United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Six months ended 1/31/09

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated MDT All Cap Core Fund

Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008		2007	[1]	2006	[2]	2005		2004
Net Asset Value, Beginning of Period	$14.05		$16.74		$15.08		$15.26		$13.52		$11.75
Income From Investment Operations:
Net investment income (loss)	0.04	[3]	0.06		0.02	[3]	0.00	[3,4]	(0.00	) [3,4]	0.01
Net realized and unrealized gain (loss) on investments	(5.53)		(1.56)		2.18		0.70		2.85		2.05
TOTAL FROM INVESTMENT OPERATIONS	(5.49)		(1.50)		2.20		0.70		2.85		2.06
Less Distributions:
Distributions from net investment income	(0.05)		--		--		(0.00	) [4]	(0.03)		(0.02)
Distributions from net realized gain on investments	--		(1.19)		(0.54)		(0.88)		(1.08)		(0.27)
TOTAL DISTRIBUTIONS	(0.05)		(1.19)		(0.54)		(0.88)		(1.11)		(0.29)
Net Asset Value, End of Period	$ 8.51		$14.05		$16.74		$15.08		$15.26		$13.52
Total Return [5]	(39.09)%		(9.98)%		14.67%		4.59%		21.79%		17.53%

Ratios to Average Net Assets:
Net expenses	1.34	% [6]	1.29%		1.36%		1.50%		1.50%		1.50%
Net investment income (loss)	0.66	% [6]	0.43%		0.13%		0.03%		(0.02)%		0.05%
Expense waiver/reimbursement [7]	0.07	% [6]	0.00	% [8]	0.00	% [8]	0.05%		0.04%		0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$96,443		$194,867		$201,888		$101,723		$30,336		$9,628
Portfolio turnover	147%		199%		225%		212%		204%		96%

1 MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Beginning with the year ended July 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$13.73		$16.51		$14.99		$15.25
Income From Investment Operations:
Net investment income (loss)	(0.01	) [3]	(0.04)		(0.11	) [3]	(0.10	) [3]
Net realized and unrealized gain (loss) on investments	(5.39)		(1.55)		2.17		0.72
TOTAL FROM INVESTMENT OPERATIONS	(5.40)		(1.59)		2.06		0.62
Less Distributions:
Distributions from net realized gain on investments	--		(1.19)		(0.54)		(0.88)
Net Asset Value, End of Period	$ 8.33		$13.73		$16.51		$14.99
Total Return [4]	(39.33)%		(10.69)%		13.81%		4.01%

Ratios to Average Net Assets:
Net expenses	2.14	% [5]	2.08%		2.13%		2.25	% [5]
Net investment income (loss)	(0.14	)% [5]	(0.36)%		(0.64)%		(0.72	)% [5]
Expense waiver/reimbursement [6]	0.09	% [5]	0.00	% [7]	0.00	% [7]	0.05	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,149		$96,601		$104,957		$48,189
Portfolio turnover	147%		199%		225%		212	% [8]

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended		Period Ended
	1/31/2009		7/31/2008		7/31/2007	[1]
Net Asset Value, Beginning of Period	$14.10		$16.86		$16.82
Income From Investment Operations:
Net investment income (loss)	0.01	[2]	(0.00	) [3]	(0.03)	[2]
Net realized and unrealized gain (loss) on investments	(5.54)		(1.57)		0.61
TOTAL FROM INVESTMENT OPERATIONS	(5.53)		(1.57)		0.58
Less Distributions:
Distributions from net investment income	(0.04)		--		--
Distributions from net realized gain on investments	--		(1.19)		(0.54)
TOTAL DISTRIBUTIONS	(0.04)		(1.19)		(0.54)
Net Asset Value, End of Period	$ 8.53		$14.10		$16.86
Total Return [4]	(39.25)%		(10.34)%		3.52%

Ratios to Average Net Assets
Net expenses	1.80	% [5]	1.75%		1.80	% [5]
Net investment income (loss)	0.18	% [5]	(0.00	)% [6]	0.30	% [5]
Expense waiver/reimbursement [7]	0.05	% [5]	0.00	% [6]	0.02	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,334		$1,393		$135
Portfolio turnover	147%		199%		225	% [8]

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 Represents less than 0.01%.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 609.10	$ 5.43
Class C Shares	$1,000	$ 606.70	$ 8.67
Class K Shares	$1,000	$ 607.50	$ 7.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.45	$ 6.82
Class C Shares	$1,000	$1,014.42	$10.87
Class K Shares	$1,000	$1,016.13	$ 9.15

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.34%
Class C Shares	2.14%
Class K Shares	1.80%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	6.6%
Biotechnology	5.8%
Software Packaged/Custom	5.3%
Property Liability Insurance	5.0%
Ethical Drugs	4.8%
Railroad	4.8%
Agricultural Chemicals	4.7%
Undesignated Consumer Cyclicals	4.7%
Miscellaneous Food Products	4.2%
Multi-Line Insurance	4.0%
Services to Medical Professionals	3.9%
Computers--Midrange	3.2%
Home Building	3.0%
AT&T Divestiture	2.4%
Defense Aerospace	2.2%
Department Stores	2.2%
Integrated International Oil	2.2%
Copper	1.9%
Diversified Leisure	1.9%
Life Insurance	1.7%
Money Center Bank	1.4%
Regional Bank	1.3%
Airline--Regional	1.2%
Agricultural Machinery	1.1%
Medical Technology	1.0%
Other [2]	18.1%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities--Net [4]	(0.2)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.6%
		Advertising--0.0%
3,100		Omnicom Group, Inc.	$80,259
		Agricultural Chemicals--4.7%
120,100		Monsanto Co.	9,134,806
3,200		Mosaic Co./The	114,144
		TOTAL	9,248,950
		Agricultural Machinery--1.1%
60,400		Deere & Co.	2,098,296
		Airline - Regional--1.2%
38,700	[1]	Alaska Air Group, Inc.	1,020,132
7,300		SkyWest, Inc.	114,245
177,500		Southwest Airlines Co.	1,247,825
		TOTAL	2,382,202
		AT&T Divestiture--2.4%
192,600		AT&T, Inc.	4,741,812
		Auto Original Equipment Manufacturers--0.5%
17,000	[1]	Fuel Systems Solutions, Inc.	444,380
28,500		Johnson Controls, Inc.	356,535
12,900		Superior Industries International, Inc.	132,483
		TOTAL	933,398
		Auto Rentals--0.1%
5,000	[1]	AMERCO	153,750
		Biotechnology--5.8%
12,500	[1]	Affymetrix, Inc.	39,750
18,700	[1]	Cephalon, Inc.	1,443,266
1,600	[1]	Charles River Laboratories International, Inc.	39,056
192,200	[1]	Gilead Sciences, Inc.	9,757,994
4,300	[1]	Hospira, Inc.	107,070
300	[1]	Myriad Genetics, Inc.	22,371
15,100	[1]	Questcor Pharmaceuticals, Inc.	97,395
		TOTAL	11,506,902
Shares			Value
		COMMON STOCKS--continued
		Book Publishing--0.0%
800		Scholastic Corp.	$8,720
		Broadcasting--0.5%
26,300	[1]	American Tower Systems Corp.	797,942
23,200		News Corp., Inc.	148,248
		TOTAL	946,190
		Building Materials--0.3%
4,100		Ameron, Inc.	204,385
26,600	[1]	Owens Corning, Inc.	354,844
		TOTAL	559,229
		Cable TV--0.7%
29,800	[1]	Discovery Communications, Inc.	432,100
55,100		Time Warner, Inc.	514,083
35,400	[1]	Viacom, Inc., Class B	522,150
		TOTAL	1,468,333
		Cement--0.2%
12,600		Texas Industries, Inc.	286,146
		Clothing Stores--0.3%
14,600	[1]	Children's Place Retail Stores, Inc.	274,626
13,600	[1]	Jos A. Bank Clothiers, Inc.	373,456
		TOTAL	648,082
		Commodity Chemicals--0.3%
2,600		Compass Minerals International, Inc.	156,442
4,900		Eastman Chemical Co.	127,155
19,600		Westlake Chemical Corp.	267,932
		TOTAL	551,529
		Computer Peripherals--0.5%
10,800		Imation Corp.	105,192
33,900	[1]	Sandisk Corp.	387,477
17,900	[1]	Synaptics, Inc.	421,903
		TOTAL	914,572
		Computer Stores--0.1%
14,100	[1]	Tech Data Corp.	255,351
Shares			Value
		COMMON STOCKS--continued
		Computers - Low End--0.3%
63,500	[1]	Dell, Inc.	$603,250
		Computers - Midrange--3.2%
183,700		Hewlett-Packard Co.	6,383,575
		Construction Machinery--0.6%
34,100		Caterpillar, Inc.	1,051,985
6,700		Joy Global, Inc.	139,561
		TOTAL	1,191,546
		Contracting--0.1%
2,200		Harsco Corp.	52,184
1,700	[1]	IHS, Inc., Class A	74,460
		TOTAL	126,644
		Copper--1.9%
151,800		Freeport-McMoRan Copper & Gold, Inc.	3,816,252
		Crude Oil & Gas Production--0.3%
5,600	[1]	Swift Energy Co.	85,792
23,300		W&T Offshore, Inc.	292,881
8,200	[1]	Whiting Petroleum Corp.	237,800
		TOTAL	616,473
		Defense Aerospace--2.2%
95,200		Boeing Co.	4,027,912
4,200		General Dynamics Corp.	238,266
		TOTAL	4,266,178
		Defense Electronics--0.2%
14,000	[1]	FLIR Systems, Inc.	349,580
		Department Stores--2.2%
32,500		Dillards, Inc., Class A	141,375
72,800		Penney (J.C.) Co., Inc.	1,219,400
42,800	[1]	Saks, Inc.	107,856
70,700	[1]	Sears Holdings Corp.	2,893,044
		TOTAL	4,361,675
		Discount Department Stores--0.1%
21,100	[1]	99 Cents Only Stores	176,818
Shares			Value
		COMMON STOCKS--continued
		Diversified Leisure--1.9%
183,600		Carnival Corp.	$3,339,684
25,500	[1]	Gaylord Entertainment Co.	270,300
15,000	[1]	Pinnacle Entertainment, Inc.	101,700
		TOTAL	3,711,684
		Electronic & Electrical Original Equipment Manufacturers--0.1%
13,100		Molex, Inc.	175,147
		Electrical Test/Measuring Equipment--0.0%
4,700	[1]	Multi-Fineline Electronix, Inc.	87,091
		Electric Utility--6.6%
43,900		American Electric Power Co., Inc.	1,376,265
66,300		CMS Energy Corp.	779,025
189,500		Edison International	6,172,015
13,000		Idacorp, Inc.	378,430
3,700		OGE Energy Corp.	91,316
85,400		Sempra Energy	3,743,936
23,500		TECO Energy, Inc.	282,235
10,400		UniSource Energy Corp.	293,696
		TOTAL	13,116,918
		Electronics Stores--0.0%
6,300		RadioShack Corp.	72,198
		Ethical Drugs--4.8%
42,000		Eli Lilly & Co.	1,546,440
57,500	[1]	Forest Laboratories, Inc., Class A	1,439,800
193,300		Merck & Co., Inc.	5,518,715
800	[1]	Noven Pharmaceuticals, Inc.	7,944
68,500		Pfizer, Inc.	998,730
		TOTAL	9,511,629
		Food Wholesaling--0.1%
7,100		SUPERVALU, Inc.	124,534
		Furniture--0.0%
10,400		Furniture Brands International, Inc.	21,320
Shares			Value
		COMMON STOCKS--continued
		Gas Distributor--0.8%
43,900		Energen Corp.	$1,282,319
4,900		New Jersey Resources Corp.	196,441
14,000	[1]	Southern Union Co.	180,460
		TOTAL	1,659,220
		Generic Drugs--0.0%
1,900	[1]	Warner Chilcott Ltd., Class A	26,125
		Home Building--3.0%
51,500		Centex Corp.	438,265
152,400		D.R. Horton, Inc.	908,304
69,000		Lennar Corp., Class A	530,610
700	[1]	M/I Schottenstein Homes, Inc.	6,188
164,000		Pulte Homes, Inc.	1,664,600
31,000		Ryland Group, Inc.	483,600
111,400	[1]	Toll Brothers, Inc.	1,896,028
		TOTAL	5,927,595
		Home Health Care--0.7%
17,900	[1]	Amedisys, Inc.	738,017
14,800	[1]	Amerigroup Corp.	413,956
10,100	[1]	LHC Group, Inc.	268,761
		TOTAL	1,420,734
		Home Products--0.1%
2,500	[1]	Energizer Holdings, Inc.	119,075
4,200		Tupperware Brands Corp.	86,352
		TOTAL	205,427
		Hospitals--0.1%
6,500		Universal Health Services, Inc., Class B	246,025
		Household Appliances--0.1%
5,500		Whirlpool Corp.	183,865
		Industrial Machinery--0.1%
5,000		Flowserve Corp.	266,550
		Integrated International Oil--2.2%
61,800		Chevron Corp.	4,358,136
Shares			Value
		COMMON STOCKS--continued
		Internet Services--0.5%
14,500	[1]	NetFlix, Inc.	$524,030
45,900	[1]	eBay, Inc.	551,718
		TOTAL	1,075,748
		Jewelry Stores--0.0%
4,300		Movado Group, Inc.	33,024
		Life Insurance--1.7%
10,800		Aflac, Inc.	250,668
15,400		American Equity Investment Life Holding Co.	103,026
10,600		Delphi Financial Group, Inc., Class A	160,802
51,800		Old Republic International Corp.	534,576
77,400		Torchmark Corp.	2,322,000
		TOTAL	3,371,072
		Long-Term Care Centers--0.0%
5,600	[1]	Kindred Healthcare, Inc.	75,992
		Lumber Products--0.1%
25,100	[1]	Louisiana-Pacific Corp.	52,208
6,000		Weyerhaeuser Co.	164,040
		TOTAL	216,248
		Medical Supplies--0.3%
1,000	[1]	Haemonetics Corp.	59,150
3,200	[1]	Kinetic Concepts, Inc.	77,120
6,800	[1]	Merit Medical Systems, Inc.	104,652
12,400	[1]	PetMed Express, Inc.	179,056
10,200	[1]	Quidel Corp.	125,460
		TOTAL	545,438
		Medical Technology--1.0%
5,700	[1]	Cantel Medical Corp.	85,443
9,900	[1]	Cyberonics, Inc.	152,361
1,300	[1]	Edwards Lifesciences Corp.	74,737
2,800	[1]	Gen-Probe, Inc.	126,056
7,000	[1]	Greatbatch Technologies, Inc.	163,100
7,900	[1]	ResMed, Inc.	315,210
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--continued
16,400	[1]	Thoratec Laboratories Corp.	$475,108
14,700	[1]	Zimmer Holdings, Inc.	535,080
		TOTAL	1,927,095
		Metal Fabrication--0.0%
2,300	[1]	RTI International Metals	30,613
1,300		Timken Co.	19,357
		TOTAL	49,970
		Miscellaneous Components--0.4%
17,500		AVX Corp.	159,600
13,000	[1]	Cree, Inc.	259,090
25,900	[1]	International Rectifier Corp.	352,758
		TOTAL	771,448
		Miscellaneous Food Products--4.2%
275,600		Archer-Daniels-Midland Co.	7,545,928
6,700		Corn Products International, Inc.	155,105
26,100	[1]	Fresh Del Monte Produce, Inc.	629,010
		TOTAL	8,330,043
		Miscellaneous Metals--0.1%
23,400	[1]	USEC, Inc.	119,106
		Money Center Bank--1.4%
74,800		Bank of New York Mellon Corp.	1,925,352
51,900		U.S. Bancorp	770,196
		TOTAL	2,695,548
		Mortgage and Title--0.1%
24,000		PMI Group, Inc.	33,360
18,600		Radian Group, Inc.	59,892
6,700		Stewart Information Services Corp.	99,428
		TOTAL	192,680
		Motion Pictures--0.3%
29,100		Walt Disney Co.	601,788
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Capital Goods--0.5%
17,700		General Electric Co.	$214,701
49,800		KBR, Inc.	705,168
14,600		Textron, Inc.	131,838
		TOTAL	1,051,707
		Multi-Line Insurance--4.0%
134,550		Allstate Corp.	2,915,699
2,500	[1]	Amerisafe, Inc.	46,825
6,400		FBL Financial Group, Inc., Class A	65,984
22,600		Hanover Insurance Group, Inc.	913,492
284,900		UNUMProvident Corp.	4,034,184
		TOTAL	7,976,184
		Office Equipment--0.2%
13,200		Pitney Bowes, Inc.	293,832
		Offshore Driller--0.4%
13,900	[1]	Transocean Ltd.	759,218
		Oil Refiner--0.8%
16,800		Sunoco, Inc.	778,176
28,600		Western Refining, Inc.	333,476
11,100		World Fuel Services Corp.	374,847
		TOTAL	1,486,499
		Oil Service, Explore & Drill--0.1%
19,600		Patterson-UTI Energy, Inc.	187,376
		Oil Well Supply--0.1%
4,400		Baker Hughes, Inc.	146,608
5,600	[1]	Dril-Quip, Inc.	137,200
		TOTAL	283,808
		Other Communications Equipment--0.1%
42,500	[1]	Tellabs, Inc.	175,525
		Packaged Foods--0.1%
7,100		Hershey Foods Corp.	264,688
		Paper Products--0.4%
58,700		MeadWestvaco Corp.	683,268
2,200		Rock-Tenn Co.	68,574
		TOTAL	751,842
Shares			Value
		COMMON STOCKS--continued
		Personal Loans--0.5%
46,100		Capital One Financial Corp.	$730,224
21,000	[1]	Ezcorp, Inc., Class A	284,970
		TOTAL	1,015,194
		Personnel Agency--0.0%
5,000		Kelly Services, Inc., Class A	45,300
		Pollution Control--0.2%
6,800	[1]	Stericycle, Inc.	332,656
		Printing--0.0%
6,700		Donnelley (R.R.) & Sons Co.	65,392
		Property Liability Insurance--5.0%
14,400		Berkley, W.R. Corp.	381,312
41,000		Chubb Corp.	1,745,780
6,300		HCC Insurance Holdings, Inc.	147,483
195,900		The Travelers Cos., Inc.	7,569,576
		TOTAL	9,844,151
		Railroad--4.8%
91,800		CSX Corp.	2,658,528
21,400		Norfolk Southern Corp.	820,904
138,400		Union Pacific Corp.	6,060,536
		TOTAL	9,539,968
		Recreational Goods--0.3%
8,200		Callaway Golf Co.	62,402
20,400	[1]	WMS Industries, Inc.	453,288
		TOTAL	515,690
		Recreational Vehicles--0.0%
32,900		Brunswick Corp.	91,462
		Regional Bank--1.3%
37,300		BB&T Corp.	738,167
7,400		Central Pacific Financial Corp.	49,802
16,400		East West Bancorp, Inc.	155,636
52,700		Marshall & Ilsley Corp.	300,917
6,500		PNC Financial Services Group	211,380
46,000		Popular, Inc.	126,040
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--continued
9,200		South Financial Group, Inc.	$17,296
71,000		SunTrust Banks, Inc.	870,460
6,000		Whitney Holding Corp.	77,940
7,400		Wintrust Financial Corp.	98,938
		TOTAL	2,646,576
		Restaurant--0.1%
1,000	[1]	Green Mountain Coffee, Inc.	38,260
2,900	[1]	Panera Bread Co.	136,242
		TOTAL	174,502
		Roofing & Wallboard--0.1%
43,300	[1]	USG Corp.	281,883
		Rubber--0.0%
18,100		Cooper Tire & Rubber Co.	84,527
		Savings & Loan--0.3%
19,800		Astoria Financial Corp.	179,784
35,000		Hudson City Bancorp, Inc.	406,000
		TOTAL	585,784
		Securities Brokerage--0.4%
8,900	[1]	Interactive Brokers Group, Inc., Class A	135,903
5,400	[1]	Knight Capital Group, Inc., Class A	97,362
11,400	[1]	Labranche & Co., Inc.	78,204
28,800		Raymond James Financial, Inc.	533,088
		TOTAL	844,557
		Semiconductor Distribution--0.9%
57,600	[1]	Arrow Electronics, Inc.	1,098,432
15,500	[1]	Avnet, Inc.	307,210
14,500	[1]	FormFactor, Inc.	225,620
5,800	[1]	Tyler Technologies, Inc.	73,022
		TOTAL	1,704,284
		Semiconductor Manufacturing--0.4%
8,700	[1]	ATMI, Inc.	117,537
146,600	[1]	Micron Technology, Inc.	545,352
6,300	[1]	Plexus Corp.	91,098
		TOTAL	753,987
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Manufacturing Equipment--0.3%
48,500	[1]	Novellus Systems, Inc.	$668,815
		Services to Medical Professionals--3.9%
3,000	[1]	Coventry Health Care, Inc.	45,390
10,500	[1]	Genoptix, Inc.	355,950
61,300	[1]	Humana, Inc.	2,325,109
5,900	[1]	Medco Health Solutions, Inc.	265,087
7,600		Omnicare, Inc.	212,496
88,300		UnitedHealth Group, Inc.	2,501,539
49,100	[1]	Wellpoint, Inc.	2,035,195
		TOTAL	7,740,766
		Shoes--0.1%
6,600	[1]	Genesco, Inc.	101,640
		Soft Drinks--0.1%
5,900		The Pepsi Bottling Group, Inc.	113,811
		Software Packaged/Custom--5.3%
105,000	[1]	Computer Sciences Corp.	3,868,200
16,000	[1]	DST Systems, Inc.	508,320
74,200	[1]	F5 Networks, Inc.	1,645,014
246,000		Microsoft Corp.	4,206,600
10,700	[1]	Solera Holdings, Inc.	257,763
		TOTAL	10,485,897
		Specialty Chemicals--0.5%
8,700		Albemarle Corp.	193,575
7,700		Cabot Corp.	102,872
4,100		Chemed Corp.	164,533
4,300		Cytec Industries, Inc.	87,892
3,900		Lubrizol Corp.	133,068
15,600	[1]	OM Group, Inc.	302,328
		TOTAL	984,268
		Specialty Retailing--0.2%
11,000		Pep Boys-Manny Moe & Jack	31,790
38,100		Williams-Sonoma, Inc.	301,752
9,800	[1]	Zale Corp.	12,152
		TOTAL	345,694
Shares			Value
		COMMON STOCKS--continued
		Stainless Steel Producer--0.5%
44,700		Allegheny Technologies, Inc.	$987,423
		Technology Services--0.1%
7,700	[1]	Stanley, Inc.	233,002
		Telecommunication Equipment & Services--0.2%
84,100		Motorola, Inc.	372,563
		Tools and Hardware--0.1%
4,300		Snap-On, Inc.	129,774
		Toys & Games--0.2%
18,200	[1]	JAKKS Pacific, Inc.	333,788
		Truck Manufacturing--0.2%
16,200		Cummins, Inc.	388,476
		Trucking--0.5%
1,500		Arkansas Best Corp.	35,085
29,900		Ryder System, Inc.	1,010,022
		TOTAL	1,045,107
		Undesignated Consumer Cyclicals--4.7%
51,600	[1]	Alliance Data Systems Corp.	2,146,044
6,800	[1]	American Public Education, Inc.	266,288
3,200	[1]	CoStar Group, Inc.	94,784
58,200	[1]	Corinthian Colleges, Inc.	1,087,176
6,100		DeVRY, Inc.	326,838
39,200	[1]	ITT Educational Services, Inc.	4,802,392
11,600		Speedway Motorsports, Inc.	167,504
1,900		Strayer Education, Inc.	411,217
		TOTAL	9,302,243
		Undesignated Consumer Staples--0.1%
4,400	[1]	USANA, Inc.	102,124
		Water Utility--0.1%
10,100		Aqua America, Inc.	209,474
		TOTAL COMMON STOCKS (IDENTIFIED COST $232,622,472)	195,096,567
Shares			Value
		MUTUAL FUND--1.6%
3,176,994	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	$3,176,994
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $235,799,466) [4]	198,273,561
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [5]	(427,609)
		TOTAL NET ASSETS--100%	$197,845,952

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$198,273,561
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$198,273,561

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $3,176,994 of investments in an affiliated issuer (Note 5) (identified cost $235,799,466)		$198,273,561
Cash		13
Income receivable		132,609
Receivable for investments sold		10,174,925
Receivable for shares sold		397,936
TOTAL ASSETS		208,979,044
Liabilities:
Payable for investments purchased	$10,318,903
Payable for shares redeemed	560,145
Payable for Directors'/Trustees' fees	133
Payable for distribution services fee (Note 5)	33,408
Payable for shareholder services fee (Note 5)	85,674
Accrued expenses	134,829
TOTAL LIABILITIES		11,133,092
Net assets for 23,338,173 shares outstanding		$197,845,952
Net Assets Consist of:
Paid-in capital		$381,283,452
Net unrealized depreciation of investments		(37,525,905)
Accumulated net realized loss on investments		(146,645,848)
Undistributed net investment income		734,253
TOTAL NET ASSETS		$197,845,952

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($47,920,086 ÷ 5,580,172 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Class A Shares:
Net asset value per share ($96,443,089 ÷ 11,338,024 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share (100/94.50 of $8.51)	$9.01
Redemption proceeds per share	$8.51
Class C Shares:
Net asset value per share ($52,148,852 ÷ 6,263,567 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share (99.00/100 of $8.33)	$8.25
Class K Shares:
Net asset value per share ($1,333,925 ÷ 156,410 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $35,673 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $979)		$2,803,851
Expenses:
Investment adviser fee (Note 5)	$1,051,019
Administrative personnel and services fee (Note 5)	136,110
Custodian fees	26,323
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	45,077
Transfer and dividend disbursing agent fees and expenses--Class A Shares	127,356
Transfer and dividend disbursing agent fees and expenses--Class C Shares	88,918
Transfer and dividend disbursing agent fees and expenses--Class K Shares	2,519
Directors'/Trustees' fees	2,560
Auditing fees	10,924
Legal fees	3,339
Portfolio accounting fees	65,059
Distribution services fee--Class C Shares (Note 5)	265,025
Distribution services fee--Class K Shares (Note 5)	3,535
Shareholder services fee--Class A Shares (Note 5)	178,835
Shareholder services fee--Class C Shares (Note 5)	88,227
Account administration fee--Class A Shares	285
Account administration fee--Class C Shares	114
Share registration costs	36,491
Printing and postage	37,215
Insurance premiums	3,021
Interest expense	360
Miscellaneous	4,468
TOTAL EXPENSES	2,176,780

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(32,773)
Waiver of administrative personnel and services fee	(29,467)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(5,695)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(18,392)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(17,498)
TOTAL WAIVERS AND REIMBURSEMENTS		$(103,825)
Net expenses			$2,072,955
Net investment income			730,896
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(121,053,781)
Net change in unrealized depreciation of investments			(24,331,707)
Net realized and unrealized loss on investments			(145,385,488)
Change in net assets resulting from operations			$(144,654,592)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$730,896	$1,186,226
Net realized loss on investments	(121,053,781)	(25,156,859)
Net change in unrealized appreciation/depreciation of investments	(24,331,707)	(20,313,246)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(144,654,592)	(44,283,879)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(512,139)	--
Class A Shares	(664,841)	--
Class C Shares	--	--
Class K Shares	(5,889)	--
Distributions from net realized gain on investments
Institutional Shares	--	(6,297,925)
Class A Shares	--	(14,822,479)
Class C Shares	--	(7,853,780)
Class K Shares	--	(32,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,182,869)	(29,006,992)
Share Transactions:
Proceeds from sale of shares	47,512,415	148,687,842
Net asset value of shares issued to shareholders in payment of distributions declared	1,059,659	25,603,826
Cost of shares redeemed	(84,430,847)	(113,566,093)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,858,773)	60,725,575
Change in net assets	(181,696,234)	(12,565,296)
Net Assets:
Beginning of period	379,542,186	392,107,482
End of period (including undistributed net investment income of $734,253 and $1,186,226, respectively)	$197,845,952	$379,542,186

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,063,208	$11,697,890	2,316,132	$37,878,322
Shares issued to shareholders in payment of distributions declared	45,381	417,053	306,108	5,075,279
Shares redeemed	(1,623,147)	(16,925,120)	(1,569,357)	(25,328,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(514,558)	$(4,810,177)	1,052,883	$17,625,422

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,714,876	$28,002,953	4,864,131	$77,675,376
Shares issued to shareholders in payment of distributions declared	69,892	636,717	864,495	14,186,366
Shares redeemed	(5,316,270)	(52,798,626)	(3,920,927)	(61,812,706)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,531,502)	$(24,158,956)	1,807,699	$30,049,036

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	661,270	$6,799,326	1,978,773	$31,441,573
Shares issued to shareholders in payment of distributions declared	--	--	391,649	6,309,458
Shares redeemed	(1,434,188)	(14,352,736)	(1,692,463)	(26,152,035)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(772,918)	$(7,553,410)	677,959	$11,598,996

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	91,780	$1,012,246	106,180	$1,692,571
Shares issued to shareholders in payment of distributions declared	644	5,889	1,982	32,723
Shares redeemed	(34,812)	(354,365)	(17,383)	(273,173)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	57,612	$663,770	90,779	$1,452,121
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,761,366)	$(35,858,773)	3,629,320	$60,725,575

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $235,799,466. The net unrealized depreciation of investments for federal tax purposes was $37,525,905. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,105,497 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,631,402.

At July 31, 2008, the Fund had a capital loss carryforward of $3,647,165 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain classes of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

In addition, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $31,562 of its fee. In addition, an affiliate of the Adviser reimbursed $41,585 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $29,467 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $29,228 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $9,692 in sales charges from the sale of Class A Shares. FSC also retained $3,822 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $1,211. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,891,293	39,941,067	38,655,366	3,176,994	$3,176,994	$35,673

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$416,723,922
Sales	$452,193,789

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R106
Cusip 31421R205
Cusip 31421R718

36361 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008		2007 [1]	2006 [2]	2005	2004
Net Asset Value, Beginning of Period	$14.22		$16.88		$15.17	$15.32	$13.55	$11.76
Income From Investment Operations:
Net investment income	0.05	[3]	0.10		0.07 [3]	0.05 [3]	0.03 [3]	0.04
Net realized and unrealized gain (loss) on investments	(5.59)		(1.57)		2.18	0.70	2.87	2.05
TOTAL FROM INVESTMENT OPERATIONS	(5.54)		(1.47)		2.25	0.75	2.90	2.09
Less Distributions:
Distributions from net investment income	(0.09)		--		--	(0.02)	(0.05)	(0.03)
Distributions from net realized gain on investments	--		(1.19)		(0.54)	(0.88)	(1.08)	(0.27)
TOTAL DISTRIBUTIONS	(0.09)		(1.19)		(0.54)	(0.90)	(1.13)	(0.30)
Net Asset Value, End of Period	$ 8.59		$14.22		$16.88	$15.17	$15.32	$13.55
Total Return [4]	(39.00)%		(9.71)%		14.92%	4.85%	22.14%	17.78%

Ratios to Average Net Assets:
Net expenses	1.06	% [5]	1.01%		1.07%	1.25%	1.25%	1.25%
Net investment income	0.95	% [5]	0.72%		0.40%	0.28%	0.23%	0.30%
Expense waiver/reimbursement [6]	0.06	% [5]	0.00	% [7]	0.01%	0.05%	0.04%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,920		$86,681		$85,128	$42,656	$43,782	$31,532
Portfolio turnover	147%		199%		225%	212%	204%	96%

1 MDT All Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT All Cap Core Fund (the "Fund"), as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Beginning with the year ended July 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 610.00	$4.30
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.86	$5.40

1 Expenses are equal to the Fund's annualized net expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	6.6%
Biotechnology	5.8%
Software Packaged/Custom	5.3%
Property Liability Insurance	5.0%
Ethical Drugs	4.8%
Railroad	4.8%
Agricultural Chemicals	4.7%
Undesignated Consumer Cyclicals	4.7%
Miscellaneous Food Products	4.2%
Multi-Line Insurance	4.0%
Services to Medical Professionals	3.9%
Computers - Midrange	3.2%
Home Building	3.0%
AT&T Divestiture	2.4%
Defense Aerospace	2.2%
Department Stores	2.2%
Integrated International Oil	2.2%
Copper	1.9%
Diversified Leisure	1.9%
Life Insurance	1.7%
Money Center Bank	1.4%
Regional Bank	1.3%
Airline - Regional	1.2%
Agricultural Machinery	1.1%
Medical Technology	1.0%
Other [2]	18.1%
Cash Equivalents [3]	1.6%
Other Assets and Liabilities--Net [4]	(0.2)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.6%
		Advertising--0.0%
3,100		Omnicom Group, Inc.	$80,259
		Agricultural Chemicals--4.7%
120,100		Monsanto Co.	9,134,806
3,200		Mosaic Co./The	114,144
		TOTAL	9,248,950
		Agricultural Machinery--1.1%
60,400		Deere & Co.	2,098,296
		Airline - Regional--1.2%
38,700	[1]	Alaska Air Group, Inc.	1,020,132
7,300		SkyWest, Inc.	114,245
177,500		Southwest Airlines Co.	1,247,825
		TOTAL	2,382,202
		AT&T Divestiture--2.4%
192,600		AT&T, Inc.	4,741,812
		Auto Original Equipment Manufacturers--0.5%
17,000	[1]	Fuel Systems Solutions, Inc.	444,380
28,500		Johnson Controls, Inc.	356,535
12,900		Superior Industries International, Inc.	132,483
		TOTAL	933,398
		Auto Rentals--0.1%
5,000	[1]	AMERCO	153,750
		Biotechnology--5.8%
12,500	[1]	Affymetrix, Inc.	39,750
18,700	[1]	Cephalon, Inc.	1,443,266
1,600	[1]	Charles River Laboratories International, Inc.	39,056
192,200	[1]	Gilead Sciences, Inc.	9,757,994
4,300	[1]	Hospira, Inc.	107,070
300	[1]	Myriad Genetics, Inc.	22,371
15,100	[1]	Questcor Pharmaceuticals, Inc.	97,395
		TOTAL	11,506,902
Shares			Value
		COMMON STOCKS--continued
		Book Publishing--0.0%
800		Scholastic Corp.	$8,720
		Broadcasting--0.5%
26,300	[1]	American Tower Systems Corp.	797,942
23,200		News Corp., Inc.	148,248
		TOTAL	946,190
		Building Materials--0.3%
4,100		Ameron, Inc.	204,385
26,600	[1]	Owens Corning, Inc.	354,844
		TOTAL	559,229
		Cable TV--0.7%
29,800	[1]	Discovery Communications, Inc.	432,100
55,100		Time Warner, Inc.	514,083
35,400	[1]	Viacom, Inc., Class B	522,150
		TOTAL	1,468,333
		Cement--0.2%
12,600		Texas Industries, Inc.	286,146
		Clothing Stores--0.3%
14,600	[1]	Children's Place Retail Stores, Inc.	274,626
13,600	[1]	Jos A. Bank Clothiers, Inc.	373,456
		TOTAL	648,082
		Commodity Chemicals--0.3%
2,600		Compass Minerals International, Inc.	156,442
4,900		Eastman Chemical Co.	127,155
19,600		Westlake Chemical Corp.	267,932
		TOTAL	551,529
		Computer Peripherals--0.5%
10,800		Imation Corp.	105,192
33,900	[1]	Sandisk Corp.	387,477
17,900	[1]	Synaptics, Inc.	421,903
		TOTAL	914,572
		Computer Stores--0.1%
14,100	[1]	Tech Data Corp.	255,351
Shares			Value
		COMMON STOCKS--continued
		Computers - Low End--0.3%
63,500	[1]	Dell, Inc.	$603,250
		Computers - Midrange--3.2%
183,700		Hewlett-Packard Co.	6,383,575
		Construction Machinery--0.6%
34,100		Caterpillar, Inc.	1,051,985
6,700		Joy Global, Inc.	139,561
		TOTAL	1,191,546
		Contracting--0.1%
2,200		Harsco Corp.	52,184
1,700	[1]	IHS, Inc., Class A	74,460
		TOTAL	126,644
		Copper--1.9%
151,800		Freeport-McMoRan Copper & Gold, Inc.	3,816,252
		Crude Oil & Gas Production--0.3%
5,600	[1]	Swift Energy Co.	85,792
23,300		W&T Offshore, Inc.	292,881
8,200	[1]	Whiting Petroleum Corp.	237,800
		TOTAL	616,473
		Defense Aerospace--2.2%
95,200		Boeing Co.	4,027,912
4,200		General Dynamics Corp.	238,266
		TOTAL	4,266,178
		Defense Electronics--0.2%
14,000	[1]	FLIR Systems, Inc.	349,580
		Department Stores--2.2%
32,500		Dillards, Inc., Class A	141,375
72,800		Penney (J.C.) Co., Inc.	1,219,400
42,800	[1]	Saks, Inc.	107,856
70,700	[1]	Sears Holdings Corp.	2,893,044
		TOTAL	4,361,675
		Discount Department Stores--0.1%
21,100	[1]	99 Cents Only Stores	176,818
Shares			Value
		COMMON STOCKS--continued
		Diversified Leisure--1.9%
183,600		Carnival Corp.	$3,339,684
25,500	[1]	Gaylord Entertainment Co.	270,300
15,000	[1]	Pinnacle Entertainment, Inc.	101,700
		TOTAL	3,711,684
		Electronic & Electrical Original Equipment Manufacturers--0.1%
13,100		Molex, Inc.	175,147
		Electrical Test/Measuring Equipment--0.0%
4,700	[1]	Multi-Fineline Electronix, Inc.	87,091
		Electric Utility--6.6%
43,900		American Electric Power Co., Inc.	1,376,265
66,300		CMS Energy Corp.	779,025
189,500		Edison International	6,172,015
13,000		Idacorp, Inc.	378,430
3,700		OGE Energy Corp.	91,316
85,400		Sempra Energy	3,743,936
23,500		TECO Energy, Inc.	282,235
10,400		UniSource Energy Corp.	293,696
		TOTAL	13,116,918
		Electronics Stores--0.0%
6,300		RadioShack Corp.	72,198
		Ethical Drugs--4.8%
42,000		Eli Lilly & Co.	1,546,440
57,500	[1]	Forest Laboratories, Inc., Class A	1,439,800
193,300		Merck & Co., Inc.	5,518,715
800	[1]	Noven Pharmaceuticals, Inc.	7,944
68,500		Pfizer, Inc.	998,730
		TOTAL	9,511,629
		Food Wholesaling--0.1%
7,100		SUPERVALU, Inc.	124,534
		Furniture--0.0%
10,400		Furniture Brands International, Inc.	21,320
Shares			Value
		COMMON STOCKS--continued
		Gas Distributor--0.8%
43,900		Energen Corp.	$1,282,319
4,900		New Jersey Resources Corp.	196,441
14,000	[1]	Southern Union Co.	180,460
		TOTAL	1,659,220
		Generic Drugs--0.0%
1,900	[1]	Warner Chilcott Ltd., Class A	26,125
		Home Building--3.0%
51,500		Centex Corp.	438,265
152,400		D.R. Horton, Inc.	908,304
69,000		Lennar Corp., Class A	530,610
700	[1]	M/I Schottenstein Homes, Inc.	6,188
164,000		Pulte Homes, Inc.	1,664,600
31,000		Ryland Group, Inc.	483,600
111,400	[1]	Toll Brothers, Inc.	1,896,028
		TOTAL	5,927,595
		Home Health Care--0.7%
17,900	[1]	Amedisys, Inc.	738,017
14,800	[1]	Amerigroup Corp.	413,956
10,100	[1]	LHC Group, Inc.	268,761
		TOTAL	1,420,734
		Home Products--0.1%
2,500	[1]	Energizer Holdings, Inc.	119,075
4,200		Tupperware Brands Corp.	86,352
		TOTAL	205,427
		Hospitals--0.1%
6,500		Universal Health Services, Inc., Class B	246,025
		Household Appliances--0.1%
5,500		Whirlpool Corp.	183,865
		Industrial Machinery--0.1%
5,000		Flowserve Corp.	266,550
		Integrated International Oil--2.2%
61,800		Chevron Corp.	4,358,136
Shares			Value
		COMMON STOCKS--continued
		Internet Services--0.5%
14,500	[1]	NetFlix, Inc.	$524,030
45,900	[1]	eBay, Inc.	551,718
		TOTAL	1,075,748
		Jewelry Stores--0.0%
4,300		Movado Group, Inc.	33,024
		Life Insurance--1.7%
10,800		Aflac, Inc.	250,668
15,400		American Equity Investment Life Holding Co.	103,026
10,600		Delphi Financial Group, Inc., Class A	160,802
51,800		Old Republic International Corp.	534,576
77,400		Torchmark Corp.	2,322,000
		TOTAL	3,371,072
		Long-Term Care Centers--0.0%
5,600	[1]	Kindred Healthcare, Inc.	75,992
		Lumber Products--0.1%
25,100	[1]	Louisiana-Pacific Corp.	52,208
6,000		Weyerhaeuser Co.	164,040
		TOTAL	216,248
		Medical Supplies--0.3%
1,000	[1]	Haemonetics Corp.	59,150
3,200	[1]	Kinetic Concepts, Inc.	77,120
6,800	[1]	Merit Medical Systems, Inc.	104,652
12,400	[1]	PetMed Express, Inc.	179,056
10,200	[1]	Quidel Corp.	125,460
		TOTAL	545,438
		Medical Technology--1.0%
5,700	[1]	Cantel Medical Corp.	85,443
9,900	[1]	Cyberonics, Inc.	152,361
1,300	[1]	Edwards Lifesciences Corp.	74,737
2,800	[1]	Gen-Probe, Inc.	126,056
7,000	[1]	Greatbatch Technologies, Inc.	163,100
7,900	[1]	ResMed, Inc.	315,210
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--continued
16,400	[1]	Thoratec Laboratories Corp.	$475,108
14,700	[1]	Zimmer Holdings, Inc.	535,080
		TOTAL	1,927,095
		Metal Fabrication--0.0%
2,300	[1]	RTI International Metals	30,613
1,300		Timken Co.	19,357
		TOTAL	49,970
		Miscellaneous Components--0.4%
17,500		AVX Corp.	159,600
13,000	[1]	Cree, Inc.	259,090
25,900	[1]	International Rectifier Corp.	352,758
		TOTAL	771,448
		Miscellaneous Food Products--4.2%
275,600		Archer-Daniels-Midland Co.	7,545,928
6,700		Corn Products International, Inc.	155,105
26,100	[1]	Fresh Del Monte Produce, Inc.	629,010
		TOTAL	8,330,043
		Miscellaneous Metals--0.1%
23,400	[1]	USEC, Inc.	119,106
		Money Center Bank--1.4%
74,800		Bank of New York Mellon Corp.	1,925,352
51,900		U.S. Bancorp	770,196
		TOTAL	2,695,548
		Mortgage and Title--0.1%
24,000		PMI Group, Inc.	33,360
18,600		Radian Group, Inc.	59,892
6,700		Stewart Information Services Corp.	99,428
		TOTAL	192,680
		Motion Pictures--0.3%
29,100		Walt Disney Co.	601,788
Shares			Value
		COMMON STOCKS--continued
		Multi-Industry Capital Goods--0.5%
17,700		General Electric Co.	$214,701
49,800		KBR, Inc.	705,168
14,600		Textron, Inc.	131,838
		TOTAL	1,051,707
		Multi-Line Insurance--4.0%
134,550		Allstate Corp.	2,915,699
2,500	[1]	Amerisafe, Inc.	46,825
6,400		FBL Financial Group, Inc., Class A	65,984
22,600		Hanover Insurance Group, Inc.	913,492
284,900		UNUMProvident Corp.	4,034,184
		TOTAL	7,976,184
		Office Equipment--0.2%
13,200		Pitney Bowes, Inc.	293,832
		Offshore Driller--0.4%
13,900	[1]	Transocean Ltd.	759,218
		Oil Refiner--0.8%
16,800		Sunoco, Inc.	778,176
28,600		Western Refining, Inc.	333,476
11,100		World Fuel Services Corp.	374,847
		TOTAL	1,486,499
		Oil Service, Explore & Drill--0.1%
19,600		Patterson-UTI Energy, Inc.	187,376
		Oil Well Supply--0.1%
4,400		Baker Hughes, Inc.	146,608
5,600	[1]	Dril-Quip, Inc.	137,200
		TOTAL	283,808
		Other Communications Equipment--0.1%
42,500	[1]	Tellabs, Inc.	175,525
		Packaged Foods--0.1%
7,100		Hershey Foods Corp.	264,688
		Paper Products--0.4%
58,700		MeadWestvaco Corp.	683,268
2,200		Rock-Tenn Co.	68,574
		TOTAL	751,842
Shares			Value
		COMMON STOCKS--continued
		Personal Loans--0.5%
46,100		Capital One Financial Corp.	$730,224
21,000	[1]	Ezcorp, Inc., Class A	284,970
		TOTAL	1,015,194
		Personnel Agency--0.0%
5,000		Kelly Services, Inc., Class A	45,300
		Pollution Control--0.2%
6,800	[1]	Stericycle, Inc.	332,656
		Printing--0.0%
6,700		Donnelley (R.R.) & Sons Co.	65,392
		Property Liability Insurance--5.0%
14,400		Berkley, W.R. Corp.	381,312
41,000		Chubb Corp.	1,745,780
6,300		HCC Insurance Holdings, Inc.	147,483
195,900		The Travelers Cos., Inc.	7,569,576
		TOTAL	9,844,151
		Railroad--4.8%
91,800		CSX Corp.	2,658,528
21,400		Norfolk Southern Corp.	820,904
138,400		Union Pacific Corp.	6,060,536
		TOTAL	9,539,968
		Recreational Goods--0.3%
8,200		Callaway Golf Co.	62,402
20,400	[1]	WMS Industries, Inc.	453,288
		TOTAL	515,690
		Recreational Vehicles--0.0%
32,900		Brunswick Corp.	91,462
		Regional Bank--1.3%
37,300		BB&T Corp.	738,167
7,400		Central Pacific Financial Corp.	49,802
16,400		East West Bancorp, Inc.	155,636
52,700		Marshall & Ilsley Corp.	300,917
6,500		PNC Financial Services Group	211,380
46,000		Popular, Inc.	126,040
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--continued
9,200		South Financial Group, Inc.	$17,296
71,000		SunTrust Banks, Inc.	870,460
6,000		Whitney Holding Corp.	77,940
7,400		Wintrust Financial Corp.	98,938
		TOTAL	2,646,576
		Restaurant--0.1%
1,000	[1]	Green Mountain Coffee, Inc.	38,260
2,900	[1]	Panera Bread Co.	136,242
		TOTAL	174,502
		Roofing & Wallboard--0.1%
43,300	[1]	USG Corp.	281,883
		Rubber--0.0%
18,100		Cooper Tire & Rubber Co.	84,527
		Savings & Loan--0.3%
19,800		Astoria Financial Corp.	179,784
35,000		Hudson City Bancorp, Inc.	406,000
		TOTAL	585,784
		Securities Brokerage--0.4%
8,900	[1]	Interactive Brokers Group, Inc., Class A	135,903
5,400	[1]	Knight Capital Group, Inc., Class A	97,362
11,400	[1]	Labranche & Co., Inc.	78,204
28,800		Raymond James Financial, Inc.	533,088
		TOTAL	844,557
		Semiconductor Distribution--0.9%
57,600	[1]	Arrow Electronics, Inc.	1,098,432
15,500	[1]	Avnet, Inc.	307,210
14,500	[1]	FormFactor, Inc.	225,620
5,800	[1]	Tyler Technologies, Inc.	73,022
		TOTAL	1,704,284
		Semiconductor Manufacturing--0.4%
8,700	[1]	ATMI, Inc.	117,537
146,600	[1]	Micron Technology, Inc.	545,352
6,300	[1]	Plexus Corp.	91,098
		TOTAL	753,987
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Manufacturing Equipment--0.3%
48,500	[1]	Novellus Systems, Inc.	$668,815
		Services to Medical Professionals--3.9%
3,000	[1]	Coventry Health Care, Inc.	45,390
10,500	[1]	Genoptix, Inc.	355,950
61,300	[1]	Humana, Inc.	2,325,109
5,900	[1]	Medco Health Solutions, Inc.	265,087
7,600		Omnicare, Inc.	212,496
88,300		UnitedHealth Group, Inc.	2,501,539
49,100	[1]	Wellpoint, Inc.	2,035,195
		TOTAL	7,740,766
		Shoes--0.1%
6,600	[1]	Genesco, Inc.	101,640
		Soft Drinks--0.1%
5,900		The Pepsi Bottling Group, Inc.	113,811
		Software Packaged/Custom--5.3%
105,000	[1]	Computer Sciences Corp.	3,868,200
16,000	[1]	DST Systems, Inc.	508,320
74,200	[1]	F5 Networks, Inc.	1,645,014
246,000		Microsoft Corp.	4,206,600
10,700	[1]	Solera Holdings, Inc.	257,763
		TOTAL	10,485,897
		Specialty Chemicals--0.5%
8,700		Albemarle Corp.	193,575
7,700		Cabot Corp.	102,872
4,100		Chemed Corp.	164,533
4,300		Cytec Industries, Inc.	87,892
3,900		Lubrizol Corp.	133,068
15,600	[1]	OM Group, Inc.	302,328
		TOTAL	984,268
		Specialty Retailing--0.2%
11,000		Pep Boys-Manny Moe & Jack	31,790
38,100		Williams-Sonoma, Inc.	301,752
9,800	[1]	Zale Corp.	12,152
		TOTAL	345,694
Shares			Value
		COMMON STOCKS--continued
		Stainless Steel Producer--0.5%
44,700		Allegheny Technologies, Inc.	$987,423
		Technology Services--0.1%
7,700	[1]	Stanley, Inc.	233,002
		Telecommunication Equipment & Services--0.2%
84,100		Motorola, Inc.	372,563
		Tools and Hardware--0.1%
4,300		Snap-On, Inc.	129,774
		Toys & Games--0.2%
18,200	[1]	JAKKS Pacific, Inc.	333,788
		Truck Manufacturing--0.2%
16,200		Cummins, Inc.	388,476
		Trucking--0.5%
1,500		Arkansas Best Corp.	35,085
29,900		Ryder System, Inc.	1,010,022
		TOTAL	1,045,107
		Undesignated Consumer Cyclicals--4.7%
51,600	[1]	Alliance Data Systems Corp.	2,146,044
6,800	[1]	American Public Education, Inc.	266,288
3,200	[1]	CoStar Group, Inc.	94,784
58,200	[1]	Corinthian Colleges, Inc.	1,087,176
6,100		DeVRY, Inc.	326,838
39,200	[1]	ITT Educational Services, Inc.	4,802,392
11,600		Speedway Motorsports, Inc.	167,504
1,900		Strayer Education, Inc.	411,217
		TOTAL	9,302,243
		Undesignated Consumer Staples--0.1%
4,400	[1]	USANA, Inc.	102,124
		Water Utility--0.1%
10,100		Aqua America, Inc.	209,474
		TOTAL COMMON STOCKS (IDENTIFIED COST $232,622,472)	195,096,567
Shares			Value
		MUTUAL FUND--1.6%
3,176,994	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	$3,176,994
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $235,799,466) [4]	198,273,561
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [5]	(427,609)
		TOTAL NET ASSETS--100%	$197,845,952

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$198,273,561
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$198,273,561

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $3,176,994 of investments in an affiliated issuer (Note 5) (identified cost $235,799,466)		$198,273,561
Cash		13
Income receivable		132,609
Receivable for investments sold		10,174,925
Receivable for shares sold		397,936
TOTAL ASSETS		208,979,044
Liabilities:
Payable for investments purchased	$10,318,903
Payable for shares redeemed	560,145
Payable for Directors'/Trustees' fees	133
Payable for distribution services fee (Note 5)	33,408
Payable for shareholder services fee (Note 5)	85,674
Accrued expenses	134,829
TOTAL LIABILITIES		11,133,092
Net assets for 23,338,173 shares outstanding		$197,845,952
Net Assets Consist of:
Paid-in capital		$381,283,452
Net unrealized depreciation of investments		(37,525,905)
Accumulated net realized loss on investments		(146,645,848)
Undistributed net investment income		734,253
TOTAL NET ASSETS		$197,845,952

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($47,920,086 ÷ 5,580,172 shares outstanding), no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Class A Shares:
Net asset value per share ($96,443,089 ÷ 11,338,024 shares outstanding), no par value, unlimited shares authorized	$8.51
Offering price per share (100/94.50 of $8.51)	$9.01
Redemption proceeds per share	$8.51
Class C Shares:
Net asset value per share ($52,148,852 ÷ 6,263,567 shares outstanding), no par value, unlimited shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share (99.00/100 of $8.33)	$8.25
Class K Shares:
Net asset value per share ($1,333,925 ÷ 156,410 shares outstanding), no par value, unlimited shares authorized	$8.53
Offering price per share	$8.53
Redemption proceeds per share	$8.53

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $35,673 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $979)		$2,803,851
Expenses:
Investment adviser fee (Note 5)	$1,051,019
Administrative personnel and services fee (Note 5)	136,110
Custodian fees	26,323
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	45,077
Transfer and dividend disbursing agent fees and expenses--Class A Shares	127,356
Transfer and dividend disbursing agent fees and expenses--Class C Shares	88,918
Transfer and dividend disbursing agent fees and expenses--Class K Shares	2,519
Directors'/Trustees' fees	2,560
Auditing fees	10,924
Legal fees	3,339
Portfolio accounting fees	65,059
Distribution services fee--Class C Shares (Note 5)	265,025
Distribution services fee--Class K Shares (Note 5)	3,535
Shareholder services fee--Class A Shares (Note 5)	178,835
Shareholder services fee--Class C Shares (Note 5)	88,227
Account administration fee--Class A Shares	285
Account administration fee--Class C Shares	114
Share registration costs	36,491
Printing and postage	37,215
Insurance premiums	3,021
Interest expense	360
Miscellaneous	4,468
TOTAL EXPENSES	2,176,780

Statement of Operations - continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(32,773)
Waiver of administrative personnel and services fee	(29,467)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(5,695)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(18,392)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(17,498)
TOTAL WAIVERS AND REIMBURSEMENTS		$(103,825)
Net expenses			$2,072,955
Net investment income			730,896
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(121,053,781)
Net change in unrealized depreciation of investments			(24,331,707)
Net realized and unrealized loss on investments			(145,385,488)
Change in net assets resulting from operations			$(144,654,592)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$730,896	$1,186,226
Net realized loss on investments	(121,053,781)	(25,156,859)
Net change in unrealized appreciation/depreciation of investments	(24,331,707)	(20,313,246)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(144,654,592)	(44,283,879)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(512,139)	--
Class A Shares	(664,841)	--
Class C Shares	--	--
Class K Shares	(5,889)	--
Distributions from net realized gain on investments
Institutional Shares	--	(6,297,925)
Class A Shares	--	(14,822,479)
Class C Shares	--	(7,853,780)
Class K Shares	--	(32,808)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,182,869)	(29,006,992)
Share Transactions:
Proceeds from sale of shares	47,512,415	148,687,842
Net asset value of shares issued to shareholders in payment of distributions declared	1,059,659	25,603,826
Cost of shares redeemed	(84,430,847)	(113,566,093)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,858,773)	60,725,575
Change in net assets	(181,696,234)	(12,565,296)
Net Assets:
Beginning of period	379,542,186	392,107,482
End of period (including undistributed net investment income of $734,253 and $1,186,226, respectively)	$197,845,952	$379,542,186

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,063,208	$11,697,890	2,316,132	$37,878,322
Shares issued to shareholders in payment of distributions declared	45,381	417,053	306,108	5,075,279
Shares redeemed	(1,623,147)	(16,925,120)	(1,569,357)	(25,328,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(514,558)	$(4,810,177)	1,052,883	$17,625,422

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,714,876	$28,002,953	4,864,131	$77,675,376
Shares issued to shareholders in payment of distributions declared	69,892	636,717	864,495	14,186,366
Shares redeemed	(5,316,270)	(52,798,626)	(3,920,927)	(61,812,706)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,531,502)	$(24,158,956)	1,807,699	$30,049,036

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	661,270	$6,799,326	1,978,773	$31,441,573
Shares issued to shareholders in payment of distributions declared	--	--	391,649	6,309,458
Shares redeemed	(1,434,188)	(14,352,736)	(1,692,463)	(26,152,035)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(772,918)	$(7,553,410)	677,959	$11,598,996

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	91,780	$1,012,246	106,180	$1,692,571
Shares issued to shareholders in payment of distributions declared	644	5,889	1,982	32,723
Shares redeemed	(34,812)	(354,365)	(17,383)	(273,173)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	57,612	$663,770	90,779	$1,452,121
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,761,366)	$(35,858,773)	3,629,320	$60,725,575

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $235,799,466. The net unrealized depreciation of investments for federal tax purposes was $37,525,905. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,105,497 and net unrealized depreciation from investments for those securities having an excess of cost over value of $44,631,402.

At July 31, 2008, the Fund had a capital loss carryforward of $3,647,165 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain classes of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

In addition, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $31,562 of its fee. In addition, an affiliate of the Adviser reimbursed $41,585 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $29,467 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $29,228 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $9,692 in sales charges from the sale of Class A Shares. FSC also retained $3,822 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $1,211. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,891,293	39,941,067	38,655,366	3,176,994	$3,176,994	$35,673

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$416,723,922
Sales	$452,193,789

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R304

36362 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Balanced Fund

Established 2002

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2009		2008	2007 [1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.51		$13.75	$13.21	$13.67
Income From Investment Operations:
Net investment income	0.13		0.28 [3]	0.20 [3]	0.18	[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(3.40)		(1.00)	1.15	0.46
TOTAL FROM INVESTMENT OPERATIONS	(3.27)		(0.72)	1.35	0.64
Less Distributions:
Distributions from net investment income	(0.27)		(0.17)	(0.16)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	--		(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.27)		(0.52)	(0.81)	(1.10)
Net Asset Value, End of Period	$ 8.97		$12.51	$13.75	$13.21
Total Return [4]	(26.22)%		(5.60)%	10.39%	4.85%

Ratios to Average Net Assets:
Net expenses	1.30	% [5]	1.31%	1.40%	1.50	% [5]
Net investment income	2.13	% [5]	2.08%	1.42%	1.60	% [5]
Expense waiver/reimbursement [6]	0.09	% [5]	0.03%	0.13%	0.17	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$104,152		$153,458	$51,167	$1,962
Portfolio turnover	105%		158%	174%	139	% [7]

1 MDT Balanced Fund (the "Predecessor Fund") was reorganized into Federated MDT Balanced Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended
July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2009		2008	2007 [1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.30		$13.60	$13.13	$13.67
Income From Investment Operations:
Net investment income	0.08		0.19 [3]	0.09 [3]	0.10	[3]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(3.33)		(1.00)	1.14	0.44
TOTAL FROM INVESTMENT OPERATIONS	(3.25)		(0.81)	1.23	0.54
Less Distributions:
Distributions from net investment income	(0.17)		(0.14)	(0.11)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	--		(0.35)	(0.65)	(0.93)
TOTAL DISTRIBUTIONS	(0.17)		(0.49)	(0.76)	(1.08)
Net Asset Value, End of Period	$ 8.88		$12.30	$13.60	$13.13
Total Return [4]	(26.47)%		(6.28)%	9.50%	4.04%

Ratios to Average Net Assets:
Net expenses	2.05	% [5]	2.05%	2.15%	2.25	% [5]
Net investment income	1.38	% [5]	1.41%	0.66%	0.85	% [5]
Expense waiver/reimbursement [6]	0.07	% [5]	0.03%	0.16%	0.17	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,738		$82,033	$15,775	$3,910
Portfolio turnover	105%		158%	174%	139	% [7]
1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended
July 31, 2006.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	1/31/2009		7/31/2008	7/31/2007	[1]
Net Asset Value, Beginning of Period	$12.51		$13.77	$14.28
Income From Investment Operations:
Net investment income	0.09		0.20 [2]	0.05	[2]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(3.39)		(0.98)	0.26
TOTAL FROM INVESTMENT OPERATIONS	(3.30)		(0.78)	0.31
Less Distributions:
Distributions from net investment income	(0.25)		(0.13)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	--		(0.35)	(0.65)
TOTAL DISTRIBUTIONS	(0.25)		(0.48)	(0.82)
Net Asset Value, End of Period	$ 8.96		$12.51	$13.77
Total Return [3]	(26.44)%		(6.01)%	2.33%

Ratios to Average Net Assets:
Net expenses	1.79	% [4]	1.77%	1.90	% [4]
Net investment income	1.66	% [4]	1.53%	0.60	% [4]
Expense waiver/reimbursement [5]	0.05	% [4]	0.02%	0.05	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$575		$708	$18
Portfolio turnover	105%		158%	174	% [6]

1 Reflects operations for the period from December 12, 2006 (date of initial public investment) to July 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended
July 31, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 737.80	$ 5.69
Class C Shares	$1,000	$ 735.30	$ 8.97
Class K Shares	$1,000	$ 735.60	$ 7.83
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.65	$ 6.61
Class C Shares	$1,000	$1,014.87	$10.41
Class K Shares	$1,000	$1,016.18	$ 9.10

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class C Shares	2.05%
Class K Shares	1.79%

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	58.2%
Mortgage-Backed Securities	11.8%
Corporate Debt Securities	8.8%
U.S. Treasury and Agency Securities [2]	4.8%
Collateralized Mortgage Obligations	2.8%
Adjustable Rate Mortgage Securities	1.6%
Asset-Backed Securities	1.4%
Foreign Debt Securities	1.4%
International Equity Securities	1.4%
Other Securities [3]	3.6%
Cash Equivalents [4]	5.9%
Derivatives Contracts [5]	0.2%
Other Assets and Liabilities--Net [6]	(1.9)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Also includes $2,723,685 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 Other Securities include exchange-traded funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

At January 31, 2009, the Fund's industry composition 7 for its equity securities was as follows:

Industry	Percentage of Equity Securities
Electric Utility	6.4%
Biotechnology	5.8%
Property Liability Insurance	4.7%
Software Packaged/Custom	4.7%
Agricultural Chemicals	4.6%
Railroad	4.6%
Ethical Drugs	4.5%
Undesignated Consumer Cyclicals	4.4%
Multi-Line Insurance	3.9%
Miscellaneous Food Products	3.8%
Real Estate Investment Trusts	3.7%
Computers--Midrange	3.4%
Services to Medical Professionals	3.3%
Home Building	2.7%
AT&T Divestiture	2.4%
Department Stores	2.1%
Integrated International Oil	1.9%
Medical Technology	1.9%
Copper	1.8%
Defense Aerospace	1.8%
Diversified Leisure	1.7%
Life Insurance	1.6%
Money Center Bank	1.4%
Regional Bank	1.3%
Computers--High End	1.1%
Airline--Regional	1.0%
Other [8]	19.5%
TOTAL	100.0%

7 Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

8 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation "Other."

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--59.6%
		Advertising--0.1%
4,300		Omnicom Group, Inc.	$111,327
		Agricultural Chemicals--2.8%
3,200		FMC Corp.	142,784
69,800		Monsanto Co.	5,308,988
6,300		Mosaic, Co./The	224,721
		TOTAL	5,676,493
		Agricultural Machinery--0.5%
400		Bucyrus International	6,200
31,300		Deere & Co.	1,087,362
		TOTAL	1,093,562
		Airline - Regional--0.6%
23,300	[1]	Alaska Air Group, Inc.	614,188
5,400		SkyWest, Inc.	84,510
81,900		Southwest Airlines Co.	575,757
		TOTAL	1,274,455
		Aluminum--0.0%
7,300		Alcoa, Inc.	56,867
		AT&T Divestiture--1.4%
120,300		AT&T, Inc.	2,961,786
		Auto Original Equipment Manufacturer--0.2%
8,600	[1]	Fuel Systems Solutions, Inc.	224,804
13,900		Johnson Controls, Inc.	173,889
5,700		Superior Industries International, Inc.	58,539
		TOTAL	457,232
		Auto Rentals--0.0%
3,100	[1]	AMERCO	95,325
Shares			Value
		COMMON STOCKS--continued
		Biotechnology--3.4%
4,800	[1]	Affymetrix, Inc.	$15,264
11,500	[1]	Cephalon, Inc.	887,570
1,200	[1]	Charles River Laboratories International, Inc.	29,292
117,500	[1]	Gilead Sciences, Inc.	5,965,475
3,500	[1]	Hospira, Inc.	87,150
1,300	[1]	Martek Biosciences Corp.	34,385
200	[1]	Myriad Genetics, Inc.	14,914
9,200	[1]	Questcor Pharmaceuticals, Inc.	59,340
		TOTAL	7,093,390
		Book Publishing--0.0%
1,300		Scholastic Corp.	14,170
		Broadcasting--0.3%
17,400	[1]	American Tower Systems Corp.	527,916
3,000	[1]	DISH Network Corp., Class A	38,520
11,800		News Corp., Inc. - Class A	75,402
		TOTAL	641,838
		Building Materials--0.1%
2,400		Ameron, Inc.	119,640
13,400	[1]	Owens Corning, Inc.	178,756
		TOTAL	298,396
		Cable TV--0.4%
20,800	[1]	Discovery Communications, Inc.	301,600
28,300		Time Warner, Inc.	264,039
17,900	[1]	Viacom, Inc., Class B - New	264,025
		TOTAL	829,664
		Cement--0.1%
6,300		Texas Industries, Inc.	143,073
		Clothing Stores--0.2%
7,200	[1]	Children's Place Retail Stores, Inc.	135,432
1,800	[1]	Fossil, Inc.	20,772
8,000	[1]	Jos A. Bank Clothiers, Inc.	219,680
		TOTAL	375,884
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--0.1%
1,700		Compass Minerals International, Inc.	$102,289
2,200		Eastman Chemical Co.	57,090
10,500		Westlake Chemical Corp.	143,535
		TOTAL	302,914
		Computer Peripherals--0.3%
7,000		Imation Corp.	68,180
17,600	[1]	Sandisk Corp.	201,168
15,900	[1]	Synaptics, Inc.	374,763
		TOTAL	644,111
		Computer Services--0.0%
2,700	[1]	NCR Corp.	33,885
		Computer Stores--0.1%
7,000	[1]	Tech Data Corp.	126,770
		Computers - High End--0.7%
14,800		International Business Machines Corp.	1,356,420
		Computers - Low End--0.2%
33,000	[1]	Dell, Inc.	313,500
		Computers - Midrange--2.0%
118,800		Hewlett-Packard Co.	4,128,300
		Construction Machinery--0.4%
25,300		Caterpillar, Inc.	780,505
3,600		Joy Global, Inc.	74,988
		TOTAL	855,493
		Contracting--0.1%
2,300		Harsco Corp.	54,556
1,300	[1]	IHS, Inc. - Class A	56,940
		TOTAL	111,496
		Copper--1.1%
87,400		Freeport-McMoRan Copper & Gold, Inc.	2,197,236
Shares			Value
		COMMON STOCKS--continued
		Crude Oil & Gas Production--0.2%
3,600	[1]	Swift Energy Co.	$55,152
14,500		W&T Offshore, Inc.	182,265
4,600	[1]	Whiting Petroleum Corp.	133,400
		TOTAL	370,817
		Defense Aerospace--1.1%
49,900		Boeing Co.	2,111,269
2,700		General Dynamics Corp.	153,171
		TOTAL	2,264,440
		Defense Electronics--0.3%
6,000	[1]	FLIR Systems, Inc.	149,820
8,100		Northrop Grumman Corp.	389,772
		TOTAL	539,592
		Department Stores--1.3%
13,800		Dillards, Inc., Class A	60,030
41,200		Penney (J.C.) Co., Inc.	690,100
18,900	[1]	Saks, Inc.	47,628
44,700	[1]	Sears Holdings Corp.	1,829,124
		TOTAL	2,626,882
		Discount Department Stores--0.1%
7,900	[1]	99 Cents Only Stores	66,202
12,500		Foot Locker, Inc.	92,000
		TOTAL	158,202
		Diversified Leisure--1.0%
104,200		Carnival Corp.	1,895,398
13,000	[1]	Gaylord Entertainment Co.	137,800
6,500	[1]	Pinnacle Entertainment, Inc.	44,070
		TOTAL	2,077,268
		Electric & Electronic Original Equipment Manufacturer--0.1%
8,300		Molex, Inc.	110,971
Shares			Value
		COMMON STOCKS--continued
		Electronic Testing/Measuring Equipment--0.0%
2,700	[1]	Multi-Fineline Electronix, Inc.	$50,031
		Electric Utility--3.8%
25,100		American Electric Power Co., Inc.	786,885
42,700		CMS Energy Corp.	501,725
111,600		Edison International	3,634,812
8,500		Idacorp, Inc.	247,435
9,100		OGE Energy Corp.	224,588
49,700		Sempra Energy	2,178,848
13,200		TECO Energy, Inc.	158,532
6,400		UniSource Energy Corp.	180,736
		TOTAL	7,913,561
		Electronics Stores--0.0%
3,700		Radioshack Corp.	42,402
		Ethical Drugs--2.6%
30,400	[1]	Forest Laboratories, Inc., Class A	761,216
35,400		Lilly (Eli) & Co.	1,303,428
100,400		Merck & Co., Inc.	2,866,420
1,700	[1]	Noven Pharmaceuticals, Inc.	16,881
35,400		Pfizer, Inc.	516,132
		TOTAL	5,464,077
		Food Wholesaling--0.0%
4,500		SUPERVALU, Inc.	78,930
		Furniture--0.0%
5,700		Furniture Brands International, Inc.	11,685
		Gas Distributor--0.5%
27,400		Energen Corp.	800,354
1,300		New Jersey Resources Corp.	52,117
8,000	[1]	Southern Union Co.	103,120
		TOTAL	955,591
Shares			Value
		COMMON STOCKS--continued
		Generic Drugs--0.0%
1,400	[1]	Warner Chilcott Ltd - Class A	$19,250
		Home Building--1.6%
25,600		Centex Corp.	217,856
73,100		D.R. Horton, Inc.	435,676
17,100		KB HOME	182,457
36,200		Lennar Corp., Class A	278,378
1,200	[1]	M/I Schottenstein Homes, Inc.	10,608
82,700		Pulte Homes, Inc.	839,405
15,000		Ryland Group, Inc.	234,000
62,300	[1]	Toll Brothers, Inc.	1,060,346
		TOTAL	3,258,726
		Home Health Care--0.4%
9,000	[1]	Amedisys, Inc.	371,070
7,500	[1]	Amerigroup Corp.	209,775
5,800	[1]	LHC Group, Inc.	154,338
		TOTAL	735,183
		Home Products--0.1%
1,200	[1]	Energizer Holdings, Inc.	57,156
2,100		Tupperware Brands Corp.	43,176
		TOTAL	100,332
		Hospitals--0.1%
3,300		Universal Health Services, Inc., Class B	124,905
		Household Appliances--0.1%
3,700		Whirlpool Corp.	123,691
		Industrial Machinery--0.1%
3,600		Flowserve Corp.	191,916
		Integrated International Oil--1.1%
32,300		Chevron Corp.	2,277,796
Shares			Value
		COMMON STOCKS--continued
		Internet Services--0.3%
9,500	[1]	NetFlix, Inc.	$343,330
26,900	[1]	eBay, Inc.	323,338
		TOTAL	666,668
		Leasing--0.0%
800		GATX Corp.	19,280
		Life Insurance--1.0%
7,100		Aflac, Inc.	164,791
8,700		American Equity Investment Life Holding Co.	58,203
9,000		Delphi Financial Group, Inc., Class A	136,530
28,200		Old Republic International Corp.	291,024
1,200		Protective Life Corp.	9,936
43,400		Torchmark Corp.	1,302,000
		TOTAL	1,962,484
		Long-Term Care Centers--0.0%
4,900	[1]	Kindred Healthcare, Inc.	66,493
		Lumber Products--0.1%
12,900	[1]	Louisiana-Pacific Corp.	26,832
3,600		Weyerhaeuser Co.	98,424
		TOTAL	125,256
		Maritime--0.1%
3,200		Overseas Shipholding Group, Inc.	114,240
		Medical Supplies--0.2%
600	[1]	Haemonetics Corp.	35,490
1,500	[1]	Immucor, Inc.	41,565
2,000	[1]	Kinetic Concepts, Inc.	48,200
3,700	[1]	Merit Medical Systems, Inc.	56,943
6,700	[1]	PetMed Express, Inc.	96,748
4,800	[1]	Quidel Corp.	59,040
5,600		Steris Corp.	148,960
		TOTAL	486,946
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--1.1%
4,800	[1]	Cantel Medical Corp.	$71,952
5,600	[1]	Cyberonics, Inc.	86,184
700	[1]	Edwards Lifesciences Corp.	40,243
2,500	[1]	Gen-Probe, Inc.	112,550
3,700	[1]	Greatbatch Technologies, Inc.	86,210
4,400	[1]	ResMed, Inc.	175,560
11,000	[1]	Thoratec Laboratories Corp.	318,670
28,500	[1]	Varian Medical Systems, Inc.	1,058,205
9,900	[1]	Zimmer Holdings, Inc.	360,360
		TOTAL	2,309,934
		Metal Containers--0.0%
200	[1]	Mobile Mini, Inc.	2,528
		Metal Fabrication--0.1%
1,700	[1]	RTI International Metals	22,627
2,000		Timken Co.	29,780
4,700		Worthington Industries, Inc.	47,282
		TOTAL	99,689
		Miscellaneous Components--0.2%
12,800		AVX Corp.	116,736
7,300	[1]	Cree, Inc.	145,489
16,600	[1]	International Rectifier Corp.	226,092
		TOTAL	488,317
		Miscellaneous Food Products--2.2%
154,600		Archer-Daniels-Midland Co.	4,232,948
1,000		Corn Products International, Inc.	23,150
15,100	[1]	Fresh Del Monte Produce, Inc.	363,910
		TOTAL	4,620,008
		Miscellaneous Machinery--0.0%
200		Parker-Hannifin Corp.	7,642
Shares			Value
		COMMON STOCKS--continued
		Miscellaneous Metals--0.0%
13,400	[1]	USEC, Inc.	$68,206
		Money Center Bank--0.8%
47,400		The Bank of New York Mellon Corp.	1,220,076
33,000		U.S. Bancorp	489,720
		TOTAL	1,709,796
		Mortgage and Title--0.0%
10,400		PMI Group, Inc.	14,456
8,300		Radian Group, Inc.	26,726
2,900		Stewart Information Services Corp.	43,036
		TOTAL	84,218
		Motion Pictures--0.1%
12,000		Walt Disney Co.	248,160
		Multi-Industry Capital Goods--0.4%
4,500	[1]	Ceradyne, Inc.	102,690
16,400		General Electric Co.	198,932
34,000		KBR, Inc.	481,440
7,800		Textron, Inc.	70,434
		TOTAL	853,496
		Multi-Line Insurance--2.4%
97,850		Allstate Corp.	2,120,409
900	[1]	Amerisafe, Inc.	16,857
2,400		FBL Financial Group, Inc., Class A	24,744
11,000		Hanover Insurance Group, Inc.	444,620
500		Infinity Property & Casualty	19,200
156,200		UNUMProvident Corp.	2,211,792
		TOTAL	4,837,622
		Office Equipment--0.1%
6,600		Pitney Bowes, Inc.	146,916
Shares			Value
		COMMON STOCKS--continued
		Offshore Driller--0.3%
1,400	[1]	Oceaneering International, Inc.	$48,244
10,300	[1]	Transocean Ltd.	562,586
		TOTAL	610,830
		Oil Refiner--0.4%
10,400		Sunoco, Inc.	481,728
16,800		Western Refining, Inc.	195,888
6,300		World Fuel Services Corp.	212,751
		TOTAL	890,367
		Oil Service, Explore & Drill--0.1%
11,000		Patterson-UTI Energy, Inc.	105,160
		Oil Well Supply--0.1%
3,600		Baker Hughes, Inc.	119,952
3,900	[1]	Dril-Quip, Inc.	95,550
		TOTAL	215,502
		Other Communications Equipment--0.0%
21,700	[1]	Tellabs, Inc.	89,621
		Packaged Foods--0.1%
4,300		Hershey Foods Corp.	160,304
		Paper Products--0.3%
40,200		MeadWestvaco Corp.	467,928
1,400		Rock-Tenn Co.	43,638
		TOTAL	511,566
		Personal Loans--0.3%
29,300		Capital One Financial Corp.	464,112
11,500	[1]	Ezcorp, Inc., Class A	156,055
		TOTAL	620,167
		Personnel Agency--0.0%
2,900		Kelly Services, Inc., Class A	26,274
Shares			Value
		COMMON STOCKS--continued
		Pollution Control--0.1%
4,400	[1]	Stericycle, Inc.	$215,248
		Printing--0.0%
3,300		Donnelley (R.R.) & Sons Co.	32,208
		Property Liability Insurance--2.8%
12,350		American Financial Group, Inc. Ohio	209,703
4,800		Berkley, W. R. Corp.	127,104
25,900		Chubb Corp.	1,102,822
3,400		HCC Insurance Holdings, Inc.	79,594
109,200		The Travelers Cos, Inc.	4,219,488
		TOTAL	5,738,711
		Railroad--2.8%
52,300		CSX Corp.	1,514,608
13,000		Norfolk Southern Corp.	498,680
83,900		Union Pacific Corp.	3,673,981
		TOTAL	5,687,269
		Real Estate Investment Trusts--2.2%
99,000		Annaly Capital Management, Inc.	1,498,860
7,950		Boston Properties, Inc.	344,235
5,700		Equity Residential Properties Trust	136,401
24,200		HCP Inc.	564,828
19,000		Nationwide Health Properties, Inc.	485,070
17,000		Plum Creek Timber Co., Inc.	523,090
8,000		Public Storage	494,960
8,400		Simon Property Group, Inc.	361,032
2,750		Vornado Realty Trust	139,728
		TOTAL	4,548,204
		Recreational Goods--0.1%
4,200		Callaway Golf Co.	31,962
11,800	[1]	WMS Industries, Inc.	262,196
		TOTAL	294,158
Shares			Value
		COMMON STOCKS--continued
		Recreational Vehicles--0.0%
7,900		Brunswick Corp.	$21,962
		Regional Bank--0.8%
25,400		BB&T Corp.	502,666
3,300		Central Pacific Financial Corp.	22,209
10,500		East West Bancorp, Inc.	99,645
33,900		Marshall & Ilsley Corp.	193,569
4,300		PNC Financial Services Group	139,836
21,000		Popular, Inc.	57,540
5,600		South Financial Group, Inc.	10,528
41,100		SunTrust Banks, Inc.	503,886
3,700		Whitney Holding Corp.	48,063
4,000		Wintrust Financial Corp.	53,480
		TOTAL	1,631,422
		Restaurant--0.2%
900	[1]	CEC Entertainment, Inc.	21,006
4,000	[1]	Green Mountain Coffee, Inc.	153,040
4,800	[1]	Panera Bread Co.	225,504
		TOTAL	399,550
		Roofing & Wallboard--0.1%
1,200	[1]	Beacon Roofing Supply, Inc.	15,276
21,200	[1]	U.S.G. Corp.	138,012
		TOTAL	153,288
		Rubber--0.0%
7,300		Cooper Tire & Rubber Co.	34,091
		Savings & Loan--0.1%
11,700		Astoria Financial Corp.	106,236
14,300		Hudson City Bancorp, Inc.	165,880
		TOTAL	272,116
Shares			Value
		COMMON STOCKS--continued
		Securities Brokerage--0.3%
7,100	[1]	Interactive Brokers Group, Inc., Class A	$108,417
2,000	[1]	Knight Capital Group, Inc. - A	36,060
8,800	[1]	Labranche & Co., Inc.	60,368
19,200		Raymond James Financial, Inc.	355,392
		TOTAL	560,237
		Semiconductor Distribution--0.4%
22,700	[1]	Arrow Electronics, Inc.	432,889
10,100	[1]	Avnet, Inc.	200,182
7,200	[1]	FormFactor, Inc.	112,032
3,100	[1]	Tyler Technologies, Inc.	39,029
		TOTAL	784,132
		Semiconductor Manufacturing--0.2%
4,500	[1]	ATMI, Inc.	60,795
62,500	[1]	Micron Technology, Inc.	232,500
4,300	[1]	Plexus Corp.	62,178
		TOTAL	355,473
		Semiconductor Manufacturing Equipment--0.2%
25,700	[1]	Novellus Systems, Inc.	354,403
		Services to Medical Professionals--2.0%
2,900	[1]	Coventry Health Care, Inc.	43,877
5,800	[1]	Genoptix, Inc.	196,620
31,600	[1]	Humana, Inc.	1,198,588
3,700	[1]	Medco Health Solutions, Inc.	166,241
5,400		Omnicare, Inc.	150,984
45,200		UnitedHealth Group, Inc.	1,280,516
25,200	[1]	Wellpoint, Inc.	1,044,540
		TOTAL	4,081,366
Shares			Value
		COMMON STOCKS--continued
		Shoes--0.1%
4,600	[1]	Deckers Outdoor Corp.	$240,304
4,000	[1]	Genesco, Inc.	61,600
		TOTAL	301,904
		Soft Drinks--0.0%
4,500		The Pepsi Bottling Group, Inc.	86,805
		Software Packaged/Custom--2.8%
45,500	[1]	Computer Sciences Corp.	1,676,220
10,200	[1]	DST Systems, Inc.	324,054
41,400	[1]	F5 Networks, Inc.	917,838
156,200		Microsoft Corp.	2,671,020
5,700	[1]	Solera Holdings, Inc.	137,313
		TOTAL	5,726,445
		Specialty Chemicals--0.3%
4,000		Albemarle Corp.	89,000
3,500		Cabot Corp.	46,760
2,500		Chemed Corp.	100,325
3,100		Cytec Industries, Inc.	63,364
2,900		Lubrizol Corp.	98,948
9,100	[1]	OM Group, Inc.	176,358
		TOTAL	574,755
		Specialty Retailing--0.1%
16,100	[1]	CarMax, Inc.	133,147
4,600		Pep Boys-Manny Moe & Jack	13,294
18,700		Williams-Sonoma, Inc.	148,104
		TOTAL	294,545
		Stainless Steel Producer--0.3%
28,800		Allegheny Technologies, Inc.	636,192
		Surveillance-Detection--0.0%
1,900		Diebold, Inc.	47,082
Shares			Value
		COMMON STOCKS--continued
		Technology Services--0.1%
7,200	[1]	Stanley, Inc.	$217,872
		Telecommunication Equipment & Services--0.1%
64,900		Motorola, Inc.	287,507
		Tools and Hardware--0.0%
2,200		Snap-On, Inc.	66,396
		Toys & Games--0.1%
9,400	[1]	JAKKS Pacific, Inc.	172,396
		Truck Manufacturing--0.1%
6,200		Cummins, Inc.	148,676
		Trucking--0.3%
500		Arkansas Best Corp.	11,695
16,600		Ryder Systems, Inc.	560,748
		TOTAL	572,443
		Undesignated Consumer Cyclicals--2.6%
29,800	[1]	Alliance Data Systems Corp.	1,239,382
2,900	[1]	American Public Education, Inc.	113,564
31,600	[1]	Corinthian Colleges, Inc.	590,288
3,700		DeVRY, Inc.	198,246
24,200	[1]	ITT Educational Services, Inc.	2,964,742
4,600		Speedway Motorsports, Inc.	66,424
1,100		Strayer Education, Inc.	238,073
		TOTAL	5,410,719
		Undesignated Consumer Staples--0.0%
2,800	[1]	USANA, Inc.	64,988
		Uniforms--0.0%
800		Unifirst Corp.	20,992
		Water Utility--0.1%
6,300		Aqua America, Inc.	130,662
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,478,094)	122,761,742
Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
$400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	$305,173
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.74%, 2/10/2051	151,189
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007 CD5, 5.886%, 11/15/2044	724,670
398,909		Community Program Loan Trust 1987-A, Series 1987-A, 4.500%, 10/01/2018	400,087
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 09/15/2039	421,913
39,615		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	27,365
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	40,719
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 02/12/2051	106,821
715,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	537,212
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	149,128
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	91,215
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,541,864)	2,955,492
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
4,077		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.637%, 3/25/2031	3,835
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	260,132
12,925		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	12,907
23,085		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	23,053
21,374		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	21,668
70,696		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	72,751
55,257		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	62,353
6,695		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	7,156
14,963		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	14,266
6,977		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	7,049
Principal Amount			Value
		COLLATERIZED MORTGAGE OBLIGATIONS--continued
$43,522		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	$44,640
350,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.746%, 2/12/2049	261,303
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	416,124
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,708,236)	1,207,237
		CORPORATE BONDS--7.9%
		Basic Industry - Chemicals--0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	82,726
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	87,979
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	31,131
70,000		Praxair, Inc., 4.625%, 03/30/2015	72,679
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	62,916
		TOTAL	337,431
		Basic Industry - Metals & Mining--0.2%
50,000		Alcan, Inc., 5.000%, 06/01/2015	39,399
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	58,993
10,000		ArcelorMittal, 6.125%, 6/01/2018	7,862
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	140,044
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	34,165
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	74,885
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	71,634
		TOTAL	426,982
		Basic Industry - Paper--0.0%
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	34,924
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	45,816
125,000		Boeing Co., Note, 5.125%, 02/15/2013	127,760
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	30,760
		TOTAL	204,336
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Building Materials--0.0%
$70,000		RPM International, Inc., 6.500%, 02/15/2018	$60,954
		Capital Goods - Diversified Manufacturing--0.4%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	61,372
30,000		Emerson Electric Co., 4.875%, 10/15/2019	29,725
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	105,095
160,000		Harsco Corp., 5.750%, 05/15/2018	162,495
80,000		Hubbell, Inc., 5.950%, 06/01/2018	76,802
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	56,794
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	89,374
140,000		Textron Financial Corp., 5.400%, 04/28/2013	104,219
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	8,755
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	118,633
		TOTAL	813,264
		Capital Goods - Packaging--0.0%
20,000		Pactiv Corp., 6.40%, 1/15/2018	16,273
		Communications - Media & Cable--0.2%
100,000		Comcast Corp., 7.125%, 06/15/2013	103,205
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	203,169
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	69,196
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	23,368
		TOTAL	398,938
		Communications - Media Noncable--0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	75,803
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	79,855
		TOTAL	155,658
		Communications - Telecom Wireless--0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	176,739
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	94,200
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	105,737
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless-continued
$60,000		Vodafone Group PLC, 5.350%, 02/27/2012	$61,325
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	98,234
		TOTAL	536,235
		Communications - Telecom Wirelines--0.2%
50,000		Embarq Corp., 6.738%, 06/01/2013	47,544
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	96,587
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	44,658
150,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	156,588
125,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	132,568
		TOTAL	477,945
		Consumer Cyclical - Automotive--0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	94,166
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	71,643
150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	145,028
		TOTAL	310,837
		Consumer Cyclical - Entertainment--0.0%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	97,748
		Consumer Cyclical - Lodging--0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	49,587
		Consumer Cyclical - Retailers--0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	63,601
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	194,563
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	85,130
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	60,102
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	24,950
100,000		Target Corp., 5.875%, 03/01/2012	105,217
50,000		Target Corp., Note, 5.875%, 07/15/2016	50,190
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	43,483
		TOTAL	627,236
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--0.3%
$100,000		Bottling Group LLC, Note, 5.500%, 4/01/2016	$104,237
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	92,412
135,000		Kellogg Co., 4.250%, 03/06/2013	138,547
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	42,513
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	77,948
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,740
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,683
		TOTAL	547,080
		Consumer Non-Cyclical Health Care--0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	42,564
100,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	102,204
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	174,476
		TOTAL	319,244
		Consumer Non-Cyclical Pharmaceuticals--0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	64,219
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	137,120
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	98,403
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	112,702
		TOTAL	412,444
		Consumer Non-Cyclical Products--0.1%
75,000		Philips Electronics NV, 5.750%, 03/11/2018	70,708
80,000		Whirlpool Corp., 5.500%, 03/01/2013	69,617
		TOTAL	140,325
		Consumer Non-Cyclical Supermarkets--0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	40,730
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	49,907
		TOTAL	90,637
		Consumer Non-Cyclical Tobacco--0.0%
90,000		Philip Morris International, Inc., 5.650%, 05/16/2018	90,312
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.2%
$105,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.950%, 09/15/2016	$94,775
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	43,425
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	66,826
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	56,543
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	63,321
		TOTAL	324,890
		Energy - Integrated--0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	185,502
		Energy - Oil Field Services--0.0%
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	64,500
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	100,341
115,000		Valero Energy Corp., 7.500%, 04/15/2032	96,714
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	32,487
		TOTAL	229,542
		Financial Institution - Banking--0.6%
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	48,125
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	142,264
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	144,407
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	95,113
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	187,924
100,000		PNC Funding Corp., Sub. Note, 7.500%, 11/01/2009	100,037
100,000		Popular North America, Inc., 5.650%, 04/15/2009	99,422
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	185,018
30,000		Wachovia Corp., 5.750%, 02/01/2018	29,632
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.450%, 02/01/2011	103,601
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	107,841
75,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	53,138
		TOTAL	1,296,522
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--0.7%
$130,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	$138,476
250,000		Blackrock, Inc., 6.250%, 09/15/2017	245,037
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	104,225
150,000	[2,3]	FMR Corp., Bond, 7.570%, 06/15/2029	139,038
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	21,264
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	143,654
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	155,790
100,000		Invesco Ltd., Note, 4.500%, 12/15/2009	93,400
75,000		Janus Capital Group, Inc., Sr. Note, 6.250%, 06/15/2012	57,092
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	51,214
85,000		Merrill Lynch & Co., Inc., Note, 4.125%, 09/10/2009	84,743
100,000		Morgan Stanley, Note, 4.000%, 01/15/2010	99,619
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	30,473
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	63,943
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	101,157
		TOTAL	1,529,125
		Financial Institution - Finance Noncaptive--0.6%
100,000		American Express Co., 4.750%, 06/17/2009	100,503
100,000		American Express Co., 4.875%, 07/15/2013	93,957
150,000		American Express Credit Corp., 5.875%, 05/02/2013	146,456
100,000		American General Finance Corp., 4.000%, 03/15/2011	55,125
120,000		Capital One Capital IV, 6.745%, 02/17/2037	60,305
90,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.300%, 05/10/2017	29,768
240,000		General Electric Capital Corp., 5.625%, 05/01/2018	222,179
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	190,050
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	54,391
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	63,012
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	84,625
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	73,190
		TOTAL	1,173,561
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.1%
$75,000		Aetna US Healthcare, 5.750%, 06/15/2011	$74,565
60,000		CIGNA Corp., 6.350%, 03/15/2018	53,533
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	95,345
		TOTAL	223,443
		Financial Institution - Insurance - Life--0.2%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	152,449
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	83,058
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	112,947
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	65,074
		TOTAL	413,528
		Financial Institution - Insurance - P&C--0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	84,510
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	84,886
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	94,639
75,000		CNA Financial Corp., 6.500%, 08/15/2016	54,330
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	19,373
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	83,025
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	97,428
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.150%, 12/15/2065	262,500
		TOTAL	780,691
		Financial Institution - REITs--0.1%
40,000		AMB Property LP, 6.300%, 06/01/2013	25,728
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	12,994
75,000		Liberty Property LP, 6.625%, 10/01/2017	53,960
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	62,614
95,000		Simon Property Group LP, 6.125%, 05/30/2018	71,918
		TOTAL	227,214
		Technology--0.5%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	35,710
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	64,362
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	184,852
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	$75,758
80,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	69,332
65,000		Harris Corp., 5.950%, 12/01/2017	55,287
100,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	104,060
125,000		Hewlett-Packard Co., Note, 6.500%, 07/01/2012	138,314
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	123,142
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	53,344
150,000		Oracle Corp., 6.500%, 04/15/2038	163,775
		TOTAL	1,067,936
		Transportation - Airlines--0.1%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	70,222
50,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	38,946
		TOTAL	109,168
		Transportation - Railroads--0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	71,760
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	78,341
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	103,086
100,000		Union Pacific Corp., 4.875%, 01/15/2015	94,626
		TOTAL	347,813
		Transportation - Services--0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	54,432
100,000		FedEx Corp., Note, 5.500%, 08/15/2009	101,256
		TOTAL	155,688
		Utility - Electric--0.8%
150,000		Alabama Power Co., 5.700%, 02/15/2033	137,544
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	72,954
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	100,026
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	99,614
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	62,084
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	94,497
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	103,555
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$100,000		FirstEnergy Corp., 6.450%, 11/15/2011	$99,784
48,018	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	44,773
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	38,290
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	92,032
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	78,311
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	32,788
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	104,081
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	72,372
50,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	51,396
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 03/01/2011	99,828
90,000		Union Electric Co., 6.000%, 04/01/2018	85,463
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	91,310
		TOTAL	1,560,702
		Utility - Natural Gas Distributor--0.0%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	37,877
		Utility - Natural Gas Pipelines--0.2%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	141,453
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	75,086
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	32,672
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	83,871
		TOTAL	333,082
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,173,071)	16,209,174
		GOVERNMENT/AGENCY--0.0%
		Sovereign--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $80,766)	78,750
		GOVERNMENT AGENCIES--3.3%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	848,135
5,500,000		Federal National Mortgage Association, 4.375%, 3/15/2013	5,932,622
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,460,780)	6,780,757
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--0.0%
$15,115		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	$15,598
9,858		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	10,325
19,433		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	20,457
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,830)	46,380
		U.S. TREASURY--1.5%
250,000		United States Treasury Bill, 0.190%, 7/2/2009	249,692
1,300,000	[4]	United States Treasury Bond, 4.500%, 5/15/2038	1,511,555
1,000,000	[4]	United States Treasury Note, 2.750%, 10/31/2013	1,044,961
150,000	[4]	United States Treasury Note, 4.125%, 5/15/2015	167,169
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,088,237)	2,973,377
		EXCHANGE-TRADED FUND--3.6%
193,000		iShares MSCI EAFE Index Fund (IDENTIFIED COST $7,743,224)	7,469,100
		MUTUAL FUNDS--22.2% [5]
23,540		Emerging Markets Fixed Income Core Fund	409,010
3,016,597		Federated Mortgage Core Portfolio	29,803,974
914,135		High Yield Bond Portfolio	4,396,991
11,190,400	[6]	Prime Value Obligations Fund, Institutional Shares, 1.75%	11,190,400
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $46,524,561)	45,800,375
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $230,844,663) [7]	206,282,384
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [8]	(166,563)
		TOTAL NET ASSETS--100%	$206,115,821

At January 31, 2009, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]	Euro-Bond Long Futures	19	$ 2,325,030	March 2009	$ (10,948)
[1]	United States Treasury Bond 30-Year Long Futures	29	$ 3,674,391	March 2009	$ (68,517)
[1]	United States Treasury Note 2-Year Short Futures	60	$13,057,500	March 2009	$ (27,534)
	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(106,999)

At January 31, 2009, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Re- ceive Fixed Rate	Expiration Date	Implied Credit Spread at 1/31/2009 [9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appre- ciation (Deprec- iation)
Merrill Lynch, Pierce, Fenner & Smith	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	2.23%	$4,880,000	(115,370)	16,197	$(131,567)
Merrill Lynch, Pierce, Fenner & Smith	Series 11 Investment Grade Index	Sell	1.50%	12/20/2013	1.45%	$5,000,000	(102,186)	(112,826)	$ 10,640
Banc of America Securities LLC	Series 11 High Yield CDX Index	Sell	5.00%	12/20/2013	6.42%	$1,980,000	(513,111)	(408,375)	$(104,736)
NET UNREALIZED DEPRECIATION OF CREDIT DEFAULT SWAPS									$(225,663)

Net Unrealized Depreciation on Futures Contracts and Swap Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $988,784, which represented 0.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $988,784, which represented 0.5% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $230,846,177.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

9 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds**	$176,031,217	$(106,999)
Level 2--Other Significant Observable Inputs	30,251,167	(225,663)
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$206,282,384	$(332,662)

* Other financial instruments include futures contracts and swaps contracts.

** Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $45,800,375 of investments in affiliated issuers (Note 5) (identified cost $230,844,663)		$206,282,384
Cash		7,775
Income receivable		516,519
Receivable for investments sold		6,064,809
Receivable for shares sold		491,206
Receivable for periodic payments from swap contracts		28,431
Other receivables		4,750
TOTAL ASSETS		213,395,874
Liabilities:
Payable for investments purchased	$6,103,655
Payable for shares redeemed	199,232
Payable for daily variation margin	21,609
Swaps, at value (premium received $505,004)	730,667
Payable for distribution services fee (Note 5)	35,831
Payable for shareholder services fee (Note 5)	74,146
Accrued expenses	114,913
TOTAL LIABILITIES		7,280,053
Net assets for 23,031,333 shares outstanding		$206,115,821
Net Assets Consist of:
Paid-in capital		$314,047,729
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(24,894,941)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(82,952,589)
Distributions in excess of net investment income		(84,378)
TOTAL NET ASSETS		$206,115,821

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($47,650,368 ÷ 5,298,653 shares outstanding), no par value, unlimited shares authorized	$8.99
Offering price per share	$8.99
Redemption proceeds per share	$8.99
Class A Shares:
Net asset value per share ($104,151,824 ÷ 11,613,632 shares outstanding), no par value, unlimited shares authorized	$8.97
Offering price per share (100/94.50 of $8.97)	$9.49
Redemption proceeds per share	$8.97
Class C Shares:
Net asset value per share ($53,738,412 ÷ 6,054,882 shares outstanding), no par value, unlimited shares authorized	$8.88
Offering price per share	$8.88
Redemption proceeds per share (99.00/100 of $8.88)	$8.79
Class K Shares:
Net asset value per share ($575,217 ÷ 64,166 shares outstanding), no par value, unlimited shares authorized	$8.96
Offering price per share	$8.96
Redemption proceeds per share	$8.96

See Notes which are an integral part of the financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $1,615,223 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $758)		$3,214,226
Interest		1,043,223
Investment income allocated from affiliated partnership (Note 5)		37,964
TOTAL INCOME		4,295,413
Expenses:
Investment adviser fee (Note 5)	$939,341
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	22,752
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	30,583
Transfer and dividend disbursing agent fees and expenses--Class A Shares	98,899
Transfer and dividend disbursing agent fees and expenses--Class C Shares	40,698
Transfer and dividend disbursing agent fees and expenses--Class K Shares	1,333
Directors'/Trustees' fees	2,360
Auditing fees	11,058
Legal fees	3,988
Portfolio accounting fees	67,732
Distribution services fee--Class C Shares (Note 5)	247,622
Distribution services fee--Class K Shares (Note 5)	1,903
Shareholder services fee--Class A Shares (Note 5)	136,538
Shareholder services fee--Class C Shares (Note 5)	43,690
Account administration fee--Class A Shares	12,108
Account administration fee--Class C Shares	38,636
Share registration costs	28,071
Printing and postage	23,620
Insurance premiums	2,609
Interest expense	302
Miscellaneous	5,490
EXPENSES BEFORE ALLOCATION	1,895,442
Expenses allocated from affiliated partnership (Note 5)	180
TOTAL EXPENSES	1,895,622

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(40,178)
Waiver of administrative personnel and services fee	(26,473)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(22,058)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(3,953)
TOTAL WAIVERS AND REIMBURSEMENTS		$(92,662)
Net expenses			$1,802,960
Net investment income			2,492,453
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $690,728 on sales of investments in affiliated issuers)			(64,780,561)
Net realized gain on futures contracts			329,090
Net realized gain on swap contracts			36,848
Net realized loss and foreign currency transactions allocated from affiliated partnership			(122,350)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(16,979,064)
Net change in unrealized appreciation of futures contracts			(162,872)
Net change in unrealized depreciation of swap contracts			(225,663)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(81,904,572)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$(79,412,119)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,492,453	$5,416,027
Net realized loss on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	(64,536,973)	(17,550,175)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(17,367,599)	(16,954,796)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(79,412,119)	(29,088,944)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,597,008)	(1,062,997)
Class A Shares	(3,103,691)	(1,792,159)
Class C Shares	(1,038,914)	(1,022,750)
Class K Shares	(16,435)	(302)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Institutional Shares	--	(1,999,436)
Class A Shares	--	(3,699,741)
Class C Shares	--	(2,473,216)
Class K Shares	--	(818)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,756,048)	(12,051,419)
Share Transactions:
Proceeds from sale of shares	20,685,224	79,093,725
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	--	52,857,254
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	--	48,170,456
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	--	93,208,403
Net asset value of shares issued to shareholders in payment of distributions declared	5,308,890	11,084,827
Cost of shares redeemed	(42,856,880)	(83,721,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,862,766)	200,693,223
Change in net assets	(102,030,933)	159,552,860
Net Assets:
Beginning of period	308,146,754	148,593,894
End of period (including undistributed (distributions in excess of) net investment income of $(84,378) and $3,179,217, respectively)	$206,115,821	$308,146,754

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is the possibility of long-term growth of capital and income.

On October 26, 2007, the Fund received a tax-free transfer of assets from the Federated Conservative Allocation Fund (FCAF), Federated Growth Allocation Fund (FGAF) and Federated Moderate Allocation Fund (FMAF) (collectively, "Acquired Funds") as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FCAF	3,640,126	$ 52,857,254	$1,026,380
FGAF	3,325,359	$ 48,170,456	$1,009,181
FMAF	6,421,560	$ 93,208,403	$1,945,499
TOTAL	13,387,045	$194,236,113	$3,981,060	$161,345,386	$355,581,499

1 Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

INVESTMENT VALUATION

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value,'' of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at January 31, 2009 is $11,860,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value," on the Statement of Assets and Liabilities, and periodic payments are reported as net realized gain/loss on swap contracts in the Statement of Operations. For the six months ended January 31, 2009, the Fund had a net realized gain on swap contracts of $36,848.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended January 31, 2009, the Fund had a net realized gain on futures contracts of $329,090.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	108,344	$1,103,454	453,471	$6,231,682
Shares issued to shareholders in payment of distributions declared	165,994	1,563,667	213,271	2,951,673
Shares redeemed	(700,215)	(6,850,172)	(861,304)	(11,695,320)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(425,877)	$(4,183,051)	(194,562)	$(2,511,965)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,554,512	$16,150,280	4,581,561	$60,907,542
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	--	--	2,233,258	32,583,802
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	--	--	1,400,840	20,438,742
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	--	--	3,731,944	54,450,162
Shares issued to shareholders in payment of distributions declared	293,825	2,761,954	349,074	4,817,220
Shares redeemed	(2,504,405)	(25,541,555)	(3,748,791)	(50,990,523)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(656,068)	$(6,629,321)	8,547,886	$122,206,945

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	290,207	$3,026,915	840,926	$11,168,941
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	--	--	1,406,868	20,273,452
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	--	--	1,924,519	27,731,714
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	--	--	2,689,616	38,758,241
Shares issued to shareholders in payment of distributions declared	103,849	966,834	243,200	3,314,815
Shares redeemed	(1,009,567)	(10,180,104)	(1,594,694)	(20,976,254)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(615,511)	$(6,186,355)	5,510,435	$80,270,909

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	33,598	$404,575	59,681	$785,560
Shares issued to shareholders in payment of distributions declared	1,748	16,435	81	1,119
Shares redeemed	(27,732)	(285,049)	(4,543)	(59,345)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	7,614	$135,961	55,219	$727,334
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,689,842)	$(16,862,766)	13,918,978	$200,693,223

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $230,846,177. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $24,563,793. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,727,267 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,291,060.

At July 31, 2008, the Fund had a capital loss carryforward of $49,998 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $33,680 of its fee. In addition, an affiliate of the Adviser reimbursed $26,011 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.088% of average daily net assets of the Fund. FAS waived $26,473 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $20,620 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $11,718 in sales charges from the sale of Class A Shares. FSC also retained $2,711 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.30%, 2.05% and 1.79%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $6,498. Transactions with affiliated companies during the six months ended January 31, 2009 were as follows:

Affiliates	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	37,605	64,361	78,426	23,540	$ 409,010	$ 37,964
Federated Mortgage Core Portfolio	4,634,906	378,853	1,997,162	3,016,597	$29,803,974	$1,186,732
High Yield Bond Portfolio	544,156	444,520	74,541	914,135	$ 4,396,991	$ 235,405
Prime Value Obligations Fund, Institutional Shares	19,839,871	49,984,948	58,634,419	11,190,400	$11,190,400	$ 193,086
TOTAL OF AFFILIATED TRANSACTIONS	25,056,538	50,872,682	60,784,548	15,144,672	$45,800,375	$1,653,187

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$244,017,690
Sales	$241,267,984

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

The Fund adopted FASB Staff Position No. 133-1 and FIN 45-4, "Disclosure about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No.133 and FASB Interpretation No. 45" (FAS 133). The amendments require additional disclosure relating to credit derivatives. All changes to accounting policies have been made in accordance with the amendments and incorporated for the current period.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MDT BALANCED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R841
Cusip 31421R833
Cusip 31421R692

36354 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Balanced Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,
	1/31/2009		2008	2007 [1]	2006 [2]	2005	2004
Net Asset Value, Beginning of Period	$12.57		$13.79	$13.23	$13.60	$12.82	$11.36
Income From Investment Operations:
Net investment income	0.16		0.30 [3]	0.24 [3]	0.24 [3]	0.20	0.13
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(3.43)		(0.98)	1.14	0.50	1.87	1.61
TOTAL FROM INVESTMENT OPERATIONS	(3.27)		(0.68)	1.38	0.74	2.07	1.74
Less Distributions:
Distributions from net investment income	(0.31)		(0.19)	(0.17)	(0.18)	(0.15)	(0.15)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	--		(0.35)	(0.65)	(0.93)	(1.14)	(0.13)
TOTAL DISTRIBUTIONS	(0.31)		(0.54)	(0.82)	(1.11)	(1.29)	(0.28)
Net Asset Value, End of Period	$ 8.99		$12.57	$13.79	$13.23	$13.60	$12.82
Total Return [4]	(26.15)%		(5.33)%	10.61%	5.62%	16.81%	15.37%

Ratios to Average Net Assets:
Net expenses	1.04	% [5]	1.06%	1.14%	1.25%	1.19%	1.17%
Net investment income	2.39	% [5]	2.22%	1.74%	1.82%	1.54%	1.03%
Expense waiver/reimbursement [6]	0.05	% [5]	0.03%	0.17%	0.14%	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$47,650		$71,949	$81,634	$73,747	$69,320	$53,815
Portfolio turnover	105%		158%	174%	139%	127%	78%

1 MDT Balanced Fund (the "Predecessor Fund") was reorganized into Federated MDT Balanced Fund (the "Fund'') as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Beginning with the year ended July 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 738.50	$4.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.96	$5.30

1 Expenses are equal to the Fund's annualized net expense ratio of 1.04%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables (unaudited)

At January 31, 2009, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	58.2%
Mortgage-Backed Securities	11.8%
Corporate Debt Securities	8.8%
U.S. Treasury and Agency Securities [2]	4.8%
Collateralized Mortgage Obligations	2.8%
Adjustable Rate Mortgage Securities	1.6%
Asset-Backed Securities	1.4%
Foreign Debt Securities	1.4%
International Equity Securities	1.4%
Other Securities [3]	3.6%
Cash Equivalents [4]	5.9%
Derivatives Contracts [5]	0.2%
Other Assets and Liabilities--Net [6]	(1.9)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Also includes $2,723,685 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3 Other Securities include exchange-traded funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

At January 31, 2009, the Fund's industry composition 7 for its equity securities was as follows:

Industry	Percentage of Equity Securities
Electric Utility	6.4%
Biotechnology	5.8%
Property Liability Insurance	4.7%
Software Packaged/Custom	4.7%
Agricultural Chemicals	4.6%
Railroad	4.6%
Ethical Drugs	4.5%
Undesignated Consumer Cyclicals	4.4%
Multi-Line Insurance	3.9%
Miscellaneous Food Products	3.8%
Real Estate Investment Trusts	3.7%
Computers - Midrange	3.4%
Services to Medical Professionals	3.3%
Home Building	2.7%
AT&T Divestiture	2.4%
Department Stores	2.1%
Integrated International Oil	1.9%
Medical Technology	1.9%
Copper	1.8%
Defense Aerospace	1.8%
Diversified Leisure	1.7%
Life Insurance	1.6%
Money Center Bank	1.4%
Regional Bank	1.3%
Computers - High End	1.1%
Airline - Regional	1.0%
Other [8]	19.5%
TOTAL	100.0%

7 Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

8 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation "Other."

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--59.6%
		Advertising--0.1%
4,300		Omnicom Group, Inc.	$111,327
		Agricultural Chemicals--2.8%
3,200		FMC Corp.	142,784
69,800		Monsanto Co.	5,308,988
6,300		Mosaic, Co./The	224,721
		TOTAL	5,676,493
		Agricultural Machinery--0.5%
400		Bucyrus International	6,200
31,300		Deere & Co.	1,087,362
		TOTAL	1,093,562
		Airline - Regional--0.6%
23,300	[1]	Alaska Air Group, Inc.	614,188
5,400		SkyWest, Inc.	84,510
81,900		Southwest Airlines Co.	575,757
		TOTAL	1,274,455
		Aluminum--0.0%
7,300		Alcoa, Inc.	56,867
		AT&T Divestiture--1.4%
120,300		AT&T, Inc.	2,961,786
		Auto Original Equipment Manufacturer--0.2%
8,600	[1]	Fuel Systems Solutions, Inc.	224,804
13,900		Johnson Controls, Inc.	173,889
5,700		Superior Industries International, Inc.	58,539
		TOTAL	457,232
		Auto Rentals--0.0%
3,100	[1]	AMERCO	95,325
Shares			Value
		COMMON STOCKS--continued
		Biotechnology--3.4%
4,800	[1]	Affymetrix, Inc.	$15,264
11,500	[1]	Cephalon, Inc.	887,570
1,200	[1]	Charles River Laboratories International, Inc.	29,292
117,500	[1]	Gilead Sciences, Inc.	5,965,475
3,500	[1]	Hospira, Inc.	87,150
1,300	[1]	Martek Biosciences Corp.	34,385
200	[1]	Myriad Genetics, Inc.	14,914
9,200	[1]	Questcor Pharmaceuticals, Inc.	59,340
		TOTAL	7,093,390
		Book Publishing--0.0%
1,300		Scholastic Corp.	14,170
		Broadcasting--0.3%
17,400	[1]	American Tower Systems Corp.	527,916
3,000	[1]	DISH Network Corp., Class A	38,520
11,800		News Corp., Inc. - Class A	75,402
		TOTAL	641,838
		Building Materials--0.1%
2,400		Ameron, Inc.	119,640
13,400	[1]	Owens Corning, Inc.	178,756
		TOTAL	298,396
		Cable TV--0.4%
20,800	[1]	Discovery Communications, Inc.	301,600
28,300		Time Warner, Inc.	264,039
17,900	[1]	Viacom, Inc., Class B - New	264,025
		TOTAL	829,664
		Cement--0.1%
6,300		Texas Industries, Inc.	143,073
		Clothing Stores--0.2%
7,200	[1]	Children's Place Retail Stores, Inc.	135,432
1,800	[1]	Fossil, Inc.	20,772
8,000	[1]	Jos A. Bank Clothiers, Inc.	219,680
		TOTAL	375,884
Shares			Value
		COMMON STOCKS--continued
		Commodity Chemicals--0.1%
1,700		Compass Minerals International, Inc.	$102,289
2,200		Eastman Chemical Co.	57,090
10,500		Westlake Chemical Corp.	143,535
		TOTAL	302,914
		Computer Peripherals--0.3%
7,000		Imation Corp.	68,180
17,600	[1]	Sandisk Corp.	201,168
15,900	[1]	Synaptics, Inc.	374,763
		TOTAL	644,111
		Computer Services--0.0%
2,700	[1]	NCR Corp.	33,885
		Computer Stores--0.1%
7,000	[1]	Tech Data Corp.	126,770
		Computers - High End--0.7%
14,800		International Business Machines Corp.	1,356,420
		Computers - Low End--0.2%
33,000	[1]	Dell, Inc.	313,500
		Computers - Midrange--2.0%
118,800		Hewlett-Packard Co.	4,128,300
		Construction Machinery--0.4%
25,300		Caterpillar, Inc.	780,505
3,600		Joy Global, Inc.	74,988
		TOTAL	855,493
		Contracting--0.1%
2,300		Harsco Corp.	54,556
1,300	[1]	IHS, Inc. - Class A	56,940
		TOTAL	111,496
		Copper--1.1%
87,400		Freeport-McMoRan Copper & Gold, Inc.	2,197,236
Shares			Value
		COMMON STOCKS--continued
		Crude Oil & Gas Production--0.2%
3,600	[1]	Swift Energy Co.	$55,152
14,500		W&T Offshore, Inc.	182,265
4,600	[1]	Whiting Petroleum Corp.	133,400
		TOTAL	370,817
		Defense Aerospace--1.1%
49,900		Boeing Co.	2,111,269
2,700		General Dynamics Corp.	153,171
		TOTAL	2,264,440
		Defense Electronics--0.3%
6,000	[1]	FLIR Systems, Inc.	149,820
8,100		Northrop Grumman Corp.	389,772
		TOTAL	539,592
		Department Stores--1.3%
13,800		Dillards, Inc., Class A	60,030
41,200		Penney (J.C.) Co., Inc.	690,100
18,900	[1]	Saks, Inc.	47,628
44,700	[1]	Sears Holdings Corp.	1,829,124
		TOTAL	2,626,882
		Discount Department Stores--0.1%
7,900	[1]	99 Cents Only Stores	66,202
12,500		Foot Locker, Inc.	92,000
		TOTAL	158,202
		Diversified Leisure--1.0%
104,200		Carnival Corp.	1,895,398
13,000	[1]	Gaylord Entertainment Co.	137,800
6,500	[1]	Pinnacle Entertainment, Inc.	44,070
		TOTAL	2,077,268
		Electric & Electronic Original Equipment Manufacturer--0.1%
8,300		Molex, Inc.	110,971
Shares			Value
		COMMON STOCKS--continued
		Electronic Testing/Measuring Equipment--0.0%
2,700	[1]	Multi-Fineline Electronix, Inc.	$50,031
		Electric Utility--3.8%
25,100		American Electric Power Co., Inc.	786,885
42,700		CMS Energy Corp.	501,725
111,600		Edison International	3,634,812
8,500		Idacorp, Inc.	247,435
9,100		OGE Energy Corp.	224,588
49,700		Sempra Energy	2,178,848
13,200		TECO Energy, Inc.	158,532
6,400		UniSource Energy Corp.	180,736
		TOTAL	7,913,561
		Electronics Stores--0.0%
3,700		Radioshack Corp.	42,402
		Ethical Drugs--2.6%
30,400	[1]	Forest Laboratories, Inc., Class A	761,216
35,400		Lilly (Eli) & Co.	1,303,428
100,400		Merck & Co., Inc.	2,866,420
1,700	[1]	Noven Pharmaceuticals, Inc.	16,881
35,400		Pfizer, Inc.	516,132
		TOTAL	5,464,077
		Food Wholesaling--0.0%
4,500		SUPERVALU, Inc.	78,930
		Furniture--0.0%
5,700		Furniture Brands International, Inc.	11,685
		Gas Distributor--0.5%
27,400		Energen Corp.	800,354
1,300		New Jersey Resources Corp.	52,117
8,000	[1]	Southern Union Co.	103,120
		TOTAL	955,591
Shares			Value
		COMMON STOCKS--continued
		Generic Drugs--0.0%
1,400	[1]	Warner Chilcott Ltd Class A	$19,250
		Home Building--1.6%
25,600		Centex Corp.	217,856
73,100		D.R. Horton, Inc.	435,676
17,100		KB HOME	182,457
36,200		Lennar Corp., Class A	278,378
1,200	[1]	M/I Schottenstein Homes, Inc.	10,608
82,700		Pulte Homes, Inc.	839,405
15,000		Ryland Group, Inc.	234,000
62,300	[1]	Toll Brothers, Inc.	1,060,346
		TOTAL	3,258,726
		Home Health Care--0.4%
9,000	[1]	Amedisys, Inc.	371,070
7,500	[1]	Amerigroup Corp.	209,775
5,800	[1]	LHC Group, Inc.	154,338
		TOTAL	735,183
		Home Products--0.1%
1,200	[1]	Energizer Holdings, Inc.	57,156
2,100		Tupperware Brands Corp.	43,176
		TOTAL	100,332
		Hospitals--0.1%
3,300		Universal Health Services, Inc., Class B	124,905
		Household Appliances--0.1%
3,700		Whirlpool Corp.	123,691
		Industrial Machinery--0.1%
3,600		Flowserve Corp.	191,916
		Integrated International Oil--1.1%
32,300		Chevron Corp.	2,277,796
Shares			Value
		COMMON STOCKS--continued
		Internet Services--0.3%
9,500	[1]	NetFlix, Inc.	$343,330
26,900	[1]	eBay, Inc.	323,338
		TOTAL	666,668
		Leasing--0.0%
800		GATX Corp.	19,280
		Life Insurance--1.0%
7,100		Aflac, Inc.	164,791
8,700		American Equity Investment Life Holding Co.	58,203
9,000		Delphi Financial Group, Inc., Class A	136,530
28,200		Old Republic International Corp.	291,024
1,200		Protective Life Corp.	9,936
43,400		Torchmark Corp.	1,302,000
		TOTAL	1,962,484
		Long-Term Care Centers--0.0%
4,900	[1]	Kindred Healthcare, Inc.	66,493
		Lumber Products--0.1%
12,900	[1]	Louisiana-Pacific Corp.	26,832
3,600		Weyerhaeuser Co.	98,424
		TOTAL	125,256
		Maritime--0.1%
3,200		Overseas Shipholding Group, Inc.	114,240
		Medical Supplies--0.2%
600	[1]	Haemonetics Corp.	35,490
1,500	[1]	Immucor, Inc.	41,565
2,000	[1]	Kinetic Concepts, Inc.	48,200
3,700	[1]	Merit Medical Systems, Inc.	56,943
6,700	[1]	PetMed Express, Inc.	96,748
4,800	[1]	Quidel Corp.	59,040
5,600		Steris Corp.	148,960
		TOTAL	486,946
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--1.1%
4,800	[1]	Cantel Medical Corp.	$71,952
5,600	[1]	Cyberonics, Inc.	86,184
700	[1]	Edwards Lifesciences Corp.	40,243
2,500	[1]	Gen-Probe, Inc.	112,550
3,700	[1]	Greatbatch Technologies, Inc.	86,210
4,400	[1]	ResMed, Inc.	175,560
11,000	[1]	Thoratec Laboratories Corp.	318,670
28,500	[1]	Varian Medical Systems, Inc.	1,058,205
9,900	[1]	Zimmer Holdings, Inc.	360,360
		TOTAL	2,309,934
		Metal Containers--0.0%
200	[1]	Mobile Mini, Inc.	2,528
		Metal Fabrication--0.1%
1,700	[1]	RTI International Metals	22,627
2,000		Timken Co.	29,780
4,700		Worthington Industries, Inc.	47,282
		TOTAL	99,689
		Miscellaneous Components--0.2%
12,800		AVX Corp.	116,736
7,300	[1]	Cree, Inc.	145,489
16,600	[1]	International Rectifier Corp.	226,092
		TOTAL	488,317
		Miscellaneous Food Products--2.2%
154,600		Archer-Daniels-Midland Co.	4,232,948
1,000		Corn Products International, Inc.	23,150
15,100	[1]	Fresh Del Monte Produce, Inc.	363,910
		TOTAL	4,620,008
		Miscellaneous Machinery--0.0%
200		Parker-Hannifin Corp.	7,642
Shares			Value
		COMMON STOCKS--continued
		Miscellaneous Metals--0.0%
13,400	[1]	USEC, Inc.	$68,206
		Money Center Bank--0.8%
47,400		The Bank of New York Mellon Corp.	1,220,076
33,000		U.S. Bancorp	489,720
		TOTAL	1,709,796
		Mortgage and Title--0.0%
10,400		PMI Group, Inc.	14,456
8,300		Radian Group, Inc.	26,726
2,900		Stewart Information Services Corp.	43,036
		TOTAL	84,218
		Motion Pictures--0.1%
12,000		Walt Disney Co.	248,160
		Multi-Industry Capital Goods--0.4%
4,500	[1]	Ceradyne, Inc.	102,690
16,400		General Electric Co.	198,932
34,000		KBR, Inc.	481,440
7,800		Textron, Inc.	70,434
		TOTAL	853,496
		Multi-Line Insurance--2.4%
97,850		Allstate Corp.	2,120,409
900	[1]	Amerisafe, Inc.	16,857
2,400		FBL Financial Group, Inc., Class A	24,744
11,000		Hanover Insurance Group, Inc.	444,620
500		Infinity Property & Casualty	19,200
156,200		UNUMProvident Corp.	2,211,792
		TOTAL	4,837,622
		Office Equipment--0.1%
6,600		Pitney Bowes, Inc.	146,916
Shares			Value
		COMMON STOCKS--continued
		Offshore Driller--0.3%
1,400	[1]	Oceaneering International, Inc.	$48,244
10,300	[1]	Transocean Ltd.	562,586
		TOTAL	610,830
		Oil Refiner--0.4%
10,400		Sunoco, Inc.	481,728
16,800		Western Refining, Inc.	195,888
6,300		World Fuel Services Corp.	212,751
		TOTAL	890,367
		Oil Service, Explore & Drill--0.1%
11,000		Patterson-UTI Energy, Inc.	105,160
		Oil Well Supply--0.1%
3,600		Baker Hughes, Inc.	119,952
3,900	[1]	Dril-Quip, Inc.	95,550
		TOTAL	215,502
		Other Communications Equipment--0.0%
21,700	[1]	Tellabs, Inc.	89,621
		Packaged Foods--0.1%
4,300		Hershey Foods Corp.	160,304
		Paper Products--0.3%
40,200		MeadWestvaco Corp.	467,928
1,400		Rock-Tenn Co.	43,638
		TOTAL	511,566
		Personal Loans--0.3%
29,300		Capital One Financial Corp.	464,112
11,500	[1]	Ezcorp, Inc., Class A	156,055
		TOTAL	620,167
		Personnel Agency--0.0%
2,900		Kelly Services, Inc., Class A	26,274
Shares			Value
		COMMON STOCKS--continued
		Pollution Control--0.1%
4,400	[1]	Stericycle, Inc.	$215,248
		Printing--0.0%
3,300		Donnelley (R.R.) & Sons Co.	32,208
		Property Liability Insurance--2.8%
12,350		American Financial Group, Inc. Ohio	209,703
4,800		Berkley, W. R. Corp.	127,104
25,900		Chubb Corp.	1,102,822
3,400		HCC Insurance Holdings, Inc.	79,594
109,200		The Travelers Cos, Inc.	4,219,488
		TOTAL	5,738,711
		Railroad--2.8%
52,300		CSX Corp.	1,514,608
13,000		Norfolk Southern Corp.	498,680
83,900		Union Pacific Corp.	3,673,981
		TOTAL	5,687,269
		Real Estate Investment Trusts--2.2%
99,000		Annaly Capital Management, Inc.	1,498,860
7,950		Boston Properties, Inc.	344,235
5,700		Equity Residential Properties Trust	136,401
24,200		HCP Inc.	564,828
19,000		Nationwide Health Properties, Inc.	485,070
17,000		Plum Creek Timber Co., Inc.	523,090
8,000		Public Storage	494,960
8,400		Simon Property Group, Inc.	361,032
2,750		Vornado Realty Trust	139,728
		TOTAL	4,548,204
		Recreational Goods--0.1%
4,200		Callaway Golf Co.	31,962
11,800	[1]	WMS Industries, Inc.	262,196
		TOTAL	294,158
Shares			Value
		COMMON STOCKS--continued
		Recreational Vehicles--0.0%
7,900		Brunswick Corp.	$21,962
		Regional Bank--0.8%
25,400		BB&T Corp.	502,666
3,300		Central Pacific Financial Corp.	22,209
10,500		East West Bancorp, Inc.	99,645
33,900		Marshall & Ilsley Corp.	193,569
4,300		PNC Financial Services Group	139,836
21,000		Popular, Inc.	57,540
5,600		South Financial Group, Inc.	10,528
41,100		SunTrust Banks, Inc.	503,886
3,700		Whitney Holding Corp.	48,063
4,000		Wintrust Financial Corp.	53,480
		TOTAL	1,631,422
		Restaurant--0.2%
900	[1]	CEC Entertainment, Inc.	21,006
4,000	[1]	Green Mountain Coffee, Inc.	153,040
4,800	[1]	Panera Bread Co.	225,504
		TOTAL	399,550
		Roofing & Wallboard--0.1%
1,200	[1]	Beacon Roofing Supply, Inc.	15,276
21,200	[1]	U.S.G. Corp.	138,012
		TOTAL	153,288
		Rubber--0.0%
7,300		Cooper Tire & Rubber Co.	34,091
		Savings & Loan--0.1%
11,700		Astoria Financial Corp.	106,236
14,300		Hudson City Bancorp, Inc.	165,880
		TOTAL	272,116
Shares			Value
		COMMON STOCKS--continued
		Securities Brokerage--0.3%
7,100	[1]	Interactive Brokers Group, Inc., Class A	$108,417
2,000	[1]	Knight Capital Group, Inc., A	36,060
8,800	[1]	Labranche & Co., Inc.	60,368
19,200		Raymond James Financial, Inc.	355,392
		TOTAL	560,237
		Semiconductor Distribution--0.4%
22,700	[1]	Arrow Electronics, Inc.	432,889
10,100	[1]	Avnet, Inc.	200,182
7,200	[1]	FormFactor, Inc.	112,032
3,100	[1]	Tyler Technologies, Inc.	39,029
		TOTAL	784,132
		Semiconductor Manufacturing--0.2%
4,500	[1]	ATMI, Inc.	60,795
62,500	[1]	Micron Technology, Inc.	232,500
4,300	[1]	Plexus Corp.	62,178
		TOTAL	355,473
		Semiconductor Manufacturing Equipment--0.2%
25,700	[1]	Novellus Systems, Inc.	354,403
		Services to Medical Professionals--2.0%
2,900	[1]	Coventry Health Care, Inc.	43,877
5,800	[1]	Genoptix, Inc.	196,620
31,600	[1]	Humana, Inc.	1,198,588
3,700	[1]	Medco Health Solutions, Inc.	166,241
5,400		Omnicare, Inc.	150,984
45,200		UnitedHealth Group, Inc.	1,280,516
25,200	[1]	Wellpoint, Inc.	1,044,540
		TOTAL	4,081,366
Shares			Value
		COMMON STOCKS--continued
		Shoes--0.1%
4,600	[1]	Deckers Outdoor Corp.	$240,304
4,000	[1]	Genesco, Inc.	61,600
		TOTAL	301,904
		Soft Drinks--0.0%
4,500		The Pepsi Bottling Group, Inc.	86,805
		Software Packaged/Custom--2.8%
45,500	[1]	Computer Sciences Corp.	1,676,220
10,200	[1]	DST Systems, Inc.	324,054
41,400	[1]	F5 Networks, Inc.	917,838
156,200		Microsoft Corp.	2,671,020
5,700	[1]	Solera Holdings, Inc.	137,313
		TOTAL	5,726,445
		Specialty Chemicals--0.3%
4,000		Albemarle Corp.	89,000
3,500		Cabot Corp.	46,760
2,500		Chemed Corp.	100,325
3,100		Cytec Industries, Inc.	63,364
2,900		Lubrizol Corp.	98,948
9,100	[1]	OM Group, Inc.	176,358
		TOTAL	574,755
		Specialty Retailing--0.1%
16,100	[1]	CarMax, Inc.	133,147
4,600		Pep Boys-Manny Moe & Jack	13,294
18,700		Williams-Sonoma, Inc.	148,104
		TOTAL	294,545
		Stainless Steel Producer--0.3%
28,800		Allegheny Technologies, Inc.	636,192
		Surveillance-Detection--0.0%
1,900		Diebold, Inc.	47,082
Shares			Value
		COMMON STOCKS--continued
		Technology Services--0.1%
7,200	[1]	Stanley, Inc.	$217,872
		Telecommunication Equipment & Services--0.1%
64,900		Motorola, Inc.	287,507
		Tools and Hardware--0.0%
2,200		Snap-On, Inc.	66,396
		Toys & Games--0.1%
9,400	[1]	JAKKS Pacific, Inc.	172,396
		Truck Manufacturing--0.1%
6,200		Cummins, Inc.	148,676
		Trucking--0.3%
500		Arkansas Best Corp.	11,695
16,600		Ryder Systems, Inc.	560,748
		TOTAL	572,443
		Undesignated Consumer Cyclicals--2.6%
29,800	[1]	Alliance Data Systems Corp.	1,239,382
2,900	[1]	American Public Education, Inc.	113,564
31,600	[1]	Corinthian Colleges, Inc.	590,288
3,700		DeVRY, Inc.	198,246
24,200	[1]	ITT Educational Services, Inc.	2,964,742
4,600		Speedway Motorsports, Inc.	66,424
1,100		Strayer Education, Inc.	238,073
		TOTAL	5,410,719
		Undesignated Consumer Staples--0.0%
2,800	[1]	USANA, Inc.	64,988
		Uniforms--0.0%
800		Unifirst Corp.	20,992
		Water Utility--0.1%
6,300		Aqua America, Inc.	130,662
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,478,094)	122,761,742
Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
$400,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	$305,173
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.74%, 2/10/2051	151,189
1,200,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007 CD5, 5.886%, 11/15/2044	724,670
398,909		Community Program Loan Trust 1987-A, Series 1987-A, 4.500%, 10/01/2018	400,087
1,000,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Series 2006-C4, 5.509%, 09/15/2039	421,913
39,615		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.51%, 8/25/2032	27,365
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.266%, 2/12/2051	40,719
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 02/12/2051	106,821
715,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	537,212
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	149,128
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	91,215
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,541,864)	2,955,492
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
4,077		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 6.637%, 3/25/2031	3,835
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	260,132
12,925		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	12,907
23,085		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	23,053
21,374		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	21,668
70,696		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	72,751
55,257		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	62,353
6,695		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	7,156
14,963		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	14,266
6,977		Government National Mortgage Association REMIC 1999-29 PB, 7.250%, 7/16/2028	7,049
Principal Amount			Value
		COLLATERIZED MORTGAGE OBLIGATIONS--continued
$43,522		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	$44,640
350,000		JPMorgan Chase Commercial Mortgage Securities 2007-CB19 A2, 5.746%, 2/12/2049	261,303
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.149%, 4/15/2041	416,124
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,708,236)	1,207,237
		CORPORATE BONDS--7.9%
		Basic Industry - Chemicals--0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	82,726
85,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	87,979
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	31,131
70,000		Praxair, Inc., 4.625%, 03/30/2015	72,679
75,000		Rohm & Haas Co., 6.000%, 09/15/2017	62,916
		TOTAL	337,431
		Basic Industry - Metals & Mining--0.2%
50,000		Alcan, Inc., 5.000%, 06/01/2015	39,399
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	58,993
10,000		ArcelorMittal, 6.125%, 6/01/2018	7,862
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	140,044
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	34,165
85,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	74,885
85,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/2018	71,634
		TOTAL	426,982
		Basic Industry - Paper--0.0%
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	34,924
		Capital Goods - Aerospace & Defense--0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	45,816
125,000		Boeing Co., Note, 5.125%, 02/15/2013	127,760
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	30,760
		TOTAL	204,336
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Building Materials--0.0%
$70,000		RPM International, Inc., 6.500%, 02/15/2018	$60,954
		Capital Goods - Diversified Manufacturing--0.4%
60,000		Dover Corp., Note, 5.450%, 03/15/2018	61,372
30,000		Emerson Electric Co., 4.875%, 10/15/2019	29,725
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	105,095
160,000		Harsco Corp., 5.750%, 05/15/2018	162,495
80,000		Hubbell, Inc., 5.950%, 06/01/2018	76,802
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	56,794
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	89,374
140,000		Textron Financial Corp., 5.400%, 04/28/2013	104,219
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	8,755
130,000		Tyco Electronics Group SA, 5.950%, 01/15/2014	118,633
		TOTAL	813,264
		Capital Goods - Packaging--0.0%
20,000		Pactiv Corp., 6.40%, 1/15/2018	16,273
		Communications - Media & Cable--0.2%
100,000		Comcast Corp., 7.125%, 06/15/2013	103,205
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	203,169
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	69,196
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	23,368
		TOTAL	398,938
		Communications - Media Noncable--0.1%
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	75,803
75,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	79,855
		TOTAL	155,658
		Communications - Telecom Wireless--0.3%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	176,739
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	94,200
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	105,737
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless-continued
$60,000		Vodafone Group PLC, 5.350%, 02/27/2012	$61,325
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	98,234
		TOTAL	536,235
		Communications - Telecom Wirelines--0.2%
50,000		Embarq Corp., 6.738%, 06/01/2013	47,544
100,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010	96,587
40,000		Telefonica SA, Company Guarantee, 7.045%, 06/20/2036	44,658
150,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	156,588
125,000		Verizon Global Funding, Note, 7.250%, 12/01/2010	132,568
		TOTAL	477,945
		Consumer Cyclical - Automotive--0.1%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	94,166
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	71,643
150,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	145,028
		TOTAL	310,837
		Consumer Cyclical - Entertainment--0.0%
100,000		Time Warner, Inc., 5.500%, 11/15/2011	97,748
		Consumer Cyclical - Lodging--0.0%
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	49,587
		Consumer Cyclical - Retailers--0.3%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	63,601
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	194,563
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	85,130
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	60,102
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	24,950
100,000		Target Corp., 5.875%, 03/01/2012	105,217
50,000		Target Corp., Note, 5.875%, 07/15/2016	50,190
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	43,483
		TOTAL	627,236
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--0.3%
$100,000		Bottling Group LLC, Note, 5.500%, 4/01/2016	$104,237
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	92,412
135,000		Kellogg Co., 4.250%, 03/06/2013	138,547
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	42,513
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	77,948
10,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	10,740
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,683
		TOTAL	547,080
		Consumer Non-Cyclical Health Care--0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	42,564
100,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	102,204
190,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	174,476
		TOTAL	319,244
		Consumer Non-Cyclical Pharmaceuticals--0.2%
60,000		Abbott Laboratories, 5.150%, 11/30/2012	64,219
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	137,120
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	98,403
100,000		Pharmacia Corp., Sr. Deb., 6.500%, 12/01/2018	112,702
		TOTAL	412,444
		Consumer Non-Cyclical Products--0.1%
75,000		Philips Electronics NV, 5.750%, 03/11/2018	70,708
80,000		Whirlpool Corp., 5.500%, 03/01/2013	69,617
		TOTAL	140,325
		Consumer Non-Cyclical Supermarkets--0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	40,730
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	49,907
		TOTAL	90,637
		Consumer Non-Cyclical Tobacco--0.0%
90,000		Philip Morris International, Inc., 5.650%, 05/16/2018	90,312
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Independent--0.2%
$105,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.950%, 09/15/2016	$94,775
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	43,425
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	66,826
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	56,543
65,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	63,321
		TOTAL	324,890
		Energy - Integrated--0.1%
200,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	185,502
		Energy - Oil Field Services--0.0%
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	64,500
		Energy - Refining--0.1%
100,000		Valero Energy Corp., 6.875%, 04/15/2012	100,341
115,000		Valero Energy Corp., 7.500%, 04/15/2032	96,714
35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	32,487
		TOTAL	229,542
		Financial Institution - Banking--0.6%
125,000	[2,3]	Barclays Bank PLC, 5.926%, 12/31/2049	48,125
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	142,264
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	144,407
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	95,113
200,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	187,924
100,000		PNC Funding Corp., Sub. Note, 7.500%, 11/01/2009	100,037
100,000		Popular North America, Inc., 5.650%, 04/15/2009	99,422
200,000		Wachovia Bank N.A., 4.800%, 11/01/2014	185,018
30,000		Wachovia Corp., 5.750%, 02/01/2018	29,632
100,000		Wells Fargo Bank, N.A., Sub. Note, 6.450%, 02/01/2011	103,601
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	107,841
75,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	53,138
		TOTAL	1,296,522
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--0.7%
$130,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	$138,476
250,000		Blackrock, Inc., 6.250%, 09/15/2017	245,037
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	104,225
150,000	[2,3]	FMR Corp., Bond, 7.570%, 06/15/2029	139,038
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	21,264
150,000		Goldman Sachs Group, Inc., Note, 5.250%, 10/15/2013	143,654
170,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	155,790
100,000		Invesco Ltd., Note, 4.500%, 12/15/2009	93,400
75,000		Janus Capital Group, Inc., Sr. Note, 6.250%, 06/15/2012	57,092
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	51,214
85,000		Merrill Lynch & Co., Inc., Note, 4.125%, 09/10/2009	84,743
100,000		Morgan Stanley, Note, 4.000%, 01/15/2010	99,619
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	30,473
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	63,943
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	101,157
		TOTAL	1,529,125
		Financial Institution - Finance Noncaptive--0.6%
100,000		American Express Co., 4.750%, 06/17/2009	100,503
100,000		American Express Co., 4.875%, 07/15/2013	93,957
150,000		American Express Credit Corp., 5.875%, 05/02/2013	146,456
100,000		American General Finance Corp., 4.000%, 03/15/2011	55,125
120,000		Capital One Capital IV, 6.745%, 02/17/2037	60,305
90,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.300%, 05/10/2017	29,768
240,000		General Electric Capital Corp., 5.625%, 05/01/2018	222,179
200,000		General Electric Capital Corp., Note, 4.875%, 03/04/2015	190,050
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	54,391
200,000	[2,3]	ILFC E-Capital Trust I, 5.900%, 12/21/2065	63,012
100,000		International Lease Finance Corp., 4.875%, 09/01/2010	84,625
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	73,190
		TOTAL	1,173,561
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - Health--0.1%
$75,000		Aetna US Healthcare, 5.750%, 06/15/2011	$74,565
60,000		CIGNA Corp., 6.350%, 03/15/2018	53,533
100,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	95,345
		TOTAL	223,443
		Financial Institution - Insurance - Life--0.2%
200,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	152,449
85,000	[2,3]	Pacific Life Global Funding, Note, 5.150%, 04/15/2013	83,058
120,000		Prudential Financial, Inc., 5.150%, 01/15/2013	112,947
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	65,074
		TOTAL	413,528
		Financial Institution - Insurance - P&C--0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	84,510
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	84,886
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	94,639
75,000		CNA Financial Corp., 6.500%, 08/15/2016	54,330
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	19,373
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	83,025
100,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	97,428
500,000	[2,3]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.150%, 12/15/2065	262,500
		TOTAL	780,691
		Financial Institution - REITs--0.1%
40,000		AMB Property LP, 6.300%, 06/01/2013	25,728
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	12,994
75,000		Liberty Property LP, 6.625%, 10/01/2017	53,960
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	62,614
95,000		Simon Property Group LP, 6.125%, 05/30/2018	71,918
		TOTAL	227,214
		Technology--0.5%
40,000		BMC Software, Inc., 7.250%, 06/01/2018	35,710
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	64,362
200,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	184,852
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--continued
$75,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	$75,758
80,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	69,332
65,000		Harris Corp., 5.950%, 12/01/2017	55,287
100,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	104,060
125,000		Hewlett-Packard Co., Note, 6.500%, 07/01/2012	138,314
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	123,142
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	53,344
150,000		Oracle Corp., 6.500%, 04/15/2038	163,775
		TOTAL	1,067,936
		Transportation - Airlines--0.1%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	70,222
50,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	38,946
		TOTAL	109,168
		Transportation - Railroads--0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	71,760
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	78,341
100,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	103,086
100,000		Union Pacific Corp., 4.875%, 01/15/2015	94,626
		TOTAL	347,813
		Transportation - Services--0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	54,432
100,000		FedEx Corp., Note, 5.500%, 08/15/2009	101,256
		TOTAL	155,688
		Utility - Electric--0.8%
150,000		Alabama Power Co., 5.700%, 02/15/2033	137,544
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	72,954
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	100,026
100,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	99,614
60,000	[2,3]	Electricite De France, 5.500%, 01/26/2014	62,084
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	94,497
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	103,555
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$100,000		FirstEnergy Corp., 6.450%, 11/15/2011	$99,784
48,018	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	44,773
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	38,290
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	92,032
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	78,311
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	32,788
100,000		PSEG Power LLC, Company Guarantee, 7.750%, 04/15/2011	104,081
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	72,372
50,000		Pacific Gas & Electric Co., 6.050%, 03/01/2034	51,396
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.200%, 03/01/2011	99,828
90,000		Union Electric Co., 6.000%, 04/01/2018	85,463
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	91,310
		TOTAL	1,560,702
		Utility - Natural Gas Distributor--0.0%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	37,877
		Utility - Natural Gas Pipelines--0.2%
150,000		Consolidated Natural Gas Co., 5.000%, 12/01/2014	141,453
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	75,086
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	32,672
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	83,871
		TOTAL	333,082
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,173,071)	16,209,174
		GOVERNMENT/AGENCY--0.0%
		Sovereign--0.0%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $80,766)	78,750
		GOVERNMENT AGENCIES--3.3%
750,000		Federal Home Loan Mortgage Corp., 5.500%, 7/18/2016	848,135
5,500,000		Federal National Mortgage Association, 4.375%, 3/15/2013	5,932,622
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,460,780)	6,780,757
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--0.0%
$15,115		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	$15,598
9,858		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	10,325
19,433		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	20,457
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,830)	46,380
		U.S. TREASURY--1.5%
250,000		United States Treasury Bill, 0.190%, 7/2/2009	249,692
1,300,000	[4]	United States Treasury Bond, 4.500%, 5/15/2038	1,511,555
1,000,000	[4]	United States Treasury Note, 2.750%, 10/31/2013	1,044,961
150,000	[4]	United States Treasury Note, 4.125%, 5/15/2015	167,169
		TOTAL U.S. TREASURY (IDENTIFIED COST $3,088,237)	2,973,377
		EXCHANGE-TRADED FUND--3.6%
193,000		iShares MSCI EAFE Index Fund (IDENTIFIED COST $7,743,224)	7,469,100
		MUTUAL FUNDS--22.2% [5]
23,540		Emerging Markets Fixed Income Core Fund	409,010
3,016,597		Federated Mortgage Core Portfolio	29,803,974
914,135		High Yield Bond Portfolio	4,396,991
11,190,400	[6]	Prime Value Obligations Fund, Institutional Shares, 1.75%	11,190,400
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $46,524,561)	45,800,375
		TOTAL INVESTMENTS--100.1% (IDENTIFIED COST $230,844,663) [7]	206,282,384
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [8]	(166,563)
		TOTAL NET ASSETS--100%	$206,115,821
At January 31, 2009, the Fund had the following outstanding futures contracts:

	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]	Euro-Bond Long Futures	19	$ 2,325,030	March 2009	$ (10,948)
[1]	United States Treasury Bond 30-Year Long Futures	29	$ 3,674,391	March 2009	$ (68,517)
[1]	United States Treasury Note 2-Year Short Futures	60	$13,057,500	March 2009	$ (27,534)
	TOTAL UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(106,999)

At January 31, 2009, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Re- ceive Fixed Rate	Expiration Date	Implied Credit Spread at 1/31/2009 [9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appre- ciation (Deprec- iation )
Merrill Lynch, Pierce, Fenner & Smith	Series 10 Investment Grade Index	Sell	1.55%	6/20/2013	2.23%	$4,880,000	(115,370)	16,197	$(131,567)
Merrill Lynch, Pierce, Fenner & Smith	Series 11 Investment Grade Index	Sell	1.50%	12/20/2013	1.45%	$5,000,000	(102,186)	(112,826)	$ 10,640
Banc of America Securities LLC	Series 11 High Yield CDX Index	Sell	5.00%	12/20/2013	6.42%	$1,980,000	(513,111)	(408,375)	$(104,736)
NET UNREALIZED DEPRECIATION OF CREDIT DEFAULT SWAPS									$(225,663)

Net Unrealized Depreciation on Futures Contracts and Swap Contracts is included in "Other Assets and Liabilities - Net."

1 Non-income-producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $988,784, which represented 0.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $988,784, which represented 0.5% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $230,846,177.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

9 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices and Investments in Mutual Funds**	$176,031,217	$(106,999)
Level 2--Other Significant Observable Inputs	30,251,167	(225,663)
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$206,282,384	$(332,662)

* Other financial instruments include futures contracts and swaps contracts.

** Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors (see Note 5 to the financial statements). EMCORE invests primarily in emerging markets fixed-income securities.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $45,800,375 of investments in affiliated issuers (Note 5) (identified cost $230,844,663)		$206,282,384
Cash		7,775
Income receivable		516,519
Receivable for investments sold		6,064,809
Receivable for shares sold		491,206
Receivable for periodic payments from swap contracts		28,431
Other receivables		4,750
TOTAL ASSETS		213,395,874
Liabilities:
Payable for investments purchased	$6,103,655
Payable for shares redeemed	199,232
Payable for daily variation margin	21,609
Swaps, at value (premium received $505,004)	730,667
Payable for distribution services fee (Note 5)	35,831
Payable for shareholder services fee (Note 5)	74,146
Accrued expenses	114,913
TOTAL LIABILITIES		7,280,053
Net assets for 23,031,333 shares outstanding		$206,115,821
Net Assets Consist of:
Paid-in capital		$314,047,729
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(24,894,941)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(82,952,589)
Distributions in excess of net investment income		(84,378)
TOTAL NET ASSETS		$206,115,821

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($47,650,368 ÷ 5,298,653 shares outstanding), no par value, unlimited shares authorized	$8.99
Offering price per share	$8.99
Redemption proceeds per share	$8.99
Class A Shares:
Net asset value per share ($104,151,824 ÷ 11,613,632 shares outstanding), no par value, unlimited shares authorized	$8.97
Offering price per share (100/94.50 of $8.97)	$9.49
Redemption proceeds per share	$8.97
Class C Shares:
Net asset value per share ($53,738,412 ÷ 6,054,882 shares outstanding), no par value, unlimited shares authorized	$8.88
Offering price per share	$8.88
Redemption proceeds per share (99.00/100 of $8.88)	$8.79
Class K Shares:
Net asset value per share ($575,217 ÷ 64,166 shares outstanding), no par value, unlimited shares authorized	$8.96
Offering price per share	$8.96
Redemption proceeds per share	$8.96

See Notes which are an integral part of the financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $1,615,223 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $758)		$3,214,226
Interest		1,043,223
Investment income allocated from affiliated partnership (Note 5)		37,964
TOTAL INCOME		4,295,413
Expenses:
Investment adviser fee (Note 5)	$939,341
Administrative personnel and services fee (Note 5)	136,109
Custodian fees	22,752
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	30,583
Transfer and dividend disbursing agent fees and expenses--Class A Shares	98,899
Transfer and dividend disbursing agent fees and expenses--Class C Shares	40,698
Transfer and dividend disbursing agent fees and expenses--Class K Shares	1,333
Directors'/Trustees' fees	2,360
Auditing fees	11,058
Legal fees	3,988
Portfolio accounting fees	67,732
Distribution services fee--Class C Shares (Note 5)	247,622
Distribution services fee--Class K Shares (Note 5)	1,903
Shareholder services fee--Class A Shares (Note 5)	136,538
Shareholder services fee--Class C Shares (Note 5)	43,690
Account administration fee--Class A Shares	12,108
Account administration fee--Class C Shares	38,636
Share registration costs	28,071
Printing and postage	23,620
Insurance premiums	2,609
Interest expense	302
Miscellaneous	5,490
EXPENSES BEFORE ALLOCATION	1,895,442
Expenses allocated from affiliated partnership (Note 5)	180
TOTAL EXPENSES	1,895,622

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(40,178)
Waiver of administrative personnel and services fee	(26,473)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(22,058)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(3,953)
TOTAL WAIVERS AND REIMBURSEMENTS		$(92,662)
Net expenses			$1,802,960
Net investment income			2,492,453
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized loss of $690,728 on sales of investments in affiliated issuers)			(64,780,561)
Net realized gain on futures contracts			329,090
Net realized gain on swap contracts			36,848
Net realized loss and foreign currency transactions allocated from affiliated partnership			(122,350)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(16,979,064)
Net change in unrealized appreciation of futures contracts			(162,872)
Net change in unrealized depreciation of swap contracts			(225,663)
Net realized and unrealized loss on investments, futures contracts, swap contracts and foreign currency transactions			(81,904,572)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$(79,412,119)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,492,453	$5,416,027
Net realized loss on investments including allocations from partnership, futures contracts, swap contracts and foreign currency transactions	(64,536,973)	(17,550,175)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(17,367,599)	(16,954,796)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(79,412,119)	(29,088,944)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,597,008)	(1,062,997)
Class A Shares	(3,103,691)	(1,792,159)
Class C Shares	(1,038,914)	(1,022,750)
Class K Shares	(16,435)	(302)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Institutional Shares	--	(1,999,436)
Class A Shares	--	(3,699,741)
Class C Shares	--	(2,473,216)
Class K Shares	--	(818)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,756,048)	(12,051,419)
Share Transactions:
Proceeds from sale of shares	20,685,224	79,093,725
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	--	52,857,254
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	--	48,170,456
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	--	93,208,403
Net asset value of shares issued to shareholders in payment of distributions declared	5,308,890	11,084,827
Cost of shares redeemed	(42,856,880)	(83,721,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,862,766)	200,693,223
Change in net assets	(102,030,933)	159,552,860
Net Assets:
Beginning of period	308,146,754	148,593,894
End of period (including undistributed (distributions in excess of) net investment income of $(84,378) and $3,179,217, respectively)	$206,115,821	$308,146,754

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is the possibility of long-term growth of capital and income.

On October 26, 2007, the Fund received a tax-free transfer of assets from the Federated Conservative Allocation Fund (FCAF), Federated Growth Allocation Fund (FGAF) and Federated Moderate Allocation Fund (FMAF) (collectively, "Acquired Funds") as follows:

	Shares of the Fund Issued	Acquired Funds Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
FCAF	3,640,126	$ 52,857,254	$1,026,380
FGAF	3,325,359	$ 48,170,456	$1,009,181
FMAF	6,421,560	$ 93,208,403	$1,945,499
TOTAL	13,387,045	$194,236,113	$3,981,060	$161,345,386	$355,581,499

1 Unrealized appreciation is included in the Acquired Funds Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

INVESTMENT VALUATION

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, foreign exchange and other swap agreements.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure or buying protection to reduce exposure. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value,'' of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at January 31, 2009 is $11,860,000. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in "Swaps, at value," on the Statement of Assets and Liabilities, and periodic payments are reported as net realized gain/loss on swap contracts in the Statement of Operations. For the six months ended January 31, 2009, the Fund had a net realized gain on swap contracts of $36,848.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended January 31, 2009, the Fund had a net realized gain on futures contracts of $329,090.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	108,344	$1,103,454	453,471	$6,231,682
Shares issued to shareholders in payment of distributions declared	165,994	1,563,667	213,271	2,951,673
Shares redeemed	(700,215)	(6,850,172)	(861,304)	(11,695,320)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(425,877)	$(4,183,051)	(194,562)	$(2,511,965)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,554,512	$16,150,280	4,581,561	$60,907,542
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	--	--	2,233,258	32,583,802
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	--	--	1,400,840	20,438,742
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	--	--	3,731,944	54,450,162
Shares issued to shareholders in payment of distributions declared	293,825	2,761,954	349,074	4,817,220
Shares redeemed	(2,504,405)	(25,541,555)	(3,748,791)	(50,990,523)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(656,068)	$(6,629,321)	8,547,886	$122,206,945

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	290,207	$3,026,915	840,926	$11,168,941
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Conservative Allocation Fund	--	--	1,406,868	20,273,452
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Growth Allocation Fund	--	--	1,924,519	27,731,714
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Moderate Allocation Fund	--	--	2,689,616	38,758,241
Shares issued to shareholders in payment of distributions declared	103,849	966,834	243,200	3,314,815
Shares redeemed	(1,009,567)	(10,180,104)	(1,594,694)	(20,976,254)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(615,511)	$(6,186,355)	5,510,435	$80,270,909

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	33,598	$404,575	59,681	$785,560
Shares issued to shareholders in payment of distributions declared	1,748	16,435	81	1,119
Shares redeemed	(27,732)	(285,049)	(4,543)	(59,345)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	7,614	$135,961	55,219	$727,334
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,689,842)	$(16,862,766)	13,918,978	$200,693,223

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $230,846,177. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $24,563,793. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,727,267 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,291,060.

At July 31, 2008, the Fund had a capital loss carryforward of $49,998 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.25%
Class A Shares	1.50%
Class C Shares	2.25%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $33,680 of its fee. In addition, an affiliate of the Adviser reimbursed $26,011 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.088% of average daily net assets of the Fund. FAS waived $26,473 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $20,620 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $11,718 in sales charges from the sale of Class A Shares. FSC also retained $2,711 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights, but excluding expenses allocated from partnerships) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.05%, 1.30%, 2.05% and 1.79%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $6,498. Transactions with affiliated companies during the six months ended January 31, 2009 were as follows:

Affiliates	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	37,605	64,361	78,426	23,540	$ 409,010	$ 37,964
Federated Mortgage Core Portfolio	4,634,906	378,853	1,997,162	3,016,597	$29,803,974	$1,186,732
High Yield Bond Portfolio	544,156	444,520	74,541	914,135	$ 4,396,991	$ 235,405
Prime Value Obligations Fund, Institutional Shares	19,839,871	49,984,948	58,634,419	11,190,400	$11,190,400	$ 193,086
TOTAL OF AFFILIATED TRANSACTIONS	25,056,538	50,872,682	60,784,548	15,144,672	$45,800,375	$1,653,187

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate to the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware on November 13, 2000, registered under the Act and offered only to registered investment companies and other accredited investors. The investment objective of EMCORE, a series of Core Trust II, is to achieve total return on its assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$244,017,690
Sales	$241,267,984

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of FAS 161 is not expected to have a material impact on the Fund's net assets or results of operations.

The Fund adopted FASB Staff Position No. 133-1 and FIN 45-4, "Disclosure about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No.133 and FASB Interpretation No. 45" (FAS 133). The amendments require additional disclosure relating to credit derivatives. All changes to accounting policies have been made in accordance with the amendments and incorporated for the current period.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MDT BALANCED FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are highly important in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R825

36357 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap Growth Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.23		$12.12		$10.17		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [3,4]	(0.06	) [4]	(0.14	) [4]	(0.10	) [4]
Net realized and unrealized gain (loss) on investments	(3.70)		(0.48)		2.20		0.27
TOTAL FROM INVESTMENT OPERATIONS	(3.70)		(0.54)		2.06		0.17
Less Distributions:
Distributions from net realized gain on investments	--		(1.35)		(0.11)		--
Net Asset Value, End of Period	$ 6.53		$10.23		$12.12		$10.17
Total Return [5]	(36.17)%		(5.76)%		20.38%		1.70%

Ratios to Average Net Assets:
Net expenses	1.50	% [6]	1.50%		1.50%		2.01	% [6]
Net investment income (loss)	(0.11	)% [6]	(0.49)%		(1.14)%		(0.93	)% [6]
Expense waiver/reimbursement [7]	0.42	% [6]	0.14%		2.30%		20.55	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$59,428		$102,600		$88,826		$183
Portfolio turnover	172%		320%		630%		237%

1 MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Large Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Represents less than $0.01.

4 Per share numbers have been calculated using the average shares method.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2009		Year Ended 7/31/2008		Period Ended 7/31/2007	[1]
Net Asset Value, Beginning of Period	$10.21		$12.18		$11.48
Income From Investment Operations:
Net investment income (loss)	(0.03	) [2]	(0.14	) [2]	(0.08	) [2]
Net realized and unrealized gain (loss) on investments	(3.69)		(0.48)		0.78
TOTAL FROM INVESTMENT OPERATIONS	(3.72)		(0.62)		0.70
Less Distributions:
Distributions from net realized gain on investments	--		(1.35)		--
Net Asset Value, End of Period	$ 6.49		$10.21		$12.18
Total Return [3]	(36.43)%		(6.43)%		6.10%

Ratios to Average Net Assets:
Net expenses	2.25	% [4]	2.25%		2.24	% [4]
Net investment income (loss)	(0.85	)% [4]	(1.22)%		(1.95	)% [4]
Expense waiver/reimbursement [5]	0.42	% [4]	0.14%		0.54	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,486		$22,138		$46,933
Portfolio turnover	172%		320%		630	% [6]

1 Reflects operations for the period from March 29, 2007 (date of initial public investment) to July 31, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$9.99		$11.94		$10.10		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03	) [3]	(0.13	) [3]	(0.22	) [3]	(0.19	) [3]
Net realized and unrealized gain (loss) on investments	(3.61)		(0.47)		2.17		0.29
TOTAL FROM INVESTMENT OPERATIONS	(3.64)		(0.60)		1.95		0.10
Less Distributions:
Distributions from net realized gain on investments	--		(1.35)		(0.11)		--
Net Asset Value, End of Period	$6.35		$ 9.99		$11.94		$10.10
Total Return [4]	(36.44)%		(6.39)%		19.42%		1.00%

Ratios to Average Net Assets:
Net expenses	2.25	% [5]	2.22%		2.25%		2.76	% [5]
Net investment income (loss)	(0.85	)% [5]	(1.21)%		(1.83)%		(1.68	)% [5]
Expense waiver/reimbursement [6]	0.42	% [5]	0.14%		5.64%		20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,519		$14,895		$14,388		$147
Portfolio turnover	172%		320%		630%		237%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 638.30	$ 6.19
Class B Shares	$1,000	$ 635.70	$ 9.28
Class C Shares	$1,000	$ 635.60	$ 9.28
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.64	$ 7.63
Class B Shares	$1,000	$1,013.86	$11.42
Class C Shares	$1,000	$1,013.86	$11.42

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Biotechnology	9.6%
Defense Electronics	8.8%
Services to Medical Professionals	6.8%
Telecommunication Equipment & Services	5.5%
Undesignated Consumer Cyclicals	5.4%
Restaurant	5.2%
Computers--Midrange	4.0%
Computers--High End	3.9%
Ethical Drugs	3.9%
Internet Services	3.8%
Agricultural Chemicals	3.7%
Computers--Low End	3.5%
Medical Technology	3.5%
Office Equipment	3.5%
Software Packaged/Custom	2.6%
Contracting	2.4%
Medical Supplies	2.4%
Integrated Domestic Oil	2.2%
Specialty Retailing	2.2%
Telephone Utility	1.6%
Undesignated Health	1.5%
Home Products	1.4%
Building Supply Stores	1.2%
Department Stores	1.2%
Semiconductor Manufacturing	1.2%
Other [2]	7.1%
Cash Equivalents [3]	1.9%
Other Assets and Liabilities--Net [4,5]	(0.0)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Represents less than 0.1%.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Agricultural Chemicals--3.7%
39,347		Monsanto Co.	$2,992,733
		Biotechnology--9.6%
12,415	[1]	Alexion Pharmaceuticals, Inc.	457,741
6,494	[1]	Biogen Idec, Inc.	315,933
25,211	[1]	Cephalon, Inc.	1,945,785
12,280	[1]	Charles River Laboratories International, Inc.	299,755
66,501	[1]	Gilead Sciences, Inc.	3,376,256
37,078	[1]	Hospira, Inc.	923,242
6,191	[1]	Myriad Genetics, Inc.	461,663
		TOTAL	7,780,375
		Broadcasting--0.1%
3,276	[1]	American Tower Systems Corp.	99,394
		Building Supply Stores--1.2%
51,176		Lowe's Cos., Inc.	934,986
		Computers - High End--3.9%
34,799		IBM Corp.	3,189,328
		Computers - Low End--3.5%
31,439	[1]	Apple, Inc.	2,833,597
		Computers - Midrange--4.0%
93,288		Hewlett-Packard Co.	3,241,758
		Contracting--2.4%
62,986		Harsco Corp.	1,494,028
10,491	[1]	IHS, Inc., Class A	459,506
		TOTAL	1,953,534
		Crude Oil & Gas Production--0.3%
7,445		Range Resources Corp.	266,829
		Defense Electronics--8.8%
20,604	[1]	FLIR Systems, Inc.	514,482
21,575	[1]	First Solar, Inc.	3,080,910
Shares			Value
		COMMON STOCKS--continued
		Defense Electronics--continued
7,590		Raytheon Co.	$384,206
84,029		Rockwell Collins	3,166,213
		TOTAL	7,145,811
		Department Stores--1.2%
26,421	[1]	Kohl's Corp.	969,915
		Discount Department Stores--0.4%
7,399	[1]	Dollar Tree, Inc.	316,011
		Electric Utility--0.7%
17,549		PPL Corp.	538,052
		Ethical Drugs--3.9%
109,226		Merck & Co., Inc.	3,118,402
		Financial Services--0.9%
10,096		FactSet Research Systems	401,821
9,720	[1]	Metavante Technologies, Inc.	141,037
16,168		Total System Services, Inc.	204,687
		TOTAL	747,545
		Home Products--1.4%
6,678		Clorox Corp.	334,902
4,075		Colgate-Palmolive Co.	265,038
10,942	[1]	Energizer Holdings, Inc.	521,167
		TOTAL	1,121,107
		Hotels and Motels--0.3%
9,214	[1]	Wynn Resorts Ltd.	277,157
		Integrated Domestic Oil--2.2%
31,510		Hess Corp.	1,752,271
		Internet Services--3.8%
8,559	[1]	Google, Inc.	2,897,478
4,017	[1]	NetFlix, Inc.	145,174
		TOTAL	3,042,652
		Life Insurance--0.8%
28,897		Aflac, Inc.	670,699
		Medical Supplies--2.4%
42,986		McKesson HBOC, Inc.	1,899,981
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--3.5%
1,600	[1]	Varian Medical Systems, Inc.	$59,408
75,917	[1]	Zimmer Holdings, Inc.	2,763,379
		TOTAL	2,822,787
		Multi-Industry Capital Goods--0.4%
12,697		Acuity Brands, Inc.	341,168
		Mutual Fund Adviser--0.5%
13,168		T. Rowe Price Group, Inc.	363,174
		Office Equipment--3.5%
128,399		Pitney Bowes, Inc.	2,858,162
		Oil Refiner--0.6%
9,822		Sunoco, Inc.	454,955
		Oil Well Supply--0.7%
13,887		Schlumberger Ltd.	566,729
		Packaged Foods--0.3%
5,434		Hershey Foods Corp.	202,580
		Pollution Control--0.3%
5,706	[1]	Stericycle, Inc.	279,138
		Restaurant--5.2%
35,460		Darden Restaurants, Inc.	929,761
56,670		McDonald's Corp.	3,287,993
		TOTAL	4,217,754
		Semiconductor Manufacturing--1.2%
13,471	[1]	Broadcom Corp.	213,515
35,178		Intel Corp.	453,796
18,853		Texas Instruments, Inc.	281,852
		TOTAL	949,163
		Services to Medical Professionals--6.8%
39,371	[1]	Express Scripts, Inc., Class A	2,116,585
118,184		UnitedHealth Group, Inc.	3,348,153
		TOTAL	5,464,738
		Soft Drinks--0.3%
6,590	[1]	Hansen Natural Corp.	220,765
Shares			Value
		COMMON STOCKS--continued
		Software Packaged/Custom--2.6%
45,796	[1]	DST Systems, Inc.	$1,454,939
10,213	[1]	F5 Networks, Inc.	226,422
16,076		Microsoft Corp.	274,900
5,378	[1]	Solera Holdings, Inc.	129,556
		TOTAL	2,085,817
		Specialty Retailing--2.2%
11,445	[1]	Bed Bath & Beyond, Inc.	265,867
33,814		Costco Wholesale Corp.	1,522,644
		TOTAL	1,788,511
		Telecommunication Equipment & Services--5.5%
77,618	[1]	Amdocs Ltd.	1,313,297
90,725		Qualcomm, Inc.	3,134,549
		TOTAL	4,447,846
		Telephone Utility--1.6%
149,010		Windstream Corp.	1,293,407
		Truck Manufacturing--0.5%
15,080		PACCAR, Inc.	397,961
		Undesignated Consumer Cyclicals--5.4%
19,287	[1]	Alliance Data Systems Corp.	802,146
20,070	[1]	Apollo Group, Inc., Class A	1,634,902
9,810	[1]	ITT Educational Services, Inc.	1,201,823
3,413		Strayer Education, Inc.	738,676
		TOTAL	4,377,547
		Undesignated Health--1.5%
83,543		IMS Health, Inc.	1,213,044
		TOTAL COMMON STOCKS (IDENTIFIED COST $80,266,848)	79,237,383
Shares			Value
		MUTUAL FUND--1.9%
1,536,767	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	$1,536,767
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $81,803,615) [4]	80,774,150
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [5]	(28,425)
		TOTAL NET ASSETS--100%	$80,745,725

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$80,774,150
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$80,774,150

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,536,767 of investments in an affiliated issuer (Note 5) (identified cost $81,803,615)		$80,774,150
Income receivable		6,589
Receivable for investments sold		4,284,961
Receivable for shares sold		265,844
TOTAL ASSETS		85,331,544
Liabilities:
Payable for investments purchased	$4,302,031
Payable for shares redeemed	111,827
Payable for Directors'/Trustees' fees	308
Payable for distribution services fee (Note 5)	11,471
Payable for shareholder services fee (Note 5)	37,223
Accrued expenses	122,959
TOTAL LIABILITIES		4,585,819
Net assets for 12,406,997 shares outstanding		$80,745,725
Net Assets Consist of:
Paid-in capital		$235,983,795
Net unrealized depreciation of investments		(1,029,465)
Accumulated net realized loss on investments		(154,065,987)
Accumulated net investment income (loss)		(142,618)
TOTAL NET ASSETS		$80,745,725

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($4,313,306 ÷ 653,712 shares outstanding), no par value, unlimited shares authorized	$6.60
Offering price per share	$6.60
Redemption proceeds per share	$6.60
Class A Shares:
Net asset value per share ($59,427,987 ÷ 9,106,118 shares outstanding), no par value, unlimited shares authorized	$6.53
Offering price per share (100/94.50 of $6.53)	$6.91
Redemption proceeds per share	$6.53
Class B Shares:
Net asset value per share ($9,485,666 ÷ 1,462,586 shares outstanding), no par value, unlimited shares authorized	$6.49
Offering price per share	$6.49
Redemption proceeds per share (94.50/100 of $6.49)	$6.13
Class C Shares:
Net asset value per share ($7,518,766 ÷ 1,184,581 shares outstanding), no par value, unlimited shares authorized	$6.35
Offering price per share	$6.35
Redemption proceeds per share (99.00/100 of $6.35)	$6.29

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $12,710 received from an affiliated issuer (Note 5))			$742,551
Expenses:
Investment adviser fee (Note 5)		$400,293
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		7,480
Transfer and dividend disbursing agent fees and expenses		226,090
Directors'/Trustees' fees		1,294
Auditing fees		10,924
Legal fees		3,273
Portfolio accounting fees		42,592
Distribution services fee--Class B Shares (Note 5)		53,190
Distribution services fee--Class C Shares (Note 5)		39,130
Shareholder services fee--Class A Shares (Note 5)		90,915
Shareholder services fee--Class B Shares (Note 5)		17,730
Shareholder services fee--Class C Shares (Note 5)		13,043
Account administration fee--Class A Shares		3,983
Share registration costs		24,342
Printing and postage		32,958
Insurance premiums		2,616
Miscellaneous		3,059
TOTAL EXPENSES		1,109,022
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(196,662)
Waiver of administrative personnel and services fee	(27,191)
TOTAL WAIVERS AND REIMBURSEMENT		(223,853)
Net expenses			885,169
Net investment income (loss)			(142,618)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(44,918,538)
Net change in unrealized appreciation of investments			(6,959,247)
Net realized and unrealized loss on investments			(51,877,785)
Change in net assets resulting from operations			$(52,020,403)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(142,618)	$(1,147,470)
Net realized loss on investments	(44,918,538)	(10,506,699)
Net change in unrealized appreciation/depreciation of investments	(6,959,247)	1,380,057
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(52,020,403)	(10,274,112)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(257,727)
Class A Shares	--	(11,660,461)
Class B Shares	--	(4,329,484)
Class C Shares	--	(2,139,318)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(18,386,990)
Share Transactions:
Proceeds from sale of shares	14,225,230	70,026,996
Net asset value of shares issued to shareholders in payment of distributions declared	--	15,708,083
Cost of shares redeemed	(27,372,481)	(63,105,962)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,147,251)	22,629,117
Change in net assets	(65,167,654)	(6,031,985)
Net Assets:
Beginning of period	145,913,379	151,945,364
End of period (including accumulated net investment income (loss) of $(142,618) and $0, respectively)	$80,745,725	$145,913,379

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	301,859	$2,542,236	481,360	$5,340,579
Shares issued to shareholders in payment of distributions declared	--	--	16,469	193,018
Shares redeemed	(255,979)	(1,807,565)	(37,394)	(447,625)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	45,880	$734,671	460,435	$5,085,972

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,425,185	$10,451,530	4,265,442	$49,806,979
Shares issued to shareholders in payment of distributions declared	--	--	882,581	10,255,594
Shares redeemed	(2,346,901)	(16,667,923)	(2,448,438)	(27,452,372)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(921,716)	$(6,216,393)	2,699,585	$32,610,201

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	73,995	$544,207	376,994	$4,378,454
Shares issued to shareholders in payment of distributions declared	--	--	344,460	4,012,963
Shares redeemed	(780,319)	(6,044,411)	(2,405,450)	(27,366,232)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(706,324)	$(5,500,204)	(1,683,996)	$(18,974,815)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	96,998	$687,257	912,018	$10,500,984
Shares issued to shareholders in payment of distributions declared	--	--	109,439	1,246,508
Shares redeemed	(403,754)	(2,852,582)	(734,780)	(7,839,733)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(306,756)	$(2,165,325)	286,677	$3,907,759
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,888,916)	$(13,147,251)	1,762,701	$22,629,117

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $81,803,615. The net unrealized depreciation of investments for federal tax purposes was $1,029,465. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,397,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,426,867.

At July 31, 2008, the Fund had a capital loss carryforward of $98,518,058 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$76,646,626
2010	$21,688,057
2016	$ 183,375

As a result of the tax-free transfer of assets from Federated Large Cap Growth Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $196,234 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.204% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $27,191 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,905 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $2,790 in sales charges from the sale of Class A Shares. FSC also retained $825 of CDSC relating to redemptions of Class A Shares and $429 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $13,127 of Service Fees for the six months ended January 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $222 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.25% and 2.25%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $428. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	507,081	15,445,738	14,416,052	1,536,767	$1,536,767	$12,710

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$185,652,643
Sales	$199,461,464

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R700
Cusip 31421R684
Cusip 31421R809

36353 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.33		$12.20		$10.20		$10.00
Income From Investment Operations:
Net investment income (loss)	0.01	[3]	(0.03	) [3]	(0.03	) [3]	(0.07	) [3]
Net realized and unrealized gain (loss) on investments	(3.74)		(0.49)		2.14		0.27
TOTAL FROM INVESTMENT OPERATIONS	(3.73)		(0.52)		2.11		0.20
Less Distributions:
Distributions from net realized gain on investments	--		(1.35)		(0.11)		--
Net Asset Value, End of Period	$ 6.60		$10.33		$12.20		$10.20
Total Return [4]	(36.11)%		(5.55)%		20.81%		2.00%

Ratios to Average Net Assets:
Net expenses	1.25	% [5]	1.25%		1.25%		1.76	% [5]
Net investment income (loss)	0.15	% [5]	(0.28)%		(0.29)%		(0.68	)% [5]
Expense waiver/reimbursement [6]	0.42	% [5]	0.14%		19.41%		20.55	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,313		$6,280		$1,798		$305
Portfolio turnover	172%		320%		630%		237%

1 MDT Large Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Large Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 638.90	$5.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.90	$6.36

1 Expenses are equal to the Fund's annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Biotechnology	9.6%
Defense Electronics	8.8%
Services to Medical Professionals	6.8%
Telecommunication Equipment & Services	5.5%
Undesignated Consumer Cyclicals	5.4%
Restaurant	5.2%
Computers - Midrange	4.0%
Computers - High End	3.9%
Ethical Drugs	3.9%
Internet Services	3.8%
Agricultural Chemicals	3.7%
Computers - Low End	3.5%
Medical Technology	3.5%
Office Equipment	3.5%
Software Packaged/Custom	2.6%
Contracting	2.4%
Medical Supplies	2.4%
Integrated Domestic Oil	2.2%
Specialty Retailing	2.2%
Telephone Utility	1.6%
Undesignated Health	1.5%
Home Products	1.4%
Building Supply Stores	1.2%
Department Stores	1.2%
Semiconductor Manufacturing	1.2%
Other [2]	7.1%
Cash Equivalents [3]	1.9%
Other Assets and Liabilities--Net [4,5]	(0.0)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Represents less than 0.1%.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.1%
		Agricultural Chemicals--3.7%
39,347		Monsanto Co.	$2,992,733
		Biotechnology--9.6%
12,415	[1]	Alexion Pharmaceuticals, Inc.	457,741
6,494	[1]	Biogen Idec, Inc.	315,933
25,211	[1]	Cephalon, Inc.	1,945,785
12,280	[1]	Charles River Laboratories International, Inc.	299,755
66,501	[1]	Gilead Sciences, Inc.	3,376,256
37,078	[1]	Hospira, Inc.	923,242
6,191	[1]	Myriad Genetics, Inc.	461,663
		TOTAL	7,780,375
		Broadcasting--0.1%
3,276	[1]	American Tower Systems Corp.	99,394
		Building Supply Stores--1.2%
51,176		Lowe's Cos., Inc.	934,986
		Computers - High End--3.9%
34,799		IBM Corp.	3,189,328
		Computers - Low End--3.5%
31,439	[1]	Apple, Inc.	2,833,597
		Computers - Midrange--4.0%
93,288		Hewlett-Packard Co.	3,241,758
		Contracting--2.4%
62,986		Harsco Corp.	1,494,028
10,491	[1]	IHS, Inc., Class A	459,506
		TOTAL	1,953,534
		Crude Oil & Gas Production--0.3%
7,445		Range Resources Corp.	266,829
		Defense Electronics--8.8%
20,604	[1]	FLIR Systems, Inc.	514,482
21,575	[1]	First Solar, Inc.	3,080,910
Shares			Value
		COMMON STOCKS--continued
		Defense Electronics--continued
7,590		Raytheon Co.	$384,206
84,029		Rockwell Collins	3,166,213
		TOTAL	7,145,811
		Department Stores--1.2%
26,421	[1]	Kohl's Corp.	969,915
		Discount Department Stores--0.4%
7,399	[1]	Dollar Tree, Inc.	316,011
		Electric Utility--0.7%
17,549		PPL Corp.	538,052
		Ethical Drugs--3.9%
109,226		Merck & Co., Inc.	3,118,402
		Financial Services--0.9%
10,096		FactSet Research Systems	401,821
9,720	[1]	Metavante Technologies, Inc.	141,037
16,168		Total System Services, Inc.	204,687
		TOTAL	747,545
		Home Products--1.4%
6,678		Clorox Corp.	334,902
4,075		Colgate-Palmolive Co.	265,038
10,942	[1]	Energizer Holdings, Inc.	521,167
		TOTAL	1,121,107
		Hotels and Motels--0.3%
9,214	[1]	Wynn Resorts Ltd.	277,157
		Integrated Domestic Oil--2.2%
31,510		Hess Corp.	1,752,271
		Internet Services--3.8%
8,559	[1]	Google, Inc.	2,897,478
4,017	[1]	NetFlix, Inc.	145,174
		TOTAL	3,042,652
		Life Insurance--0.8%
28,897		Aflac, Inc.	670,699
		Medical Supplies--2.4%
42,986		McKesson HBOC, Inc.	1,899,981
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--3.5%
1,600	[1]	Varian Medical Systems, Inc.	$59,408
75,917	[1]	Zimmer Holdings, Inc.	2,763,379
		TOTAL	2,822,787
		Multi-Industry Capital Goods--0.4%
12,697		Acuity Brands, Inc.	341,168
		Mutual Fund Adviser--0.5%
13,168		T. Rowe Price Group, Inc.	363,174
		Office Equipment--3.5%
128,399		Pitney Bowes, Inc.	2,858,162
		Oil Refiner--0.6%
9,822		Sunoco, Inc.	454,955
		Oil Well Supply--0.7%
13,887		Schlumberger Ltd.	566,729
		Packaged Foods--0.3%
5,434		Hershey Foods Corp.	202,580
		Pollution Control--0.3%
5,706	[1]	Stericycle, Inc.	279,138
		Restaurant--5.2%
35,460		Darden Restaurants, Inc.	929,761
56,670		McDonald's Corp.	3,287,993
		TOTAL	4,217,754
		Semiconductor Manufacturing--1.2%
13,471	[1]	Broadcom Corp.	213,515
35,178		Intel Corp.	453,796
18,853		Texas Instruments, Inc.	281,852
		TOTAL	949,163
		Services to Medical Professionals--6.8%
39,371	[1]	Express Scripts, Inc., Class A	2,116,585
118,184		UnitedHealth Group, Inc.	3,348,153
		TOTAL	5,464,738
		Soft Drinks--0.3%
6,590	[1]	Hansen Natural Corp.	220,765
Shares			Value
		COMMON STOCKS--continued
		Software Packaged/Custom--2.6%
45,796	[1]	DST Systems, Inc.	$1,454,939
10,213	[1]	F5 Networks, Inc.	226,422
16,076		Microsoft Corp.	274,900
5,378	[1]	Solera Holdings, Inc.	129,556
		TOTAL	2,085,817
		Specialty Retailing--2.2%
11,445	[1]	Bed Bath & Beyond, Inc.	265,867
33,814		Costco Wholesale Corp.	1,522,644
		TOTAL	1,788,511
		Telecommunication Equipment & Services--5.5%
77,618	[1]	Amdocs Ltd.	1,313,297
90,725		Qualcomm, Inc.	3,134,549
		TOTAL	4,447,846
		Telephone Utility--1.6%
149,010		Windstream Corp.	1,293,407
		Truck Manufacturing--0.5%
15,080		PACCAR, Inc.	397,961
		Undesignated Consumer Cyclicals--5.4%
19,287	[1]	Alliance Data Systems Corp.	802,146
20,070	[1]	Apollo Group, Inc., Class A	1,634,902
9,810	[1]	ITT Educational Services, Inc.	1,201,823
3,413		Strayer Education, Inc.	738,676
		TOTAL	4,377,547
		Undesignated Health--1.5%
83,543		IMS Health, Inc.	1,213,044
		TOTAL COMMON STOCKS (IDENTIFIED COST $80,266,848)	79,237,383
Shares			Value
		MUTUAL FUND--1.9%
1,536,767	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	$1,536,767
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $81,803,615) [4]	80,774,150
		OTHER ASSETS AND LIABILITIES - NET--(0.0)% [5]	(28,425)
		TOTAL NET ASSETS--100%	$80,745,725

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$80,774,150
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$80,774,150

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,536,767 of investments in an affiliated issuer (Note 5) (identified cost $81,803,615)		$80,774,150
Income receivable		6,589
Receivable for investments sold		4,284,961
Receivable for shares sold		265,844
TOTAL ASSETS		85,331,544
Liabilities:
Payable for investments purchased	$4,302,031
Payable for shares redeemed	111,827
Payable for Directors'/Trustees' fees	308
Payable for distribution services fee (Note 5)	11,471
Payable for shareholder services fee (Note 5)	37,223
Accrued expenses	122,959
TOTAL LIABILITIES		4,585,819
Net assets for 12,406,997 shares outstanding		$80,745,725
Net Assets Consist of:
Paid-in capital		$235,983,795
Net unrealized depreciation of investments		(1,029,465)
Accumulated net realized loss on investments		(154,065,987)
Accumulated net investment income (loss)		(142,618)
TOTAL NET ASSETS		$80,745,725

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($4,313,306 ÷ 653,712 shares outstanding), no par value, unlimited shares authorized	$6.60
Offering price per share	$6.60
Redemption proceeds per share	$6.60
Class A Shares:
Net asset value per share ($59,427,987 ÷ 9,106,118 shares outstanding), no par value, unlimited shares authorized	$6.53
Offering price per share (100/94.50 of $6.53)	$6.91
Redemption proceeds per share	$6.53
Class B Shares:
Net asset value per share ($9,485,666 ÷ 1,462,586 shares outstanding), no par value, unlimited shares authorized	$6.49
Offering price per share	$6.49
Redemption proceeds per share (94.50/100 of $6.49)	$6.13
Class C Shares:
Net asset value per share ($7,518,766 ÷ 1,184,581 shares outstanding), no par value, unlimited shares authorized	$6.35
Offering price per share	$6.35
Redemption proceeds per share (99.00/100 of $6.35)	$6.29

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $12,710 received from an affiliated issuer) (Note 5)			$742,551
Expenses:
Investment adviser fee (Note 5)		$400,293
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		7,480
Transfer and dividend disbursing agent fees and expenses		226,090
Directors'/Trustees' fees		1,294
Auditing fees		10,924
Legal fees		3,273
Portfolio accounting fees		42,592
Distribution services fee--Class B Shares (Note 5)		53,190
Distribution services fee--Class C Shares (Note 5)		39,130
Shareholder services fee--Class A Shares (Note 5)		90,915
Shareholder services fee--Class B Shares (Note 5)		17,730
Shareholder services fee--Class C Shares (Note 5)		13,043
Account administration fee--Class A Shares		3,983
Share registration costs		24,342
Printing and postage		32,958
Insurance premiums		2,616
Miscellaneous		3,059
TOTAL EXPENSES		1,109,022
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(196,662)
Waiver of administrative personnel and services fee	(27,191)
TOTAL WAIVERS AND REIMBURSEMENT		(223,853)
Net expenses			885,169
Net investment income (loss)			(142,618)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(44,918,538)
Net change in unrealized appreciation of investments			(6,959,247)
Net realized and unrealized loss on investments			(51,877,785)
Change in net assets resulting from operations			$(52,020,403)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(142,618)	$(1,147,470)
Net realized loss on investments	(44,918,538)	(10,506,699)
Net change in unrealized appreciation/depreciation of investments	(6,959,247)	1,380,057
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(52,020,403)	(10,274,112)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(257,727)
Class A Shares	--	(11,660,461)
Class B Shares	--	(4,329,484)
Class C Shares	--	(2,139,318)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(18,386,990)
Share Transactions:
Proceeds from sale of shares	14,225,230	70,026,996
Net asset value of shares issued to shareholders in payment of distributions declared	--	15,708,083
Cost of shares redeemed	(27,372,481)	(63,105,962)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,147,251)	22,629,117
Change in net assets	(65,167,654)	(6,031,985)
Net Assets:
Beginning of period	145,913,379	151,945,364
End of period (including accumulated net investment income (loss) of $(142,618) and $0, respectively)	$80,745,725	$145,913,379

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	301,859	$2,542,236	481,360	$5,340,579
Shares issued to shareholders in payment of distributions declared	--	--	16,469	193,018
Shares redeemed	(255,979)	(1,807,565)	(37,394)	(447,625)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	45,880	$734,671	460,435	$5,085,972

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,425,185	$10,451,530	4,265,442	$49,806,979
Shares issued to shareholders in payment of distributions declared	--	--	882,581	10,255,594
Shares redeemed	(2,346,901)	(16,667,923)	(2,448,438)	(27,452,372)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(921,716)	$(6,216,393)	2,699,585	$32,610,201

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	73,995	$544,207	376,994	$4,378,454
Shares issued to shareholders in payment of distributions declared	--	--	344,460	4,012,963
Shares redeemed	(780,319)	(6,044,411)	(2,405,450)	(27,366,232)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(706,324)	$(5,500,204)	(1,683,996)	$(18,974,815)

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	96,998	$687,257	912,018	$10,500,984
Shares issued to shareholders in payment of distributions declared	--	--	109,439	1,246,508
Shares redeemed	(403,754)	(2,852,582)	(734,780)	(7,839,733)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(306,756)	$(2,165,325)	286,677	$3,907,759
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,888,916)	$(13,147,251)	1,762,701	$22,629,117

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $81,803,615. The net unrealized depreciation of investments for federal tax purposes was $1,029,465. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,397,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,426,867.

At July 31, 2008, the Fund had a capital loss carryforward of $98,518,058 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$76,646,626
2010	$21,688,057
2016	$ 183,375

As a result of the tax-free transfer of assets from Federated Large Cap Growth Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for certain Classes of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $196,234 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.204% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $27,191 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,905 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $2,790 in sales charges from the sale of Class A Shares. FSC also retained $825 of CDSC relating to redemptions of Class A Shares and $429 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $13,127 of Service Fees for the six months ended January 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $222 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 1.50%, 2.25% and 2.25%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $428. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	507,081	15,445,738	14,416,052	1,536,767	$1,536,767	$12,710

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$185,652,643
Sales	$199,461,464

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT LARGE CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser or what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R882

36356 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap
Value Fund

Established 2008

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2009		Period Ended 7/31/2008	[1]
Net Asset Value, Beginning of Period	$9.46		$10.00
Income From Investment Operations:
Net investment income	0.05	[2]	0.03	[2]
Net realized and unrealized loss on investments	(3.50)		(0.57)
TOTAL FROM INVESTMENT OPERATIONS	(3.45)		(0.54)
Less Distributions:
Distributions from net investment income	(0.05)		--
Net Asset Value, End of Period	$5.96		$9.46
Total Return [3]	(36.51)%		(5.40)%

Ratios to Average Net Assets:
Net expenses	1.22	% [4]	1.24	% [4]
Net investment income	1.46	% [4]	0.80	% [4]
Expense waiver/reimbursement [5]	91.14	% [4]	111.75	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$134		$64
Portfolio turnover	78%		41%

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2009		Period Ended 7/31/2008	[1]
Net Asset Value, Beginning of Period	$9.47		$10.00
Income From Investment Operations:
Net investment income	0.02	[2]	0.02	[2]
Net realized and unrealized loss on investments	(3.48)		(0.55)
TOTAL FROM INVESTMENT OPERATIONS	(3.46)		(0.53)
Less Distributions:
Distributions from net investment income	(0.05)		--
Net Asset Value, End of Period	$5.96		$9.47
Total Return [3]	(36.58)%		(5.30)%

Ratios to Average Net Assets:
Net expenses	1.96	% [4]	1.99	% [4]
Net investment income	0.73	% [4]	0.05	% [4]
Expense waiver/reimbursement [5]	91.19	% [4]	111.80	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$20		$0	[6]
Portfolio turnover	78%		41%

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2009		Period Ended 7/31/2008	[1]
Net Asset Value, Beginning of Period	$9.47		$10.00
Income From Investment Operations:
Net investment income	0.05	[2]	0.03	[2]
Net realized and unrealized loss on investments	(3.49)		(0.56)
TOTAL FROM INVESTMENT OPERATIONS	(3.44)		(0.53)
Less Distributions:
Distributions from net investment income	(0.06)		--
Net Asset Value, End of Period	$5.97		$9.47
Total Return [3]	(36.42)%		(5.30)%

Ratios to Average Net Assets:
Net expenses	1.72	% [4]	1.74	% [4]
Net investment income	0.96	% [4]	0.30	% [4]
Expense waiver/reimbursement [5]	91.16	% [4]	111.71	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$0	[6]	$0	[6]
Portfolio turnover	78%		41%

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 634.90	$ 5.03
Class C Shares	$1,000	$ 634.20	$ 8.07
Class K Shares	$1,000	$ 635.80	$ 7.09
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.06	$ 6.21
Class C Shares	$1,000	$1,015.32	$ 9.96
Class K Shares	$1,000	$1,016.53	$ 8.74

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.22%
Class C Shares	1.96%
Class K Shares	1.72%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	6.9%
Ethical Drugs	5.9%
Integrated International Oil	5.7%
Property Liability Insurance	5.7%
Oil Refiner	4.8%
Railroad	4.8%
Diversified Oil	4.7%
Securities Brokerage	4.5%
Integrated Domestic Oil	4.4%
Home Products	4.3%
Restaurant	4.1%
Multi-Line Insurance	3.7%
Services to Medical Professionals	3.0%
Commodity Chemicals	2.4%
Crude Oil & Gas Production	2.2%
Department Stores	2.1%
Major Steel Producer	2.1%
Defense Aerospace	1.9%
Life Insurance	1.9%
Personal Loans	1.8%
Multi-Industry Capital Goods	1.6%
AT&T Divestiture	1.4%
Financial Services	1.4%
Aluminum	1.0%
Other [2]	14.5%
Cash Equivalents [3]	11.5%
Other Assets and Liabilities--Net [4]	(8.3)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--96.8%
		Agricultural Machinery--0.5%
117		Deere & Co.	$4,065
		Aluminum--1.0%
955		Alcoa, Inc.	7,439
		Apparel--0.2%
36		Columbia Sportswear Co.	1,034
107		Liz Claiborne, Inc.	235
		TOTAL	1,269
		AT&T Divestiture--1.4%
422		AT&T, Inc.	10,390
		Auto Part Replacement--0.2%
38		Genuine Parts Co.	1,217
		Biotechnology--0.9%
128	[1]	Amgen, Inc.	7,021
		Building Materials--0.1%
63	[1]	Owens Corning, Inc.	840
		Clothing Stores--0.2%
75		American Eagle Outfitters, Inc.	676
93	[1]	AnnTaylor Stores Corp.	458
		TOTAL	1,134
		Commodity Chemicals--2.4%
1,169		Dow Chemical Co.	13,549
185		Eastman Chemical Co.	4,801
		TOTAL	18,350
		Computer Peripherals--0.4%
136	[1]	Lexmark International Group, Class A	3,220
		Computer Stores--0.3%
118	[1]	Ingram Micro, Inc., Class A	1,448
33	[1]	Tech Data Corp.	598
		TOTAL	2,046
Shares			Value
		COMMON STOCKS--continued
		Construction Machinery--0.2%
107		Trinity Industries, Inc.	$1,232
		Contracting--0.3%
63		Granite Construction, Inc.	2,219
		Crude Oil & Gas Production--2.2%
283		Anadarko Petroleum Corp.	10,397
87	[1]	Encore Aquisition Co.	2,365
173		Pioneer Natural Resources, Inc.	2,533
74		St. Mary Land & Exploration Co.	1,432
		TOTAL	16,727
		Defense Aerospace--1.9%
102		General Dynamics Corp.	5,786
107		Lockheed Martin Corp.	8,778
		TOTAL	14,564
		Defense Electronics--0.8%
30		Grainger (W.W.), Inc.	2,188
38		Northrop Grumman Corp.	1,829
33		Raytheon Co.	1,670
		TOTAL	5,687
		Department Stores--2.1%
54		Dillards, Inc., Class A	235
383	[1]	Sears Holdings Corp.	15,672
		TOTAL	15,907
		Discount Department Stores--0.4%
101	[1]	BJ's Wholesale Club, Inc.	2,897
		Diversified Leisure--0.2%
279		Royal Caribbean Cruises Ltd.	1,811
		Diversified Oil--4.7%
640		Occidental Petroleum Corp.	34,912
		Electric Utility--6.9%
271		Edison International	8,826
148		Entergy Corp.	11,301
727		Sempra Energy	31,872
		TOTAL	51,999
Shares			Value
		COMMON STOCKS--continued
		Ethical Drugs--5.9%
64	[1]	Forest Laboratories, Inc., Class A	$1,603
606		Johnson & Johnson	34,960
267		Merck & Co., Inc.	7,623
		TOTAL	44,186
		Financial Services--1.4%
512		Ameriprise Financial, Inc.	10,317
		Gas Distributor--0.9%
159		Energen Corp.	4,644
58		National Fuel Gas Co.	1,738
		TOTAL	6,382
		Grocery Chain--0.4%
126		Safeway, Inc.	2,700
		Home Building--0.1%
91		KB HOME	971
		Home Products--4.3%
590		Procter & Gamble Co.	32,155
		Industrial Machinery--0.3%
220	[1]	Terex Corp.	2,605
		Insurance Brokerage--0.2%
6	[1]	Markel Corp.	1,620
		Integrated Domestic Oil--4.4%
693		ConocoPhillips	32,938
		Integrated International Oil--5.7%
467		Chevron Corp.	32,933
124		Exxon Mobil Corp.	9,484
		TOTAL	42,417
		Life Insurance--1.9%
100		Principal Financial Group	1,659
400		Prudential Financial, Inc.	10,300
71		Torchmark Corp.	2,130
		TOTAL	14,089
Shares			Value
		COMMON STOCKS--continued
		Machine Tools--0.1%
12	[1]	Mettler-Toledo International, Inc.	$799
		Major Steel Producer--2.1%
531		United States Steel Corp.	15,946
		Maritime--0.6%
47		Alexander and Baldwin, Inc.	1,036
88		Overseas Shipholding Group, Inc.	3,142
		TOTAL	4,178
		Medical Supplies--0.6%
79		AmerisourceBergen Corp.	2,869
30		McKesson HBOC, Inc.	1,326
		TOTAL	4,195
		Medical Technology--0.1%
15	[1]	Zimmer Holdings, Inc.	546
		Metal Fabrication--0.4%
124		Reliance Steel & Aluminum Co.	2,744
		Mini-Mill Producer--0.3%
193		Commercial Metals Corp.	2,219
		Miscellaneous Food Products--0.2%
61		Corn Products International, Inc.	1,412
		Miscellaneous Machinery--0.1%
25		Illinois Tool Works, Inc.	816
		Motion Pictures--0.3%
51	[1]	Dreamworks Animation SKG, Inc.	1,119
59		Walt Disney Co.	1,220
		TOTAL	2,339
		Multi-Industry Capital Goods--1.6%
252		United Technologies Corp.	12,093
		Multi-Line Insurance--3.7%
533		Allstate Corp.	11,550
86		Assurant, Inc.	2,270
432		CIGNA Corp.	7,499
Shares			Value
		COMMON STOCKS--continued
		Multi-Line Insurance--continued
30		Cincinnati Financial Corp.	$658
25		Hanover Insurance Group, Inc.	1,011
188		Hartford Financial Services Group, Inc.	2,474
89		Lincoln National Corp.	1,347
39		UNUMProvident Corp.	552
		TOTAL	27,361
		Oil Refiner--4.8%
137		Frontier Oil Corp.	1,956
1,401		Valero Energy Corp.	33,792
		TOTAL	35,748
		Oil Service, Explore & Drill--0.7%
61	[1]	Exterran Holdings, Inc.	1,352
63	[1]	Seacor Holdings, Inc.	4,098
		TOTAL	5,450
		Packaged Foods--0.8%
24		Campbell Soup Co.	729
41		General Mills, Inc.	2,425
107		Kraft Foods, Inc., Class A	3,001
		TOTAL	6,155
		Paper Products--0.2%
160		MeadWestvaco Corp.	1,862
		Personal Loans--1.8%
837		Capital One Financial Corp.	13,258
		Personal Products--0.1%
50	[1]	NBTY, Inc.	944
		Personnel Agency--0.3%
90		Manpower, Inc.	2,561
		Property Liability Insurance--5.7%
77		Berkley, W. R. Corp.	2,039
408		Chubb Corp.	17,373
609		The Travelers Cos., Inc.	23,532
		TOTAL	42,944
Shares			Value
		COMMON STOCKS--continued
		Railroad--4.8%
942		Norfolk Southern Corp.	$36,135
		Recreational Vehicles--0.4%
267		Harley Davidson, Inc.	3,252
		Regional Bank--0.2%
236		Marshall & Ilsley Corp.	1,348
		Restaurant--4.1%
528		McDonald's Corp.	30,635
		Securities Brokerage--4.5%
1,668		Morgan Stanley	33,744
		Semiconductor Distribution--0.4%
155	[1]	Arrow Electronics, Inc.	2,956
		Semiconductor Manufacturing Equipment--0.2%
94	[1]	Novellus Systems, Inc.	1,296
102	[1]	Teradyne, Inc.	491
		TOTAL	1,787
		Services to Medical Professionals--3.0%
165		Aetna, Inc.	5,115
80	[1]	Health Net, Inc.	1,170
88	[1]	Medco Health Solutions, Inc.	3,954
256		UnitedHealth Group, Inc.	7,252
128	[1]	Wellpoint, Inc.	5,306
		TOTAL	22,797
		Software Packaged/Custom--0.1%
22	[1]	DST Systems, Inc.	699
		Specialty Retailing--0.5%
83		Barnes & Noble, Inc.	1,363
97		CVS Caremark Corp.	2,607
		TOTAL	3,970
Shares			Value
		COMMON STOCKS--continued
		Stainless Steel Producer--0.2%
71		Carpenter Technology Corp.	$1,171
		Telecommunication Equipment & Services--0.3%
84	[1]	Anixter International, Inc.	2,266
		Trucking--0.8%
179		Ryder System, Inc.	6,047
		TOTAL COMMON STOCKS (IDENTIFIED COST $916,044)	725,703
		MUTUAL FUND--11.5%
85,959	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	85,959
		TOTAL INVESTMENTS--108.3% (IDENTIFIED COST $1,002,003) [4]	811,662
		OTHER ASSETS AND LIABILITIES - NET--(8.3)% [5]	(62,189)
		TOTAL NET ASSETS--100%	$749,473

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$811,662
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$811,662

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $85,959 of investments in an affiliated issuer (Note 5) (identified cost $1,002,003)		$811,662
Income receivable		1,073
Receivable for investments sold		1,556
TOTAL ASSETS		814,291
Liabilities:
Payable for investments purchased	$1,528
Payable for custodian fees	688
Payable for auditing fees	13,686
Payable for legal fees	4,607
Payable for portfolio accounting fees	19,278
Payable for distribution services fee (Note 5)	13
Payable for shareholder services fee (Note 5)	53
Payable for share registration costs	21,135
Accrued expenses	3,830
TOTAL LIABILITIES		64,818
Net assets for 125,604 shares outstanding		$749,473
Net Assets Consist of:
Paid-in capital		$1,014,199
Net unrealized depreciation of investments		(190,341)
Accumulated net realized loss on investments		(74,481)
Undistributed net investment income		96
TOTAL NET ASSETS		$749,473
Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($596,052 ÷ 99,870 shares outstanding), no par value, unlimited shares authorized	$5.97
Offering price per share	$5.97
Redemption proceeds per share	$5.97
Class A Shares:
Net asset value per share ($133,626 ÷ 22,414 shares outstanding), no par value, unlimited shares authorized	$5.96
Offering price per share (100/94.50 of $5.96)	$6.31
Redemption proceeds per share	$5.96
Class C Shares:
Net asset value per share ($19,736 ÷ 3,310 shares outstanding), no par value, unlimited shares authorized	$5.96
Offering price per share	$5.96
Redemption proceeds per share (99.00/100 of $5.96)	$5.90
Class K Shares:
Net asset value per share ($59.70 ÷ 10 shares outstanding), no par value, unlimited shares authorized	$5.97
Offering price per share	$5.97
Redemption proceeds per share	$5.97

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $418 received from an affiliated issuer) (Note 5)			$7,486
Expenses:
Investment adviser fee (Note 5)		$2,091
Administrative personnel and services fee (Note 5)		136,109
Custodian fees		3,870
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		21,596
Transfer and dividend disbursing agent fees and expenses--Class A Shares		4,139
Transfer and dividend disbursing agent fees and expenses--Class C Shares		233
Transfer and dividend disbursing agent fees and expenses--Class K Shares		3
Auditing fees		4,486
Legal fees		3,133
Portfolio accounting fees		37,424
Distribution services fee--Class C Shares (Note 5)		25
Shareholder services fee--Class A Shares (Note 5)		113
Shareholder services fee--Class C Shares (Note 5)		8
Share registration costs		22,897
Printing and postage		17,392
Insurance premiums		2,057
Miscellaneous		1,310
TOTAL EXPENSES		256,886
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,091)
Waiver of administrative personnel and services fee	(27,723)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(23)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(18)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(3)
Reimbursement of other operating expenses	(224,166)
TOTAL WAIVERS AND REIMBURSEMENTS		(254,024)
Net expenses			2,862
Net investment income			4,624
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(73,472)
Net change in unrealized depreciation of investments			(154,495)
Net realized and unrealized loss on investments			(227,967)
Change in net assets resulting from operations			$(223,343)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Period Ended 7/31/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,624	$2,255
Net realized loss on investments	(73,472)	(1,009)
Net change in unrealized appreciation/depreciation of investments	(154,495)	(35,846)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(223,343)	(34,600)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,519)	--
Class A Shares	(1,095)	--
Class C Shares	(168)	--
Class K Shares	(1)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,783)	--
Share Transactions:
Proceeds from sale of shares	444,950	574,741
Net asset value of shares issued to shareholders in payment of distributions declared	4,007	--
Cost of shares redeemed	(6,427)	(3,072)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	442,530	571,669
Change in net assets	212,404	537,069
Net Assets:
Beginning of period	537,069	--
End of period (including undistributed net investment income of $96 and $2,255, respectively)	$749,473	$537,069

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

The Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares became effective with the Securities and Exchange Commission (SEC) on March 3, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax year 2008 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	49,450	$315,000	50,010	$500,100
Shares issued to shareholders in payment of distributions declared	420	2,744	--	--
Shares redeemed	--	--	(10)	(100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	49,870	$317,744	50,000	$500,000

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,498	$109,641	7,012	$74,441
Shares issued to shareholders in payment of distributions declared	168	1,095	--	--
Shares redeemed	(966)	(6,077)	(298)	(2,972)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	15,700	$104,659	6,714	$71,469

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,329	$20,309	10	$100
Shares issued to shareholders in payment of distributions declared	26	168	--	--
Shares redeemed	(55)	(350)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,300	$20,127	10	$100

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	10	$100
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	--	$--	10	$100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	68,870	$442,530	56,734	$571,669

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $1,002,003. The net unrealized depreciation of investments for federal tax purposes was $190,341. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $198,303.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $2,078 of its fee and voluntarily reimbursed $224,166 of other operating expenses. In addition, an affiliate of the Adviser reimbursed $44 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 38.879% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $27,723 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $63 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.97%, 1.22%, 1.97% and 1.72%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $13. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	73,796	540,847	528,684	85,959	$85,959	$418

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$859,830
Sales	$442,240

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MDT LARGE CAP VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

In connection with the Board's initial consideration of the contract, Federated had previously furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that the Fund had only recently commenced its first fiscal year, and that the Fund's investment advisory fee has been waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R668
Cusip 31421R650
Cusip 31421R643

40125 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Large Cap Value Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 1/31/2009		Period Ended 7/31/2008	[1]
Net Asset Value, Beginning of Period	$9.47		$10.00
Income From Investment Operations:
Net investment income	0.06	[2]	0.04	[2]
Net realized and unrealized loss on investments	(3.50)		(0.57)
TOTAL FROM INVESTMENT OPERATIONS	(3.44)		(0.53)
Less Distributions:
Distributions from net investment income	(0.06)		--
Net Asset Value, End of Period	$5.97		$9.47
Total Return [3]	(36.42)%		(5.30)%

Ratios to Average Net Assets:
Net expenses	0.97	% [4]	0.99	% [4]
Net investment income	1.71	% [4]	1.05	% [4]
Expense waiver/reimbursement [5]	91.11	% [4]	111.72	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$596		$473
Portfolio turnover	78%		41%

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 635.80	$4.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.32	$4.94

1 Expenses are equal to the Fund's annualized net expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	6.9%
Ethical Drugs	5.9%
Integrated International Oil	5.7%
Property Liability Insurance	5.7%
Oil Refiner	4.8%
Railroad	4.8%
Diversified Oil	4.7%
Securities Brokerage	4.5%
Integrated Domestic Oil	4.4%
Home Products	4.3%
Restaurant	4.1%
Multi-Line Insurance	3.7%
Services to Medical Professionals	3.0%
Commodity Chemicals	2.4%
Crude Oil & Gas Production	2.2%
Department Stores	2.1%
Major Steel Producer	2.1%
Defense Aerospace	1.9%
Life Insurance	1.9%
Personal Loans	1.8%
Multi-Industry Capital Goods	1.6%
AT&T Divestiture	1.4%
Financial Services	1.4%
Aluminum	1.0%
Other [2]	14.5%
Cash Equivalents [3]	11.5%
Other Assets and Liabilities--Net [4]	(8.3)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--96.8%
		Agricultural Machinery--0.5%
117		Deere & Co.	$4,065
		Aluminum--1.0%
955		Alcoa, Inc.	7,439
		Apparel--0.2%
36		Columbia Sportswear Co.	1,034
107		Liz Claiborne, Inc.	235
		TOTAL	1,269
		AT&T Divestiture--1.4%
422		AT&T, Inc.	10,390
		Auto Part Replacement--0.2%
38		Genuine Parts Co.	1,217
		Biotechnology--0.9%
128	[1]	Amgen, Inc.	7,021
		Building Materials--0.1%
63	[1]	Owens Corning, Inc.	840
		Clothing Stores--0.2%
75		American Eagle Outfitters, Inc.	676
93	[1]	AnnTaylor Stores Corp.	458
		TOTAL	1,134
		Commodity Chemicals--2.4%
1,169		Dow Chemical Co.	13,549
185		Eastman Chemical Co.	4,801
		TOTAL	18,350
		Computer Peripherals--0.4%
136	[1]	Lexmark International Group, Class A	3,220
		Computer Stores--0.3%
118	[1]	Ingram Micro, Inc., Class A	1,448
33	[1]	Tech Data Corp.	598
		TOTAL	2,046
Shares			Value
		COMMON STOCKS--continued
		Construction Machinery--0.2%
107		Trinity Industries, Inc.	$1,232
		Contracting--0.3%
63		Granite Construction, Inc.	2,219
		Crude Oil & Gas Production--2.2%
283		Anadarko Petroleum Corp.	10,397
87	[1]	Encore Aquisition Co.	2,365
173		Pioneer Natural Resources, Inc.	2,533
74		St. Mary Land & Exploration Co.	1,432
		TOTAL	16,727
		Defense Aerospace--1.9%
102		General Dynamics Corp.	5,786
107		Lockheed Martin Corp.	8,778
		TOTAL	14,564
		Defense Electronics--0.8%
30		Grainger (W.W.), Inc.	2,188
38		Northrop Grumman Corp.	1,829
33		Raytheon Co.	1,670
		TOTAL	5,687
		Department Stores--2.1%
54		Dillards, Inc., Class A	235
383	[1]	Sears Holdings Corp.	15,672
		TOTAL	15,907
		Discount Department Stores--0.4%
101	[1]	BJ's Wholesale Club, Inc.	2,897
		Diversified Leisure--0.2%
279		Royal Caribbean Cruises Ltd.	1,811
		Diversified Oil--4.7%
640		Occidental Petroleum Corp.	34,912
		Electric Utility--6.9%
271		Edison International	8,826
148		Entergy Corp.	11,301
727		Sempra Energy	31,872
		TOTAL	51,999
Shares			Value
		COMMON STOCKS--continued
		Ethical Drugs--5.9%
64	[1]	Forest Laboratories, Inc., Class A	$1,603
606		Johnson & Johnson	34,960
267		Merck & Co., Inc.	7,623
		TOTAL	44,186
		Financial Services--1.4%
512		Ameriprise Financial, Inc.	10,317
		Gas Distributor--0.9%
159		Energen Corp.	4,644
58		National Fuel Gas Co.	1,738
		TOTAL	6,382
		Grocery Chain--0.4%
126		Safeway, Inc.	2,700
		Home Building--0.1%
91		KB HOME	971
		Home Products--4.3%
590		Procter & Gamble Co.	32,155
		Industrial Machinery--0.3%
220	[1]	Terex Corp.	2,605
		Insurance Brokerage--0.2%
6	[1]	Markel Corp.	1,620
		Integrated Domestic Oil--4.4%
693		ConocoPhillips	32,938
		Integrated International Oil--5.7%
467		Chevron Corp.	32,933
124		Exxon Mobil Corp.	9,484
		TOTAL	42,417
		Life Insurance--1.9%
100		Principal Financial Group	1,659
400		Prudential Financial, Inc.	10,300
71		Torchmark Corp.	2,130
		TOTAL	14,089
Shares			Value
		COMMON STOCKS--continued
		Machine Tools--0.1%
12	[1]	Mettler-Toledo International, Inc.	$799
		Major Steel Producer--2.1%
531		United States Steel Corp.	15,946
		Maritime--0.6%
47		Alexander and Baldwin, Inc.	1,036
88		Overseas Shipholding Group, Inc.	3,142
		TOTAL	4,178
		Medical Supplies--0.6%
79		AmerisourceBergen Corp.	2,869
30		McKesson HBOC, Inc.	1,326
		TOTAL	4,195
		Medical Technology--0.1%
15	[1]	Zimmer Holdings, Inc.	546
		Metal Fabrication--0.4%
124		Reliance Steel & Aluminum Co.	2,744
		Mini-Mill Producer--0.3%
193		Commercial Metals Corp.	2,219
		Miscellaneous Food Products--0.2%
61		Corn Products International, Inc.	1,412
		Miscellaneous Machinery--0.1%
25		Illinois Tool Works, Inc.	816
		Motion Pictures--0.3%
51	[1]	Dreamworks Animation SKG, Inc.	1,119
59		Walt Disney Co.	1,220
		TOTAL	2,339
		Multi-Industry Capital Goods--1.6%
252		United Technologies Corp.	12,093
		Multi-Line Insurance--3.7%
533		Allstate Corp.	11,550
86		Assurant, Inc.	2,270
432		CIGNA Corp.	7,499
Shares			Value
		COMMON STOCKS--continued
		Multi-Line Insurance--continued
30		Cincinnati Financial Corp.	$658
25		Hanover Insurance Group, Inc.	1,011
188		Hartford Financial Services Group, Inc.	2,474
89		Lincoln National Corp.	1,347
39		UNUMProvident Corp.	552
		TOTAL	27,361
		Oil Refiner--4.8%
137		Frontier Oil Corp.	1,956
1,401		Valero Energy Corp.	33,792
		TOTAL	35,748
		Oil Service, Explore & Drill--0.7%
61	[1]	Exterran Holdings, Inc.	1,352
63	[1]	Seacor Holdings, Inc.	4,098
		TOTAL	5,450
		Packaged Foods--0.8%
24		Campbell Soup Co.	729
41		General Mills, Inc.	2,425
107		Kraft Foods, Inc., Class A	3,001
		TOTAL	6,155
		Paper Products--0.2%
160		MeadWestvaco Corp.	1,862
		Personal Loans--1.8%
837		Capital One Financial Corp.	13,258
		Personal Products--0.1%
50	[1]	NBTY, Inc.	944
		Personnel Agency--0.3%
90		Manpower, Inc.	2,561
		Property Liability Insurance--5.7%
77		Berkley, W. R. Corp.	2,039
408		Chubb Corp.	17,373
609		The Travelers Cos., Inc.	23,532
		TOTAL	42,944
Shares			Value
		COMMON STOCKS--continued
		Railroad--4.8%
942		Norfolk Southern Corp.	$36,135
		Recreational Vehicles--0.4%
267		Harley Davidson, Inc.	3,252
		Regional Bank--0.2%
236		Marshall & Ilsley Corp.	1,348
		Restaurant--4.1%
528		McDonald's Corp.	30,635
		Securities Brokerage--4.5%
1,668		Morgan Stanley	33,744
		Semiconductor Distribution--0.4%
155	[1]	Arrow Electronics, Inc.	2,956
		Semiconductor Manufacturing Equipment--0.2%
94	[1]	Novellus Systems, Inc.	1,296
102	[1]	Teradyne, Inc.	491
		TOTAL	1,787
		Services to Medical Professionals--3.0%
165		Aetna, Inc.	5,115
80	[1]	Health Net, Inc.	1,170
88	[1]	Medco Health Solutions, Inc.	3,954
256		UnitedHealth Group, Inc.	7,252
128	[1]	Wellpoint, Inc.	5,306
		TOTAL	22,797
		Software Packaged/Custom--0.1%
22	[1]	DST Systems, Inc.	699
		Specialty Retailing--0.5%
83		Barnes & Noble, Inc.	1,363
97		CVS Caremark Corp.	2,607
		TOTAL	3,970
Shares			Value
		COMMON STOCKS--continued
		Stainless Steel Producer--0.2%
71		Carpenter Technology Corp.	$1,171
		Telecommunication Equipment & Services--0.3%
84	[1]	Anixter International, Inc.	2,266
		Trucking--0.8%
179		Ryder System, Inc.	6,047
		TOTAL COMMON STOCKS (IDENTIFIED COST $916,044)	725,703
		MUTUAL FUND--11.5%
85,959	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	85,959
		TOTAL INVESTMENTS--108.3% (IDENTIFIED COST $1,002,003) [4]	811,662
		OTHER ASSETS AND LIABILITIES - NET--(8.3)% [5]	(62,189)
		TOTAL NET ASSETS--100%	$749,473

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$811,662
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$811,662

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $85,959 of investments in an affiliated issuer (Note 5) (identified cost $1,002,003)		$811,662
Income receivable		1,073
Receivable for investments sold		1,556
TOTAL ASSETS		814,291
Liabilities:
Payable for investments purchased	$1,528
Payable for custodian fees	688
Payable for auditing fees	13,686
Payable for legal fees	4,607
Payable for portfolio accounting fees	19,278
Payable for distribution services fee (Note 5)	13
Payable for shareholder services fee (Note 5)	53
Payable for share registration costs	21,135
Accrued expenses	3,830
TOTAL LIABILITIES		64,818
Net assets for 125,604 shares outstanding		$749,473
Net Assets Consist of:
Paid-in capital		$1,014,199
Net unrealized depreciation of investments		(190,341)
Accumulated net realized loss on investments		(74,481)
Undistributed net investment income		96
TOTAL NET ASSETS		$749,473

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($596,052 ÷ 99,870 shares outstanding), no par value, unlimited shares authorized	$5.97
Offering price per share	$5.97
Redemption proceeds per share	$5.97
Class A Shares:
Net asset value per share ($133,626 ÷ 22,414 shares outstanding), no par value, unlimited shares authorized	$5.96
Offering price per share (100/94.50 of $5.96)	$6.31
Redemption proceeds per share	$5.96
Class C Shares:
Net asset value per share ($19,736 ÷ 3,310 shares outstanding), no par value, unlimited shares authorized	$5.96
Offering price per share	$5.96
Redemption proceeds per share (99.00/100 of $5.96)	$5.90
Class K Shares:
Net asset value per share ($59.70 ÷ 10 shares outstanding), no par value, unlimited shares authorized	$5.97
Offering price per share	$5.97
Redemption proceeds per share	$5.97

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $418 received from an affiliated issuer) (Note 5)			$7,486
Expenses:
Investment adviser fee (Note 5)		$2,091
Administrative personnel and services fee (Note 5)		136,109
Custodian fees		3,870
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		21,596
Transfer and dividend disbursing agent fees and expenses--Class A Shares		4,139
Transfer and dividend disbursing agent fees and expenses--Class C Shares		233
Transfer and dividend disbursing agent fees and expenses--Class K Shares		3
Auditing fees		4,486
Legal fees		3,133
Portfolio accounting fees		37,424
Distribution services fee--Class C Shares (Note 5)		25
Shareholder services fee--Class A Shares (Note 5)		113
Shareholder services fee--Class C Shares (Note 5)		8
Share registration costs		22,897
Printing and postage		17,392
Insurance premiums		2,057
Miscellaneous		1,310
TOTAL EXPENSES		256,886
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,091)
Waiver of administrative personnel and services fee	(27,723)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(23)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(18)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class C Shares	(3)
Reimbursement of other operating expenses	(224,166)
TOTAL WAIVERS AND REIMBURSEMENTS		(254,024)
Net expenses			2,862
Net investment income			4,624
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(73,472)
Net change in unrealized depreciation of investments			(154,495)
Net realized and unrealized loss on investments			(227,967)
Change in net assets resulting from operations			$(223,343)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Period Ended 7/31/2008 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,624	$2,255
Net realized loss on investments	(73,472)	(1,009)
Net change in unrealized appreciation/depreciation of investments	(154,495)	(35,846)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(223,343)	(34,600)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,519)	--
Class A Shares	(1,095)	--
Class C Shares	(168)	--
Class K Shares	(1)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,783)	--
Share Transactions:
Proceeds from sale of shares	444,950	574,741
Net asset value of shares issued to shareholders in payment of distributions declared	4,007	--
Cost of shares redeemed	(6,427)	(3,072)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	442,530	571,669
Change in net assets	212,404	537,069
Net Assets:
Beginning of period	537,069	--
End of period (including undistributed net investment income of $96 and $2,255, respectively)	$749,473	$537,069

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated MDT Large Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

The Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares became effective with the Securities and Exchange Commission (SEC) on March 3, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees and certain transfer and dividend disbursing agent fees unique to those classes. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax year 2008 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	49,450	$315,000	50,010	$500,100
Shares issued to shareholders in payment of distributions declared	420	2,744	--	--
Shares redeemed	--	--	(10)	(100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	49,870	$317,744	50,000	$500,000

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	16,498	$109,641	7,012	$74,441
Shares issued to shareholders in payment of distributions declared	168	1,095	--	--
Shares redeemed	(966)	(6,077)	(298)	(2,972)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	15,700	$104,659	6,714	$71,469

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,329	$20,309	10	$100
Shares issued to shareholders in payment of distributions declared	26	168	--	--
Shares redeemed	(55)	(350)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,300	$20,127	10	$100

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	10	$100
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	--	$--	10	$100
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	68,870	$442,530	56,734	$571,669

1 Reflects operations for the period from March 7, 2008 (date of initial investment) to July 31, 2008.

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $1,002,003. The net unrealized depreciation of investments for federal tax purposes was $190,341. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $198,303.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser voluntarily waived $2,078 of its fee and voluntarily reimbursed $224,166 of other operating expenses. In addition, an affiliate of the Adviser reimbursed $44 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 38.879% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $27,723 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $63 in sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.97%, 1.22%, 1.97% and 1.72%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $13. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	73,796	540,847	528,684	85,959	$85,959	$418

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$859,830
Sales	$442,240

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract -- May 2008

FEDERATED MDT LARGE CAP VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

In connection with the Board's initial consideration of the contract, Federated had previously furnished reports, requested by the Senior Officer, that reported projected revenues and made estimates of the allocation of expenses using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that the Fund had only recently commenced its first fiscal year, and that the Fund's investment advisory fee has been waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R635

40126 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Mid Cap Growth Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.10		$13.05		$10.67		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.11	) [3]	(0.11	) [3]	(0.09	) [3]
Net realized and unrealized gain (loss) on investments	(4.60)		(0.72)		2.81		0.76
TOTAL FROM INVESTMENT OPERATIONS	(4.62)		(0.83)		2.70		0.67
Less Distributions:
Distributions from net realized gain on investments	--		(0.12)		(0.32)		--
Redemption fees	--		--		0.00	[4]	--
Net Asset Value, End of Period	$ 7.48		$12.10		$13.05		$10.67
Total Return [5]	(38.18)%		(6.47)%		25.67%		6.70%

Ratios to Average Net Assets:
Net expenses	1.49	% [6]	1.50%		1.50%		2.02	% [6]
Net investment income (loss)	(0.43	)% [6]	(0.82)%		(0.88)%		(0.92	)% [6]
Expense waiver/reimbursement [7]	4.27	% [6]	4.06%		15.03%		27.33	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,059		$10,242		$6,446		$104
Portfolio turnover	148%		216%		141%		201%

1 MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Mid Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.84		$12.86		$10.60		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05)		(0.19	) [3]	(0.19	) [3]	(0.17	) [3]
Net realized and unrealized gain (loss) on investments	(4.50)		(0.71)		2.77		0.77
TOTAL FROM INVESTMENT OPERATIONS	(4.55)		(0.90)		2.58		0.60
Less Distributions:
Distributions from net realized gain on investments	--		(0.12)		(0.32)		--
Redemption fees	--		--		0.00	[4]	--
Net Asset Value, End of Period	$ 7.29		$11.84		$12.86		$10.60
Total Return [5]	(38.43)%		(7.12)%		24.69%		6.00%

Ratios to Average Net Assets:
Net expenses	2.24	% [6]	2.24%		2.25%		2.77	% [6]
Net investment income (loss)	(1.23	)% [6]	(1.51)%		(1.56)%		(1.67	)% [6]
Expense waiver/reimbursement [7]	4.33	% [6]	3.86%		26.77%		27.33	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$648		$909		$123		$6
Portfolio turnover	148%		216%		141%		201%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$618.20	$ 6.08
Class C Shares	$1,000	$615.70	$ 9.12
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.69	$ 7.58
Class C Shares	$1,000	$1,013.91	$11.37

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.49%
Class C Shares	2.24%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Undesignated Consumer Cyclicals	12.2%
Biotechnology	9.2%
Defense Electronics	7.2%
Software Packaged/Custom	7.2%
Personnel Agency	4.4%
Agricultural Chemicals	4.2%
Financial Services	4.1%
Computer Services	3.9%
Generic Drugs	3.8%
Office Equipment	3.7%
Undesignated Health	3.4%
Medical Technology	3.3%
Home Products	3.1%
Defense Aerospace	2.9%
Metal Containers	2.9%
Other Communications Equipment	2.8%
Restaurant	2.3%
Oil Refiner	2.1%
Contracting	2.0%
Medical Supplies	1.9%
Discount Department Stores	1.8%
Cable TV	1.7%
Packaged Foods	1.5%
Securities Brokerage	1.2%
Soft Drinks	1.0%
Telecommunication Equipment & Services	1.0%
Other [2]	4.8%
Cash Equivalents [3]	0.8%
Other Assets and Liabilities--Net [4]	(0.4)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--99.6%
		Agricultural Chemicals--4.2%
12,097		Scotts Co.	$389,765
		Baking--0.5%
2,168		Flowers Foods, Inc.	46,590
		Biotechnology--9.2%
9,839	[1]	Alexion Pharmaceuticals, Inc.	362,764
4,561	[1]	Cephalon, Inc.	352,018
1,919	[1]	Myriad Genetics, Inc.	143,100
		TOTAL	857,882
		Cable TV--1.7%
9,872	[1]	Cablevision Systems Corp., Class A	158,248
		Commodity Chemicals--0.7%
1,158		Compass Minerals International, Inc.	69,677
		Computer Services--3.9%
11,490	[1]	Fiserv, Inc.	364,808
		Contracting--2.0%
7,868		Harsco Corp.	186,629
		Cosmetics & Toiletries--0.4%
2,053		Avon Products, Inc.	41,984
		Defense Aerospace--2.9%
2,323	[1]	Alliant Techsystems, Inc.	187,722
942	[1]	Teledyne Technologies, Inc.	26,254
1,582	[1]	TransDigm Group, Inc.	53,915
		TOTAL	267,891
		Defense Electronics--7.2%
2,855	[1]	FLIR Systems, Inc.	71,289
4,103		L-3 Communications Holdings, Inc.	324,219
7,393		Rockwell Collins	278,568
		TOTAL	674,076
		Discount Department Stores--1.8%
3,867	[1]	Dollar Tree, Inc.	165,160
Shares			Value
		COMMON STOCKS--continued
		Financial Services--4.1%
4,068		Equifax, Inc.	$100,561
1,916		FactSet Research Systems	76,257
5,564	[1]	Metavante Technologies, Inc.	80,734
9,827		Total System Services, Inc.	124,410
		TOTAL	381,962
		Generic Drugs--3.8%
2,388	[1]	Endo Pharmaceuticals Holdings, Inc.	53,658
21,747	[1]	Warner Chilcott Ltd., Class A	299,021
		TOTAL	352,679
		Home Health Care--0.4%
1,429	[1]	Lincare Holdings, Inc.	34,367
		Home Products--3.1%
4,583		Clorox Corp.	229,837
1,348	[1]	Energizer Holdings, Inc.	64,205
		TOTAL	294,042
		Internet Services--0.3%
865	[1]	NetFlix, Inc.	31,261
		Medical Supplies--1.9%
1,173	[1]	Hologic, Inc.	13,830
703	[1]	Immucor, Inc.	19,480
1,040		Owens & Minor, Inc.	41,361
3,676	[1]	Patterson Cos., Inc.	67,602
1,463		Steris Corp.	38,916
		TOTAL	181,189
		Medical Technology--3.3%
674	[1]	Gen-Probe, Inc.	30,343
2,766	[1]	Masimo Corp.	76,812
1,808	[1]	ResMed, Inc.	72,139
3,447	[1]	Varian Medical Systems, Inc.	127,987
		TOTAL	307,281
		Metal Containers--2.9%
7,073		Ball Corp.	271,179
Shares			Value
		COMMON STOCKS--continued
		Motion Pictures--0.4%
1,562	[1]	Dreamworks Animation SKG, Inc.	$34,286
		Multi-Industry Capital Goods--0.5%
1,678		Acuity Brands, Inc.	45,088
		Office Equipment--3.7%
15,674		Pitney Bowes, Inc.	348,903
		Oil Refiner--2.1%
4,351		Sunoco, Inc.	201,538
		Other Communications Equipment--2.8%
6,074		Harris Corp.	262,943
		Packaged Foods--1.5%
3,727		Hershey Foods Corp.	138,943
		Paint & Related Materials--0.6%
1,111		Sherwin-Williams Co.	53,050
		Personnel Agency--4.4%
1,313	[1]	Aecom Technology Corp.	33,232
13,235	[1]	Hewitt Associates, Inc.	375,609
		TOTAL	408,841
		Psychiatric Centers--0.4%
1,298	[1]	Psychiatric Solutions, Inc.	33,748
		Recreational Goods--0.3%
1,496	[1]	WMS Industries, Inc.	33,241
		Restaurant--2.3%
8,226		Darden Restaurants, Inc.	215,686
		Securities Brokerage--1.2%
10,087	[1]	TD Ameritrade Holding Corp.	113,378
		Shoes--0.3%
558	[1]	Deckers Outdoor Corp.	29,150
		Soft Drinks--1.0%
2,953	[1]	Hansen Natural Corp.	98,926
Shares			Value
		COMMON STOCKS--continued
		Software Packaged/Custom--7.2%
188		CA, Inc.	$3,382
5,996	[1]	DST Systems, Inc.	190,493
2,861	[1]	F5 Networks, Inc.	63,428
17,444	[1]	Solera Holdings, Inc.	420,226
		TOTAL	677,529
		Telecommunication Equipment & Services--1.0%
5,280	[1]	Amdocs Ltd.	89,338
		Undesignated Consumer Cyclicals--12.2%
4,448	[1]	Alliance Data Systems Corp.	184,992
4,883	[1]	Apollo Group, Inc., Class A	397,769
408		DeVRY, Inc.	21,861
3,047	[1]	ITT Educational Services, Inc.	373,288
655		Strayer Education, Inc.	141,762
1,180	[1]	Weight Watchers International, Inc.	26,916
		TOTAL	1,146,588
		Undesignated Health--3.4%
12,179		IMS Health, Inc.	176,839
4,213		MEDNAX, Inc.	141,430
		TOTAL	318,269
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,339,422)	9,326,115
		MUTUAL FUND--0.8%
76,111	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	76,111
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $9,415,533) [4]	9,402,226
		OTHER ASSETS AND LIABILITIES - NET--(0.4)% [5]	(36,352)
		TOTAL NET ASSETS--100%	$9,365,874

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$9,402,226
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$9,402,226

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $76,111 of investments in an affiliated issuer (Note 5) (identified cost $9,415,533)		$9,402,226
Cash		119,367
Income receivable		4,000
Receivable for investments sold		374,521
Receivable for shares sold		14,981
TOTAL ASSETS		9,915,095
Liabilities:
Payable for investments purchased	$499,258
Payable for shares redeemed	916
Payable for auditing fees	10,924
Payable for portfolio accounting fees	11,663
Payable for distribution services fee (Note 5)	532
Payable for shareholder services fee (Note 5)	4,317
Accrued expenses	21,611
TOTAL LIABILITIES		549,221
Net assets for 1,252,694 shares outstanding		$9,365,874
Net Assets Consist of:
Paid-in capital		$15,359,285
Net unrealized depreciation of investments		(13,307)
Accumulated net realized loss on investments		(5,956,588)
Accumulated net investment income (loss)		(23,516)
TOTAL NET ASSETS		$9,365,874

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,658,699 ÷ 220,017 shares outstanding), no par value, unlimited shares authorized	$7.54
Offering price per share	$7.54
Redemption proceeds per share	$7.54
Class A Shares:
Net asset value per share ($7,059,389 ÷ 943,826 shares outstanding), no par value, unlimited shares authorized	$7.48
Offering price per share (100/94.50 of $7.48)	$7.92
Redemption proceeds per share	$7.48
Class C Shares:
Net asset value per share ($647,786 ÷ 88,851 shares outstanding), no par value, unlimited shares authorized	$7.29
Offering price per share	$7.29
Redemption proceeds per share (99.00/100 of $7.29)	$7.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $2,377 received from an affiliated issuer) (Note 5)			$56,780
Expenses:
Investment adviser fee (Note 5)		$47,959
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		8,250
Transfer and dividend disbursing agent fees and expenses		31,326
Directors'/Trustees' fees		813
Auditing fees		10,924
Legal fees		3,199
Portfolio accounting fees		35,692
Distribution services fee--Class C Shares (Note 5)		3,165
Shareholder services fee--Class A Shares (Note 5)		9,769
Shareholder services fee--Class C Shares (Note 5)		1,055
Share registration costs		17,048
Printing and postage		18,821
Insurance premiums		2,377
Miscellaneous		1,518
TOTAL EXPENSES		307,862
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(47,959)
Waiver of administrative personnel and services fee	(22,632)
Waiver of distribution services fee--Class C Shares	(15)
Reimbursement of other operating expenses	(156,960)
TOTAL WAIVERS AND REIMBURSEMENTS		(227,566)
Net expenses			80,296
Net investment income (loss)			(23,516)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(5,133,492)
Net change in unrealized appreciation of investments			(123,263)
Net realized and unrealized loss on investments			(5,256,755)
Change in net assets resulting from operations			$(5,280,271)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(23,516)	$(95,701)
Net realized loss on investments	(5,133,492)	(815,534)
Net change in unrealized appreciation/depreciation of investments	(123,263)	(274,204)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,280,271)	(1,185,439)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(10,164)
Class A Shares	--	(99,042)
Class C Shares	--	(4,334)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(113,540)
Share Transactions:
Proceeds from sale of shares	2,616,856	9,679,167
Net asset value of shares issued to shareholders in payment of distributions declared	--	104,453
Cost of shares redeemed	(1,856,777)	(1,875,638)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	760,079	7,907,982
Change in net assets	(4,520,192)	6,609,003
Net Assets:
Beginning of period	13,886,066	7,277,063
End of period (including accumulated net investment income (loss) of $(23,516) and $0, respectively)	$9,365,874	$13,886,066

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,123	$170,750	200,619	$2,563,412
Shares issued to shareholders in payment of distributions declared	--	--	266	3,799
Shares redeemed	(23,721)	(196,311)	(30,323)	(384,900)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,598)	$(25,561)	170,562	$2,182,311

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	230,989	$1,895,751	447,249	$6,047,252
Shares issued to shareholders in payment of distributions declared	--	--	6,900	98,193
Shares redeemed	(133,813)	(1,220,443)	(101,571)	(1,283,471)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	97,176	$675,308	352,578	$4,861,974

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	69,473	$550,355	83,860	$1,068,503
Shares issued to shareholders in payment of distributions declared	--	--	176	2,461
Shares redeemed	(57,442)	(440,023)	(16,800)	(207,267)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	12,031	$110,332	67,236	$863,697
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	104,609	$760,079	590,376	$7,907,982

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $9,415,533. The net unrealized depreciation of investments for federal tax purposes was $13,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $490,162 and net unrealized depreciation from investments for those securities having an excess of cost over value of $503,469.

At July 31, 2008, the Fund had a capital loss carryforward of $80,433 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Shares Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $47,876 of its fee and reimbursed $156,960 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 1.751% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,632 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily waived $15 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $106 in sales charges from the sale of Class A Shares. FSC also retained $109 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $119 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.49% and 2.24%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $83. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	909,461	2,260,298	3,093,648	76,111	$76,111	$2,377

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$16,815,105
Sales	$16,013,744

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT MID CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R874
Cusip 31421R866

36358 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Mid Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)						Period Ended
			Year Ended July 31,
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$12.18		$13.10		$10.69		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.07	) [3]	(0.05	) [3]	(0.07	) [3]
Net realized and unrealized gain (loss) on investments	(4.63)		(0.73)		2.77		0.76
TOTAL FROM INVESTMENT OPERATIONS	(4.64)		(0.80)		2.72		0.69
Less Distributions:
Distributions from net realized gain on investments	--		(0.12)		(0.32)		--
Redemption fees	--		--		0.01		--
Net Asset Value, End of Period	$ 7.54		$12.18		$13.10		$10.69
Total Return [4]	(38.10)%		(6.22)%		25.90%		6.90%

Ratios to Average Net Assets:
Net expenses	1.24	% [5]	1.25%		1.25%		1.77	% [5]
Net investment income (loss)	(0.16	)% [5]	(0.57)%		(0.45)%		(0.67	)% [5]
Expense waiver/reimbursement [6]	4.24	% [5]	3.95%		42.16%		27.33	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,659		$2,735		$708		$225
Portfolio turnover	148%		216%		141%		201%

1 MDT Mid Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Mid Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 619.00	$5.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.95	$6.31

1 Expenses are equal to the Fund's annualized net expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Undesignated Consumer Cyclicals	12.2%
Biotechnology	9.2%
Defense Electronics	7.2%
Software Packaged/Custom	7.2%
Personnel Agency	4.4%
Agricultural Chemicals	4.2%
Financial Services	4.1%
Computer Services	3.9%
Generic Drugs	3.8%
Office Equipment	3.7%
Undesignated Health	3.4%
Medical Technology	3.3%
Home Products	3.1%
Defense Aerospace	2.9%
Metal Containers	2.9%
Other Communications Equipment	2.8%
Restaurant	2.3%
Oil Refiner	2.1%
Contracting	2.0%
Medical Supplies	1.9%
Discount Department Stores	1.8%
Cable TV	1.7%
Packaged Foods	1.5%
Securities Brokerage	1.2%
Soft Drinks	1.0%
Telecommunication Equipment & Services	1.0%
Other [2]	4.8%
Cash Equivalents [3]	0.8%
Other Assets and Liabilities--Net [4]	(0.4)
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--99.6%
		Agricultural Chemicals--4.2%
12,097		Scotts Co.	$389,765
		Baking--0.5%
2,168		Flowers Foods, Inc.	46,590
		Biotechnology--9.2%
9,839	[1]	Alexion Pharmaceuticals, Inc.	362,764
4,561	[1]	Cephalon, Inc.	352,018
1,919	[1]	Myriad Genetics, Inc.	143,100
		TOTAL	857,882
		Cable TV--1.7%
9,872	[1]	Cablevision Systems Corp., Class A	158,248
		Commodity Chemicals--0.7%
1,158		Compass Minerals International, Inc.	69,677
		Computer Services--3.9%
11,490	[1]	Fiserv, Inc.	364,808
		Contracting--2.0%
7,868		Harsco Corp.	186,629
		Cosmetics & Toiletries--0.4%
2,053		Avon Products, Inc.	41,984
		Defense Aerospace--2.9%
2,323	[1]	Alliant Techsystems, Inc.	187,722
942	[1]	Teledyne Technologies, Inc.	26,254
1,582	[1]	TransDigm Group, Inc.	53,915
		TOTAL	267,891
		Defense Electronics--7.2%
2,855	[1]	FLIR Systems, Inc.	71,289
4,103		L-3 Communications Holdings, Inc.	324,219
7,393		Rockwell Collins	278,568
		TOTAL	674,076
		Discount Department Stores--1.8%
3,867	[1]	Dollar Tree, Inc.	165,160
Shares			Value
		COMMON STOCKS--continued
		Financial Services--4.1%
4,068		Equifax, Inc.	$100,561
1,916		FactSet Research Systems	76,257
5,564	[1]	Metavante Technologies, Inc.	80,734
9,827		Total System Services, Inc.	124,410
		TOTAL	381,962
		Generic Drugs--3.8%
2,388	[1]	Endo Pharmaceuticals Holdings, Inc.	53,658
21,747	[1]	Warner Chilcott Ltd., Class A	299,021
		TOTAL	352,679
		Home Health Care--0.4%
1,429	[1]	Lincare Holdings, Inc.	34,367
		Home Products--3.1%
4,583		Clorox Corp.	229,837
1,348	[1]	Energizer Holdings, Inc.	64,205
		TOTAL	294,042
		Internet Services--0.3%
865	[1]	NetFlix, Inc.	31,261
		Medical Supplies--1.9%
1,173	[1]	Hologic, Inc.	13,830
703	[1]	Immucor, Inc.	19,480
1,040		Owens & Minor, Inc.	41,361
3,676	[1]	Patterson Cos., Inc.	67,602
1,463		Steris Corp.	38,916
		TOTAL	181,189
		Medical Technology--3.3%
674	[1]	Gen-Probe, Inc.	30,343
2,766	[1]	Masimo Corp.	76,812
1,808	[1]	ResMed, Inc.	72,139
3,447	[1]	Varian Medical Systems, Inc.	127,987
		TOTAL	307,281
		Metal Containers--2.9%
7,073		Ball Corp.	271,179
Shares			Value
		COMMON STOCKS--continued
		Motion Pictures--0.4%
1,562	[1]	Dreamworks Animation SKG, Inc.	$34,286
		Multi-Industry Capital Goods--0.5%
1,678		Acuity Brands, Inc.	45,088
		Office Equipment--3.7%
15,674		Pitney Bowes, Inc.	348,903
		Oil Refiner--2.1%
4,351		Sunoco, Inc.	201,538
		Other Communications Equipment--2.8%
6,074		Harris Corp.	262,943
		Packaged Foods--1.5%
3,727		Hershey Foods Corp.	138,943
		Paint & Related Materials--0.6%
1,111		Sherwin-Williams Co.	53,050
		Personnel Agency--4.4%
1,313	[1]	Aecom Technology Corp.	33,232
13,235	[1]	Hewitt Associates, Inc.	375,609
		TOTAL	408,841
		Psychiatric Centers--0.4%
1,298	[1]	Psychiatric Solutions, Inc.	33,748
		Recreational Goods--0.3%
1,496	[1]	WMS Industries, Inc.	33,241
		Restaurant--2.3%
8,226		Darden Restaurants, Inc.	215,686
		Securities Brokerage--1.2%
10,087	[1]	TD Ameritrade Holding Corp.	113,378
		Shoes--0.3%
558	[1]	Deckers Outdoor Corp.	29,150
		Soft Drinks--1.0%
2,953	[1]	Hansen Natural Corp.	98,926
Shares			Value
		COMMON STOCKS--continued
		Software Packaged/Custom--7.2%
188		CA, Inc.	$3,382
5,996	[1]	DST Systems, Inc.	190,493
2,861	[1]	F5 Networks, Inc.	63,428
17,444	[1]	Solera Holdings, Inc.	420,226
		TOTAL	677,529
		Telecommunication Equipment & Services--1.0%
5,280	[1]	Amdocs Ltd.	89,338
		Undesignated Consumer Cyclicals--12.2%
4,448	[1]	Alliance Data Systems Corp.	184,992
4,883	[1]	Apollo Group, Inc., Class A	397,769
408		DeVRY, Inc.	21,861
3,047	[1]	ITT Educational Services, Inc.	373,288
655		Strayer Education, Inc.	141,762
1,180	[1]	Weight Watchers International, Inc.	26,916
		TOTAL	1,146,588
		Undesignated Health--3.4%
12,179		IMS Health, Inc.	176,839
4,213		MEDNAX, Inc.	141,430
		TOTAL	318,269
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,339,422)	9,326,115
		MUTUAL FUND--0.8%
76,111	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	76,111
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $9,415,533) [4]	9,402,226
		OTHER ASSETS AND LIABILITIES - NET--(0.4)% [5]	(36,352)
		TOTAL NET ASSETS--100%	$9,365,874

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$9,402,226
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$9,402,226

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $76,111 of investments in an affiliated issuer (Note 5) (identified cost $9,415,533)		$9,402,226
Cash		119,367
Income receivable		4,000
Receivable for investments sold		374,521
Receivable for shares sold		14,981
TOTAL ASSETS		9,915,095
Liabilities:
Payable for investments purchased	$499,258
Payable for shares redeemed	916
Payable for auditing fees	10,924
Payable for portfolio accounting fees	11,663
Payable for distribution services fee (Note 5)	532
Payable for shareholder services fee (Note 5)	4,317
Accrued expenses	21,611
TOTAL LIABILITIES		549,221
Net assets for 1,252,694 shares outstanding		$9,365,874
Net Assets Consist of:
Paid-in capital		$15,359,285
Net unrealized depreciation of investments		(13,307)
Accumulated net realized loss on investments		(5,956,588)
Accumulated net investment income (loss)		(23,516)
TOTAL NET ASSETS		$9,365,874

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($1,658,699 ÷ 220,017 shares outstanding), no par value, unlimited shares authorized	$7.54
Offering price per share	$7.54
Redemption proceeds per share	$7.54
Class A Shares:
Net asset value per share ($7,059,389 ÷ 943,826 shares outstanding), no par value, unlimited shares authorized	$7.48
Offering price per share (100/94.50 of $7.48)	$7.92
Redemption proceeds per share	$7.48
Class C Shares:
Net asset value per share ($647,786 ÷ 88,851 shares outstanding), no par value, unlimited shares authorized	$7.29
Offering price per share	$7.29
Redemption proceeds per share (99.00/100 of $7.29)	$7.22

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $2,377 received from an affiliated issuer) (Note 5)			$56,780
Expenses:
Investment adviser fee (Note 5)		$47,959
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		8,250
Transfer and dividend disbursing agent fees and expenses		31,326
Directors'/Trustees' fees		813
Auditing fees		10,924
Legal fees		3,199
Portfolio accounting fees		35,692
Distribution services fee--Class C Shares (Note 5)		3,165
Shareholder services fee--Class A Shares (Note 5)		9,769
Shareholder services fee--Class C Shares (Note 5)		1,055
Share registration costs		17,048
Printing and postage		18,821
Insurance premiums		2,377
Miscellaneous		1,518
TOTAL EXPENSES		307,862
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(47,959)
Waiver of administrative personnel and services fee	(22,632)
Waiver of distribution services fee--Class C Shares	(15)
Reimbursement of other operating expenses	(156,960)
TOTAL WAIVERS AND REIMBURSEMENTS		(227,566)
Net expenses			80,296
Net investment income (loss)			(23,516)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(5,133,492)
Net change in unrealized appreciation of investments			(123,263)
Net realized and unrealized loss on investments			(5,256,755)
Change in net assets resulting from operations			$(5,280,271)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(23,516)	$(95,701)
Net realized loss on investments	(5,133,492)	(815,534)
Net change in unrealized appreciation/depreciation of investments	(123,263)	(274,204)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(5,280,271)	(1,185,439)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(10,164)
Class A Shares	--	(99,042)
Class C Shares	--	(4,334)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(113,540)
Share Transactions:
Proceeds from sale of shares	2,616,856	9,679,167
Net asset value of shares issued to shareholders in payment of distributions declared	--	104,453
Cost of shares redeemed	(1,856,777)	(1,875,638)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	760,079	7,907,982
Change in net assets	(4,520,192)	6,609,003
Net Assets:
Beginning of period	13,886,066	7,277,063
End of period (including accumulated net investment income (loss) of $(23,516) and $0, respectively)	$9,365,874	$13,886,066

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Mid Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,123	$170,750	200,619	$2,563,412
Shares issued to shareholders in payment of distributions declared	--	--	266	3,799
Shares redeemed	(23,721)	(196,311)	(30,323)	(384,900)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(4,598)	$(25,561)	170,562	$2,182,311

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	230,989	$1,895,751	447,249	$6,047,252
Shares issued to shareholders in payment of distributions declared	--	--	6,900	98,193
Shares redeemed	(133,813)	(1,220,443)	(101,571)	(1,283,471)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	97,176	$675,308	352,578	$4,861,974

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	69,473	$550,355	83,860	$1,068,503
Shares issued to shareholders in payment of distributions declared	--	--	176	2,461
Shares redeemed	(57,442)	(440,023)	(16,800)	(207,267)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	12,031	$110,332	67,236	$863,697
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	104,609	$760,079	590,376	$7,907,982

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $9,415,533. The net unrealized depreciation of investments for federal tax purposes was $13,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $490,162 and net unrealized depreciation from investments for those securities having an excess of cost over value of $503,469.

At July 31, 2008, the Fund had a capital loss carryforward of $80,433 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Shares Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $47,876 of its fee and reimbursed $156,960 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 1.751% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,632 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, FSC voluntarily waived $15 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC did not retain any fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $106 in sales charges from the sale of Class A Shares. FSC also retained $109 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $119 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.24%, 1.49% and 2.24%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $83. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	909,461	2,260,298	3,093,648	76,111	$76,111	$2,377

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$16,815,105
Sales	$16,013,744

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT MID CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R858

36360 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap
Core Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.21		$13.22		$11.11		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03	) [3]	(0.08	) [3]	(0.10	) [3]	(0.13	) 3
Net realized and unrealized gain (loss) on investments	(4.42)		(2.22)		2.21		1.24
TOTAL FROM INVESTMENT OPERATIONS	(4.45)		(2.30)		2.11		1.11
Less Distributions:
Distributions from net realized gain on investments	--		(0.71)		--		--
Net Asset Value, End of Period	$5.76		$10.21		$13.22		$11.11
Total Return [4]	(43.58)%		(18.09)%		18.99%		11.10%

Ratios to Average Net Assets:
Net expenses	1.74	% [5]	1.75%		1.75%		2.01	% [5]
Net investment income (loss)	(0.66	)% [5]	(0.68)%		(0.77)%		(1.16	)% [5]
Expense waiver/reimbursement [6]	4.41	% [5]	3.85%		7.96%		9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,668		$2,623		$2,414		$324
Portfolio turnover	106%		243%		237%		209%
1 The MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$9.99		$13.04		$11.05		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.05	) [3]	(0.16	) [3]	(0.19	) [3]	(0.23	) 3
Net realized and unrealized gain (loss) on investments	(4.32)		(2.18)		2.18		1.28
TOTAL FROM INVESTMENT OPERATIONS	(4.37)		(2.34)		1.99		1.05
Less Distributions:
Distributions from net realized gain on investments	--		(0.71)		--		--
Net Asset Value, End of Period	$5.62		$ 9.99		$13.04		$11.05
Total Return [4]	(43.74)%		(18.66)%		18.01%		10.50%

Ratios to Average Net Assets:
Net expenses	2.49	% [5]	2.46%		2.50%		2.76	% [5]
Net investment income (loss)	(1.40	)% [5]	(1.40)%		(1.52)%		(1.91	)% [5]
Expense waiver/reimbursement [6]	4.37	% [5]	3.90%		8.63%		9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,632		$2,759		$3,299		$1,505
Portfolio turnover	106%		243%		237%		209%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 564.20	$ 6.86
Class C Shares	$1,000	$ 562.60	$ 9.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.43	$ 8.84
Class C Shares	$1,000	$1,012.65	$12.63

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.74%
Class C Shares	2.49%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Undesignated Consumer Cyclicals	8.3%
Home Health Care	4.5%
Electric Utility	3.5%
Defense Aerospace	3.2%
Paper Products	3.1%
Securities Brokerage	3.1%
Restaurant	3.0%
Medical Technology	2.9%
Regional Bank	2.9%
Computer Services	2.6%
Oil Refiner	2.6%
Clothing Stores	2.4%
Computer Peripherals	2.0%
Multi-Industry Basic	1.9%
Airline - Regional	1.8%
Financial Services	1.8%
Insurance Brokerage	1.8%
Office Supplies	1.6%
Specialty Retailing	1.6%
Undesignated Health	1.6%
Apparel	1.5%
Home Products	1.5%
Multi-Industry Capital Goods	1.5%
Defense Electronics	1.4%
Electrical Equipment	1.4%
Metal Fabrication	1.4%
Office Furniture	1.4%
Software Packaged/Custom	1.4%
Telecommunication Equipment & Services	1.4%
Auto Original Equipment Manufacturers	1.3%
Multi-Line Insurance	1.3%
Oil Well Supply	1.3%
Property Liability Insurance	1.3%
Commodity Chemicals	1.2%
Other Communications Equipment	1.2%
Industry	Percentage of Total Net Assets
Shoes	1.2%
Toys & Games	1.2%
Specialty Chemicals	1.1%
Electrical Test/Measuring Equipment	1.0%
Hotels and Motels	1.0%
Personal Loans	1.0%
Other [2]	15.9%
Cash Equivalents [3]	2.2%
Other Assets and Liabilities--Net [4]	(1.3)%
Total	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--99.1%
		Airline - National--0.1%
734	[1]	Continental Airlines, Inc., Class B	$9,887
		Airline - Regional--1.8%
2,473	[1]	Alaska Air Group, Inc.	65,188
1,269	[1]	Allegiant Travel Co.	45,379
1,074	[1]	Republic Airways Holdings, Inc.	8,796
795		SkyWest, Inc.	12,442
		TOTAL	131,805
		Aluminum--0.4%
1,060		Kaiser Aluminum Corp.	26,330
		Apparel--1.5%
8,932	[1]	Collective Brands, Inc.	95,304
1,005	[1]	True Religion Apparel, Inc.	11,467
		TOTAL	106,771
		Auto Original Equipment Manufacturers--1.3%
3,423	[1]	Fuel Systems Solutions, Inc.	89,477
		Biotechnology--0.7%
1,538	[1]	Emergent Biosolutions, Inc.	33,728
1,354	[1]	Maxygen, Inc.	11,590
195	[1]	Sequenom, Inc.	4,321
		TOTAL	49,639
		Clothing Stores--2.4%
4,729	[1]	Children's Place Retail Stores, Inc.	88,952
663	[1]	Gymboree Corp.	16,244
2,422	[1]	Jos A. Bank Clothiers, Inc.	66,508
		TOTAL	171,704
		Commodity Chemicals--1.2%
993		Compass Minerals International, Inc.	59,749
1,940		Innophos Holdings, Inc.	29,352
		TOTAL	89,101
Shares			Value
		COMMON STOCKS--continued
		Computer Networking--0.9%
4,549	[1]	Avocent Corp.	$65,278
		Computer Peripherals--2.0%
6,211	[1]	Synaptics, Inc.	146,393
		Computer Services--2.6%
6,308		Fair Isaac & Co., Inc.	80,112
991	[1]	Stanley, Inc.	29,988
3,732	[1]	Synnex Corp.	57,286
861		Syntel, Inc.	18,555
		TOTAL	185,941
		Computer Stores--0.1%
2,042	[1]	Insight Enterprises, Inc.	10,578
		Construction Machinery--0.1%
638	[1]	NCI Building System, Inc.	7,394
		Contracting--0.8%
2,880	[1]	Insituform Technologies, Inc., Class A	54,029
		Defense Aerospace--3.2%
3,111	[1]	AAR Corp.	56,434
731	[1]	Aerovironment, Inc.	27,091
822	[1]	Hawk Corp.	13,884
580		Kaman Corp., Class A	11,072
2,587		Triumph Group, Inc.	117,139
		TOTAL	225,620
		Defense Electronics--1.4%
4,191	[1]	FLIR Systems, Inc.	104,649
		Discount Department Stores--0.1%
781	[1]	99 Cents Only Stores	6,545
		Diversified Leisure--0.5%
369	[1]	Bally Technologies, Inc.	7,450
2,028	[1]	Life Time Fitness, Inc.	30,035
		TOTAL	37,485
		Electrical Test/Measuring Equipment--1.0%
970		MTS Systems Corp.	25,404
2,531	[1]	Multi-Fineline Electronix, Inc.	46,899
		TOTAL	72,303
Shares			Value
		COMMON STOCKS--continued
		Electric Utility--3.5%
2,471		Northwestern Corp.	$59,823
5,307	[1]	Pike Electric Corp.	59,704
1,018		Portland General Electric Co.	19,800
4,022		UniSource Energy Corp.	113,581
		TOTAL	252,908
		Electrical Equipment--1.4%
6,814		Baldor Electric Co.	95,464
174	[1]	Powell Industries, Inc.	4,155
		TOTAL	99,619
		Electronic Instruments--0.4%
754	[1]	Axsys Technologies, Inc.	32,196
		Financial Services--1.8%
1,402	[1]	America's Car-Mart, Inc.	12,744
1,079	[1]	CBIZ, Inc.	8,772
8,073		Deluxe Corp.	93,082
551		Heartland Payment Systems, Inc.	4,998
841	[1]	Nelnet, Inc., Class A	11,623
		TOTAL	131,219
		Food Wholesaling--0.6%
1,032		Nash Finch Co.	44,407
		Furniture--0.4%
779		Ethan Allen Interiors, Inc.	8,873
2,745		Tempur-Pedic International, Inc.	19,215
		TOTAL	28,088
		Grocery Chain--0.4%
1,506	[1]	The Pantry, Inc.	25,045
		Home Health Care--4.5%
4,083	[1]	Amedisys, Inc.	168,342
1,594	[1]	Amerigroup Corp.	44,584
4,011	[1]	LHC Group, Inc.	106,733
		TOTAL	319,659
		Home Products--1.5%
10,352	[1]	Jarden Corp.	107,971
Shares			Value
		COMMON STOCKS--continued
		Hotels and Motels--1.0%
5,309		Ameristar Casinos, Inc.	$47,622
4,830	[1]	Boyd Gaming Corp.	23,232
		TOTAL	70,854
		Industrial Machinery--0.3%
1,736	[1]	Columbus McKinnon Corp.	22,082
		Insurance Brokerage--1.8%
2,925		AmTrust Financial Services, Inc.	24,014
340		Employers Holdings, Inc.	4,604
2,607		Life Partners Holdings, Inc.	99,066
		TOTAL	127,684
		Life Insurance--0.7%
3,298		Delphi Financial Group, Inc., Class A	50,031
1,337		Phoenix Cos., Inc.	2,340
		TOTAL	52,371
		Long-Term Care Centers--0.1%
685	[1]	Sun Healthcare Group, Inc.	7,761
		Lumber Products--0.2%
2,595		Officemax, Inc.	14,298
		Machine Tools--0.7%
2,251	[1]	AZZ, Inc.	50,422
		Machined Parts Original Equipment Manufacturers--0.1%
540		Titan International, Inc.	4,190
		Magazine Publishing--0.7%
3,246		Meredith Corp.	51,839
		Maritime--0.3%
1,794		TAL International Group, Inc.	18,801
		Medical Supplies--0.7%
517	[1]	MWI Veterinary Supply, Inc.	10,821
884	[1]	Merit Medical Systems, Inc.	13,605
726	[1]	PetMed Express, Inc.	10,483
1,488	[1]	Quidel Corp.	18,302
		TOTAL	53,211
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--2.9%
2,387	[1]	Cantel Medical Corp.	$35,781
2,723	[1]	Cyberonics, Inc.	41,907
1,594	[1]	Greatbatch Technologies, Inc.	37,140
3,299	[1]	Thoratec Laboratories Corp.	95,572
		TOTAL	210,400
		Metal Distribution--0.1%
1,011		Castle (A.M.) & Co.	8,553
		Metal Fabrication--1.4%
1,156	[1]	Haynes International, Inc.	21,120
1,115	[1]	Ladish Co., Inc.	12,678
4,718	[1]	RTI International Metals	62,797
		TOTAL	96,595
		Miscellaneous Communications--0.7%
966	[1]	Bankrate, Inc.	32,226
612		Harte-Hanks	3,856
505		Shenandoah Telecommunications Co.	12,312
		TOTAL	48,394
		Miscellaneous Food Products--0.6%
1,778	[1]	Fresh Del Monte Produce, Inc.	42,850
204		The Anderson's, Inc.	3,344
		TOTAL	46,194
		Miscellaneous Machinery--0.0%
80		Graham Corp.	797
		Multi-Industry Basic--1.9%
9,552		Olin Corp.	134,206
		Multi-Industry Capital Goods--1.5%
3,723	[1]	Ceradyne, Inc.	84,959
1,472	[1]	DXP Enterprises, Inc.	19,990
		TOTAL	104,949
Shares			Value
		COMMON STOCKS--continued
		Multi-Line Insurance--1.3%
467	[1]	Amerisafe, Inc.	$8,747
2,065		FBL Financial Group, Inc., Class A	21,290
1,409		Harleysville Group, Inc.	40,072
689		Safety Insurance Group, Inc.	24,129
		TOTAL	94,238
		Newspaper Publishing--0.1%
5,056		Belo (A.H.) Corp., Series A	7,230
3,150		McClatchy Co., Class A	2,079
		TOTAL	9,309
		Office Furniture--1.4%
2,847		Knoll, Inc.	19,417
7,086		Miller Herman, Inc.	77,875
		TOTAL	97,292
		Office Supplies--1.6%
1,314	[1]	Acco Brands Corp.	2,523
4,001	[1]	United Stationers, Inc.	112,068
		TOTAL	114,591
		Oil Refiner--2.6%
13		Alon USA Energy, Inc.	153
5,512		World Fuel Services Corp.	186,140
		TOTAL	186,293
		Oil Service, Explore & Drill--0.7%
3,386	[1]	Complete Production Services, Inc.	21,704
6,439	[1]	Parker Drilling Co.	13,651
1,227	[1]	Superior Well Services, Inc.	11,276
		TOTAL	46,631
		Oil Well Supply--1.3%
468		Lufkin Industries, Inc.	16,357
4,158	[1]	Oil States International, Inc.	76,133
		TOTAL	92,490
		Other Communications Equipment--1.2%
6,147	[1]	Syniverse Holdings, Inc.	83,353
Shares			Value
		COMMON STOCKS--continued
		Packaged Foods--0.7%
3,771	[1]	Chiquita Brands International	$52,719
		Paint & Related Materials--0.3%
4,851		Ferro Corp.	19,210
		Paper Products--3.1%
3,406	[1]	Buckeye Technologies, Inc.	9,946
2,836		Glatfelter (P.H.) Co.	24,702
459	[1]	Kadant, Inc.	4,608
5,809		Rock-Tenn Co.	181,067
		TOTAL	220,323
		Personal Loans--1.0%
3,705	[1]	Ezcorp, Inc., Class A	50,277
1,017	[1]	World Acceptance Corp.	19,476
		TOTAL	69,753
		Printing--0.1%
3,597	[1]	Valassis Communications, Inc.	4,604
		Property Liability Insurance--1.3%
258		American Physicians Capital, Inc.	10,970
1,311	[1]	CNA Surety Corp.	21,697
4,456		Horace Mann Educators Corp.	41,664
1,627		OneBeacon Insurance Group Ltd.	13,748
281		Selective Insurance Group, Inc.	4,313
		TOTAL	92,392
		Psychiatric Centers--0.4%
1,024	[1]	Psychiatric Solutions, Inc.	26,624
		Regional Bank--2.9%
880		City Holding Co.	22,625
1,712		First BanCorp	12,172
3,791		First Midwest Bancorp, Inc.	37,910
1,918		Oriental Financial Group	9,686
7,730		Pacific Capital Bancorp	82,015
2,407		Republic Bancorp, Inc.	43,326
		TOTAL	207,734
Shares			Value
		COMMON STOCKS--continued
		Restaurant--3.0%
263		Bob Evans Farms, Inc.	$4,618
4,138	[1]	CEC Entertainment, Inc.	96,581
1,500		Cracker Barrel Old Country Store, Inc.	26,355
2,653	[1]	Domino's Pizza, Inc.	17,749
943	[1]	Green Mountain Coffee, Inc.	36,079
2,065	[1]	P. F. Chang's China Bistro, Inc.	36,612
		TOTAL	217,994
		Savings & Loan--0.9%
5,305	[1]	Ocwen Financial Corp.	47,214
323		WSFS Financial Corp.	8,333
1,850		Webster Financial Corp. Waterbury	7,733
		TOTAL	63,280
		Securities Brokerage--3.1%
4,590	[1]	Interactive Brokers Group, Inc., Class A	70,089
6,787	[1]	Knight Capital Group, Inc., Class A	122,370
4,437	[1]	Labranche & Co., Inc.	30,438
		TOTAL	222,897
		Services to Medical Professionals--0.7%
662	[1]	Genoptix, Inc.	22,442
1,017	[1]	PharMerica Corp.	16,719
950	[1]	Res-Care, Inc.	12,872
		TOTAL	52,033
		Shoes--1.2%
1,607	[1]	Deckers Outdoor Corp.	83,950
		Software Packaged/Custom--1.4%
3,302	[1]	ACI Worldwide, Inc.	56,101
946	[1]	CSG Systems International, Inc.	13,717
453	[1]	S1 Corp.	3,022
3,766	[1]	Wind River Systems, Inc.	30,015
		TOTAL	102,855
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--1.1%
598		Chemed Corp.	$23,998
3,562		Koppers Holdings, Inc.	57,704
		TOTAL	81,702
		Specialty Machinery--0.4%
1,368	[1]	Gardner Denver, Inc.	29,781
		Specialty Retailing--1.6%
1,169		Asbury Automotive Group, Inc.	4,185
5,650	[1]	Hot Topic, Inc.	48,251
5,486		Regis Corp. Minnesota	61,717
511		Sonic Automotive, Inc.	1,037
		TOTAL	115,190
		Telecommunication Equipment & Services--1.4%
509	[1]	ADC Telecommunications, Inc.	2,581
1,506	[1]	Comtech Telecommunications Corp.	58,433
1,462	[1]	GeoEye, Inc.	25,219
1,217		Plantronics, Inc.	12,353
		TOTAL	98,586
		Telephone Utility--0.1%
203		Atlantic Telephone Network, Inc.	4,364
		Toys & Games--1.2%
4,129	[1]	JAKKS Pacific, Inc.	75,726
1,183	[1]	RC2 Corp.	6,873
		TOTAL	82,599
		Undesignated Consumer Cyclicals--8.3%
1,812	[1]	American Public Education, Inc.	70,958
8,296	[1]	Corinthian Colleges, Inc.	154,969
9,360	[1]	Geo Group, Inc.	138,528
788	[1]	Kendle International, Inc.	15,051
10,960	[1]	Rent-A-Center, Inc.	162,756
3,371		Speedway Motorsports, Inc.	48,677
		TOTAL	590,939
Shares			Value
		COMMON STOCKS--continued
		Undesignated Consumer Staples--0.8%
1,901		Jackson Hewitt Tax Service, Inc.	$25,169
1,398	[1]	USANA, Inc.	32,448
		TOTAL	57,617
		Undesignated Health--1.6%
6,523	[1]	Healthspring, Inc.	113,631
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,292,861)	7,090,616
		MUTUAL FUND--2.2%
158,417	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	158,417
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $9,451,278) [4]	7,249,033
		OTHER ASSETS AND LIABILITIES - NET--(1.3)% [5]	(94,335)
		TOTAL NET ASSETS--100%	$7,154,698

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$7,249,033
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$7,249,033

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $158,417 of investments in an affiliated issuer (Note 5) (identified cost $9,451,278)		$7,249,033
Income receivable		978
Receivable for investments sold		219,421
Receivable for shares sold		473
TOTAL ASSETS		7,469,905
Liabilities:
Payable for investments purchased	$223,779
Payable for shares redeemed	44,085
Payable for auditing fees	10,924
Payable for portfolio accounting fees	12,070
Payable for share registration costs	11,184
Payable for distribution services fee (Note 5)	1,701
Payable for shareholder services fee (Note 5)	732
Accrued expenses	10,732
TOTAL LIABILITIES		315,207
Net assets for 1,244,104 shares outstanding		$7,154,698
Net Assets Consist of:
Paid-in capital		$15,849,580
Net unrealized depreciation of investments		(2,202,245)
Accumulated net realized loss on investments		(6,457,731)
Accumulated net investment income (loss)		(34,906)
TOTAL NET ASSETS		$7,154,698
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,855,202 ÷ 664,225 shares outstanding), no par value, unlimited shares authorized		$5.80
Offering price per share		$5.80
Redemption proceeds per share		$5.80
Class A Shares:
Net asset value per share ($1,667,528 ÷ 289,491 shares outstanding), no par value, unlimited shares authorized		$5.76
Offering price per share (100/94.50 of $5.76)		$6.10
Redemption proceeds per share		$5.76
Class C Shares:
Net asset value per share ($1,631,968 ÷ 290,388 shares outstanding), no par value, unlimited shares authorized		$5.62
Offering price per share		$5.62
Redemption proceeds per share (99.00/100 of $5.62)		$5.56

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $2,242 received from an affiliated issuer and net of foreign taxes withheld of $43)			$61,750
Expenses:
Investment adviser fee (Note 5)		$64,337
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		12,425
Transfer and dividend disbursing agent fees and expenses		32,433
Directors'/Trustees' fees		811
Auditing fees		10,924
Legal fees		3,230
Portfolio accounting fees		38,211
Distribution services fee--Class C Shares (Note 5)		7,947
Shareholder services fee--Class A Shares (Note 5)		2,571
Shareholder services fee--Class C Shares (Note 5)		2,649
Share registration costs		18,165
Printing and postage		19,799
Insurance premiums		2,381
Miscellaneous		1,531
TOTAL EXPENSES		333,360
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee	$(64,337)
Waiver of administrative personnel and services fee	(22,629)
Reimbursement of other operating expenses	(149,738)
TOTAL WAIVERS AND REIMBURSEMENTS		(236,704)
Net expenses			96,656
Net investment income (loss)			(34,906)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(5,429,730)
Net change in unrealized depreciation of investments			(1,098,873)
Net realized and unrealized loss on investments			(6,528,603)
Change in net assets resulting from operations			$(6,563,509)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(34,906)	$(92,417)
Net realized loss on investments	(5,429,730)	(968,490)
Net change in unrealized appreciation/depreciation of investments	(1,098,873)	(1,160,449)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,563,509)	(2,221,356)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(217,102)
Class A Shares	--	(164,846)
Class C Shares	--	(186,389)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(568,337)
Share Transactions:
Proceeds from sale of shares	2,817,904	11,231,271
Net asset value of shares issued to shareholders in payment of distributions declared	--	289,237
Cost of shares redeemed	(4,545,923)	(2,591,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,728,019)	8,928,530
Change in net assets	(8,291,528)	6,138,837
Net Assets:
Beginning of period	15,446,226	9,307,389
End of period (including accumulated net investment income (loss) of $(34,906) and $0, respectively)	$7,154,698	$15,446,226

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	258,491	$1,684,599	775,627	$8,473,003
Shares issued to shareholders in payment of distributions declared	--	--	5,282	62,326
Shares redeemed	(573,088)	(3,688,228)	(72,893)	(839,798)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(314,597)	$(2,003,629)	708,016	$7,695,531

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	82,410	$547,668	127,938	$1,534,598
Shares issued to shareholders in payment of distributions declared	--	--	12,340	144,868
Shares redeemed	(49,837)	(357,036)	(65,972)	(737,190)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	32,573	$190,632	74,306	$942,276

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	90,597	$585,637	103,368	$1,223,670
Shares issued to shareholders in payment of distributions declared	--	--	7,110	82,043
Shares redeemed	(76,236)	(500,659)	(87,328)	(1,014,990)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,361	$84,978	23,150	$290,723
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(267,663)	$(1,728,019)	805,472	$8,928,530

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $9,451,278. The net unrealized depreciation of investments for federal tax purposes was $2,202,245. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $212,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,414,848.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $64,261 of its fee and reimbursed $149,738 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 1.668% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,629 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,161 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $366 in sales charges from the sale of Class A Shares. FSC also retained $100 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares, to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.49%, 1.74% and 2.49%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $76. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	180,688	2,042,044	2,064,315	158,417	$158,417	$2,242

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$12,137,566
Sales	$13,846,513

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MDT SMALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R817
Cusip 31421R791

36359 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap
Core fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.28		$13.28		$11.14		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02	) [3]	(0.05	) [3]	(0.07	) [3]	(0.10	) 3
Net realized and unrealized gain (loss) on investments	(4.46)		(2.24)		2.21		1.24
TOTAL FROM INVESTMENT OPERATIONS	(4.48)		(2.29)		2.14		1.14
Less Distributions:
Distributions from net realized gain on investments	--		(0.71)		--		--
Net Asset Value, End of Period	$ 5.80		$10.28		$13.28		$11.14
Total Return [4]	(43.58)%		(17.92)%		19.21%		11.40%

Ratios to Average Net Assets:
Net expenses	1.49	% [5]	1.50%		1.50%		1.76	% [5]
Net investment income (loss)	(0.38	)% [5]	(0.43)%		(0.51)%		(0.91	)% [5]
Expense waiver/reimbursement [6]	4.14	% [5]	3.55%		8.14%		9.41	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,855		$10,064		$3,595		$784
Portfolio turnover	106%		243%		237%		209%

1 MDT Small Cap Core Fund (the "Predecessor Fund") was reorganized into the Federated MDT Small Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 564.20	$5.87
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.69	$7.58

1 Expenses are equal to the Fund's annualized net expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Undesignated Consumer Cyclicals	8.3%
Home Health Care	4.5%
Electric Utility	3.5%
Defense Aerospace	3.2%
Paper Products	3.1%
Securities Brokerage	3.1%
Restaurant	3.0%
Medical Technology	2.9%
Regional Bank	2.9%
Computer Services	2.6%
Oil Refiner	2.6%
Clothing Stores	2.4%
Computer Peripherals	2.0%
Multi-Industry Basic	1.9%
Airline - Regional	1.8%
Financial Services	1.8%
Insurance Brokerage	1.8%
Office Supplies	1.6%
Specialty Retailing	1.6%
Undesignated Health	1.6%
Apparel	1.5%
Home Products	1.5%
Multi-Industry Capital Goods	1.5%
Defense Electronics	1.4%
Electrical Equipment	1.4%
Metal Fabrication	1.4%
Office Furniture	1.4%
Software Packaged/Custom	1.4%
Telecommunication Equipment & Services	1.4%
Auto Original Equipment Manufacturers	1.3%
Multi-Line Insurance	1.3%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification
Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Industry	Percentage of Total Net Assets
Oil Well Supply	1.3%
Property Liability Insurance	1.3%
Commodity Chemicals	1.2%
Other Communications Equipment	1.2%
Shoes	1.2%
Toys & Games	1.2%
Specialty Chemicals	1.1%
Electrical Test/Measuring Equipment	1.0%
Hotels and Motels	1.0%
Personal Loans	1.0%
Other [2]	15.9%
Cash Equivalents [3]	2.2%
Other Assets and Liabilities--Net [4]	(1.3)%
TOTAL	100.0%

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--99.1%
		Airline - National--0.1%
734	[1]	Continental Airlines, Inc., Class B	$9,887
		Airline - Regional--1.8%
2,473	[1]	Alaska Air Group, Inc.	65,188
1,269	[1]	Allegiant Travel Co.	45,379
1,074	[1]	Republic Airways Holdings, Inc.	8,796
795		SkyWest, Inc.	12,442
		TOTAL	131,805
		Aluminum--0.4%
1,060		Kaiser Aluminum Corp.	26,330
		Apparel--1.5%
8,932	[1]	Collective Brands, Inc.	95,304
1,005	[1]	True Religion Apparel, Inc.	11,467
		TOTAL	106,771
		Auto Original Equipment Manufacturers--1.3%
3,423	[1]	Fuel Systems Solutions, Inc.	89,477
		Biotechnology--0.7%
1,538	[1]	Emergent Biosolutions, Inc.	33,728
1,354	[1]	Maxygen, Inc.	11,590
195	[1]	Sequenom, Inc.	4,321
		TOTAL	49,639
		Clothing Stores--2.4%
4,729	[1]	Children's Place Retail Stores, Inc.	88,952
663	[1]	Gymboree Corp.	16,244
2,422	[1]	Jos A. Bank Clothiers, Inc.	66,508
		TOTAL	171,704
		Commodity Chemicals--1.2%
993		Compass Minerals International, Inc.	59,749
1,940		Innophos Holdings, Inc.	29,352
		TOTAL	89,101
Shares			Value
		COMMON STOCKS--continued
		Computer Networking--0.9%
4,549	[1]	Avocent Corp.	$65,278
		Computer Peripherals--2.0%
6,211	[1]	Synaptics, Inc.	146,393
		Computer Services--2.6%
6,308		Fair Isaac & Co., Inc.	80,112
991	[1]	Stanley, Inc.	29,988
3,732	[1]	Synnex Corp.	57,286
861		Syntel, Inc.	18,555
		TOTAL	185,941
		Computer Stores--0.1%
2,042	[1]	Insight Enterprises, Inc.	10,578
		Construction Machinery--0.1%
638	[1]	NCI Building System, Inc.	7,394
		Contracting--0.8%
2,880	[1]	Insituform Technologies, Inc., Class A	54,029
		Defense Aerospace--3.2%
3,111	[1]	AAR Corp.	56,434
731	[1]	Aerovironment, Inc.	27,091
822	[1]	Hawk Corp.	13,884
580		Kaman Corp., Class A	11,072
2,587		Triumph Group, Inc.	117,139
		TOTAL	225,620
		Defense Electronics--1.4%
4,191	[1]	FLIR Systems, Inc.	104,649
		Discount Department Stores--0.1%
781	[1]	99 Cents Only Stores	6,545
		Diversified Leisure--0.5%
369	[1]	Bally Technologies, Inc.	7,450
2,028	[1]	Life Time Fitness, Inc.	30,035
		TOTAL	37,485
		Electrical Test/Measuring Equipment--1.0%
970		MTS Systems Corp.	25,404
2,531	[1]	Multi-Fineline Electronix, Inc.	46,899
		TOTAL	72,303
Shares			Value
		COMMON STOCKS--continued
		Electric Utility--3.5%
2,471		Northwestern Corp.	$59,823
5,307	[1]	Pike Electric Corp.	59,704
1,018		Portland General Electric Co.	19,800
4,022		UniSource Energy Corp.	113,581
		TOTAL	252,908
		Electrical Equipment--1.4%
6,814		Baldor Electric Co.	95,464
174	[1]	Powell Industries, Inc.	4,155
		TOTAL	99,619
		Electronic Instruments--0.4%
754	[1]	Axsys Technologies, Inc.	32,196
		Financial Services--1.8%
1,402	[1]	America's Car-Mart, Inc.	12,744
1,079	[1]	CBIZ, Inc.	8,772
8,073		Deluxe Corp.	93,082
551		Heartland Payment Systems, Inc.	4,998
841	[1]	Nelnet, Inc., Class A	11,623
		TOTAL	131,219
		Food Wholesaling--0.6%
1,032		Nash Finch Co.	44,407
		Furniture--0.4%
779		Ethan Allen Interiors, Inc.	8,873
2,745		Tempur-Pedic International, Inc.	19,215
		TOTAL	28,088
		Grocery Chain--0.4%
1,506	[1]	The Pantry, Inc.	25,045
		Home Health Care--4.5%
4,083	[1]	Amedisys, Inc.	168,342
1,594	[1]	Amerigroup Corp.	44,584
4,011	[1]	LHC Group, Inc.	106,733
		TOTAL	319,659
		Home Products--1.5%
10,352	[1]	Jarden Corp.	107,971
Shares			Value
		COMMON STOCKS--continued
		Hotels and Motels--1.0%
5,309		Ameristar Casinos, Inc.	$47,622
4,830	[1]	Boyd Gaming Corp.	23,232
		TOTAL	70,854
		Industrial Machinery--0.3%
1,736	[1]	Columbus McKinnon Corp.	22,082
		Insurance Brokerage--1.8%
2,925		AmTrust Financial Services, Inc.	24,014
340		Employers Holdings, Inc.	4,604
2,607		Life Partners Holdings, Inc.	99,066
		TOTAL	127,684
		Life Insurance--0.7%
3,298		Delphi Financial Group, Inc., Class A	50,031
1,337		Phoenix Cos., Inc.	2,340
		TOTAL	52,371
		Long-Term Care Centers--0.1%
685	[1]	Sun Healthcare Group, Inc.	7,761
		Lumber Products--0.2%
2,595		Officemax, Inc.	14,298
		Machine Tools--0.7%
2,251	[1]	AZZ, Inc.	50,422
		Machined Parts Original Equipment Manufacturers--0.1%
540		Titan International, Inc.	4,190
		Magazine Publishing--0.7%
3,246		Meredith Corp.	51,839
		Maritime--0.3%
1,794		TAL International Group, Inc.	18,801
		Medical Supplies--0.7%
517	[1]	MWI Veterinary Supply, Inc.	10,821
884	[1]	Merit Medical Systems, Inc.	13,605
726	[1]	PetMed Express, Inc.	10,483
1,488	[1]	Quidel Corp.	18,302
		TOTAL	53,211
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--2.9%
2,387	[1]	Cantel Medical Corp.	$35,781
2,723	[1]	Cyberonics, Inc.	41,907
1,594	[1]	Greatbatch Technologies, Inc.	37,140
3,299	[1]	Thoratec Laboratories Corp.	95,572
		TOTAL	210,400
		Metal Distribution--0.1%
1,011		Castle (A.M.) & Co.	8,553
		Metal Fabrication--1.4%
1,156	[1]	Haynes International, Inc.	21,120
1,115	[1]	Ladish Co., Inc.	12,678
4,718	[1]	RTI International Metals	62,797
		TOTAL	96,595
		Miscellaneous Communications--0.7%
966	[1]	Bankrate, Inc.	32,226
612		Harte-Hanks	3,856
505		Shenandoah Telecommunications Co.	12,312
		TOTAL	48,394
		Miscellaneous Food Products--0.6%
1,778	[1]	Fresh Del Monte Produce, Inc.	42,850
204		The Anderson's, Inc.	3,344
		TOTAL	46,194
		Miscellaneous Machinery--0.0%
80		Graham Corp.	797
		Multi-Industry Basic--1.9%
9,552		Olin Corp.	134,206
		Multi-Industry Capital Goods--1.5%
3,723	[1]	Ceradyne, Inc.	84,959
1,472	[1]	DXP Enterprises, Inc.	19,990
		TOTAL	104,949
Shares			Value
		COMMON STOCKS--continued
		Multi-Line Insurance--1.3%
467	[1]	Amerisafe, Inc.	$8,747
2,065		FBL Financial Group, Inc., Class A	21,290
1,409		Harleysville Group, Inc.	40,072
689		Safety Insurance Group, Inc.	24,129
		TOTAL	94,238
		Newspaper Publishing--0.1%
5,056		Belo (A.H.) Corp., Series A	7,230
3,150		McClatchy Co., Class A	2,079
		TOTAL	9,309
		Office Furniture--1.4%
2,847		Knoll, Inc.	19,417
7,086		Miller Herman, Inc.	77,875
		TOTAL	97,292
		Office Supplies--1.6%
1,314	[1]	Acco Brands Corp.	2,523
4,001	[1]	United Stationers, Inc.	112,068
		TOTAL	114,591
		Oil Refiner--2.6%
13		Alon USA Energy, Inc.	153
5,512		World Fuel Services Corp.	186,140
		TOTAL	186,293
		Oil Service, Explore & Drill--0.7%
3,386	[1]	Complete Production Services, Inc.	21,704
6,439	[1]	Parker Drilling Co.	13,651
1,227	[1]	Superior Well Services, Inc.	11,276
		TOTAL	46,631
		Oil Well Supply--1.3%
468		Lufkin Industries, Inc.	16,357
4,158	[1]	Oil States International, Inc.	76,133
		TOTAL	92,490
		Other Communications Equipment--1.2%
6,147	[1]	Syniverse Holdings, Inc.	83,353
Shares			Value
		COMMON STOCKS--continued
		Packaged Foods--0.7%
3,771	[1]	Chiquita Brands International	$52,719
		Paint & Related Materials--0.3%
4,851		Ferro Corp.	19,210
		Paper Products--3.1%
3,406	[1]	Buckeye Technologies, Inc.	9,946
2,836		Glatfelter (P.H.) Co.	24,702
459	[1]	Kadant, Inc.	4,608
5,809		Rock-Tenn Co.	181,067
		TOTAL	220,323
		Personal Loans--1.0%
3,705	[1]	Ezcorp, Inc., Class A	50,277
1,017	[1]	World Acceptance Corp.	19,476
		TOTAL	69,753
		Printing--0.1%
3,597	[1]	Valassis Communications, Inc.	4,604
		Property Liability Insurance--1.3%
258		American Physicians Capital, Inc.	10,970
1,311	[1]	CNA Surety Corp.	21,697
4,456		Horace Mann Educators Corp.	41,664
1,627		OneBeacon Insurance Group Ltd.	13,748
281		Selective Insurance Group, Inc.	4,313
		TOTAL	92,392
		Psychiatric Centers--0.4%
1,024	[1]	Psychiatric Solutions, Inc.	26,624
		Regional Bank--2.9%
880		City Holding Co.	22,625
1,712		First BanCorp	12,172
3,791		First Midwest Bancorp, Inc.	37,910
1,918		Oriental Financial Group	9,686
7,730		Pacific Capital Bancorp	82,015
2,407		Republic Bancorp, Inc.	43,326
		TOTAL	207,734
Shares			Value
		COMMON STOCKS--continued
		Restaurant--3.0%
263		Bob Evans Farms, Inc.	$4,618
4,138	[1]	CEC Entertainment, Inc.	96,581
1,500		Cracker Barrel Old Country Store, Inc.	26,355
2,653	[1]	Domino's Pizza, Inc.	17,749
943	[1]	Green Mountain Coffee, Inc.	36,079
2,065	[1]	P. F. Chang's China Bistro, Inc.	36,612
		TOTAL	217,994
		Savings & Loan--0.9%
5,305	[1]	Ocwen Financial Corp.	47,214
323		WSFS Financial Corp.	8,333
1,850		Webster Financial Corp. Waterbury	7,733
		TOTAL	63,280
		Securities Brokerage--3.1%
4,590	[1]	Interactive Brokers Group, Inc., Class A	70,089
6,787	[1]	Knight Capital Group, Inc., Class A	122,370
4,437	[1]	Labranche & Co., Inc.	30,438
		TOTAL	222,897
		Services to Medical Professionals--0.7%
662	[1]	Genoptix, Inc.	22,442
1,017	[1]	PharMerica Corp.	16,719
950	[1]	Res-Care, Inc.	12,872
		TOTAL	52,033
		Shoes--1.2%
1,607	[1]	Deckers Outdoor Corp.	83,950
		Software Packaged/Custom--1.4%
3,302	[1]	ACI Worldwide, Inc.	56,101
946	[1]	CSG Systems International, Inc.	13,717
453	[1]	S1 Corp.	3,022
3,766	[1]	Wind River Systems, Inc.	30,015
		TOTAL	102,855
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--1.1%
598		Chemed Corp.	$23,998
3,562		Koppers Holdings, Inc.	57,704
		TOTAL	81,702
		Specialty Machinery--0.4%
1,368	[1]	Gardner Denver, Inc.	29,781
		Specialty Retailing--1.6%
1,169		Asbury Automotive Group, Inc.	4,185
5,650	[1]	Hot Topic, Inc.	48,251
5,486		Regis Corp. Minnesota	61,717
511		Sonic Automotive, Inc.	1,037
		TOTAL	115,190
		Telecommunication Equipment & Services--1.4%
509	[1]	ADC Telecommunications, Inc.	2,581
1,506	[1]	Comtech Telecommunications Corp.	58,433
1,462	[1]	GeoEye, Inc.	25,219
1,217		Plantronics, Inc.	12,353
		TOTAL	98,586
		Telephone Utility--0.1%
203		Atlantic Telephone Network, Inc.	4,364
		Toys & Games--1.2%
4,129	[1]	JAKKS Pacific, Inc.	75,726
1,183	[1]	RC2 Corp.	6,873
		TOTAL	82,599
		Undesignated Consumer Cyclicals--8.3%
1,812	[1]	American Public Education, Inc.	70,958
8,296	[1]	Corinthian Colleges, Inc.	154,969
9,360	[1]	Geo Group, Inc.	138,528
788	[1]	Kendle International, Inc.	15,051
10,960	[1]	Rent-A-Center, Inc.	162,756
3,371		Speedway Motorsports, Inc.	48,677
		TOTAL	590,939
Shares			Value
		COMMON STOCKS--continued
		Undesignated Consumer Staples--0.8%
1,901		Jackson Hewitt Tax Service, Inc.	$25,169
1,398	[1]	USANA, Inc.	32,448
		TOTAL	57,617
		Undesignated Health--1.6%
6,523	[1]	Healthspring, Inc.	113,631
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,292,861)	7,090,616
		MUTUAL FUND--2.2%
158,417	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	158,417
		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $9,451,278) [4]	7,249,033
		OTHER ASSETS AND LIABILITIES - NET--(1.3)% [5]	(94,335)
		TOTAL NET ASSETS--100%	$7,154,698

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$7,249,033
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$7,249,033

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $158,417 of investments in an affiliated issuer (Note 5) (identified cost $9,451,278)		$7,249,033
Income receivable		978
Receivable for investments sold		219,421
Receivable for shares sold		473
TOTAL ASSETS		7,469,905
Liabilities:
Payable for investments purchased	$223,779
Payable for shares redeemed	44,085
Payable for auditing fees	10,924
Payable for portfolio accounting fees	12,070
Payable for share registration costs	11,184
Payable for distribution services fee (Note 5)	1,701
Payable for shareholder services fee (Note 5)	732
Accrued expenses	10,732
TOTAL LIABILITIES		315,207
Net assets for 1,244,104 shares outstanding		$7,154,698
Net Assets Consist of:
Paid-in capital		$15,849,580
Net unrealized depreciation of investments		(2,202,245)
Accumulated net realized loss on investments		(6,457,731)
Accumulated net investment income (loss)		(34,906)
TOTAL NET ASSETS		$7,154,698
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($3,855,202 ÷ 664,225 shares outstanding), no par value, unlimited shares authorized		$5.80
Offering price per share		$5.80
Redemption proceeds per share		$5.80
Class A Shares:
Net asset value per share ($1,667,528 ÷ 289,491 shares outstanding), no par value, unlimited shares authorized		$5.76
Offering price per share (100/94.50 of $5.76)		$6.10
Redemption proceeds per share		$5.76
Class C Shares:
Net asset value per share ($1,631,968 ÷ 290,388 shares outstanding), no par value, unlimited shares authorized		$5.62
Offering price per share		$5.62
Redemption proceeds per share (99.00/100 of $5.62)		$5.56

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $2,242 received from an affiliated issuer and net of foreign taxes withheld of $43)			$61,750
Expenses:
Investment adviser fee (Note 5)		$64,337
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		12,425
Transfer and dividend disbursing agent fees and expenses		32,433
Directors'/Trustees' fees		811
Auditing fees		10,924
Legal fees		3,230
Portfolio accounting fees		38,211
Distribution services fee--Class C Shares (Note 5)		7,947
Shareholder services fee--Class A Shares (Note 5)		2,571
Shareholder services fee--Class C Shares (Note 5)		2,649
Share registration costs		18,165
Printing and postage		19,799
Insurance premiums		2,381
Miscellaneous		1,531
TOTAL EXPENSES		333,360
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee	$(64,337)
Waiver of administrative personnel and services fee	(22,629)
Reimbursement of other operating expenses	(149,738)
TOTAL WAIVERS AND REIMBURSEMENTS		(236,704)
Net expenses			96,656
Net investment income (loss)			(34,906)
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(5,429,730)
Net change in unrealized depreciation of investments			(1,098,873)
Net realized and unrealized loss on investments			(6,528,603)
Change in net assets resulting from operations			$(6,563,509)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(34,906)	$(92,417)
Net realized loss on investments	(5,429,730)	(968,490)
Net change in unrealized appreciation/depreciation of investments	(1,098,873)	(1,160,449)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,563,509)	(2,221,356)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(217,102)
Class A Shares	--	(164,846)
Class C Shares	--	(186,389)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(568,337)
Share Transactions:
Proceeds from sale of shares	2,817,904	11,231,271
Net asset value of shares issued to shareholders in payment of distributions declared	--	289,237
Cost of shares redeemed	(4,545,923)	(2,591,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,728,019)	8,928,530
Change in net assets	(8,291,528)	6,138,837
Net Assets:
Beginning of period	15,446,226	9,307,389
End of period (including accumulated net investment income (loss) of $(34,906) and $0, respectively)	$7,154,698	$15,446,226

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	258,491	$1,684,599	775,627	$8,473,003
Shares issued to shareholders in payment of distributions declared	--	--	5,282	62,326
Shares redeemed	(573,088)	(3,688,228)	(72,893)	(839,798)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(314,597)	$(2,003,629)	708,016	$7,695,531

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	82,410	$547,668	127,938	$1,534,598
Shares issued to shareholders in payment of distributions declared	--	--	12,340	144,868
Shares redeemed	(49,837)	(357,036)	(65,972)	(737,190)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	32,573	$190,632	74,306	$942,276

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	90,597	$585,637	103,368	$1,223,670
Shares issued to shareholders in payment of distributions declared	--	--	7,110	82,043
Shares redeemed	(76,236)	(500,659)	(87,328)	(1,014,990)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,361	$84,978	23,150	$290,723
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(267,663)	$(1,728,019)	805,472	$8,928,530

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $9,451,278. The net unrealized depreciation of investments for federal tax purposes was $2,202,245. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $212,603 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,414,848.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $64,261 of its fee and reimbursed $149,738 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 1.668% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,629 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,161 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $366 in sales charges from the sale of Class A Shares. FSC also retained $100 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares, to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.49%, 1.74% and 2.49%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $76. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	180,688	2,042,044	2,064,315	158,417	$158,417	$2,242

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$12,137,566
Sales	$13,846,513

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED MDT SMALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R783

36363 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Growth Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.57		$12.95		$10.59		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04)		(0.14	) [3]	(0.14	) [3]	(0.17	) [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.58)		(1.17)		2.50		0.76
TOTAL FROM INVESTMENT OPERATIONS	(4.62)		(1.31)		2.36		0.59
Less Distributions:
Distributions from net realized gain on investments	--		(0.07)		--		--
Net Asset Value, End of Period	$ 6.95		$11.57		$12.95		$10.59
Total Return [4]	(39.93)%		(10.20)%		22.29%		5.90%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.75%		1.75%		2.02	% [5]
Net investment income (loss)	(0.87	)% [5]	(1.20)%		(1.16)%		(1.50	)% [5]
Expense waiver/reimbursement [6]	0.83	% [5]	1.05%		25.97%		22.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,670		$31,874		$532		$157
Portfolio turnover	111%		212%		157%		157%

1 MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	1/31/2009		7/31/2008	[1]
Net Asset Value, Beginning of Period	$11.61		$11.26
Income From Investment Operations:
Net investment income (loss)	(0.12)		(0.09	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.54)		0.44
TOTAL FROM INVESTMENT OPERATIONS	(4.66)		0.35
Net Asset Value, End of Period	$ 6.95		$11.61
Total Return [3]	(40.14)%		3.11%

Ratios to Average Net Assets:
Net expenses	2.50	% [4]	2.50	% [4]
Net investment income (loss)	(1.61	)% [4]	(1.96	)% [4]
Expense waiver/reimbursement [5]	0.83	% [4]	1.05	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,893		$9,811
Portfolio turnover	111%		212	% [6]

1 Reflects operations for the period from March 13, 2008 (date of initial investment) to July 31, 2008.

2 Per share number has been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2008.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.32		$12.77		$10.52		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.08)		(0.22	) [3]	(0.23	) [3]	(0.26	) [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.47)		(1.16)		2.48		0.78
TOTAL FROM INVESTMENT OPERATIONS	(4.55)		(1.38)		2.25		0.52
Less Distributions:
Distributions from net realized gain on investments	--		(0.07)		--		--
Net Asset Value, End of Period	$ 6.77		$11.32		$12.77		$10.52
Total Return [4]	(40.19)%		(10.89)%		21.39%		5.20%

Ratios to Average Net Assets:
Net expenses	2.50	% [5]	2.47%		2.50%		2.77	% [5]
Net investment income (loss)	(1.63	)% [5]	(1.93)%		(1.92)%		(2.25	)% [5]
Expense waiver/reimbursement [6]	0.83	% [5]	1.07%		27.07%		25.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,471		$6,450		$702		$348
Portfolio turnover	111%		212%		157%		157%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 600.70	$ 7.06
Class B Shares	$1,000	$ 598.60	$10.07
Class C Shares	$1,000	$ 598.10	$10.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$ 8.89
Class B Shares	$1,000	$1,012.60	$12.68
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Software Packaged/Custom	9.7%
Biotechnology	6.5%
Undesignated Consumer Cyclicals	6.4%
Medical Supplies	4.9%
Defense Aerospace	4.8%
Miscellaneous Communications	4.2%
Home Health Care	4.1%
Telecommunication Equipment & Services	3.4%
Medical Technology	3.1%
Ethical Drugs	3.0%
Restaurant	2.4%
Specialty Chemicals	2.4%
Securities Brokerage	2.1%
Electrical Equipment	1.8%
Insurance Brokerage	1.7%
Food Wholesaling	1.6%
Grocery Chain	1.6%
Computer Services	1.5%
Cosmetics & Toiletries	1.5%
Clothing Stores	1.4%
Computer Peripherals	1.3%
Regional Bank	1.3%
Auto Original Equipment Manufacturer	1.2%
Discount Department Stores	1.2%
Electric Utility	1.2%
Electronic Instruments	1.2%
Other Communications Equipment	1.2%
Personnel Agency	1.2%
Railroad	1.2%
Semiconductor Distribution	1.2%
Services to Medical Professionals	1.2%
Airline - Regional	1.1%
Apparel	1.1%
Industry	Percentage of Total Net Assets
Electrical Test/Measuring Equipment	1.1%
Personal Loans	1.1%
Defense Electronics	1.0%
Other [2]	10.8%
Cash Equivalents [3]	2.3%
Other Assets and Liabilities--Net [4,5]	0.0%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Represents less than 0.1%.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.7%
		Airline - National--0.4%
30,217	[1]	UAL Corp.	$285,248
		Airline - Regional--1.1%
23,823	[1]	Allegiant Travel Co.	851,910
		Advertising--0.1%
8,849		National CineMedia, Inc.	89,198
		Apparel--1.1%
12,519	[1]	Carter's, Inc.	212,698
11,665	[1]	G-III Apparel Group Ltd.	64,158
48,349	[1]	True Religion Apparel, Inc.	551,662
		TOTAL	828,518
		Auto Original Equipment Manufacturer--1.2%
34,229	[1]	Fuel Systems Solutions, Inc.	894,746
		Biotechnology--6.5%
52,615	[1]	Alkermes, Inc.	603,494
44,774	[1]	Emergent Biosolutions, Inc.	981,894
2,089	[1]	Idenix Pharmaceuticals, Inc.	12,137
9,403	[1]	Idera Pharmaceuticals, Inc.	65,821
20,919	[1]	InterMune, Inc.	239,313
32,084	[1]	Luminex Corp.	653,551
4,371	[1]	Martek Biosciences Corp.	115,613
19,383	[1]	Maxygen, Inc.	165,918
7,085		Medivation, Inc.	132,844
9,638	[1]	Nektar Therapeutics	39,612
4,343	[1]	Osiris Therapeutics, Inc.	87,077
147,025	[1]	Questcor Pharmaceuticals, Inc.	948,311
24,283	[1]	Regeneron Pharmaceuticals, Inc.	424,467
20,973	[1]	Sequenom, Inc.	464,762
		TOTAL	4,934,814
Shares			Value
		COMMON STOCKS--continued
		Building Materials--0.2%
10,788	[1]	Trex Co., Inc.	$159,555
		Clothing Stores--1.4%
48,526		Buckle, Inc.	1,026,325
3,101	[1]	Children's Place Retail Stores, Inc.	58,330
		TOTAL	1,084,655
		Computer Networking--0.4%
21,642	[1]	NetScout Systems, Inc.	307,749
		Computer Peripherals--1.3%
40,633	[1]	Synaptics, Inc.	957,720
		Computer Services--1.5%
30,201	[1]	Stanley, Inc.	913,882
9,962		Syntel, Inc.	214,681
		TOTAL	1,128,563
		Contracting--0.5%
10,873	[1]	Baker Michael Corp.	380,120
		Cosmetics & Toiletries--1.5%
11,064	[1]	Chattem, Inc.	747,926
75,457	[1]	Sally Beauty Holdings, Inc.	356,912
		TOTAL	1,104,838
		Defense Aerospace--4.8%
45,723	[1]	AAR Corp.	829,415
26,899	[1]	Aerovironment, Inc.	996,877
28,466	[1]	Hawk Corp.	480,791
8,541	[1]	Teledyne Technologies, Inc.	238,038
24,236		Triumph Group, Inc.	1,097,406
		TOTAL	3,642,527
		Defense Electronics--1.0%
24,252	[1]	FLIR Systems, Inc.	605,572
11,253	[1]	La Barge, Inc.	124,571
		TOTAL	730,143
Shares			Value
		COMMON STOCKS--continued
		Discount Department Stores--1.2%
111,838	[1]	99 Cents Only Stores	$937,202
		Diversified Leisure--0.1%
5,211	[1]	Bally Technologies, Inc.	105,210
		Electrical Test/Measuring Equipment--1.1%
43,948	[1]	Multi-Fineline Electronix, Inc.	814,356
		Electric Utility--1.2%
80,510	[1]	Pike Electric Corp.	905,738
		Electrical Equipment--1.8%
12,941		American Science & Engineering, Inc.	1,009,398
9,503		Franklin Electronics, Inc.	246,983
3,249	[1]	Powell Industries, Inc.	77,586
		TOTAL	1,333,967
		Electronic Instruments--1.2%
17,637	[1]	Axsys Technologies, Inc.	753,100
6,444		Computer Programs & Systems, Inc.	161,938
		TOTAL	915,038
		Ethical Drugs--3.0%
5,108	[1]	Auxilium Pharmaceutical, Inc.	156,100
28,702	[1]	Cubist Pharmaceuticals, Inc.	614,510
44,522	[1]	Matrixx Initiatives, Inc.	769,785
71,686	[1]	Noven Pharmaceuticals, Inc.	711,842
		TOTAL	2,252,237
		Financial Services--0.7%
33,803	[1]	CBIZ, Inc.	274,818
17,675	[1]	Riskmetrics Group, Inc.	227,301
		TOTAL	502,119
		Food Wholesaling--1.6%
30,103		Calavo Growers, Inc.	367,257
20,310		Nash Finch Co.	873,939
		TOTAL	1,241,196
Shares			Value
		COMMON STOCKS--continued
		Generic Drugs--0.6%
18,606	[1]	Xenoport, Inc.	$485,989
		Grocery Chain--1.6%
46,379		Casey's General Stores, Inc.	985,554
8,823		Ruddick Corp.	212,193
		TOTAL	1,197,747
		Home Health Care--4.1%
13,002	[1]	Almost Family, Inc.	400,982
22,421	[1]	Amedisys, Inc.	924,418
35,909	[1]	Gentiva Health Services, Inc.	907,780
33,341	[1]	LHC Group, Inc.	887,204
		TOTAL	3,120,384
		Industrial Machinery--0.6%
46,234	[1]	Blount International, Inc.	387,441
2,323		Valmont Industries, Inc.	94,267
		TOTAL	481,708
		Insurance Brokerage--1.7%
42,267		AmTrust Financial Services, Inc.	347,012
24,918		Life Partners Holdings, Inc.	946,884
		TOTAL	1,293,896
		Internet Services--0.3%
34,111	[1]	EarthLink Network, Inc.	256,856
		Long-Term Care Centers--0.8%
53,810	[1]	Sun Healthcare Group, Inc.	609,667
		Machine Tools--0.4%
14,939	[1]	AZZ, Inc.	334,634
		Maritime--0.0%
1,525		TAL International Group, Inc.	15,982
Shares			Value
		COMMON STOCKS--continued
		Medical Supplies--4.9%
27,141	[1]	Emergency Medical Services Corp., Class A	$909,766
17,597	[1]	Kensey Nash Corp.	363,730
51,084	[1]	Merit Medical Systems, Inc.	786,183
50,612	[1]	PetMed Express, Inc.	730,837
73,839	[1]	Quidel Corp.	908,220
		TOTAL	3,698,736
		Medical Technology--3.1%
63,022	[1]	Cyberonics, Inc.	969,909
2,666	[1]	Neogen Corp.	69,769
31,547	[1]	Rochester Medical Corp.	364,683
31,962	[1]	Thoratec Laboratories Corp.	925,939
		TOTAL	2,330,300
		Miscellaneous Communications--4.2%
28,233	[1]	Bankrate, Inc.	941,853
43,555		NTELOS Holdings Corp.	942,530
35,942		Shenandoah Telecommunications Co.	876,266
22,129	[1]	j2 Global Communications, Inc.	433,286
		TOTAL	3,193,935
		Multi-Industry Capital Good--0.8%
42,826	[1]	DXP Enterprises, Inc.	581,577
		Oil Service, Explore & Drill--0.0%
5,917	[1]	Matrix Services Co.	31,301
		Other Communications Equipment--1.2%
67,703	[1]	Syniverse Holdings, Inc.	918,053
		Packaged Foods--0.1%
5,583	[1]	United Natural Foods, Inc.	86,760
		Packaging & Containers--0.8%
72,849	[1]	Bway Holding Co.	616,303
Shares			Value
		COMMON STOCKS--continued
		Personal Loans--1.1%
12,889		Cash America International, Inc.	$235,611
29,327	[1]	Ezcorp, Inc., Class A	397,967
14,332	[1]	First Cash Financial Services, Inc.	241,064
		TOTAL	874,642
		Personnel Agency--1.2%
59,615	[1]	Dyncorp International, Inc., Class A	896,610
		Railroad--1.2%
34,395	[1]	Genesee & Wyoming, Inc., Class A	934,512
		Recreational Goods--0.1%
12,204		Sport Supply Group, Inc.	98,364
		Recreational Vehicles--0.0%
145		Polaris Industries, Inc., Class A	3,084
		Regional Bank--1.3%
16,734		Bank of the Ozarks, Inc.	379,694
43,329	[1]	Oritani Financial Corp.	646,035
		TOTAL	1,025,729
		Restaurant--2.4%
27,529	[1]	CEC Entertainment, Inc.	642,527
75,705		CKE Restaurants, Inc.	628,352
15,147	[1]	Green Mountain Coffee, Inc.	579,524
		TOTAL	1,850,403
		Roofing & Wallboard--0.9%
53,737	[1]	Beacon Roofing Supply, Inc.	684,072
		Savings & Loan--0.6%
44,925	[1]	Investors Bancorp, Inc.	479,799
		Securities Brokerage--2.1%
40,261	[1]	Interactive Brokers Group, Inc., Class A	614,785
54,619	[1]	Knight Capital Group, Inc., Class A	984,781
		TOTAL	1,599,566
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Distribution--1.2%
70,437	[1]	Tyler Technologies, Inc.	$886,802
		Semiconductor Manufacturing--0.2%
5,558	[1]	NVE Corp.	180,524
		Services to Medical Professionals--1.2%
24,567	[1]	Genoptix, Inc.	832,821
18,429	[1]	eResearch Technology, Inc.	106,704
		TOTAL	939,525
		Shoes--0.7%
9,579	[1]	Deckers Outdoor Corp.	500,407
		Software Packaged/Custom--9.7%
55,651	[1]	ACI Worldwide, Inc.	945,511
53,526	[1]	CSG Systems International, Inc.	776,127
9,230	[1]	Concur Technologies, Inc.	227,889
14,773	[1]	ManTech International Corp., Class A	792,276
921	[1]	OPNET Technologies, Inc.	7,552
29,922		Pegasystems, Inc.	406,042
143,876	[1]	S1 Corp.	959,653
36,846	[1]	Solera Holdings, Inc.	887,620
126,080	[1]	TeleCommunication Systems, Inc., Class A	902,733
10,376	[1]	VASCO Data Security International, Inc.	70,349
6,479	[1]	Vocus, Inc.	98,870
43,064	[1]	Websense, Inc.	482,317
109,113	[1]	Wind River Systems, Inc.	869,631
		TOTAL	7,426,570
		Specialty Chemicals--2.4%
65,196	[1]	Calgon Carbon Corp.	819,514
24,946		Chemed Corp.	1,001,083
		TOTAL	1,820,597
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--0.3%
5,755	[1]	Titan Machinery, Inc.	$58,413
4,634	[1]	Tractor Supply Co.	156,212
		TOTAL	214,625
		Telecommunication Equipment & Services--3.4%
5,800		Applied Signal Technology, Inc.	101,732
12,298	[1]	Bigband Networks, Inc.	62,105
20,114	[1]	Comtech Telecommunications Corp.	780,423
27,619	[1]	GeoEye, Inc.	476,428
12,343	[1]	NeuStar, Inc., Class A	168,112
56,597	[1]	Neutral Tandem, Inc.	896,496
16,610	[1]	Switch & Data Facilities Co.	114,277
		TOTAL	2,599,573
		Truck Manufacturing--0.3%
43,246	[1]	Force Protection, Inc.	259,908
		Undesignated Consumer Cyclicals--6.4%
21,922	[1]	American Public Education, Inc.	858,466
56,942	[1]	Corinthian Colleges, Inc.	1,063,677
25,247		Corporate Executive Board Co.	509,989
4,918	[1]	Geo Group, Inc.	72,786
55,186	[1]	Hillenbrand, Inc.	1,020,389
37,586	[1]	Kendle International, Inc.	717,893
13,351	[1]	Lincoln Educational Services	195,192
26,541	[1]	Sykes Enterprises, Inc.	443,500
		TOTAL	4,881,892
		Undesignated Consumer Staples--0.7%
21,554	[1]	USANA, Inc.	500,268
		Undesignated Health--0.2%
16,979	[1]	HealthSouth Corp.	168,771
		TOTAL COMMON STOCKS (IDENTIFIED COST $83,158,892)	74,467,438
Shares			Value
		MUTUAL FUND--2.3%
1,709,949	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	$1,709,949
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $84,868,841) [4]	76,177,387
		OTHER ASSETS AND LIABILITIES - NET--0.0% [5]	18,605
		TOTAL NET ASSETS--100%	$76,195,992

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represent cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$76,177,387
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$76,177,387

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,709,949 of investments in an affiliated issuer (Note 5) (identified cost $84,868,841)		$76,177,387
Cash		31,768
Income receivable		18,414
Receivable for investments sold		2,119,812
Receivable for shares sold		422,650
TOTAL ASSETS		78,770,031
Liabilities:
Payable for investments purchased	$2,110,376
Payable for shares redeemed	350,222
Payable for distribution services fee (Note 5)	5,217
Payable for shareholder services fee (Note 5)	14,922
Accrued expenses	93,302
TOTAL LIABILITIES		2,574,039
Net assets for 10,917,583 shares outstanding		$76,195,992
Net Assets Consist of:
Paid-in capital		$191,353,806
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(8,691,336)
Accumulated net realized loss on investments		(106,104,046)
Accumulated net investment income (loss)		(362,432)
TOTAL NET ASSETS		$76,195,992

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($49,161,481 ÷ 7,013,691 shares outstanding), no par value, unlimited shares authorized	$7.01
Offering price per share	$7.01
Redemption proceeds per share	$7.01
Class A Shares:
Net asset value per share ($19,669,994 ÷ 2,830,869 shares outstanding), no par value, unlimited shares authorized	$6.95
Offering price per share (100/94.50 of $6.95)	$7.35
Redemption proceeds per share	$6.95
Class B Shares:
Net asset value per share ($3,893,028 ÷ 560,467 shares outstanding), no par value, unlimited shares authorized	$6.95
Offering price per share	$6.95
Redemption proceeds per share (94.50/100 of $6.95)	$6.57
Class C Shares:
Net asset value per share ($3,471,489 ÷ 512,556 shares outstanding), no par value, unlimited shares authorized	$6.77
Offering price per share	$6.77
Redemption proceeds per share (99.00/100 of $6.77)	$6.70

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $17,738 received from an affiliated issuer) (Note 5)			$378,840
Expenses:
Investment adviser fee (Note 5)		$501,540
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		28,494
Transfer and dividend disbursing agent fees and expenses		241,442
Directors'/Trustees' fees		972
Auditing fees		10,724
Legal fees		3,368
Portfolio accounting fees		39,985
Distribution services fee--Class B Shares (Note 5)		23,588
Distribution services fee--Class C Shares (Note 5)		17,812
Shareholder services fee--Class A Shares (Note 5)		30,714
Shareholder services fee--Class B Shares (Note 5)		7,863
Shareholder services fee--Class C Shares (Note 5)		5,799
Account administration fee--Class A Shares		161
Account administration fee--Class C Shares		138
Share registration costs		27,203
Printing and postage		23,811
Insurance premiums		2,398
Miscellaneous		2,301
TOTAL EXPENSES		1,104,423
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(336,876)
Waiver of administrative personnel and services fee	(27,289)
TOTAL WAIVERS AND REIMBURSEMENT		(364,165)
Net expenses			740,258
Net investment income (loss)			(361,418)
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments			(32,005,906)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(12,580,575)
Net realized and unrealized loss on investments and foreign currency transactions			(44,586,481)
Change in net assets resulting from operations			$(44,947,899)
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(361,418)	$(628,923)
Net realized loss on investments	(32,005,906)	(11,971,658)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(12,580,575)	9,435,934
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(44,947,899)	(3,164,647)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(155,811)
Class A Shares	--	(11,057)
Class C Shares	--	(6,609)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(173,477)
Share Transactions:
Proceeds from sale of shares	31,141,596	73,388,956
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Technology Fund	--	44,263,203
Net asset value of shares issued to shareholders in payment of distributions declared	--	146,644
Cost of shares redeemed	(20,341,396)	(21,595,763)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,800,200	96,203,040
Change in net assets	(34,147,699)	92,864,916
Net Assets:
Beginning of period	110,343,691	17,478,775
End of period (including accumulated net investment income (loss) of $(362,432) and $(1,014), respectively)	$76,195,992	$110,343,691

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

Effective March 13, 2008, the Fund began offering Class B Shares.

On March 14, 2008, the Fund received assets from Federated Technology Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated Technology Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,954,962	$44,263,203	$(6,136,744)	$40,850,828	$85,114,031

1 Unrealized Depreciation is included in the Federated Technology Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,174,513	$25,932,509	4,827,064	$59,077,425
Shares issued to shareholders in payment of distributions declared	--	--	10,017	133,229
Shares redeemed	(1,497,473)	(12,813,723)	(747,875)	(8,924,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,677,040	$13,118,786	4,089,206	$50,285,906

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	467,548	$4,012,434	1,014,861	$12,172,465
Shares issued in connection with tax-free transfer of assets from Federated Technology Fund	--	--	1,965,099	21,986,533
Shares issued to shareholders in payment of distributions declared	--	--	766	10,117
Shares redeemed	(391,711)	(3,363,136)	(266,794)	(3,116,808)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	75,837	$649,298	2,713,932	$31,052,307

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	40,070	$396,115	12,136	$147,178
Shares issued to shareholders in payment of distributions declared	--	--	1,540,719	17,345,297
Shares redeemed	(324,623)	(2,940,937)	(707,835)	(8,399,050)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(284,553)	$(2,544,822)	845,020	$9,093,425

1 Reflects operations for the period from March 13, 2008 (date of initial investment) to July 31, 2008.

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	93,549	$800,538	164,693	$1,991,888
Shares issued in connection with tax-free transfer of assets from Federated Technology Fund	--	--	449,144	4,931,373
Shares issued to shareholders in payment of distributions declared	--	--	254	3,298
Shares redeemed	(150,654)	(1,223,600)	(99,359)	(1,155,157)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(57,105)	$(423,062)	514,732	$5,771,402
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,411,219	$10,800,200	8,162,890	$96,203,040

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $84,868,841. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from foreign currency transactions was $8,691,454. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,138,489 and net unrealized depreciation from investments for those securities having an excess of cost over value of 10,829,943.

At July 31, 2008, the Fund had a capital loss carryforward of $62,019,299 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$59,356,831
2010	$ 2,459,915
2016	$ 202,553

As a result of the tax-free transfer of assets from Federated Technology Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $336,263 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.250% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $27,289 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $4,815 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $965 in sales charges from the sale of Class A Shares. FSC also retained $1,838 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $315 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75%, 2.50% and 2.50%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $613. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,320,459	16,011,023	15,621,533	1,709,949	$1,709,949	$17,738

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$108,208,191
Sales	$97,877,532

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT SMALL CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R775
Cusip 31421R676
Cusip 31421R767

36367 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$11.66		$13.02		$10.61		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.11	) [3]	(0.13	) [3]	(0.13	) [3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.62)		(1.18)		2.54		0.74
TOTAL FROM INVESTMENT OPERATIONS	(4.65)		(1.29)		2.41		0.61
Less Distributions:
Distributions from net realized gain on investments	--		(0.07)		--		--
Net Asset Value, End of Period	$7.01		$11.66		$13.02		$10.61
Total Return [4]	(39.88)%		(9.99)%		22.71%		6.10%

Ratios to Average Net Assets:
Net expenses	1.50	% [5]	1.50%		1.50%		1.77	% [5]
Net investment income (loss)	(0.64	)% [5]	(0.91)%		(1.03)%		(1.25	)% [5]
Expense waiver/reimbursement [6]	0.83	% [5]	1.09%		5.58%		25.65	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,161		$62,209		$16,245		$227
Portfolio turnover	111%		212%		157%		157%

1 MDT Small Cap Growth Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Growth Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 601.20	$6.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.64	$7.63

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Software Packaged/Custom	9.7%
Biotechnology	6.5%
Undesignated Consumer Cyclicals	6.4%
Medical Supplies	4.9%
Defense Aerospace	4.8%
Miscellaneous Communications	4.2%
Home Health Care	4.1%
Telecommunication Equipment & Services	3.4%
Medical Technology	3.1%
Ethical Drugs	3.0%
Restaurant	2.4%
Specialty Chemicals	2.4%
Securities Brokerage	2.1%
Electrical Equipment	1.8%
Insurance Brokerage	1.7%
Food Wholesaling	1.6%
Grocery Chain	1.6%
Computer Services	1.5%
Cosmetics & Toiletries	1.5%
Clothing Stores	1.4%
Computer Peripherals	1.3%
Regional Bank	1.3%
Auto Original Equipment Manufacturer	1.2%
Discount Department Stores	1.2%
Electric Utility	1.2%
Electronic Instruments	1.2%
Other Communications Equipment	1.2%
Personnel Agency	1.2%
Railroad	1.2%
Semiconductor Distribution	1.2%
Services to Medical Professionals	1.2%
Airline - Regional	1.1%
Apparel	1.1%
Industry	Percentage of Total Net Assets
Electrical Test/Measuring Equipment	1.1%
Personal Loans	1.1%
Defense Electronics	1.0%
Other [2]	10.8%
Cash Equivalents [3]	2.3%
Other Assets and Liabilities--Net [4,5]	0.0%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Represents less than 0.1%.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.7%
		Airline - National--0.4%
30,217	[1]	UAL Corp.	$285,248
		Airline - Regional--1.1%
23,823	[1]	Allegiant Travel Co.	851,910
		Advertising--0.1%
8,849		National CineMedia, Inc.	89,198
		Apparel--1.1%
12,519	[1]	Carter's, Inc.	212,698
11,665	[1]	G-III Apparel Group Ltd.	64,158
48,349	[1]	True Religion Apparel, Inc.	551,662
		TOTAL	828,518
		Auto Original Equipment Manufacturer--1.2%
34,229	[1]	Fuel Systems Solutions, Inc.	894,746
		Biotechnology--6.5%
52,615	[1]	Alkermes, Inc.	603,494
44,774	[1]	Emergent Biosolutions, Inc.	981,894
2,089	[1]	Idenix Pharmaceuticals, Inc.	12,137
9,403	[1]	Idera Pharmaceuticals, Inc.	65,821
20,919	[1]	InterMune, Inc.	239,313
32,084	[1]	Luminex Corp.	653,551
4,371	[1]	Martek Biosciences Corp.	115,613
19,383	[1]	Maxygen, Inc.	165,918
7,085		Medivation, Inc.	132,844
9,638	[1]	Nektar Therapeutics	39,612
4,343	[1]	Osiris Therapeutics, Inc.	87,077
147,025	[1]	Questcor Pharmaceuticals, Inc.	948,311
24,283	[1]	Regeneron Pharmaceuticals, Inc.	424,467
20,973	[1]	Sequenom, Inc.	464,762
		TOTAL	4,934,814
Shares			Value
		COMMON STOCKS--continued
		Building Materials--0.2%
10,788	[1]	Trex Co., Inc.	$159,555
		Clothing Stores--1.4%
48,526		Buckle, Inc.	1,026,325
3,101	[1]	Children's Place Retail Stores, Inc.	58,330
		TOTAL	1,084,655
		Computer Networking--0.4%
21,642	[1]	NetScout Systems, Inc.	307,749
		Computer Peripherals--1.3%
40,633	[1]	Synaptics, Inc.	957,720
		Computer Services--1.5%
30,201	[1]	Stanley, Inc.	913,882
9,962		Syntel, Inc.	214,681
		TOTAL	1,128,563
		Contracting--0.5%
10,873	[1]	Baker Michael Corp.	380,120
		Cosmetics & Toiletries--1.5%
11,064	[1]	Chattem, Inc.	747,926
75,457	[1]	Sally Beauty Holdings, Inc.	356,912
		TOTAL	1,104,838
		Defense Aerospace--4.8%
45,723	[1]	AAR Corp.	829,415
26,899	[1]	Aerovironment, Inc.	996,877
28,466	[1]	Hawk Corp.	480,791
8,541	[1]	Teledyne Technologies, Inc.	238,038
24,236		Triumph Group, Inc.	1,097,406
		TOTAL	3,642,527
		Defense Electronics--1.0%
24,252	[1]	FLIR Systems, Inc.	605,572
11,253	[1]	La Barge, Inc.	124,571
		TOTAL	730,143
Shares			Value
		COMMON STOCKS--continued
		Discount Department Stores--1.2%
111,838	[1]	99 Cents Only Stores	$937,202
		Diversified Leisure--0.1%
5,211	[1]	Bally Technologies, Inc.	105,210
		Electrical Test/Measuring Equipment--1.1%
43,948	[1]	Multi-Fineline Electronix, Inc.	814,356
		Electric Utility--1.2%
80,510	[1]	Pike Electric Corp.	905,738
		Electrical Equipment--1.8%
12,941		American Science & Engineering, Inc.	1,009,398
9,503		Franklin Electronics, Inc.	246,983
3,249	[1]	Powell Industries, Inc.	77,586
		TOTAL	1,333,967
		Electronic Instruments--1.2%
17,637	[1]	Axsys Technologies, Inc.	753,100
6,444		Computer Programs & Systems, Inc.	161,938
		TOTAL	915,038
		Ethical Drugs--3.0%
5,108	[1]	Auxilium Pharmaceutical, Inc.	156,100
28,702	[1]	Cubist Pharmaceuticals, Inc.	614,510
44,522	[1]	Matrixx Initiatives, Inc.	769,785
71,686	[1]	Noven Pharmaceuticals, Inc.	711,842
		TOTAL	2,252,237
		Financial Services--0.7%
33,803	[1]	CBIZ, Inc.	274,818
17,675	[1]	Riskmetrics Group, Inc.	227,301
		TOTAL	502,119
		Food Wholesaling--1.6%
30,103		Calavo Growers, Inc.	367,257
20,310		Nash Finch Co.	873,939
		TOTAL	1,241,196
Shares			Value
		COMMON STOCKS--continued
		Generic Drugs--0.6%
18,606	[1]	Xenoport, Inc.	$485,989
		Grocery Chain--1.6%
46,379		Casey's General Stores, Inc.	985,554
8,823		Ruddick Corp.	212,193
		TOTAL	1,197,747
		Home Health Care--4.1%
13,002	[1]	Almost Family, Inc.	400,982
22,421	[1]	Amedisys, Inc.	924,418
35,909	[1]	Gentiva Health Services, Inc.	907,780
33,341	[1]	LHC Group, Inc.	887,204
		TOTAL	3,120,384
		Industrial Machinery--0.6%
46,234	[1]	Blount International, Inc.	387,441
2,323		Valmont Industries, Inc.	94,267
		TOTAL	481,708
		Insurance Brokerage--1.7%
42,267		AmTrust Financial Services, Inc.	347,012
24,918		Life Partners Holdings, Inc.	946,884
		TOTAL	1,293,896
		Internet Services--0.3%
34,111	[1]	EarthLink Network, Inc.	256,856
		Long-Term Care Centers--0.8%
53,810	[1]	Sun Healthcare Group, Inc.	609,667
		Machine Tools--0.4%
14,939	[1]	AZZ, Inc.	334,634
		Maritime--0.0%
1,525		TAL International Group, Inc.	15,982
Shares			Value
		COMMON STOCKS--continued
		Medical Supplies--4.9%
27,141	[1]	Emergency Medical Services Corp., Class A	$909,766
17,597	[1]	Kensey Nash Corp.	363,730
51,084	[1]	Merit Medical Systems, Inc.	786,183
50,612	[1]	PetMed Express, Inc.	730,837
73,839	[1]	Quidel Corp.	908,220
		TOTAL	3,698,736
		Medical Technology--3.1%
63,022	[1]	Cyberonics, Inc.	969,909
2,666	[1]	Neogen Corp.	69,769
31,547	[1]	Rochester Medical Corp.	364,683
31,962	[1]	Thoratec Laboratories Corp.	925,939
		TOTAL	2,330,300
		Miscellaneous Communications--4.2%
28,233	[1]	Bankrate, Inc.	941,853
43,555		NTELOS Holdings Corp.	942,530
35,942		Shenandoah Telecommunications Co.	876,266
22,129	[1]	j2 Global Communications, Inc.	433,286
		TOTAL	3,193,935
		Multi-Industry Capital Good--0.8%
42,826	[1]	DXP Enterprises, Inc.	581,577
		Oil Service, Explore & Drill--0.0%
5,917	[1]	Matrix Services Co.	31,301
		Other Communications Equipment--1.2%
67,703	[1]	Syniverse Holdings, Inc.	918,053
		Packaged Foods--0.1%
5,583	[1]	United Natural Foods, Inc.	86,760
		Packaging & Containers--0.8%
72,849	[1]	Bway Holding Co.	616,303
Shares			Value
		COMMON STOCKS--continued
		Personal Loans--1.1%
12,889		Cash America International, Inc.	$235,611
29,327	[1]	Ezcorp, Inc., Class A	397,967
14,332	[1]	First Cash Financial Services, Inc.	241,064
		TOTAL	874,642
		Personnel Agency--1.2%
59,615	[1]	Dyncorp International, Inc., Class A	896,610
		Railroad--1.2%
34,395	[1]	Genesee & Wyoming, Inc., Class A	934,512
		Recreational Goods--0.1%
12,204		Sport Supply Group, Inc.	98,364
		Recreational Vehicles--0.0%
145		Polaris Industries, Inc., Class A	3,084
		Regional Bank--1.3%
16,734		Bank of the Ozarks, Inc.	379,694
43,329	[1]	Oritani Financial Corp.	646,035
		TOTAL	1,025,729
		Restaurant--2.4%
27,529	[1]	CEC Entertainment, Inc.	642,527
75,705		CKE Restaurants, Inc.	628,352
15,147	[1]	Green Mountain Coffee, Inc.	579,524
		TOTAL	1,850,403
		Roofing & Wallboard--0.9%
53,737	[1]	Beacon Roofing Supply, Inc.	684,072
		Savings & Loan--0.6%
44,925	[1]	Investors Bancorp, Inc.	479,799
		Securities Brokerage--2.1%
40,261	[1]	Interactive Brokers Group, Inc., Class A	614,785
54,619	[1]	Knight Capital Group, Inc., Class A	984,781
		TOTAL	1,599,566
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Distribution--1.2%
70,437	[1]	Tyler Technologies, Inc.	$886,802
		Semiconductor Manufacturing--0.2%
5,558	[1]	NVE Corp.	180,524
		Services to Medical Professionals--1.2%
24,567	[1]	Genoptix, Inc.	832,821
18,429	[1]	eResearch Technology, Inc.	106,704
		TOTAL	939,525
		Shoes--0.7%
9,579	[1]	Deckers Outdoor Corp.	500,407
		Software Packaged/Custom--9.7%
55,651	[1]	ACI Worldwide, Inc.	945,511
53,526	[1]	CSG Systems International, Inc.	776,127
9,230	[1]	Concur Technologies, Inc.	227,889
14,773	[1]	ManTech International Corp., Class A	792,276
921	[1]	OPNET Technologies, Inc.	7,552
29,922		Pegasystems, Inc.	406,042
143,876	[1]	S1 Corp.	959,653
36,846	[1]	Solera Holdings, Inc.	887,620
126,080	[1]	TeleCommunication Systems, Inc., Class A	902,733
10,376	[1]	VASCO Data Security International, Inc.	70,349
6,479	[1]	Vocus, Inc.	98,870
43,064	[1]	Websense, Inc.	482,317
109,113	[1]	Wind River Systems, Inc.	869,631
		TOTAL	7,426,570
		Specialty Chemicals--2.4%
65,196	[1]	Calgon Carbon Corp.	819,514
24,946		Chemed Corp.	1,001,083
		TOTAL	1,820,597
Shares			Value
		COMMON STOCKS--continued
		Specialty Retailing--0.3%
5,755	[1]	Titan Machinery, Inc.	$58,413
4,634	[1]	Tractor Supply Co.	156,212
		TOTAL	214,625
		Telecommunication Equipment & Services--3.4%
5,800		Applied Signal Technology, Inc.	101,732
12,298	[1]	Bigband Networks, Inc.	62,105
20,114	[1]	Comtech Telecommunications Corp.	780,423
27,619	[1]	GeoEye, Inc.	476,428
12,343	[1]	NeuStar, Inc., Class A	168,112
56,597	[1]	Neutral Tandem, Inc.	896,496
16,610	[1]	Switch & Data Facilities Co.	114,277
		TOTAL	2,599,573
		Truck Manufacturing--0.3%
43,246	[1]	Force Protection, Inc.	259,908
		Undesignated Consumer Cyclicals--6.4%
21,922	[1]	American Public Education, Inc.	858,466
56,942	[1]	Corinthian Colleges, Inc.	1,063,677
25,247		Corporate Executive Board Co.	509,989
4,918	[1]	Geo Group, Inc.	72,786
55,186	[1]	Hillenbrand, Inc.	1,020,389
37,586	[1]	Kendle International, Inc.	717,893
13,351	[1]	Lincoln Educational Services	195,192
26,541	[1]	Sykes Enterprises, Inc.	443,500
		TOTAL	4,881,892
		Undesignated Consumer Staples--0.7%
21,554	[1]	USANA, Inc.	500,268
		Undesignated Health--0.2%
16,979	[1]	HealthSouth Corp.	168,771
		TOTAL COMMON STOCKS (IDENTIFIED COST $83,158,892)	74,467,438
Shares			Value
		MUTUAL FUND--2.3%
1,709,949	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	$1,709,949
		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $84,868,841) [4]	76,177,387
		OTHER ASSETS AND LIABILITIES - NET--0.0% [5]	18,605
		TOTAL NET ASSETS--100%	$76,195,992

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represent cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$76,177,387
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$76,177,387

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $1,709,949 of investments in an affiliated issuer (Note 5) (identified cost $84,868,841)		$76,177,387
Cash		31,768
Income receivable		18,414
Receivable for investments sold		2,119,812
Receivable for shares sold		422,650
TOTAL ASSETS		78,770,031
Liabilities:
Payable for investments purchased	$2,110,376
Payable for shares redeemed	350,222
Payable for distribution services fee (Note 5)	5,217
Payable for shareholder services fee (Note 5)	14,922
Accrued expenses	93,302
TOTAL LIABILITIES		2,574,039
Net assets for 10,917,583 shares outstanding		$76,195,992
Net Assets Consist of:
Paid-in capital		$191,353,806
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(8,691,336)
Accumulated net realized loss on investments		(106,104,046)
Accumulated net investment income (loss)		(362,432)
TOTAL NET ASSETS		$76,195,992

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($49,161,481 ÷ 7,013,691 shares outstanding), no par value, unlimited shares authorized	$7.01
Offering price per share	$7.01
Redemption proceeds per share	$7.01
Class A Shares:
Net asset value per share ($19,669,994 ÷ 2,830,869 shares outstanding), no par value, unlimited shares authorized	$6.95
Offering price per share (100/94.50 of $6.95)	$7.35
Redemption proceeds per share	$6.95
Class B Shares:
Net asset value per share ($3,893,028 ÷ 560,467 shares outstanding), no par value, unlimited shares authorized	$6.95
Offering price per share	$6.95
Redemption proceeds per share (94.50/100 of $6.95)	$6.57
Class C Shares:
Net asset value per share ($3,471,489 ÷ 512,556 shares outstanding), no par value, unlimited shares authorized	$6.77
Offering price per share	$6.77
Redemption proceeds per share (99.00/100 of $6.77)	$6.70

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $17,738 received from an affiliated issuer) (Note 5)			$378,840
Expenses:
Investment adviser fee (Note 5)		$501,540
Administrative personnel and services fee (Note 5)		136,110
Custodian fees		28,494
Transfer and dividend disbursing agent fees and expenses		241,442
Directors'/Trustees' fees		972
Auditing fees		10,724
Legal fees		3,368
Portfolio accounting fees		39,985
Distribution services fee--Class B Shares (Note 5)		23,588
Distribution services fee--Class C Shares (Note 5)		17,812
Shareholder services fee--Class A Shares (Note 5)		30,714
Shareholder services fee--Class B Shares (Note 5)		7,863
Shareholder services fee--Class C Shares (Note 5)		5,799
Account administration fee--Class A Shares		161
Account administration fee--Class C Shares		138
Share registration costs		27,203
Printing and postage		23,811
Insurance premiums		2,398
Miscellaneous		2,301
TOTAL EXPENSES		1,104,423
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(336,876)
Waiver of administrative personnel and services fee	(27,289)
TOTAL WAIVERS AND REIMBURSEMENT		(364,165)
Net expenses			740,258
Net investment income (loss)			(361,418)
Realized and Unrealized Loss on Investments and Foreign Currency Transactions:
Net realized loss on investments			(32,005,906)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(12,580,575)
Net realized and unrealized loss on investments and foreign currency transactions			(44,586,481)
Change in net assets resulting from operations			$(44,947,899)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(361,418)	$(628,923)
Net realized loss on investments	(32,005,906)	(11,971,658)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(12,580,575)	9,435,934
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(44,947,899)	(3,164,647)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(155,811)
Class A Shares	--	(11,057)
Class C Shares	--	(6,609)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(173,477)
Share Transactions:
Proceeds from sale of shares	31,141,596	73,388,956
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Technology Fund	--	44,263,203
Net asset value of shares issued to shareholders in payment of distributions declared	--	146,644
Cost of shares redeemed	(20,341,396)	(21,595,763)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,800,200	96,203,040
Change in net assets	(34,147,699)	92,864,916
Net Assets:
Beginning of period	110,343,691	17,478,775
End of period (including accumulated net investment income (loss) of $(362,432) and $(1,014), respectively)	$76,195,992	$110,343,691

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

Effective March 13, 2008, the Fund began offering Class B Shares.

On March 14, 2008, the Fund received assets from Federated Technology Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated Technology Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,954,962	$44,263,203	$(6,136,744)	$40,850,828	$85,114,031

1 Unrealized Depreciation is included in the Federated Technology Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,174,513	$25,932,509	4,827,064	$59,077,425
Shares issued to shareholders in payment of distributions declared	--	--	10,017	133,229
Shares redeemed	(1,497,473)	(12,813,723)	(747,875)	(8,924,748)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,677,040	$13,118,786	4,089,206	$50,285,906

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	467,548	$4,012,434	1,014,861	$12,172,465
Shares issued in connection with tax-free transfer of assets from Federated Technology Fund	--	--	1,965,099	21,986,533
Shares issued to shareholders in payment of distributions declared	--	--	766	10,117
Shares redeemed	(391,711)	(3,363,136)	(266,794)	(3,116,808)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	75,837	$649,298	2,713,932	$31,052,307

	Six Months Ended 1/31/2009		Period Ended 7/31/2008 [1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	40,070	$396,115	12,136	$147,178
Shares issued to shareholders in payment of distributions declared	--	--	1,540,719	17,345,297
Shares redeemed	(324,623)	(2,940,937)	(707,835)	(8,399,050)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(284,553)	$(2,544,822)	845,020	$9,093,425

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	93,549	$800,538	164,693	$1,991,888
Shares issued in connection with tax-free transfer of assets from Federated Technology Fund	--	--	449,144	4,931,373
Shares issued to shareholders in payment of distributions declared	--	--	254	3,298
Shares redeemed	(150,654)	(1,223,600)	(99,359)	(1,155,157)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(57,105)	$(423,062)	514,732	$5,771,402
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,411,219	$10,800,200	8,162,890	$96,203,040

1 Reflects operations for the period from March 13, 2008 (date of initial investment) to July 31, 2008.

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $84,868,841. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from foreign currency transactions was $8,691,454. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,138,489 and net unrealized depreciation from investments for those securities having an excess of cost over value of 10,829,943.

At July 31, 2008, the Fund had a capital loss carryforward of $62,019,299 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$59,356,831
2010	$ 2,459,915
2016	$ 202,553

As a result of the tax-free transfer of assets from Federated Technology Fund, the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $336,263 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.250% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $27,289 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $4,815 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $965 in sales charges from the sale of Class A Shares. FSC also retained $1,838 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $315 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75%, 2.50% and 2.50%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $613. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	1,320,459	16,011,023	15,621,533	1,709,949	$1,709,949	$17,738

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$108,208,191
Sales	$97,877,532

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT SMALL CAP GROWTH FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R759

36369 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Value Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.33		$11.37		$10.61		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.01	) [3]	(0.04	) [3]	(0.05	) [3]	(0.07	) [3]
Net realized and unrealized gain (loss) on investments	(3.89)		(0.24)		0.81		0.68
TOTAL FROM INVESTMENT OPERATIONS	(3.90)		(0.28)		0.76		0.61
Less Distributions:
Distributions from net realized gain on investments	--		(0.76)		--		--
Net Asset Value, End of Period	$ 6.43		$10.33		$11.37		$10.61
Total Return [4]	(37.75)%		(2.69)%		7.16%		6.10%

Ratios to Average Net Assets:
Net expenses	1.75	% [5]	1.75%		1.75%		2.00	% [5]
Net investment income (loss)	(0.30	)% [5]	(0.32)%		(0.44)%		(0.59	)% [5]
Expense waiver/reimbursement [6]	1.85	% [5]	3.05%		4.45%		34.07	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,949		$3,179		$2,950		$699
Portfolio turnover	126%		245%		240%		124%

1 MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into Federated MDT Small Cap Value Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.10		$11.21		$10.54		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.04	) [3]	(0.12	) [3]	(0.14	) [3]	(0.15	) [3]
Net realized and unrealized gain (loss) on investments	(3.80)		(0.23)		0.81		0.69
TOTAL FROM INVESTMENT OPERATIONS	(3.84)		(0.35)		0.67		0.54
Less Distributions:
Distributions from net realized gain on investments	--		(0.76)		--		--
Net Asset Value, End of Period	$ 6.26		$10.10		$11.21		$10.54
Total Return [4]	(38.02)%		(3.38)%		6.36%		5.40%

Ratios to Average Net Assets:
Net expenses	2.50	% [5]	2.50%		2.50%		2.75	% [5]
Net investment income (loss)	(1.07	)% [5]	(1.11)%		(1.20)%		(1.34	)% [5]
Expense waiver/reimbursement [6]	1.89	% [5]	2.73%		4.06%		34.07	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,756		$3,195		$951		$51
Portfolio turnover	126%		245%		240%		124%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 622.50	$ 7.16
Class C Shares	$1,000	$ 619.80	$10.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.38	$ 8.89
Class C Shares	$1,000	$1,012.60	$12.68

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class C Shares	2.50%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	11.2%
Property Liability Insurance	8.0%
Multi-Line Insurance	6.7%
Airline - National	4.2%
Airline - Regional	3.7%
Oil Refiner	3.3%
Financial Services	3.2%
Securities Brokerage	3.1%
Regional Bank	3.0%
Undesignated Consumer Cyclicals	2.7%
Contracting	2.4%
Defense Aerospace	2.4%
Grocery Chain	2.4%
Savings & Loan	2.4%
Gas Distributor	1.9%
Home Health Care	1.8%
Insurance Brokerage	1.7%
Computer Services	1.5%
Life Insurance	1.5%
Telecommunication Equipment & Services	1.3%
Apparel	1.2%
Clothing Stores	1.2%
Industry	Percentage of Total Net Assets
Specialty Retailing	1.2%
Biotechnology	1.1%
Building Materials	1.1%
Medical Technology	1.1%
Multi-Industry Basic	1.1%
Other Steel Producer	1.1%
Cellular Communications	1.0%
Food Wholesaling	1.0%
Metal Fabrication	1.0%
Other [2]	17.7%
Cash Equivalents [3]	2.0%
Other Assets and Liabilities--Net [4]	(0.2)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Airline - National--4.2%
20,215	[1]	Continental Airlines, Inc., Class B	$272,296
45,834	[1]	Jet Blue Airways Corp.	258,045
19,598	[1]	UAL Corp.	185,005
17,304	[1]	US Airways Group, Inc.	98,114
		TOTAL	813,460
		Airline - Regional--3.7%
26,475	[1]	AirTran Holdings, Inc.	108,548
12,633	[1]	Alaska Air Group, Inc.	333,006
3,607	[1]	Hawaiian Holdings, Inc.	14,680
11,744	[1]	Republic Airways Holdings, Inc.	96,183
10,752		SkyWest, Inc.	168,269
		TOTAL	720,686
		Apparel--1.2%
7,241		Columbia Sportswear Co.	207,961
4,771	[1]	G-III Apparel Group Ltd.	26,241
		TOTAL	234,202
		Auto Original Equipment Manufacturers--0.7%
5,492	[1]	Fuel Systems Solutions, Inc.	143,561
		Baking--0.4%
3,971		Lance, Inc.	74,774
		Biotechnology--1.1%
4,357	[1]	Emergent Biosolutions, Inc.	95,549
10,447	[1]	ViroPharma, Inc.	125,364
		TOTAL	220,913
		Book Publishing--0.2%
3,346		Scholastic Corp.	36,471
		Building Materials--1.1%
903		Insteel Industries, Inc.	6,953
5,154		Simpson Manufacturing Co., Inc.	103,441
6,521	[1]	Trex Co., Inc.	96,445
		TOTAL	206,839
Shares			Value
		COMMON STOCKS--continued
		Cellular Communications--1.0%
18,187	[1]	USA Mobility, Inc.	$192,237
		Clothing Stores--1.2%
2,788	[1]	Children's Place Retail Stores, Inc.	52,442
6,514	[1]	Jos A. Bank Clothiers, Inc.	178,874
		TOTAL	231,316
		Commodity Chemicals--0.5%
419		Compass Minerals International, Inc.	25,211
1,069		Innophos Holdings, Inc.	16,174
1,534		Newmarket Corp.	48,321
		TOTAL	89,706
		Computer Networking--0.9%
63,480	[1]	3Com Corp.	147,908
2,286	[1]	Avocent Corp.	32,804
		TOTAL	180,712
		Computer Peripherals--0.5%
2,422	[1]	Emulex Corp.	13,830
17,261	[1]	RadiSys Corp.	81,645
		TOTAL	95,475
		Computer Services--1.5%
4,455	[1]	CACI International, Inc., Class A	201,143
6,045	[1]	Synnex Corp.	92,791
		TOTAL	293,934
		Construction Machinery--0.0%
92	[1]	NCI Building System, Inc.	1,066
		Contracting--2.4%
6,762	[1]	Baker Michael Corp.	236,400
497		Comfort Systems USA, Inc.	5,084
2,056		Granite Construction, Inc.	72,412
4,732	[1]	Insituform Technologies, Inc., Class A	88,772
2,444	[1]	Perini Corp.	50,957
		TOTAL	453,625
Shares			Value
		COMMON STOCKS--continued
		Cosmetics & Toiletries--0.0%
365	[1]	Elizabeth Arden, Inc.	$2,128
		Crude Oil & Gas Production--0.2%
7,383	[1]	Harvest Natural Resources, Inc.	29,532
		Defense Aerospace--2.4%
11,251	[1]	AAR Corp.	204,093
3,109		Ducommun, Inc.	58,884
10,053		Kaman Corp., Class A	191,912
		TOTAL	454,889
		Discount Department Stores--0.4%
7,616		Freds, Inc.	78,140
		Diversified Leisure--0.1%
447		International Speedway Corp., Class A	10,406
		Electric & Electric Original Equipment Manufacturer--0.8%
5,710		Cubic Corp.	155,084
		Electrical Test/Measuring Equipment--0.1%
708	[1]	Multi-Fineline Electronix, Inc.	13,119
		Electric Utility--11.2%
15,764		Avista Corp.	300,147
13,838		Cleco Corp.	316,198
9,615	[1]	El Paso Electric Co.	159,032
14,562		Empire Distribution Electric Co.	258,621
4,273		Idacorp, Inc.	124,387
8,923		Northwestern Corp.	216,026
13,611	[1]	Pike Electric Corp.	153,124
21,424		Portland General Electric Co.	416,697
7,452		UniSource Energy Corp.	210,444
		TOTAL	2,154,676
		Electrical Equipment--0.4%
1,511	[1]	EnerSys, Inc.	13,765
2,204		Franklin Electronics, Inc.	57,282
		TOTAL	71,047
Shares			Value
		COMMON STOCKS--continued
		Electronic Instruments--0.1%
326	[1]	Axsys Technologies, Inc.	$13,920
		Ethical Drugs--0.1%
3,409	[1]	Salix Pharmaceuticals Ltd.	27,272
		Financial Services--3.2%
2,378		AMBAC Assurance Corporation	2,711
12,840	[1]	America's Car-Mart, Inc.	116,716
14,257		Blackrock Kelso Capital Corp.	120,899
2,350		First Financial Corp.	77,903
4,457		Hercules Technology Growth Capital, Inc.	29,104
20,127	[1]	MBIA Insurance Corp.	77,690
11,848	[1]	Nelnet, Inc., Class A	163,739
2,075		United Financial Bancorp, Inc.	28,448
		TOTAL	617,210
		Food Wholesaling--1.0%
4,668		Nash Finch Co.	200,864
		Furniture--0.9%
7,361		Aaron Rents, Inc.	160,911
1,351		Ethan Allen Interiors, Inc.	15,388
		TOTAL	176,299
		Gas Distributor--1.9%
14,197		Southwest Gas Corp.	365,715
		Generic Drugs--0.2%
1,389	[1]	Par Pharmaceutical Cos., Inc.	17,099
506		Perrigo Co.	14,851
		TOTAL	31,950
		Greeting Cards--0.0%
1,971		American Greetings Corp., Class A	8,554
		Grocery Chain--2.4%
5,164		Casey's General Stores, Inc.	109,735
4,813		Ruddick Corp.	115,753
2,825	[1]	Susser Holdings Corp.	36,923
11,640	[1]	The Pantry, Inc.	193,573
		TOTAL	455,984
Shares			Value
		COMMON STOCKS--continued
		Home Health Care--1.8%
7,129	[1]	Amerigroup Corp.	$199,398
3,361	[1]	Gentiva Health Services, Inc.	84,966
5,931	[1]	Odyssey Healthcare, Inc.	58,836
		TOTAL	343,200
		Home Products--0.0%
1,388		Blyth Industries, Inc.	4,733
		Industrial Machinery--0.2%
3,384		Met-Pro Corp.	37,089
		Insurance Brokerage--1.7%
28,798		AmTrust Financial Services, Inc.	236,432
2,208		Baldwin & Lyons, Inc., Class B	37,072
4,076	[1]	Crawford & Co., Class B	36,562
1,062	[1]	Texas Capital Bancshares, Inc.	11,990
		TOTAL	322,056
		Jewelry Stores--0.3%
7,472		Movado Group, Inc.	57,385
		Life Insurance--1.5%
20,673		American Equity Investment Life Holding Co.	138,302
6,870		Delphi Financial Group, Inc., Class A	104,218
4,449	[1]	Universal American Financial Corp.	43,912
		TOTAL	286,432
		Long-Term Care Centers--0.3%
4,001	[1]	Kindred Healthcare, Inc.	54,294
		Maritime--0.3%
6,072		TAL International Group, Inc.	63,635
		Medical Technology--1.1%
5,410	[1]	Cantel Medical Corp.	81,096
3,419	[1]	Greatbatch Technologies, Inc.	79,663
3,119	[1]	Hanger Orthopedic Group, Inc.	42,574
		TOTAL	203,333
		Metal Fabrication--1.0%
6,005	[1]	Ladish Co., Inc.	68,277
1,506		Mueller Industries, Inc.	30,301
9,112		Worthington Industries, Inc.	91,667
		TOTAL	190,245
Shares			Value
		COMMON STOCKS--continued
		Miscellaneous Communications--0.2%
17,215	[1]	Internap Network Services Corp.	$46,308
		Miscellaneous Food Products--0.1%
1,479		The Anderson's, Inc.	24,241
		Miscellaneous Metals--0.7%
27,572	[1]	USEC, Inc.	140,341
		Money Center Bank--0.2%
1,476	[1]	Pennsylvania Commerce Bancorp, Inc.	30,258
		Multi-Industry Basic--1.1%
17,903		Aceto Corp.	160,053
3,343		Olin Corp.	46,969
		TOTAL	207,022
		Multi-Industry Capital Goods--0.0%
90	[1]	Ceradyne, Inc.	2,054
606	[1]	Gerber Scientific, Inc.	1,903
		TOTAL	3,957
		Multi-Line Insurance--6.7%
15,457	[1]	Amerisafe, Inc.	289,510
4,316		Donegal Group, Inc., Class A	60,510
738		FBL Financial Group, Inc., Class A	7,609
4,741	[1]	FPIC Insurance Group, Inc.	184,567
6,409		Harleysville Group, Inc.	182,272
3,063		Infinity Property & Casualty	117,619
4,443	[1]	Navigators Group, Inc.	228,104
6,198		Safety Insurance Group, Inc.	217,054
		TOTAL	1,287,245
		Offshore Driller--0.3%
1,654	[1]	Hornbeck Offshore Services, Inc.	29,342
5,204	[1]	Newpark Resources, Inc.	21,909
		TOTAL	51,251
		Oil Refiner--3.3%
3,506		Alon USA Energy, Inc.	41,371
25,850		Western Refining, Inc.	301,411
8,849		World Fuel Services Corp.	298,831
		TOTAL	641,613
Shares			Value
		COMMON STOCKS--continued
		Oil Service, Explore & Drill--0.3%
12,215	[1]	Boots & Coots International Well Control, Inc.	$12,581
1,151	[1]	Gulfmark Offshore, Inc.	27,555
2,536	[1]	Superior Well Services, Inc.	23,306
		TOTAL	63,442
		Oil Well Supply--0.1%
704		Lufkin Industries, Inc.	24,605
		Other Communications Equipment--0.1%
1,755	[1]	Syniverse Holdings, Inc.	23,798
		Other Computer Hardware--0.1%
830	[1]	EMS Technologies, Inc.	19,920
		Other Steel Producer--1.1%
4,370	[1]	L.B. Foster Co.	115,324
2,881	[1]	Northwest Pipe Co.	101,584
		TOTAL	216,908
		Packaged Foods--0.4%
1,862	[1]	Hain Celestial Group, Inc.	28,340
3,060	[1]	United Natural Foods, Inc.	47,552
		TOTAL	75,892
		Paint & Related Materials--0.1%
3,991		Ferro Corp.	15,804
		Paper Products--0.9%
9,262		Glatfelter (P.H.) Co.	80,672
243	[1]	Kapstone Paper and Packaging Corp.	435
2,946		Rock-Tenn Co.	91,827
		TOTAL	172,934
		Personal Loans--0.6%
9,138	[1]	Ezcorp, Inc., Class A	124,003
		Personnel Agency--0.2%
4,246		Barrett Business Services, Inc.	41,781
		Pollution Control--0.1%
3,811	[1]	Spectrum Control, Inc.	27,592
		Printed Circuit Boards--0.0%
6,795	[1]	Sanmina-SCI Corp.	2,242
Shares			Value
		COMMON STOCKS--continued
		Property Liability Insurance--8.0%
4,311		American Physicians Capital, Inc.	$183,304
8,926		American Physicians Service Group, Inc.	187,446
14,970	[1]	CNA Surety Corp.	247,753
2,819		Horace Mann Educators Corp.	26,358
7,946		OneBeacon Insurance Group Ltd.	67,144
10,470	[1]	PMA Capital Corp.	57,690
7,812	[1]	ProAssurance Corp.	369,195
3,017		RLI Corp.	170,430
8,190	[1]	Seabright Insurance Holdings, Inc.	84,930
7,671		Selective Insurance Group, Inc.	117,750
1,423		State Auto Financial Corp.	31,448
		TOTAL	1,543,448
		Psychiatric Centers--0.7%
3,624	[1]	Magellan Health Services, Inc.	131,261
		Railroad--0.2%
1,392	[1]	Genesee & Wyoming, Inc., Class A	37,821
		Recreational Goods--0.2%
2,596	[1]	Steinway Musical Instruments	30,010
		Regional Bank--3.0%
1,644		Bank of Marin Bancorp	33,036
1,128		Bank of the Ozarks, Inc.	25,594
604		City Holding Co.	15,529
2,351		FNB Corp. (PA)	18,596
12,956		First BanCorp	92,117
2,690		First Midwest Bancorp, Inc.	26,900
1,928		FirstMerit Corp.	31,176
2,843		National Penn Bancshares, Inc.	27,520
2,297		Oriental Financial Group	11,600
2,653	[1]	Oritani Financial Corp.	39,556
1,429		Prosperity Bancshares, Inc.	38,654
4,257		Republic Bancorp, Inc.	76,626
1,360		Southside Bancshares, Inc.	25,867
4,632		Susquehanna Bankshares, Inc.	50,952
2,013		TriCo Bancshares	40,542
4,033		Wilshire Bancorp, Inc.	27,666
		TOTAL	581,931
Shares			Value
		COMMON STOCKS--continued
		Restaurant--0.5%
5,600		Bob Evans Farms, Inc.	$98,336
30	[1]	CEC Entertainment, Inc.	700
		TOTAL	99,036
		Roofing & Wallboard--0.6%
9,323	[1]	Beacon Roofing Supply, Inc.	118,682
		Savings & Loan--2.4%
2,142		First Financial Holdings, Inc.	32,430
521		Flushing Financial Corp.	4,126
13,381	[1]	Investors Bancorp, Inc.	142,909
674		OceanFirst Financial Corp.	8,641
21,330	[1]	Ocwen Financial Corp.	189,837
2,660		Roma Financial Corp.	30,271
2,215		WSFS Financial Corp.	57,147
		TOTAL	465,361
		Securities Brokerage--3.1%
22,905	[1]	Knight Capital Group, Inc., Class A	412,977
24,608	[1]	Labranche & Co., Inc.	168,811
1,846	[1]	Penson Worldwide, Inc.	11,039
		TOTAL	592,827
		Semiconductor Manufacturing--0.1%
7,395	[1]	Triquint Semiconductor, Inc.	14,938
		Services to Medical Professionals--0.4%
4,396	[1]	Molina Healthcare, Inc.	77,106
		Shoes--0.5%
3,568	[1]	Collective Brands, Inc.	38,071
413	[1]	Genesco, Inc.	6,360
2,474	[1]	Steven Madden Ltd.	42,998
		TOTAL	87,429
		Software Packaged/Custom--0.4%
103		Acxiom Corp.	980
1,959	[1]	EPIQ Systems, Inc.	34,713
3,848	[1]	Macrovision Solutions Corp.	50,447
		TOTAL	86,140
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--0.4%
2,246		American Pacific Corp.	$17,586
1,100		Minerals Technologies, Inc.	41,591
1,107		Sensient Technologies Corp.	23,801
		TOTAL	82,978
		Specialty Retailing--1.2%
55	[1]	Conn's, Inc.	669
15,152		Finish Line, Inc., Class A	71,972
5,781	[1]	Hot Topic, Inc.	49,370
4,771		Monro Muffler Brake, Inc.	115,792
		TOTAL	237,803
		Telecommunication Equipment & Services--1.3%
9,084	[1]	Anaren Microwave, Inc.	107,373
5,355	[1]	GeoEye, Inc.	92,374
1,253		Plantronics, Inc.	12,718
1,985	[1]	ViaSat, Inc.	43,988
		TOTAL	256,453
		Toys & Games--0.4%
4,282	[1]	JAKKS Pacific, Inc.	78,532
		Trucking--0.4%
3,940	[1]	Marten Transport Ltd.	69,580
		Undesignated Consumer Cyclicals--2.7%
10,120	[1]	Career Education Corp.	220,616
7,804	[1]	Cornell Corrections, Inc.	119,089
1,210	[1]	LECG Corp.	3,957
2,078	[1]	Lincoln Educational Services	30,380
2,291		Speedway Motorsports, Inc.	33,082
6,026	[1]	Universal Technical Institute, Inc.	105,636
		TOTAL	512,760
Shares			Value
		COMMON STOCKS--continued
		Undesignated Health--0.5%
5,022	[1]	Healthspring, Inc.	$87,483
		Uniforms--0.1%
973		Unifirst Corp.	25,531
		Water Utility--0.3%
1,279		California Water Service Group	55,637
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,303,956)	18,932,072
		MUTUAL FUND--2.0%
381,296	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	381,296
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $20,685,252) [4]	19,313,368
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [5]	(47,108)
		TOTAL NET ASSETS--100%	$19,266,260

1 Non-income producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$19,313,368
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$19,313,368

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $381,296 of investments in an affiliated issuer (Note 5) (identified cost $20,685,252)		$19,313,368
Cash		252
Income receivable		4,791
Receivable for investments sold		613,470
Receivable for shares sold		18,820
TOTAL ASSETS		19,950,701
Liabilities:
Payable for investments purchased	$606,960
Payable for shares redeemed	31,280
Payable for portfolio accounting fees	12,662
Payable for distribution services fee (Note 5)	1,911
Payable for shareholder services fee (Note 5)	2,849
Accrued expenses	28,779
TOTAL LIABILITIES		684,441
Net assets for 2,988,308 shares outstanding		$19,266,260
Net Assets Consist of:
Paid-in capital		$32,295,247
Net unrealized depreciation of investments		(1,371,884)
Accumulated net realized loss on investments		(11,631,802)
Accumulated net investment income (loss)		(25,301)
TOTAL NET ASSETS		$19,266,260
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($14,561,066 ÷ 2,244,600 shares outstanding), no par value, unlimited shares authorized		$6.49
Offering price per share		$6.49
Redemption proceeds per share		$6.49
Class A Shares:
Net asset value per share ($1,949,290 ÷ 303,321 shares outstanding), no par value, unlimited shares authorized		$6.43
Offering price per share (100/94.50 of $6.43)		$6.80
Redemption proceeds per share		$6.43
Class C Shares:
Net asset value per share ($2,755,904 ÷ 440,387 shares outstanding), no par value, unlimited shares authorized		$6.26
Offering price per share		$6.26
Redemption proceeds per share (99.00/100 of $6.26)		$6.20

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $4,894 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $501)			$167,743
Expenses:
Investment adviser fee (Note 5)		$133,591
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		18,212
Transfer and dividend disbursing agent fees and expenses		30,807
Directors'/Trustees' fees		788
Auditing fees		10,924
Legal fees		2,946
Portfolio accounting fees		38,910
Distribution services fee--Class C Shares (Note 5)		11,636
Shareholder services fee--Class A Shares (Note 5)		3,214
Shareholder services fee--Class C Shares (Note 5)		3,879
Share registration costs		17,977
Printing and postage		17,087
Insurance premiums		2,431
Miscellaneous		1,370
TOTAL EXPENSES		409,718
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(133,591)
Waiver of administrative personnel and services fee	(22,569)
Reimbursement of other operating expenses	(60,514)
TOTAL WAIVERS AND REIMBURSEMENTS		(216,674)
Net expenses			193,044
Net investment income (loss)			(25,301)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(9,503,343)
Net change in unrealized appreciation of investments			(1,688,790)
Net realized and unrealized loss on investments			(11,192,133)
Change in net assets resulting from operations			$(11,217,434)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(25,301)	$(34,816)
Net realized loss on investments	(9,503,343)	(2,063,606)
Net change in unrealized appreciation/depreciation of investments	(1,688,790)	950,455
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,217,434)	(1,147,967)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(638,272)
Class A Shares	--	(198,621)
Class C Shares	--	(63,763)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(900,656)
Share Transactions:
Proceeds from sale of shares	7,000,546	21,054,023
Net asset value of shares issued to shareholders in payment of distributions declared	--	316,054
Cost of shares redeemed	(4,271,707)	(6,659,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,728,839	14,710,097
Change in net assets	(8,488,595)	12,661,474
Net Assets:
Beginning of period	27,754,855	15,093,381
End of period (including accumulated net investment income (loss) of $(25,301) and $0, respectively)	$19,266,260	$27,754,855

See Notes which are an integral part of the Financial Statements

Notes To Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	593,820	$5,067,251	1,548,526	$16,894,234
Shares issued to shareholders in payment of distributions declared	--	--	7,094	75,830
Shares redeemed	(402,145)	(3,446,494)	(482,513)	(5,241,402)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	191,675	$1,620,757	1,073,107	$11,728,662

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	63,207	$539,950	134,417	$1,472,044
Shares issued to shareholders in payment of distributions declared	--	--	17,137	182,165
Shares redeemed	(67,574)	(511,986)	(103,407)	(1,103,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,367)	$27,964	48,147	$550,279

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	169,826	$1,393,345	256,136	$2,687,745
Shares issued to shareholders in payment of distributions declared	--	--	5,566	58,059
Shares redeemed	(45,827)	(313,227)	(30,126)	(314,648)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	123,999	$1,080,118	231,576	$2,431,156
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	311,307	$2,728,839	1,352,830	$14,710,097

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $20,685,252. The net unrealized depreciation of investments for federal tax purposes was $1,371,884. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,006,682 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,378,566.

At July 31, 2008, the Fund had a capital loss carryforward of $176,370 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses excluding (interest, taxes and brokerage commissions) to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any additional portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $133,429 of its fee and reimbursed $60,514 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.804% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,569 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $8,491 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $466 in sales charges from the sale of Class A Shares. FSC also retained $1,239 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $162. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	382,184	6,303,135	6,304,023	381,296	$381,296	$4,894

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$32,001,972
Sales	$29,399,678

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT SMALL CAP VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing ole in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R742
Cusip 31421R734

36365 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Small Cap Value Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.41		$11.42		$10.64		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.00	) [3,4]	(0.01	) [3]	(0.02	) [3]	(0.03	) [3]
Net realized and unrealized gain (loss) on investments	(3.92)		(0.24)		0.80		0.67
TOTAL FROM INVESTMENT OPERATIONS	(3.92)		(0.25)		0.78		0.64
Less Distributions:
Distributions from net realized gain on investments	--		(0.76)		--		--
Net Asset Value, End of Period	$6.49		$10.41		$11.42		$10.64
Total Return [5]	(37.66)%		(2.41)%		7.33%		6.40%

Ratios to Average Net Assets:
Net expenses	1.50	% [6]	1.50%		1.50%		1.75	% [6]
Net investment income (loss)	(0.06	)% [6]	(0.08)%		(0.17)%		(0.34	)% [6]
Expense waiver/reimbursement [7]	1.86	% [6]	2.80%		3.75%		34.07	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,561		$21,381		$11,192		$599
Portfolio turnover	126%		245%		240%		124%

1 MDT Small Cap Value Fund (the "Predecessor Fund") was reorganized into the Federated MDT Small Cap Value Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 623.40	$6.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,017.64	$7.63

1 Expenses are equal to the Fund's annualized net expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	11.2%
Property Liability Insurance	8.0%
Multi-Line Insurance	6.7%
Airline - National	4.2%
Airline - Regional	3.7%
Oil Refiner	3.3%
Financial Services	3.2%
Securities Brokerage	3.1%
Regional Bank	3.0%
Undesignated Consumer Cyclicals	2.7%
Contracting	2.4%
Defense Aerospace	2.4%
Grocery Chain	2.4%
Savings & Loan	2.4%
Gas Distributor	1.9%
Home Health Care	1.8%
Insurance Brokerage	1.7%
Computer Services	1.5%
Life Insurance	1.5%
Telecommunication Equipment & Services	1.3%
Apparel	1.2%
Clothing Stores	1.2%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

Industry	Percentage of Total Net Assets
Specialty Retailing	1.2%
Biotechnology	1.1%
Building Materials	1.1%
Medical Technology	1.1%
Multi-Industry Basic	1.1%
Other Steel Producer	1.1%
Cellular Communications	1.0%
Food Wholesaling	1.0%
Metal Fabrication	1.0%
Other [2]	17.7%
Cash Equivalents [3]	2.0%
Other Assets and Liabilities--Net [4]	(0.2)%
TOTAL	100.0%

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Airline - National--4.2%
20,215	[1]	Continental Airlines, Inc., Class B	$272,296
45,834	[1]	Jet Blue Airways Corp.	258,045
19,598	[1]	UAL Corp.	185,005
17,304	[1]	US Airways Group, Inc.	98,114
		TOTAL	813,460
		Airline - Regional--3.7%
26,475	[1]	AirTran Holdings, Inc.	108,548
12,633	[1]	Alaska Air Group, Inc.	333,006
3,607	[1]	Hawaiian Holdings, Inc.	14,680
11,744	[1]	Republic Airways Holdings, Inc.	96,183
10,752		SkyWest, Inc.	168,269
		TOTAL	720,686
		Apparel--1.2%
7,241		Columbia Sportswear Co.	207,961
4,771	[1]	G-III Apparel Group Ltd.	26,241
		TOTAL	234,202
		Auto Original Equipment Manufacturers--0.7%
5,492	[1]	Fuel Systems Solutions, Inc.	143,561
		Baking--0.4%
3,971		Lance, Inc.	74,774
		Biotechnology--1.1%
4,357	[1]	Emergent Biosolutions, Inc.	95,549
10,447	[1]	ViroPharma, Inc.	125,364
		TOTAL	220,913
		Book Publishing--0.2%
3,346		Scholastic Corp.	36,471
		Building Materials--1.1%
903		Insteel Industries, Inc.	6,953
5,154		Simpson Manufacturing Co., Inc.	103,441
6,521	[1]	Trex Co., Inc.	96,445
		TOTAL	206,839
Shares			Value
		COMMON STOCKS--continued
		Cellular Communications--1.0%
18,187	[1]	USA Mobility, Inc.	$192,237
		Clothing Stores--1.2%
2,788	[1]	Children's Place Retail Stores, Inc.	52,442
6,514	[1]	Jos A. Bank Clothiers, Inc.	178,874
		TOTAL	231,316
		Commodity Chemicals--0.5%
419		Compass Minerals International, Inc.	25,211
1,069		Innophos Holdings, Inc.	16,174
1,534		Newmarket Corp.	48,321
		TOTAL	89,706
		Computer Networking--0.9%
63,480	[1]	3Com Corp.	147,908
2,286	[1]	Avocent Corp.	32,804
		TOTAL	180,712
		Computer Peripherals--0.5%
2,422	[1]	Emulex Corp.	13,830
17,261	[1]	RadiSys Corp.	81,645
		TOTAL	95,475
		Computer Services--1.5%
4,455	[1]	CACI International, Inc., Class A	201,143
6,045	[1]	Synnex Corp.	92,791
		TOTAL	293,934
		Construction Machinery--0.0%
92	[1]	NCI Building System, Inc.	1,066
		Contracting--2.4%
6,762	[1]	Baker Michael Corp.	236,400
497		Comfort Systems USA, Inc.	5,084
2,056		Granite Construction, Inc.	72,412
4,732	[1]	Insituform Technologies, Inc., Class A	88,772
2,444	[1]	Perini Corp.	50,957
		TOTAL	453,625
Shares			Value
		COMMON STOCKS--continued
		Cosmetics & Toiletries--0.0%
365	[1]	Elizabeth Arden, Inc.	$2,128
		Crude Oil & Gas Production--0.2%
7,383	[1]	Harvest Natural Resources, Inc.	29,532
		Defense Aerospace--2.4%
11,251	[1]	AAR Corp.	204,093
3,109		Ducommun, Inc.	58,884
10,053		Kaman Corp., Class A	191,912
		TOTAL	454,889
		Discount Department Stores--0.4%
7,616		Freds, Inc.	78,140
		Diversified Leisure--0.1%
447		International Speedway Corp., Class A	10,406
		Electric & Electric Original Equipment Manufacturer--0.8%
5,710		Cubic Corp.	155,084
		Electrical Test/Measuring Equipment--0.1%
708	[1]	Multi-Fineline Electronix, Inc.	13,119
		Electric Utility--11.2%
15,764		Avista Corp.	300,147
13,838		Cleco Corp.	316,198
9,615	[1]	El Paso Electric Co.	159,032
14,562		Empire Distribution Electric Co.	258,621
4,273		Idacorp, Inc.	124,387
8,923		Northwestern Corp.	216,026
13,611	[1]	Pike Electric Corp.	153,124
21,424		Portland General Electric Co.	416,697
7,452		UniSource Energy Corp.	210,444
		TOTAL	2,154,676
		Electrical Equipment--0.4%
1,511	[1]	EnerSys, Inc.	13,765
2,204		Franklin Electronics, Inc.	57,282
		TOTAL	71,047
Shares			Value
		COMMON STOCKS--continued
		Electronic Instruments--0.1%
326	[1]	Axsys Technologies, Inc.	$13,920
		Ethical Drugs--0.1%
3,409	[1]	Salix Pharmaceuticals Ltd.	27,272
		Financial Services--3.2%
2,378		AMBAC Assurance Corporation	2,711
12,840	[1]	America's Car-Mart, Inc.	116,716
14,257		Blackrock Kelso Capital Corp.	120,899
2,350		First Financial Corp.	77,903
4,457		Hercules Technology Growth Capital, Inc.	29,104
20,127	[1]	MBIA Insurance Corp.	77,690
11,848	[1]	Nelnet, Inc., Class A	163,739
2,075		United Financial Bancorp, Inc.	28,448
		TOTAL	617,210
		Food Wholesaling--1.0%
4,668		Nash Finch Co.	200,864
		Furniture--0.9%
7,361		Aaron Rents, Inc.	160,911
1,351		Ethan Allen Interiors, Inc.	15,388
		TOTAL	176,299
		Gas Distributor--1.9%
14,197		Southwest Gas Corp.	365,715
		Generic Drugs--0.2%
1,389	[1]	Par Pharmaceutical Cos., Inc.	17,099
506		Perrigo Co.	14,851
		TOTAL	31,950
		Greeting Cards--0.0%
1,971		American Greetings Corp., Class A	8,554
		Grocery Chain--2.4%
5,164		Casey's General Stores, Inc.	109,735
4,813		Ruddick Corp.	115,753
2,825	[1]	Susser Holdings Corp.	36,923
11,640	[1]	The Pantry, Inc.	193,573
		TOTAL	455,984
Shares			Value
		COMMON STOCKS--continued
		Home Health Care--1.8%
7,129	[1]	Amerigroup Corp.	$199,398
3,361	[1]	Gentiva Health Services, Inc.	84,966
5,931	[1]	Odyssey Healthcare, Inc.	58,836
		TOTAL	343,200
		Home Products--0.0%
1,388		Blyth Industries, Inc.	4,733
		Industrial Machinery--0.2%
3,384		Met-Pro Corp.	37,089
		Insurance Brokerage--1.7%
28,798		AmTrust Financial Services, Inc.	236,432
2,208		Baldwin & Lyons, Inc., Class B	37,072
4,076	[1]	Crawford & Co., Class B	36,562
1,062	[1]	Texas Capital Bancshares, Inc.	11,990
		TOTAL	322,056
		Jewelry Stores--0.3%
7,472		Movado Group, Inc.	57,385
		Life Insurance--1.5%
20,673		American Equity Investment Life Holding Co.	138,302
6,870		Delphi Financial Group, Inc., Class A	104,218
4,449	[1]	Universal American Financial Corp.	43,912
		TOTAL	286,432
		Long-Term Care Centers--0.3%
4,001	[1]	Kindred Healthcare, Inc.	54,294
		Maritime--0.3%
6,072		TAL International Group, Inc.	63,635
		Medical Technology--1.1%
5,410	[1]	Cantel Medical Corp.	81,096
3,419	[1]	Greatbatch Technologies, Inc.	79,663
3,119	[1]	Hanger Orthopedic Group, Inc.	42,574
		TOTAL	203,333
		Metal Fabrication--1.0%
6,005	[1]	Ladish Co., Inc.	68,277
1,506		Mueller Industries, Inc.	30,301
9,112		Worthington Industries, Inc.	91,667
		TOTAL	190,245
Shares			Value
		COMMON STOCKS--continued
		Miscellaneous Communications--0.2%
17,215	[1]	Internap Network Services Corp.	$46,308
		Miscellaneous Food Products--0.1%
1,479		The Anderson's, Inc.	24,241
		Miscellaneous Metals--0.7%
27,572	[1]	USEC, Inc.	140,341
		Money Center Bank--0.2%
1,476	[1]	Pennsylvania Commerce Bancorp, Inc.	30,258
		Multi-Industry Basic--1.1%
17,903		Aceto Corp.	160,053
3,343		Olin Corp.	46,969
		TOTAL	207,022
		Multi-Industry Capital Goods--0.0%
90	[1]	Ceradyne, Inc.	2,054
606	[1]	Gerber Scientific, Inc.	1,903
		TOTAL	3,957
		Multi-Line Insurance--6.7%
15,457	[1]	Amerisafe, Inc.	289,510
4,316		Donegal Group, Inc., Class A	60,510
738		FBL Financial Group, Inc., Class A	7,609
4,741	[1]	FPIC Insurance Group, Inc.	184,567
6,409		Harleysville Group, Inc.	182,272
3,063		Infinity Property & Casualty	117,619
4,443	[1]	Navigators Group, Inc.	228,104
6,198		Safety Insurance Group, Inc.	217,054
		TOTAL	1,287,245
		Offshore Driller--0.3%
1,654	[1]	Hornbeck Offshore Services, Inc.	29,342
5,204	[1]	Newpark Resources, Inc.	21,909
		TOTAL	51,251
		Oil Refiner--3.3%
3,506		Alon USA Energy, Inc.	41,371
25,850		Western Refining, Inc.	301,411
8,849		World Fuel Services Corp.	298,831
		TOTAL	641,613
Shares			Value
		COMMON STOCKS--continued
		Oil Service, Explore & Drill--0.3%
12,215	[1]	Boots & Coots International Well Control, Inc.	$12,581
1,151	[1]	Gulfmark Offshore, Inc.	27,555
2,536	[1]	Superior Well Services, Inc.	23,306
		TOTAL	63,442
		Oil Well Supply--0.1%
704		Lufkin Industries, Inc.	24,605
		Other Communications Equipment--0.1%
1,755	[1]	Syniverse Holdings, Inc.	23,798
		Other Computer Hardware--0.1%
830	[1]	EMS Technologies, Inc.	19,920
		Other Steel Producer--1.1%
4,370	[1]	L.B. Foster Co.	115,324
2,881	[1]	Northwest Pipe Co.	101,584
		TOTAL	216,908
		Packaged Foods--0.4%
1,862	[1]	Hain Celestial Group, Inc.	28,340
3,060	[1]	United Natural Foods, Inc.	47,552
		TOTAL	75,892
		Paint & Related Materials--0.1%
3,991		Ferro Corp.	15,804
		Paper Products--0.9%
9,262		Glatfelter (P.H.) Co.	80,672
243	[1]	Kapstone Paper and Packaging Corp.	435
2,946		Rock-Tenn Co.	91,827
		TOTAL	172,934
		Personal Loans--0.6%
9,138	[1]	Ezcorp, Inc., Class A	124,003
		Personnel Agency--0.2%
4,246		Barrett Business Services, Inc.	41,781
		Pollution Control--0.1%
3,811	[1]	Spectrum Control, Inc.	27,592
		Printed Circuit Boards--0.0%
6,795	[1]	Sanmina-SCI Corp.	2,242
Shares			Value
		COMMON STOCKS--continued
		Property Liability Insurance--8.0%
4,311		American Physicians Capital, Inc.	$183,304
8,926		American Physicians Service Group, Inc.	187,446
14,970	[1]	CNA Surety Corp.	247,753
2,819		Horace Mann Educators Corp.	26,358
7,946		OneBeacon Insurance Group Ltd.	67,144
10,470	[1]	PMA Capital Corp.	57,690
7,812	[1]	ProAssurance Corp.	369,195
3,017		RLI Corp.	170,430
8,190	[1]	Seabright Insurance Holdings, Inc.	84,930
7,671		Selective Insurance Group, Inc.	117,750
1,423		State Auto Financial Corp.	31,448
		TOTAL	1,543,448
		Psychiatric Centers--0.7%
3,624	[1]	Magellan Health Services, Inc.	131,261
		Railroad--0.2%
1,392	[1]	Genesee & Wyoming, Inc., Class A	37,821
		Recreational Goods--0.2%
2,596	[1]	Steinway Musical Instruments	30,010
		Regional Bank--3.0%
1,644		Bank of Marin Bancorp	33,036
1,128		Bank of the Ozarks, Inc.	25,594
604		City Holding Co.	15,529
2,351		FNB Corp. (PA)	18,596
12,956		First BanCorp	92,117
2,690		First Midwest Bancorp, Inc.	26,900
1,928		FirstMerit Corp.	31,176
2,843		National Penn Bancshares, Inc.	27,520
2,297		Oriental Financial Group	11,600
2,653	[1]	Oritani Financial Corp.	39,556
1,429		Prosperity Bancshares, Inc.	38,654
4,257		Republic Bancorp, Inc.	76,626
1,360		Southside Bancshares, Inc.	25,867
4,632		Susquehanna Bankshares, Inc.	50,952
2,013		TriCo Bancshares	40,542
4,033		Wilshire Bancorp, Inc.	27,666
		TOTAL	581,931
Shares			Value
		COMMON STOCKS--continued
		Restaurant--0.5%
5,600		Bob Evans Farms, Inc.	$98,336
30	[1]	CEC Entertainment, Inc.	700
		TOTAL	99,036
		Roofing & Wallboard--0.6%
9,323	[1]	Beacon Roofing Supply, Inc.	118,682
		Savings & Loan--2.4%
2,142		First Financial Holdings, Inc.	32,430
521		Flushing Financial Corp.	4,126
13,381	[1]	Investors Bancorp, Inc.	142,909
674		OceanFirst Financial Corp.	8,641
21,330	[1]	Ocwen Financial Corp.	189,837
2,660		Roma Financial Corp.	30,271
2,215		WSFS Financial Corp.	57,147
		TOTAL	465,361
		Securities Brokerage--3.1%
22,905	[1]	Knight Capital Group, Inc., Class A	412,977
24,608	[1]	Labranche & Co., Inc.	168,811
1,846	[1]	Penson Worldwide, Inc.	11,039
		TOTAL	592,827
		Semiconductor Manufacturing--0.1%
7,395	[1]	Triquint Semiconductor, Inc.	14,938
		Services to Medical Professionals--0.4%
4,396	[1]	Molina Healthcare, Inc.	77,106
		Shoes--0.5%
3,568	[1]	Collective Brands, Inc.	38,071
413	[1]	Genesco, Inc.	6,360
2,474	[1]	Steven Madden Ltd.	42,998
		TOTAL	87,429
		Software Packaged/Custom--0.4%
103		Acxiom Corp.	980
1,959	[1]	EPIQ Systems, Inc.	34,713
3,848	[1]	Macrovision Solutions Corp.	50,447
		TOTAL	86,140
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--0.4%
2,246		American Pacific Corp.	$17,586
1,100		Minerals Technologies, Inc.	41,591
1,107		Sensient Technologies Corp.	23,801
		TOTAL	82,978
		Specialty Retailing--1.2%
55	[1]	Conn's, Inc.	669
15,152		Finish Line, Inc., Class A	71,972
5,781	[1]	Hot Topic, Inc.	49,370
4,771		Monro Muffler Brake, Inc.	115,792
		TOTAL	237,803
		Telecommunication Equipment & Services--1.3%
9,084	[1]	Anaren Microwave, Inc.	107,373
5,355	[1]	GeoEye, Inc.	92,374
1,253		Plantronics, Inc.	12,718
1,985	[1]	ViaSat, Inc.	43,988
		TOTAL	256,453
		Toys & Games--0.4%
4,282	[1]	JAKKS Pacific, Inc.	78,532
		Trucking--0.4%
3,940	[1]	Marten Transport Ltd.	69,580
		Undesignated Consumer Cyclicals--2.7%
10,120	[1]	Career Education Corp.	220,616
7,804	[1]	Cornell Corrections, Inc.	119,089
1,210	[1]	LECG Corp.	3,957
2,078	[1]	Lincoln Educational Services	30,380
2,291		Speedway Motorsports, Inc.	33,082
6,026	[1]	Universal Technical Institute, Inc.	105,636
		TOTAL	512,760
Shares			Value
		COMMON STOCKS--continued
		Undesignated Health--0.5%
5,022	[1]	Healthspring, Inc.	$87,483
		Uniforms--0.1%
973		Unifirst Corp.	25,531
		Water Utility--0.3%
1,279		California Water Service Group	55,637
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,303,956)	18,932,072
		MUTUAL FUND--2.0%
381,296	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	381,296
		TOTAL INVESTMENTS--100.2% (IDENTIFIED COST $20,685,252) [4]	19,313,368
		OTHER ASSETS AND LIABILITIES - NET--(0.2)% [5]	(47,108)
		TOTAL NET ASSETS--100%	$19,266,260
1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$19,313,368
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$19,313,368

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $381,296 of investments in an affiliated issuer (Note 5) (identified cost $20,685,252)		$19,313,368
Cash		252
Income receivable		4,791
Receivable for investments sold		613,470
Receivable for shares sold		18,820
TOTAL ASSETS		19,950,701
Liabilities:
Payable for investments purchased	$606,960
Payable for shares redeemed	31,280
Payable for portfolio accounting fees	12,662
Payable for distribution services fee (Note 5)	1,911
Payable for shareholder services fee (Note 5)	2,849
Accrued expenses	28,779
TOTAL LIABILITIES		684,441
Net assets for 2,988,308 shares outstanding		$19,266,260
Net Assets Consist of:
Paid-in capital		$32,295,247
Net unrealized depreciation of investments		(1,371,884)
Accumulated net realized loss on investments		(11,631,802)
Accumulated net investment income (loss)		(25,301)
TOTAL NET ASSETS		$19,266,260
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($14,561,066 ÷ 2,244,600 shares outstanding), no par value, unlimited shares authorized		$6.49
Offering price per share		$6.49
Redemption proceeds per share		$6.49
Class A Shares:
Net asset value per share ($1,949,290 ÷ 303,321 shares outstanding), no par value, unlimited shares authorized		$6.43
Offering price per share (100/94.50 of $6.43)		$6.80
Redemption proceeds per share		$6.43
Class C Shares:
Net asset value per share ($2,755,904 ÷ 440,387 shares outstanding), no par value, unlimited shares authorized		$6.26
Offering price per share		$6.26
Redemption proceeds per share (99.00/100 of $6.26)		$6.20

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $4,894 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $501)			$167,743
Expenses:
Investment adviser fee (Note 5)		$133,591
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		18,212
Transfer and dividend disbursing agent fees and expenses		30,807
Directors'/Trustees' fees		788
Auditing fees		10,924
Legal fees		2,946
Portfolio accounting fees		38,910
Distribution services fee--Class C Shares (Note 5)		11,636
Shareholder services fee--Class A Shares (Note 5)		3,214
Shareholder services fee--Class C Shares (Note 5)		3,879
Share registration costs		17,977
Printing and postage		17,087
Insurance premiums		2,431
Miscellaneous		1,370
TOTAL EXPENSES		409,718
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(133,591)
Waiver of administrative personnel and services fee	(22,569)
Reimbursement of other operating expenses	(60,514)
TOTAL WAIVERS AND REIMBURSEMENTS		(216,674)
Net expenses			193,044
Net investment income (loss)			(25,301)
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(9,503,343)
Net change in unrealized appreciation of investments			(1,688,790)
Net realized and unrealized loss on investments			(11,192,133)
Change in net assets resulting from operations			$(11,217,434)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(25,301)	$(34,816)
Net realized loss on investments	(9,503,343)	(2,063,606)
Net change in unrealized appreciation/depreciation of investments	(1,688,790)	950,455
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,217,434)	(1,147,967)
Distributions to Shareholders:
Distributions from net realized gain on investments
Institutional Shares	--	(638,272)
Class A Shares	--	(198,621)
Class C Shares	--	(63,763)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(900,656)
Share Transactions:
Proceeds from sale of shares	7,000,546	21,054,023
Net asset value of shares issued to shareholders in payment of distributions declared	--	316,054
Cost of shares redeemed	(4,271,707)	(6,659,980)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,728,839	14,710,097
Change in net assets	(8,488,595)	12,661,474
Net Assets:
Beginning of period	27,754,855	15,093,381
End of period (including accumulated net investment income (loss) of $(25,301) and $0, respectively)	$19,266,260	$27,754,855

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Small Cap Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	593,820	$5,067,251	1,548,526	$16,894,234
Shares issued to shareholders in payment of distributions declared	--	--	7,094	75,830
Shares redeemed	(402,145)	(3,446,494)	(482,513)	(5,241,402)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	191,675	$1,620,757	1,073,107	$11,728,662

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	63,207	$539,950	134,417	$1,472,044
Shares issued to shareholders in payment of distributions declared	--	--	17,137	182,165
Shares redeemed	(67,574)	(511,986)	(103,407)	(1,103,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,367)	$27,964	48,147	$550,279

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	169,826	$1,393,345	256,136	$2,687,745
Shares issued to shareholders in payment of distributions declared	--	--	5,566	58,059
Shares redeemed	(45,827)	(313,227)	(30,126)	(314,648)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	123,999	$1,080,118	231,576	$2,431,156
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	311,307	$2,728,839	1,352,830	$14,710,097

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $20,685,252. The net unrealized depreciation of investments for federal tax purposes was $1,371,884. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,006,682 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,378,566.

At July 31, 2008, the Fund had a capital loss carryforward of $176,370 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses excluding (interest, taxes and brokerage commissions) to no more than the following annual percentages for each Class of the Fund based on average daily net assets:

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any additional portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $133,429 of its fee and reimbursed $60,514 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 0.804% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above. FAS waived $22,569 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $8,491 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $466 in sales charges from the sale of Class A Shares. FSC also retained $1,239 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 1.75% and 2.50%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $162. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	382,184	6,303,135	6,304,023	381,296	$381,296	$4,894

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$32,001,972
Sales	$29,399,678

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT SMALL CAP VALUE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing ole in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R726

36368 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Tax
Aware/All Cap Core Fund

Established 2005

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.84		$11.65		$10.35		$10.00
Income From Investment Operations:
Net investment income (loss)	0.01	[3]	(0.00	) [3,4]	(0.02	) [3]	(0.05	) [3]
Net realized and unrealized gain (loss) on investments	(4.24)		(0.81)		1.32		0.40
TOTAL FROM INVESTMENT OPERATIONS	(4.23)		(0.81)		1.30		0.35
Less Distributions:
Distributions from net investment income	(0.00	) [4]	--		--		--
Net Asset Value, End of Period	$ 6.61		$10.84		$11.65		$10.35
Total Return [5]	(38.98)%		(6.95)%		12.56%		3.50%

Ratios to Average Net Assets:
Net expenses	1.65	% [6]	1.65%		1.65%		2.01	% [6]
Net investment income (loss)	0.31	% [6]	(0.02)%		(0.14)%		(0.50	)% [6]
Expense waiver/reimbursement [7]	3.13	% [6]	3.12%		5.81%		3.71	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,716		$6,862		$3,903		$2,061
Portfolio turnover	148%		183%		154%		182%

1 MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Federated MDT Tax Aware/All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,				Period Ended
	1/31/2009		2008		2007	[1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.60		$11.47		$10.27		$10.00
Income From Investment Operations:
Net investment income (loss)	(0.02	) [3]	(0.08	) [3]	(0.10	) [3]	(0.13	) [3]
Net realized and unrealized gain (loss) on investments	(4.14)		(0.79)		1.30		0.40
TOTAL FROM INVESTMENT OPERATIONS	(4.16)		(0.87)		1.20		0.27
Net Asset Value, End of Period	$ 6.44		$10.60		$11.47		$10.27
Total Return [4]	(39.25)%		(7.59)%		11.68%		2.70%

Ratios to Average Net Assets:
Net expenses	2.40	% [5]	2.37%		2.40%		2.76	% [5]
Net investment income (loss)	(0.52	)% [5]	(0.73)%		(0.89)%		(1.25	)% [5]
Expense waiver/reimbursement [6]	3.08	% [5]	3.19%		5.70%		3.71	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,011		$3,587		$3,007		$1,329
Portfolio turnover	148%		183%		154%		182%

1 The Predecessor Fund was reorganized into the Fund as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 610.20	$ 6.70
Class C Shares	$1,000	$ 607.50	$ 9.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.89	$ 8.39
Class C Shares	$1,000	$1,013.11	$12.18

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.65%
Class C Shares	2.40%

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	8.1%
Biotechnology	6.3%
Railroad	4.8%
Agricultural Chemicals	4.6%
Property Liability Insurance	4.5%
Undesignated Consumer Cyclicals	4.5%
Computers - Midrange	4.4%
Miscellaneous Food Products	4.2%
Computers - High End	4.0%
Multi-Line Insurance	3.6%
Copper	3.4%
Ethical Drugs	3.4%
Home Building	2.7%
Department Stores	2.4%
Integrated International Oil	2.3%
Software Packaged/Custom	2.3%
Services to Medical Professionals	2.1%
AT&T Divestiture	2.0%
Diversified Leisure	1.9%
Gas Distributor	1.3%
Regional Bank	1.3%
Defense Aerospace	1.2%
Money Center Bank	1.2%
Airline - Regional	1.0%
Defense Electronics	1.0%
Life Insurance	1.0%
Medical Technology	1.0%
Multi-Industry Capital Goods	1.0%
Other [2]	16.7%
Cash Equivalents [3]	2.6%
Other Assets and Liabilities - Net [4]	(0.8)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Advertising--0.2%
712		Omnicom Group, Inc.	$18,434
		Agricultural Chemicals--4.6%
324		FMC Corp.	14,457
5,681		Monsanto Co.	432,097
1,792		Mosaic Co. (The)	63,921
		TOTAL	510,475
		Agricultural Machinery--0.7%
2,325		Deere & Co.	80,771
		Airline - Regional--1.0%
2,113	[1]	Alaska Air Group, Inc.	55,699
377		SkyWest, Inc.	5,900
7,551		Southwest Airlines Co.	53,084
		TOTAL	114,683
		Apparel--0.3%
509		V.F. Corp.	28,514
		AT&T Divestiture--2.0%
8,822		AT&T, Inc.	217,198
		Auto Original Equipment Manufacturer--0.2%
1,440		Johnson Controls, Inc.	18,014
633		Superior Industries International, Inc.	6,501
		TOTAL	24,515
		Auto Rentals--0.1%
327	[1]	AMERCO	10,055
		Biotechnology--6.3%
158	[1]	Affymetrix, Inc.	502
225	[1]	Alexion Pharmaceuticals, Inc.	8,296
1,400	[1]	Amgen, Inc.	76,790
496	[1]	Cephalon, Inc.	38,281
94	[1]	Charles River Laboratories International, Inc.	2,294
10,734	[1]	Gilead Sciences, Inc.	544,965
Shares			Value
		COMMON STOCKS--continued
		Biotechnology--continued
213	[1]	Hospira, Inc.	$5,304
176	[1]	Myriad Genetics, Inc.	13,124
1,118	[1]	Questcor Pharmaceuticals, Inc.	7,211
		TOTAL	696,767
		Broadcasting--0.3%
845	[1]	American Tower Systems Corp.	25,637
1,452		News Corp., Inc.	9,278
		TOTAL	34,915
		Building Materials--0.3%
227		Ameron, Inc.	11,316
1,697	[1]	Owens Corning, Inc.	22,638
205		Universal Forest Products, Inc.	4,305
		TOTAL	38,259
		Cable TV--0.4%
1,721	[1]	Discovery Communications Inc.	24,955
1,599	[1]	Viacom, Inc., Class B	23,585
		TOTAL	48,540
		Cement--0.1%
690		Texas Industries, Inc.	15,670
		Clothing Stores--0.7%
847	[1]	Children's Place Retail Stores, Inc.	15,932
2,729		Gap (The), Inc.	30,783
1,000	[1]	Jos A. Bank Clothiers, Inc.	27,460
		TOTAL	74,175
		Commodity Chemicals--0.2%
119		Compass Minerals International, Inc.	7,160
1,078		Westlake Chemical Corp.	14,736
		TOTAL	21,896
		Computer Peripherals--0.3%
710		Imation Corp.	6,915
2,279	[1]	Sandisk Corp.	26,049
		TOTAL	32,964
		Computer Services--0.0%
68	[1]	Stanley, Inc.	2,058
Shares			Value
		COMMON STOCKS--continued
		Computer Stores--0.1%
406	[1]	Tech Data Corp.	$7,353
		Computers - High End--4.0%
4,864		IBM Corp.	445,786
		Computers - Low End--0.2%
2,340	[1]	Dell, Inc.	22,230
		Computers - Midrange--4.4%
14,158		Hewlett-Packard Co.	491,991
		Construction Machinery--0.5%
1,674		Caterpillar, Inc.	51,643
398		Joy Global, Inc.	8,290
		TOTAL	59,933
		Contracting--0.1%
129		Harsco Corp.	3,060
86	[1]	IHS, Inc., Class A	3,767
		TOTAL	6,827
		Copper--3.4%
14,771		Freeport-McMoRan Copper & Gold, Inc.	371,343
		Crude Oil & Gas Production--0.3%
280	[1]	Swift Energy Co.	4,290
1,906		W&T Offshore, Inc.	23,958
		TOTAL	28,248
		Defense Aerospace--1.2%
251	[1]	AAR Corp.	4,553
2,729		Boeing Co.	115,464
184		General Dynamics Corp.	10,438
63		Triumph Group, Inc.	2,853
		TOTAL	133,308
		Defense Electronics--1.0%
491	[1]	First Solar, Inc.	70,115
274		Northrop Grumman Corp.	13,185
443		Raytheon Co.	22,425
		TOTAL	105,725
Shares			Value
		COMMON STOCKS--continued
		Department Stores--2.4%
1,098		Dillards, Inc., Class A	$4,776
4,636		Penney (J.C.) Co., Inc.	77,653
1,670	[1]	Saks, Inc.	4,208
4,290	[1]	Sears Holdings Corp.	175,547
		TOTAL	262,184
		Discount Department Stores--0.4%
693	[1]	99 Cents Only Stores	5,807
729	[1]	Dollar Tree, Inc.	31,136
340		Family Dollar Stores, Inc.	9,442
		TOTAL	46,385
		Diversified Leisure--1.9%
10,599		Carnival Corp.	192,796
1,160	[1]	Gaylord Entertainment Co.	12,296
756	[1]	Pinnacle Entertainment, Inc.	5,126
		TOTAL	210,218
		Electric & Electrical Original Equipment Manufacturers--0.1%
769		Molex, Inc.	10,281
		Electric Utility--8.1%
5,068		CMS Energy Corp.	59,549
13,426		Edison International	437,285
750		Idacorp, Inc.	21,832
202		OGE Energy Corp.	4,985
265		Pinnacle West Capital Corp.	8,870
1,531		Public Service Enterprises Group, Inc.	48,334
6,390		Sempra Energy	280,138
1,675		TECO Energy, Inc.	20,117
528		UniSource Energy Corp.	14,911
		TOTAL	896,021
		Electrical Equipment--0.1%
151		American Science & Engineering, Inc.	11,778
		Electronic Testing/Measuring Equipment--0.0%
155	[1]	Multi-Fineline Electronix, Inc.	2,872
Shares			Value
		COMMON STOCKS--continued
		Ethical Drugs--3.4%
3,259		Eli Lilly & Co.	$119,996
2,514	[1]	Forest Laboratories, Inc., Class A	62,951
5,509		Merck & Co., Inc.	157,282
357	[1]	Noven Pharmaceuticals, Inc.	3,545
2,234		Pfizer, Inc.	32,572
		TOTAL	376,346
		Food Wholesaling--0.1%
429		SUPERVALU, Inc.	7,525
201	[1]	Winn-Dixie Stores, Inc.	2,762
		TOTAL	10,287
		Furniture--0.0%
557		Furniture Brands International, Inc.	1,142
		Gas Distributor--1.3%
2,456		Energen Corp.	71,740
77		New Jersey Resources Corp.	3,087
214		ONEOK, Inc.	6,253
1,454		Questar Corp.	49,407
923	[1]	Southern Union Co.	11,897
		TOTAL	142,384
		Grocery Chain--0.1%
418		Safeway, Inc.	8,958
		Home Building--2.7%
2,709		Centex Corp.	23,054
4,597		D. R. Horton, Inc.	27,398
3,509		Lennar Corp., Class A	26,984
194	[1]	M/I Schottenstein Homes, Inc.	1,715
7,910		Pulte Homes, Inc.	80,287
1,451		Ryland Group, Inc.	22,636
7,104	[1]	Toll Brothers, Inc.	120,910
		TOTAL	302,984
		Home Health Care--0.7%
985	[1]	Amedisys, Inc.	40,611
752	[1]	Amerigroup Corp.	21,033
582	[1]	LHC Group, Inc.	15,487
		TOTAL	77,131
Shares			Value
		COMMON STOCKS--continued
		Home Products--0.1%
107	[1]	Energizer Holdings, Inc.	$5,096
		Hospitals--0.1%
395		Universal Health Services, Inc., Class B	14,951
		Household Appliances--0.1%
301		Whirlpool Corp.	10,062
		Industrial Machinery--0.2%
345		Flowserve Corp.	18,392
		Insurance Brokerage--0.2%
345		Odyssey Re Holdings Corp.	16,232
		Integrated International Oil--2.3%
3,678		Chevron Corp.	259,373
		Internet Services--0.3%
797	[1]	NetFlix, Inc.	28,804
		Jewelry Stores--0.0%
140		Movado Group, Inc.	1,075
		Life Insurance--1.0%
230		Aflac, Inc.	5,338
615		American Equity Investment Life Holding Co.	4,114
587		Delphi Financial Group, Inc., Class A	8,905
43		MetLife, Inc.	1,235
4,099		Old Republic International Corp.	42,302
1,662		Torchmark Corp.	49,860
		TOTAL	111,754
		Long-Term Care Centers--0.0%
286	[1]	Kindred Healthcare, Inc.	3,881
		Lumber Products--0.0%
1,254	[1]	Louisiana-Pacific Corp.	2,608
		Maritime--0.1%
315		Overseas Shipholding Group, Inc.	11,245
		Medical Supplies--0.3%
67	[1]	Haemonetics Corp.	3,963
153	[1]	Kinetic Concepts, Inc.	3,687
500		McKesson HBOC, Inc.	22,100
261	[1]	PetMed Express, Inc.	3,769
		TOTAL	33,519
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--1.0%
311	[1]	Cantel Medical Corp.	$4,662
735	[1]	Cyberonics, Inc.	11,312
60	[1]	Edwards Lifesciences Corp.	3,449
178	[1]	Gen-Probe, Inc.	8,014
265	[1]	ResMed, Inc.	10,574
1,627	[1]	Thoratec Laboratories Corp.	47,134
794	[1]	Zimmer Holdings, Inc.	28,902
		TOTAL	114,047
		Metal Containers--0.2%
370		Ball Corp.	14,186
301	[1]	Crown Holdings, Inc.	5,644
		TOTAL	19,830
		Metal Fabrication--0.0%
218		Timken Co.	3,246
		Miscellaneous Components--0.4%
888		AVX Corp.	8,099
683	[1]	Cree, Inc.	13,612
1,596	[1]	International Rectifier Corp.	21,738
		TOTAL	43,449
		Miscellaneous Food Products--4.2%
14,787		Archer-Daniels-Midland Co.	404,868
2,505	[1]	Fresh Del Monte Produce, Inc.	60,371
		TOTAL	465,239
		Miscellaneous Machinery--0.1%
202		Parker-Hannifin Corp.	7,718
257		Rockwell Automation, Inc.	6,692
		TOTAL	14,410
		Miscellaneous Metals--0.1%
1,423	[1]	USEC, Inc.	7,243
		Money Center Bank--1.2%
3,658		Bank of New York Mellon Corp.	94,157
2,601		U.S. Bancorp	38,599
		TOTAL	132,756
Shares			Value
		COMMON STOCKS--continued
		Mortgage and Title--0.1%
400		Stewart Information Services Corp.	$5,936
		Motion Pictures--0.2%
893		Walt Disney Co.	18,467
		Multi-Industry Capital Goods--1.0%
1,989		Honeywell International, Inc.	65,259
3,029		KBR, Inc.	42,891
701		Textron, Inc.	6,330
		TOTAL	114,480
		Multi-Line Insurance--3.6%
6,740		Allstate Corp.	146,056
283	[1]	Amerisafe, Inc.	5,301
458		Cincinnati Financial Corp.	10,044
153		Infinity Property & Casualty	5,875
16,138		UNUMProvident Corp.	228,514
		TOTAL	395,790
		Office Equipment--0.1%
649		Pitney Bowes, Inc.	14,447
		Offshore Driller--0.4%
715	[1]	Transocean Ltd.	39,053
		Oil Refiner--0.9%
1,179		Sunoco, Inc.	54,611
1,753		Western Refining, Inc.	20,440
668		World Fuel Services Corp.	22,558
		TOTAL	97,609
		Oil Service, Explore & Drill--0.1%
1,265		Patterson-UTI Energy, Inc.	12,093
		Oil Well Supply--0.1%
188		Baker Hughes, Inc.	6,264
358	[1]	Dril-Quip, Inc.	8,771
		TOTAL	15,035
		Packaged Foods--0.1%
690		ConAgra Foods, Inc.	11,799
112		Hershey Foods Corp.	4,175
		TOTAL	15,974
Shares			Value
		COMMON STOCKS--continued
		Paper Products--0.4%
3,335		MeadWestvaco Corp.	$38,819
		Personal Loans--0.5%
2,484		Capital One Financial Corp.	39,347
1,192	[1]	Ezcorp, Inc., Class A	16,175
		TOTAL	55,522
		Personnel Agency--0.0%
274		Kelly Services, Inc., Class A	2,482
		Pollution Control--0.0%
63	[1]	Stericycle, Inc.	3,082
		Printing--0.0%
363		Donnelley (R.R.) & Sons Co.	3,543
		Property Liability Insurance--4.5%
2,605		Berkley, W. R. Corp.	68,980
334	[1]	CNA Surety Corp.	5,528
3,064		Chubb Corp.	130,465
461		Employers Holdings, Inc.	6,242
939		HCC Insurance Holdings, Inc.	21,982
1,331		Progressive Corp., OH	16,172
6,463		The Travelers Cos., Inc.	249,730
		TOTAL	499,099
		Railroad--4.8%
9,512		CSX Corp.	275,468
3,186		Norfolk Southern Corp.	122,215
2,992		Union Pacific Corp.	131,020
		TOTAL	528,703
		Recreational Goods--0.3%
563		Callaway Golf Co.	4,284
1,220	[1]	WMS Industries, Inc.	27,108
		TOTAL	31,392
		Recreational Vehicles--0.0%
1,335		Brunswick Corp.	3,711
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--1.3%
1,559		BB&T Corp.	$30,853
333		Central Pacific Financial Corp.	2,241
707		East West Bancorp, Inc.	6,709
2,612		Marshall & Ilsley Corp.	14,914
295		PNC Financial Services Group	9,593
2,231		Popular, Inc.	6,113
243		Regions Financial Corp.	841
519		South Financial Group, Inc.	976
5,268		SunTrust Banks, Inc.	64,586
212		Whitney Holding Corp.	2,754
521		Wintrust Financial Corp.	6,966
		TOTAL	146,546
		Restaurant--0.3%
136	[1]	CEC Entertainment, Inc.	3,174
454		Darden Restaurants, Inc.	11,904
258	[1]	Green Mountain Coffee, Inc.	9,871
66	[1]	Panera Bread Co.	3,101
		TOTAL	28,050
		Roofing & Wallboard--0.2%
383	[1]	Beacon Roofing Supply, Inc.	4,876
2,197	[1]	USG Corp.	14,302
		TOTAL	19,178
		Rubber--0.0%
782		Cooper Tire & Rubber Co.	3,652
		Savings & Loan--0.2%
2,002		Hudson City Bancorp, Inc.	23,223
		Securities Brokerage--0.5%
996	[1]	Interactive Brokers Group, Inc., Class A	15,209
242	[1]	Knight Capital Group, Inc., Class A	4,363
362	[1]	Labranche & Co., Inc.	2,483
1,574		Raymond James Financial, Inc.	29,135
		TOTAL	51,190
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Distribution--0.8%
2,872	[1]	Arrow Electronics, Inc.	$54,769
839	[1]	Avnet, Inc.	16,629
854	[1]	FormFactor, Inc.	13,288
		TOTAL	84,686
		Semiconductor Manufacturing--0.3%
502	[1]	ATMI, Inc.	6,782
5,481	[1]	Micron Technology, Inc.	20,389
311	[1]	Plexus Corp.	4,497
		TOTAL	31,668
		Semiconductor Manufacturing Equipment--0.3%
2,582	[1]	Novellus Systems, Inc.	35,606
		Services to Medical Professionals--2.1%
984	[1]	Centene Corp.	17,446
326	[1]	Coventry Health Care, Inc.	4,932
207	[1]	Genoptix, Inc.	7,017
1,000	[1]	Humana, Inc.	37,930
280	[1]	Medco Health Solutions, Inc.	12,580
588		Omnicare, Inc.	16,440
4,903		UnitedHealth Group, Inc.	138,902
83	[1]	Wellpoint, Inc.	3,440
		TOTAL	238,687
		Shoes--0.1%
382	[1]	Genesco, Inc.	5,883
		Soft Drinks--0.2%
408	[1]	Dr. Pepper Snapple Group, Inc.	6,712
609		The Pepsi Bottling Group, Inc.	11,748
		TOTAL	18,460
		Software Packaged/Custom--2.3%
664	[1]	Computer Sciences Corp.	24,462
875	[1]	DST Systems, Inc.	27,799
4,212	[1]	F5 Networks, Inc.	93,380
4,007		Microsoft Corp.	68,520
699	[1]	Solera Holdings, Inc.	16,839
1,756	[1]	Symantec Corp.	26,919
		TOTAL	257,919
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--0.6%
372		Air Products & Chemicals, Inc.	$18,712
596		Albemarle Corp.	13,261
189	[1]	Calgon Carbon Corp.	2,376
243		Chemed Corp.	9,752
249		Cytec Industries, Inc.	5,090
95		Lubrizol Corp.	3,241
896	[1]	OM Group, Inc.	17,364
		TOTAL	69,796
		Specialty Retailing--0.3%
1,477	[1]	CarMax, Inc.	12,215
2,252		Williams-Sonoma, Inc.	17,836
		TOTAL	30,051
		Stainless Steel Producer--0.5%
2,549		Allegheny Technologies, Inc.	56,307
		Telecommunication Equipment & Services--0.2%
5,703		Motorola, Inc.	25,264
		Tools And Hardware--0.1%
233		Snap-On, Inc.	7,032
		Toys & Games--0.1%
727	[1]	JAKKS Pacific, Inc.	13,333
		Trucking--0.0%
192		Arkansas Best Corp.	4,491
		Undesignated Consumer Cyclicals--4.5%
532	[1]	Apollo Group, Inc., Class A	43,337
3,175	[1]	Corinthian Colleges, Inc.	59,309
833		DeVRY, Inc.	44,632
2,677	[1]	ITT Educational Services, Inc.	327,959
536		Speedway Motorsports, Inc.	7,740
69		Strayer Education, Inc.	14,934
		TOTAL	497,911
Shares			Value
		COMMON STOCKS--continued
		Uniforms--0.0%
80		Unifirst Corp.	$2,099
		Water Utility--0.1%
625		Aqua America, Inc.	12,962
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,622,394)	10,878,047
		MUTUAL FUND--2.6%
285,275	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	285,275
		TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $11,907,669) [4]	11,163,322
		OTHER ASSETS AND LIABILITIES - NET--(0.8)% [5]	(87,884)
		TOTAL NET ASSETS--100%	$11,075,438

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$11,163,322
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$11,163,322

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $285,275 of investments in an affiliated issuer (Note 5) (identified cost $11,907,669)		$11,163,322
Income receivable		9,798
Receivable for investments sold		331,021
Receivable for shares sold		71,912
TOTAL ASSETS		11,576,053
Liabilities:
Payable for investments purchased	$336,123
Payable for shares redeemed	118,239
Payable for auditing fees	10,924
Payable for portfolio accounting fees	12,070
Payable for distribution services fee (Note 5)	2,140
Payable for shareholder services fee (Note 5)	3,885
Accrued expenses	17,234
TOTAL LIABILITIES		500,615
Net assets for 1,680,838 shares outstanding		$11,075,438
Net Assets Consist of:
Paid-in capital		$18,819,159
Net unrealized depreciation of investments		(744,347)
Accumulated net realized loss on investments		(6,994,454)
Distributions in excess of net investment income		(4,920)
TOTAL NET ASSETS		$11,075,438

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($4,348,372 ÷ 655,234 shares outstanding), no par value, unlimited shares authorized	$6.64
Offering price per share	$6.64
Redemption proceeds per share	$6.64
Class A Shares:
Net asset value per share ($4,716,100 ÷ 713,347 shares outstanding), no par value, unlimited shares authorized	$6.61
Offering price per share (100/94.50 of $6.61)	$6.99
Redemption proceeds per share	$6.61
Class C Shares:
Net asset value per share ($2,010,966 ÷ 312,257 shares outstanding), no par value, unlimited shares authorized	$6.44
Offering price per share	$6.44
Redemption proceeds per share (99.00/100 of $6.44)	$6.38

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $3,389 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $40)			$133,216
Expenses:
Investment adviser fee (Note 5)		$62,904
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		15,053
Transfer and dividend disbursing agent fees and expenses		28,581
Directors'/Trustees' fees		805
Auditing fees		10,924
Legal fees		3,188
Portfolio accounting fees		40,148
Distribution services fee--Class C Shares (Note 5)		10,104
Shareholder services fee--Class A Shares (Note 5)		9,336
Shareholder services fee--Class C Shares (Note 5)		3,368
Share registration costs		17,220
Printing and postage		17,115
Insurance premiums		2,383
Interest expense		229
Miscellaneous		1,412
TOTAL EXPENSES		338,716
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(62,904)
Waiver of administrative personnel and services fee	(22,615)
Reimbursement of other operating expenses	(132,309)
TOTAL WAIVERS AND REIMBURSEMENTS		(217,828)
Net expenses			120,888
Net investment income			12,328
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(5,310,298)
Net change in unrealized appreciation of investments			(1,830,677)
Net realized and unrealized loss on investments			(7,140,975)
Change in net assets resulting from operations			$(7,128,647)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,328	$(10,751)
Net realized loss on investments	(5,310,298)	(1,609,068)
Net change in unrealized appreciation/depreciation of investments	(1,830,677)	260,269
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,128,647)	(1,359,550)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,123)	--
Class A Shares	(5,125)	--
Class C Shares	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,248)	--
Share Transactions:
Proceeds from sale of shares	10,679,729	11,846,604
Net asset value of shares issued to shareholders in payment of distributions declared	11,952	--
Cost of shares redeemed	(7,802,391)	(5,710,298)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,889,290	6,136,306
Change in net assets	(4,256,605)	4,776,756
Net Assets:
Beginning of period	15,332,043	10,555,287
End of period (including distributions in excess of net investment income of $(4,920) and $0, respectively)	$11,075,438	$15,332,043

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares are presented separately. The investment objective of the Fund is to provide long-term capital appreciation while seeking to minimize the impact of taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	439,256	$3,123,076	549,863	$6,491,359
Shares issued to shareholders in payment of distributions declared	976	6,958	--	--
Shares redeemed	(232,979)	(1,849,603)	(413,746)	(4,792,720)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	207,253	$1,280,431	136,117	$1,698,639

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	835,966	$7,099,928	353,832	$4,174,842
Shares issued to shareholders in payment of distributions declared	703	4,994	--	--
Shares redeemed	(756,364)	(5,311,516)	(55,720)	(639,826)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	80,305	$1,793,406	298,112	$3,535,016

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	60,965	$456,725	100,386	$1,180,403
Shares redeemed	(87,199)	(641,272)	(23,958)	(277,752)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(26,234)	$(184,547)	76,428	$902,651
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	261,324	$2,889,290	510,657	$6,136,306

4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $11,907,669. The net unrealized depreciation of investments for federal tax purposes was $744,347. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $595,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,339,889.

At July 31, 2008, the Fund had a capital loss carryforward of $10,826 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2015.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $62,793 of its fee and reimbursed $132,309 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 1.335% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,615 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,405 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $330 in sales charges from the sale of Class A Shares. FSC also retained $123 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $243 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.40%, 1.65% and 2.40%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $111. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	240,412	6,331,467	6,286,604	285,275	$285,275	$3,389

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$23,276,191
Sales	$20,523,432

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other g4overnment agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R403
Cusip 31421R502

36402 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated MDT Tax Aware/All Cap Core Fund

A Portfolio of Federated MDT Series

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2009

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended July 31,		Period Ended
	1/31/2009		2008	2007 [1]	7/31/2006	[2]
Net Asset Value, Beginning of Period	$10.90		$11.69	$10.36	$10.00
Income From Investment Operations:
Net investment income (loss)	0.02	[3]	0.03 [3]	0.01 [3]	(0.03	) [3]
Net realized and unrealized gain (loss) on investments	(4.26)		(0.82)	1.32	0.39
TOTAL FROM INVESTMENT OPERATIONS	(4.24)		(0.79)	1.33	0.36
Less Distributions:
Distributions from net investment income	(0.02)		--	--	--
Net Asset Value, End of Period	$ 6.64		$10.90	$11.69	$10.36
Total Return [4]	(38.90)%		(6.76)%	12.84%	3.60%

Ratios to Average Net Assets:
Net expenses	1.40	% [5]	1.40%	1.40%	1.76	% [5]
Net investment income (loss)	0.40	% [5]	0.27%	0.12%	(0.25	)% [5]
Expense waiver/reimbursement [6]	3.10	% [5]	3.03%	5.47%	3.71	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,348		$4,883	$3,645	$1,383
Portfolio turnover	148%		183%	154%	182%

1 MDT Tax Aware/All Cap Core Fund (the "Predecessor Fund") was reorganized into the Federated MDT Tax Aware/All Cap Core Fund (the "Fund") as of the close of business on December 8, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2 Reflects operations for the period from September 15, 2005 (date of initial investment) to July 31, 2006.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 8/1/2008	Ending Account Value 1/31/2009	Expenses Paid During Period [1]
Actual	$1,000	$ 611.00	$5.68
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,018.15	$7.12

1 Expenses are equal to the Fund's annualized net expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At January 31, 2009, the Fund's industry composition 1 was as follows:

Industry	Percentage of Total Net Assets
Electric Utility	8.1%
Biotechnology	6.3%
Railroad	4.8%
Agricultural Chemicals	4.6%
Property Liability Insurance	4.5%
Undesignated Consumer Cyclicals	4.5%
Computers - Midrange	4.4%
Miscellaneous Food Products	4.2%
Computers - High End	4.0%
Multi-Line Insurance	3.6%
Copper	3.4%
Ethical Drugs	3.4%
Home Building	2.7%
Department Stores	2.4%
Integrated International Oil	2.3%
Software Packaged/Custom	2.3%
Services to Medical Professionals	2.1%
AT&T Divestiture	2.0%
Diversified Leisure	1.9%
Gas Distributor	1.3%
Regional Bank	1.3%
Defense Aerospace	1.2%
Money Center Bank	1.2%
Airline - Regional	1.0%
Defense Electronics	1.0%
Life Insurance	1.0%
Medical Technology	1.0%
Multi-Industry Capital Goods	1.0%
Other [2]	16.7%
Cash Equivalents [3]	2.6%
Other Assets and Liabilities--Net [4]	(0.8)%
TOTAL	100.0%

1 Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--98.2%
		Advertising--0.2%
712		Omnicom Group, Inc.	$18,434
		Agricultural Chemicals--4.6%
324		FMC Corp.	14,457
5,681		Monsanto Co.	432,097
1,792		Mosaic Co. (The)	63,921
		TOTAL	510,475
		Agricultural Machinery--0.7%
2,325		Deere & Co.	80,771
		Airline - Regional--1.0%
2,113	[1]	Alaska Air Group, Inc.	55,699
377		SkyWest, Inc.	5,900
7,551		Southwest Airlines Co.	53,084
		TOTAL	114,683
		Apparel--0.3%
509		V.F. Corp.	28,514
		AT&T Divestiture--2.0%
8,822		AT&T, Inc.	217,198
		Auto Original Equipment Manufacturer--0.2%
1,440		Johnson Controls, Inc.	18,014
633		Superior Industries International, Inc.	6,501
		TOTAL	24,515
		Auto Rentals--0.1%
327	[1]	AMERCO	10,055
		Biotechnology--6.3%
158	[1]	Affymetrix, Inc.	502
225	[1]	Alexion Pharmaceuticals, Inc.	8,296
1,400	[1]	Amgen, Inc.	76,790
496	[1]	Cephalon, Inc.	38,281
94	[1]	Charles River Laboratories International, Inc.	2,294
10,734	[1]	Gilead Sciences, Inc.	544,965
Shares			Value
		COMMON STOCKS--continued
		Biotechnology--continued
213	[1]	Hospira, Inc.	$5,304
176	[1]	Myriad Genetics, Inc.	13,124
1,118	[1]	Questcor Pharmaceuticals, Inc.	7,211
		TOTAL	696,767
		Broadcasting--0.3%
845	[1]	American Tower Systems Corp.	25,637
1,452		News Corp., Inc.	9,278
		TOTAL	34,915
		Building Materials--0.3%
227		Ameron, Inc.	11,316
1,697	[1]	Owens Corning, Inc.	22,638
205		Universal Forest Products, Inc.	4,305
		TOTAL	38,259
		Cable TV--0.4%
1,721	[1]	Discovery Communications Inc.	24,955
1,599	[1]	Viacom, Inc., Class B	23,585
		TOTAL	48,540
		Cement--0.1%
690		Texas Industries, Inc.	15,670
		Clothing Stores--0.7%
847	[1]	Children's Place Retail Stores, Inc.	15,932
2,729		Gap (The), Inc.	30,783
1,000	[1]	Jos A. Bank Clothiers, Inc.	27,460
		TOTAL	74,175
		Commodity Chemicals--0.2%
119		Compass Minerals International, Inc.	7,160
1,078		Westlake Chemical Corp.	14,736
		TOTAL	21,896
		Computer Peripherals--0.3%
710		Imation Corp.	6,915
2,279	[1]	Sandisk Corp.	26,049
		TOTAL	32,964
		Computer Services--0.0%
68	[1]	Stanley, Inc.	2,058
Shares			Value
		COMMON STOCKS--continued
		Computer Stores--0.1%
406	[1]	Tech Data Corp.	$7,353
		Computers - High End--4.0%
4,864		IBM Corp.	445,786
		Computers - Low End--0.2%
2,340	[1]	Dell, Inc.	22,230
		Computers - Midrange--4.4%
14,158		Hewlett-Packard Co.	491,991
		Construction Machinery--0.5%
1,674		Caterpillar, Inc.	51,643
398		Joy Global, Inc.	8,290
		TOTAL	59,933
		Contracting--0.1%
129		Harsco Corp.	3,060
86	[1]	IHS, Inc., Class A	3,767
		TOTAL	6,827
		Copper--3.4%
14,771		Freeport-McMoRan Copper & Gold, Inc.	371,343
		Crude Oil & Gas Production--0.3%
280	[1]	Swift Energy Co.	4,290
1,906		W&T Offshore, Inc.	23,958
		TOTAL	28,248
		Defense Aerospace--1.2%
251	[1]	AAR Corp.	4,553
2,729		Boeing Co.	115,464
184		General Dynamics Corp.	10,438
63		Triumph Group, Inc.	2,853
		TOTAL	133,308
		Defense Electronics--1.0%
491	[1]	First Solar, Inc.	70,115
274		Northrop Grumman Corp.	13,185
443		Raytheon Co.	22,425
		TOTAL	105,725
Shares			Value
		COMMON STOCKS--continued
		Department Stores--2.4%
1,098		Dillards, Inc., Class A	$4,776
4,636		Penney (J.C.) Co., Inc.	77,653
1,670	[1]	Saks, Inc.	4,208
4,290	[1]	Sears Holdings Corp.	175,547
		TOTAL	262,184
		Discount Department Stores--0.4%
693	[1]	99 Cents Only Stores	5,807
729	[1]	Dollar Tree, Inc.	31,136
340		Family Dollar Stores, Inc.	9,442
		TOTAL	46,385
		Diversified Leisure--1.9%
10,599		Carnival Corp.	192,796
1,160	[1]	Gaylord Entertainment Co.	12,296
756	[1]	Pinnacle Entertainment, Inc.	5,126
		TOTAL	210,218
		Electric & Electrical Original Equipment Manufacturers--0.1%
769		Molex, Inc.	10,281
		Electric Utility--8.1%
5,068		CMS Energy Corp.	59,549
13,426		Edison International	437,285
750		Idacorp, Inc.	21,832
202		OGE Energy Corp.	4,985
265		Pinnacle West Capital Corp.	8,870
1,531		Public Service Enterprises Group, Inc.	48,334
6,390		Sempra Energy	280,138
1,675		TECO Energy, Inc.	20,117
528		UniSource Energy Corp.	14,911
		TOTAL	896,021
		Electrical Equipment--0.1%
151		American Science & Engineering, Inc.	11,778
		Electronic Testing/Measuring Equipment--0.0%
155	[1]	Multi-Fineline Electronix, Inc.	2,872
Shares			Value
		COMMON STOCKS--continued
		Ethical Drugs--3.4%
3,259		Eli Lilly & Co.	$119,996
2,514	[1]	Forest Laboratories, Inc., Class A	62,951
5,509		Merck & Co., Inc.	157,282
357	[1]	Noven Pharmaceuticals, Inc.	3,545
2,234		Pfizer, Inc.	32,572
		TOTAL	376,346
		Food Wholesaling--0.1%
429		SUPERVALU, Inc.	7,525
201	[1]	Winn-Dixie Stores, Inc.	2,762
		TOTAL	10,287
		Furniture--0.0%
557		Furniture Brands International, Inc.	1,142
		Gas Distributor--1.3%
2,456		Energen Corp.	71,740
77		New Jersey Resources Corp.	3,087
214		ONEOK, Inc.	6,253
1,454		Questar Corp.	49,407
923	[1]	Southern Union Co.	11,897
		TOTAL	142,384
		Grocery Chain--0.1%
418		Safeway, Inc.	8,958
		Home Building--2.7%
2,709		Centex Corp.	23,054
4,597		D. R. Horton, Inc.	27,398
3,509		Lennar Corp., Class A	26,984
194	[1]	M/I Schottenstein Homes, Inc.	1,715
7,910		Pulte Homes, Inc.	80,287
1,451		Ryland Group, Inc.	22,636
7,104	[1]	Toll Brothers, Inc.	120,910
		TOTAL	302,984
		Home Health Care--0.7%
985	[1]	Amedisys, Inc.	40,611
752	[1]	Amerigroup Corp.	21,033
582	[1]	LHC Group, Inc.	15,487
		TOTAL	77,131
Shares			Value
		COMMON STOCKS--continued
		Home Products--0.1%
107	[1]	Energizer Holdings, Inc.	$5,096
		Hospitals--0.1%
395		Universal Health Services, Inc., Class B	14,951
		Household Appliances--0.1%
301		Whirlpool Corp.	10,062
		Industrial Machinery--0.2%
345		Flowserve Corp.	18,392
		Insurance Brokerage--0.2%
345		Odyssey Re Holdings Corp.	16,232
		Integrated International Oil--2.3%
3,678		Chevron Corp.	259,373
		Internet Services--0.3%
797	[1]	NetFlix, Inc.	28,804
		Jewelry Stores--0.0%
140		Movado Group, Inc.	1,075
		Life Insurance--1.0%
230		Aflac, Inc.	5,338
615		American Equity Investment Life Holding Co.	4,114
587		Delphi Financial Group, Inc., Class A	8,905
43		MetLife, Inc.	1,235
4,099		Old Republic International Corp.	42,302
1,662		Torchmark Corp.	49,860
		TOTAL	111,754
		Long-Term Care Centers--0.0%
286	[1]	Kindred Healthcare, Inc.	3,881
		Lumber Products--0.0%
1,254	[1]	Louisiana-Pacific Corp.	2,608
		Maritime--0.1%
315		Overseas Shipholding Group, Inc.	11,245
		Medical Supplies--0.3%
67	[1]	Haemonetics Corp.	3,963
153	[1]	Kinetic Concepts, Inc.	3,687
500		McKesson HBOC, Inc.	22,100
261	[1]	PetMed Express, Inc.	3,769
		TOTAL	33,519
Shares			Value
		COMMON STOCKS--continued
		Medical Technology--1.0%
311	[1]	Cantel Medical Corp.	$4,662
735	[1]	Cyberonics, Inc.	11,312
60	[1]	Edwards Lifesciences Corp.	3,449
178	[1]	Gen-Probe, Inc.	8,014
265	[1]	ResMed, Inc.	10,574
1,627	[1]	Thoratec Laboratories Corp.	47,134
794	[1]	Zimmer Holdings, Inc.	28,902
		TOTAL	114,047
		Metal Containers--0.2%
370		Ball Corp.	14,186
301	[1]	Crown Holdings, Inc.	5,644
		TOTAL	19,830
		Metal Fabrication--0.0%
218		Timken Co.	3,246
		Miscellaneous Components--0.4%
888		AVX Corp.	8,099
683	[1]	Cree, Inc.	13,612
1,596	[1]	International Rectifier Corp.	21,738
		TOTAL	43,449
		Miscellaneous Food Products--4.2%
14,787		Archer-Daniels-Midland Co.	404,868
2,505	[1]	Fresh Del Monte Produce, Inc.	60,371
		TOTAL	465,239
		Miscellaneous Machinery--0.1%
202		Parker-Hannifin Corp.	7,718
257		Rockwell Automation, Inc.	6,692
		TOTAL	14,410
		Miscellaneous Metals--0.1%
1,423	[1]	USEC, Inc.	7,243
		Money Center Bank--1.2%
3,658		Bank of New York Mellon Corp.	94,157
2,601		U.S. Bancorp	38,599
		TOTAL	132,756
Shares			Value
		COMMON STOCKS--continued
		Mortgage and Title--0.1%
400		Stewart Information Services Corp.	$5,936
		Motion Pictures--0.2%
893		Walt Disney Co.	18,467
		Multi-Industry Capital Goods--1.0%
1,989		Honeywell International, Inc.	65,259
3,029		KBR, Inc.	42,891
701		Textron, Inc.	6,330
		TOTAL	114,480
		Multi-Line Insurance--3.6%
6,740		Allstate Corp.	146,056
283	[1]	Amerisafe, Inc.	5,301
458		Cincinnati Financial Corp.	10,044
153		Infinity Property & Casualty	5,875
16,138		UNUMProvident Corp.	228,514
		TOTAL	395,790
		Office Equipment--0.1%
649		Pitney Bowes, Inc.	14,447
		Offshore Driller--0.4%
715	[1]	Transocean Ltd.	39,053
		Oil Refiner--0.9%
1,179		Sunoco, Inc.	54,611
1,753		Western Refining, Inc.	20,440
668		World Fuel Services Corp.	22,558
		TOTAL	97,609
		Oil Service, Explore & Drill--0.1%
1,265		Patterson-UTI Energy, Inc.	12,093
		Oil Well Supply--0.1%
188		Baker Hughes, Inc.	6,264
358	[1]	Dril-Quip, Inc.	8,771
		TOTAL	15,035
		Packaged Foods--0.1%
690		ConAgra Foods, Inc.	11,799
112		Hershey Foods Corp.	4,175
		TOTAL	15,974
Shares			Value
		COMMON STOCKS--continued
		Paper Products--0.4%
3,335		MeadWestvaco Corp.	$38,819
		Personal Loans--0.5%
2,484		Capital One Financial Corp.	39,347
1,192	[1]	Ezcorp, Inc., Class A	16,175
		TOTAL	55,522
		Personnel Agency--0.0%
274		Kelly Services, Inc., Class A	2,482
		Pollution Control--0.0%
63	[1]	Stericycle, Inc.	3,082
		Printing--0.0%
363		Donnelley (R.R.) & Sons Co.	3,543
		Property Liability Insurance--4.5%
2,605		Berkley, W. R. Corp.	68,980
334	[1]	CNA Surety Corp.	5,528
3,064		Chubb Corp.	130,465
461		Employers Holdings, Inc.	6,242
939		HCC Insurance Holdings, Inc.	21,982
1,331		Progressive Corp., OH	16,172
6,463		The Travelers Cos., Inc.	249,730
		TOTAL	499,099
		Railroad--4.8%
9,512		CSX Corp.	275,468
3,186		Norfolk Southern Corp.	122,215
2,992		Union Pacific Corp.	131,020
		TOTAL	528,703
		Recreational Goods--0.3%
563		Callaway Golf Co.	4,284
1,220	[1]	WMS Industries, Inc.	27,108
		TOTAL	31,392
		Recreational Vehicles--0.0%
1,335		Brunswick Corp.	3,711
Shares			Value
		COMMON STOCKS--continued
		Regional Bank--1.3%
1,559		BB&T Corp.	$30,853
333		Central Pacific Financial Corp.	2,241
707		East West Bancorp, Inc.	6,709
2,612		Marshall & Ilsley Corp.	14,914
295		PNC Financial Services Group	9,593
2,231		Popular, Inc.	6,113
243		Regions Financial Corp.	841
519		South Financial Group, Inc.	976
5,268		SunTrust Banks, Inc.	64,586
212		Whitney Holding Corp.	2,754
521		Wintrust Financial Corp.	6,966
		TOTAL	146,546
		Restaurant--0.3%
136	[1]	CEC Entertainment, Inc.	3,174
454		Darden Restaurants, Inc.	11,904
258	[1]	Green Mountain Coffee, Inc.	9,871
66	[1]	Panera Bread Co.	3,101
		TOTAL	28,050
		Roofing & Wallboard--0.2%
383	[1]	Beacon Roofing Supply, Inc.	4,876
2,197	[1]	USG Corp.	14,302
		TOTAL	19,178
		Rubber--0.0%
782		Cooper Tire & Rubber Co.	3,652
		Savings & Loan--0.2%
2,002		Hudson City Bancorp, Inc.	23,223
		Securities Brokerage--0.5%
996	[1]	Interactive Brokers Group, Inc., Class A	15,209
242	[1]	Knight Capital Group, Inc., Class A	4,363
362	[1]	Labranche & Co., Inc.	2,483
1,574		Raymond James Financial, Inc.	29,135
		TOTAL	51,190
Shares			Value
		COMMON STOCKS--continued
		Semiconductor Distribution--0.8%
2,872	[1]	Arrow Electronics, Inc.	$54,769
839	[1]	Avnet, Inc.	16,629
854	[1]	FormFactor, Inc.	13,288
		TOTAL	84,686
		Semiconductor Manufacturing--0.3%
502	[1]	ATMI, Inc.	6,782
5,481	[1]	Micron Technology, Inc.	20,389
311	[1]	Plexus Corp.	4,497
		TOTAL	31,668
		Semiconductor Manufacturing Equipment--0.3%
2,582	[1]	Novellus Systems, Inc.	35,606
		Services to Medical Professionals--2.1%
984	[1]	Centene Corp.	17,446
326	[1]	Coventry Health Care, Inc.	4,932
207	[1]	Genoptix, Inc.	7,017
1,000	[1]	Humana, Inc.	37,930
280	[1]	Medco Health Solutions, Inc.	12,580
588		Omnicare, Inc.	16,440
4,903		UnitedHealth Group, Inc.	138,902
83	[1]	Wellpoint, Inc.	3,440
		TOTAL	238,687
		Shoes--0.1%
382	[1]	Genesco, Inc.	5,883
		Soft Drinks--0.2%
408	[1]	Dr. Pepper Snapple Group, Inc.	6,712
609		The Pepsi Bottling Group, Inc.	11,748
		TOTAL	18,460
		Software Packaged/Custom--2.3%
664	[1]	Computer Sciences Corp.	24,462
875	[1]	DST Systems, Inc.	27,799
4,212	[1]	F5 Networks, Inc.	93,380
4,007		Microsoft Corp.	68,520
699	[1]	Solera Holdings, Inc.	16,839
1,756	[1]	Symantec Corp.	26,919
		TOTAL	257,919
Shares			Value
		COMMON STOCKS--continued
		Specialty Chemicals--0.6%
372		Air Products & Chemicals, Inc.	$18,712
596		Albemarle Corp.	13,261
189	[1]	Calgon Carbon Corp.	2,376
243		Chemed Corp.	9,752
249		Cytec Industries, Inc.	5,090
95		Lubrizol Corp.	3,241
896	[1]	OM Group, Inc.	17,364
		TOTAL	69,796
		Specialty Retailing--0.3%
1,477	[1]	CarMax, Inc.	12,215
2,252		Williams-Sonoma, Inc.	17,836
		TOTAL	30,051
		Stainless Steel Producer--0.5%
2,549		Allegheny Technologies, Inc.	56,307
		Telecommunication Equipment & Services--0.2%
5,703		Motorola, Inc.	25,264
		Tools And Hardware--0.1%
233		Snap-On, Inc.	7,032
		Toys & Games--0.1%
727	[1]	JAKKS Pacific, Inc.	13,333
		Trucking--0.0%
192		Arkansas Best Corp.	4,491
		Undesignated Consumer Cyclicals--4.5%
532	[1]	Apollo Group, Inc., Class A	43,337
3,175	[1]	Corinthian Colleges, Inc.	59,309
833		DeVRY, Inc.	44,632
2,677	[1]	ITT Educational Services, Inc.	327,959
536		Speedway Motorsports, Inc.	7,740
69		Strayer Education, Inc.	14,934
		TOTAL	497,911
Shares			Value
		COMMON STOCKS--continued
		Uniforms--0.0%
80		Unifirst Corp.	$2,099
		Water Utility--0.1%
625		Aqua America, Inc.	12,962
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,622,394)	10,878,047
		MUTUAL FUND--2.6%
285,275	[2,3]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	285,275
		TOTAL INVESTMENTS--100.8% (IDENTIFIED COST $11,907,669) [4]	11,163,322
		OTHER ASSETS AND LIABILITIES - NET--(0.8)% [5]	(87,884)
		TOTAL NET ASSETS--100%	$11,075,438

1 Non-income-producing security.

2 Affiliated company.

3 7-Day net yield.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices and Investments in Mutual Funds	$11,163,322
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
TOTAL	$11,163,322

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2009 (unaudited)

Assets:
Total investments in securities, at value including $285,275 of investments in an affiliated issuer (Note 5) (identified cost $11,907,669)		$11,163,322
Income receivable		9,798
Receivable for investments sold		331,021
Receivable for shares sold		71,912
TOTAL ASSETS		11,576,053
Liabilities:
Payable for investments purchased	$336,123
Payable for shares redeemed	118,239
Payable for auditing fees	10,924
Payable for portfolio accounting fees	12,070
Payable for distribution services fee (Note 5)	2,140
Payable for shareholder services fee (Note 5)	3,885
Accrued expenses	17,234
TOTAL LIABILITIES		500,615
Net assets for 1,680,838 shares outstanding		$11,075,438
Net Assets Consist of:
Paid-in capital		$18,819,159
Net unrealized depreciation of investments		(744,347)
Accumulated net realized loss on investments		(6,994,454)
Distributions in excess of net investment income		(4,920)
TOTAL NET ASSETS		$11,075,438

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($4,348,372 ÷ 655,234 shares outstanding), no par value, unlimited shares authorized	$6.64
Offering price per share	$6.64
Redemption proceeds per share	$6.64
Class A Shares:
Net asset value per share ($4,716,100 ÷ 713,347 shares outstanding), no par value, unlimited shares authorized	$6.61
Offering price per share (100/94.50 of $6.61)	$6.99
Redemption proceeds per share	$6.61
Class C Shares:
Net asset value per share ($2,010,966 ÷ 312,257 shares outstanding), no par value, unlimited shares authorized	$6.44
Offering price per share	$6.44
Redemption proceeds per share (99.00/100 of $6.44)	$6.38

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended January 31, 2009 (unaudited)

Investment Income:
Dividends (including $3,389 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $40)			$133,216
Expenses:
Investment adviser fee (Note 5)		$62,904
Administrative personnel and services fee (Note 5)		115,946
Custodian fees		15,053
Transfer and dividend disbursing agent fees and expenses		28,581
Directors'/Trustees' fees		805
Auditing fees		10,924
Legal fees		3,188
Portfolio accounting fees		40,148
Distribution services fee--Class C Shares (Note 5)		10,104
Shareholder services fee--Class A Shares (Note 5)		9,336
Shareholder services fee--Class C Shares (Note 5)		3,368
Share registration costs		17,220
Printing and postage		17,115
Insurance premiums		2,383
Interest expense		229
Miscellaneous		1,412
TOTAL EXPENSES		338,716
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(62,904)
Waiver of administrative personnel and services fee	(22,615)
Reimbursement of other operating expenses	(132,309)
TOTAL WAIVERS AND REIMBURSEMENTS		(217,828)
Net expenses			120,888
Net investment income			12,328
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(5,310,298)
Net change in unrealized appreciation of investments			(1,830,677)
Net realized and unrealized loss on investments			(7,140,975)
Change in net assets resulting from operations			$(7,128,647)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2009	Year Ended 7/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$12,328	$(10,751)
Net realized loss on investments	(5,310,298)	(1,609,068)
Net change in unrealized appreciation/depreciation of investments	(1,830,677)	260,269
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,128,647)	(1,359,550)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(12,123)	--
Class A Shares	(5,125)	--
Class C Shares	--	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,248)	--
Share Transactions:
Proceeds from sale of shares	10,679,729	11,846,604
Net asset value of shares issued to shareholders in payment of distributions declared	11,952	--
Cost of shares redeemed	(7,802,391)	(5,710,298)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,889,290	6,136,306
Change in net assets	(4,256,605)	4,776,756
Net Assets:
Beginning of period	15,332,043	10,555,287
End of period (including distributions in excess of net investment income of $(4,920) and $0, respectively)	$11,075,438	$15,332,043

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2009 (unaudited)

1. ORGANIZATION

Federated MDT Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated MDT Tax Aware/All Cap Core Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to provide long-term capital appreciation while seeking to minimize the impact of taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." As of and during the six months ended January 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2009, tax years 2006 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	439,256	$3,123,076	549,863	$6,491,359
Shares issued to shareholders in payment of distributions declared	976	6,958	--	--
Shares redeemed	(232,979)	(1,849,603)	(413,746)	(4,792,720)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	207,253	$1,280,431	136,117	$1,698,639

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	835,966	$7,099,928	353,832	$4,174,842
Shares issued to shareholders in payment of distributions declared	703	4,994	--	--
Shares redeemed	(756,364)	(5,311,516)	(55,720)	(639,826)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	80,305	$1,793,406	298,112	$3,535,016

	Six Months Ended 1/31/2009		Year Ended 7/31/2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	60,965	$456,725	100,386	$1,180,403
Shares redeemed	(87,199)	(641,272)	(23,958)	(277,752)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(26,234)	$(184,547)	76,428	$902,651
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	261,324	$2,889,290	510,657	$6,136,306
4. FEDERAL TAX INFORMATION

At January 31, 2009, the cost of investments for federal tax purposes was $11,907,669. The net unrealized depreciation of investments for federal tax purposes was $744,347. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $595,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,339,889.

At July 31, 2008, the Fund had a capital loss carryforward of $10,826 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2015.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to December 8, 2008, the Adviser agreed to waive all or a portion of the advisory fee and/or reimburse certain operating expenses (excluding interest, taxes and brokerage commissions) in order to contractually limit the Fund's aggregate annual operating expenses to no more than the following annual percentages for each class of the Fund based on average daily net assets:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Shares	1.80%
Class A Shares	2.05%
Class C Shares	2.80%

In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any additional portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2009, the Adviser waived $62,793 of its fee and reimbursed $132,309 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 2009, the net fee paid to FAS was 1.335% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $22,615 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2009, FSC retained $2,405 of fees paid by the Fund. For the six months ended January 31, 2009, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees. On November 15, 2007, the Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2009, FSC retained $330 in sales charges from the sale of Class A Shares. FSC also retained $123 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2009, FSSC received $243 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 1.40%, 1.65% and 2.40%, respectively, for the fiscal year ending July 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through September 30, 2009.

General

Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended January 31, 2009, the Adviser reimbursed $111. Transactions with the affiliated company during the six months ended January 31, 2009 were as follows:

Affiliate	Balance of Shares Held 7/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	240,412	6,331,467	6,286,604	285,275	$285,275	$3,389

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2009, were as follows:

Purchases	$23,276,191
Sales	$20,523,432

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of January 31, 2009, there were no outstanding loans. During the six months ended January 31, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED MDT TAX AWARE/ALL CAP CORE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees. He also observed that certain funds may exhibit important differences in their objectives and management techniques when compared to other funds placed in the same peer group by ranking organizations, noting in this connection that the Fund's quantitative investment program is of such a type.

For the one-year period ending December 31, 2007, the Fund's performance was above the median of the relevant peer group. In addition, the Board was informed by the Adviser that, for the same period, the Fund outperformed its benchmark index for the one-year period.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R601

36405 (3/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009